UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02857 and 811-21434

Name of Fund:   BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2019

Date of reporting period: 03/31/2019

Item 1 – Report to Stockholders

MARCH 31, 2019

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Bond Fund, Inc.

▶	BlackRock Total Return Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call (800) 441-7762 to inform BlackRock that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC, BlackRock Fund Advisors or their affiliates, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by: (i) accessing the BlackRock website at www.blackrock.com/edelivery and logging into your accounts, if you hold accounts directly with BlackRock, or (ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended March 31, 2019, the U.S. equity and bond markets posted positive returns while weathering significant volatility. Though the market’s appetite for risk remained healthy for most of the reporting period, risk taking declined sharply in late 2018. Thereafter, global equity markets rebounded strongly, as inflation diminished and the U.S. Federal Reserve (the “Fed”) announced a shift to less restrictive monetary policy.

Volatility rose in emerging market stocks, as the rising U.S. dollar and higher interest rates in the U.S. disrupted economic growth abroad. U.S.-China trade relations and debt concerns adversely affected the Chinese stock market, while Turkey and Argentina became embroiled in currency crises, largely due to hyperinflation in both countries. An economic slowdown in Europe also led to negative performance for European equities. However, recent economic data indicates that Europe may emerge from its economic soft patch, reinvigorated by a manufacturing rebound and China’s economic stimulus.

Volatility in the U.S. equity market spiked in October, as a wide range of risks were brought to bear on markets, ranging from rising interest rates and slowing global growth to heightened trade tensions and political turmoil in several countries, including the United States. These risks manifested in a broad-based sell-off in December, leading to the worst December performance on record since 1931.

By comparison, fixed income securities delivered modest positive returns with relatively low volatility. In fixed income markets, short-term U.S. Treasury yields rose the fastest, while longer-term yields declined slightly. This led to positive returns for U.S. Treasuries and a substantial flattening of the yield curve. Investment-grade and high-yield corporate bonds also posted positive returns, as the credit fundamentals in corporate markets remained relatively solid.

The Fed increased short-term interest rates three times during the reporting period. For its last two meetings, the Fed left interest rates unchanged and signaled a slower pace of rate hikes in response to the global economic slowdown. Relatively low inflation and modest economic growth give the Fed room to maintain support for the economy until the economic data builds the case for changing interest rates.

Although fears of recession drove equity volatility higher at the end of 2018, we continue to believe the probability of recession in 2019 remains relatively low. Economic growth and global earnings are likely to slow somewhat in 2019 because the tax cut stimulus will be less pronounced, and the Fed’s rate hikes in 2018 will gain traction in 2019. We expect profit margins to continue to contract, which tends to happen late in the business cycle.

In addition, trade frictions look more baked into asset prices than a year ago, but markets may be overlooking European political risks. As Brexit moves forward, the United Kingdom and the European Union may face significant obstacles. Most recently, Britain’s Parliament voted to extend the deadline for the separation, as policy makers continue to seek the least disruptive ways to disentangle Europe’s second-largest economy from the European Union. U.S. and emerging market equities remain relatively attractive. Within U.S. equities, we believe that companies with high-quality earnings and strong balance sheets offer the most attractive risk/reward trade-off.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of March 31, 2019
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	(1.72)%	9.50%
U.S. small cap equities (Russell 2000® Index)	(8.56)	2.05
International equities (MSCI Europe, Australasia, Far East Index)	(3.81)	(3.71)
Emerging market equities (MSCI Emerging Markets Index)	1.71	(7.41)
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	1.17	2.12
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	7.08	5.59
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	4.63	4.48
Tax-exempt municipal bonds (S&P Municipal Bond Index)	4.32	5.12
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	2.39	5.93
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

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3

Fund Summary as of March 31, 2019	BlackRock Total Return Fund

Investment Objective

BlackRock Total Return Fund’s (the “Fund”) investment objective is to realize a total return that exceeds that of the Bloomberg Barclays U.S. Aggregate Bond Index.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended March 31, 2019, the Fund, through its investment in Master Total Return Portfolio (the “Master Portfolio”), underperformed its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index.

What factors influenced performance?

During the period, the Master Portfolio’s European credit exposures and tactical positioning within emerging markets under its macro-oriented strategies detracted from performance.

The Master Portfolio’s overweight to U.S. investment grade credits added to performance relative to the benchmark. Within securitized assets, exposure to non-agency mortgages, collateralized loan obligations and commercial mortgage-backed securities contributed positively. Positioning with respect to overall portfolio duration (sensitivity to interest rate changes) was also beneficial. Lastly, an overweight to U.S. municipal bonds contributed to performance.

Given that the Master Portfolio no longer uses reverse repurchase agreements, the Master Portfolio ran a slightly larger cash position in order to deploy trades and strategies. The Master Portfolio’s cash position did not have a material impact on the Fund’s performance.

Describe recent portfolio activity.

During the fourth quarter of 2018, the Master Portfolio’s overweight in duration was reduced, while exposure was rotated further out the yield curve. Given the investment adviser’s view that slowing economic growth and a near-neutral rate policy by the Fed should keep U.S. interest rates range-bound in the near term, the Master Portfolio added to sectors that should benefit from more accommodative monetary policy going forward, such as agency mortgage-backed securities (“MBS”) and municipal bonds, as well as local-currency emerging market debt. The Master Portfolio also used this opportunity to rotate from floating rate to fixed rate exposure in lower quality credits, and to reduce floating rate loan interest (or bank loan) exposures in favor of high yield bonds, while adding to investment grade credits for high quality income. Despite broader market weakness during the fourth quarter, securitized assets held up well, and the Master Portfolio took profits there.

In the first quarter of 2019, as risk assets rebounded sharply, the Master Portfolio’s overweight in duration was modestly increased, while exposure was slightly rotated to longer-dated issues. Following the aggressive re-pricing of risk assets in late 2018, the investment adviser used the opportunity to add to the Master Portfolio’s overweight in investment grade credits on the belief that the sector should benefit from this environment with lower volatility. The Master Portfolio also added tactically to its emerging market positioning as the dovish Fed took pressure off the U.S. dollar, allowing for easier local monetary policy within emerging countries. Given recent dips in interest rates and pick-up in prepayment speeds, the Master Portfolio shifted to an underweight in agency MBS, while maintaining diversified exposure in securitized assets.

Describe portfolio positioning at period end.

Toward the end of the period, the Master Portfolio’s duration was further increased providing a means to manage the portfolio against any “risk-off” move in the market, with a continued preference for the front of the yield curve given an attractive risk/reward profile relative to longer-dated Treasuries. The Master Portfolio also maintained an overweight to corporate credit, particularly within high quality names, and in securitized assets as sources of durable income. Given falling rates, the Master Portfolio shifted to a short position in agency MBS in anticipation of a further pick-up in prepayment speeds. Outside of the United States, the Master Portfolio held slight overweight positions in areas including non-U.S. credit and emerging market debt, with a cautious stance regarding credit selection.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

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Fund Summary (continued)	BlackRock Total Return Fund

Performance Summary for the Period Ended March 31, 2019

				Average Annual Total Returns (a)(b)
				1 Year		5 Years		10 Years
	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	3.37%	3.34%	4.37%	3.95%	N/A	3.12%	N/A	5.83%	N/A
Service	3.07	3.07	4.21	3.72	N/A	2.85	N/A	5.57	N/A
Investor A	2.92	2.90	4.20	3.60	(0.55)%	2.80	1.97%	5.50	5.07%
Investor A1	3.22	3.17	4.30	3.79	N/A	3.00	N/A	5.69	N/A
Investor C	2.42	2.33	3.86	2.92	1.92	2.13	2.13	4.82	4.82
Investor C1	2.58	2.54	3.85	3.05	N/A	2.21	N/A	4.90	N/A
Investor C2	2.80	2.49	4.07	3.43	N/A	2.54	N/A	5.18	N/A
Class K	3.44	3.43	4.41	4.01	N/A	3.21	N/A	5.93	N/A
Class R	2.80	2.75	4.07	3.33	N/A	2.54	N/A	5.24	N/A
Bloomberg Barclays U.S. Aggregate Bond Index(c)	—	—	4.63	4.48	N/A	2.74	N/A	3.77	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 8 for a detailed description of share classes, including any related sales charges and fees.

(b)

The Fund invests all of its assets in the Master Portfolio. The Master Portfolio typically invests more than 90% of its assets in a diversified portfolio of fixed-income securities such as corporate bonds and notes, mortgage-backed securities, asset-backed securities, convertible securities, preferred securities and government obligations. Under normal circumstances, the Master Portfolio invests at least 80% of its assets in bonds and invests primarily in investment grade fixed income securities.

(c)

A widely recognized unmanaged market-weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

F U N D S U M M A R Y	5

Disclosure of Expenses	BlackRock Total Return Fund

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on October 1, 2018 and held through March 31, 2019) are intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual			Hypothetical (b)
	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period (a)	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period (a)	Annualized Expense Ratio
Institutional	$1,000.00	$1,043.70	$2.25	$1,000.00	$1,022.73	$2.23	0.44%
Service	1,000.00	1,042.10	3.80	1,000.00	1,021.21	3.76	0.75
Investor A	1,000.00	1,042.00	3.98	1,000.00	1,021.03	3.94	0.78
Investor A1	1,000.00	1,043.00	3.01	1,000.00	1,021.98	2.98	0.59
Investor C	1,000.00	1,038.60	7.33	1,000.00	1,017.74	7.25	1.44
Investor C1	1,000.00	1,038.50	6.59	1,000.00	1,018.47	6.52	1.30
Investor C2	1,000.00	1,040.70	5.25	1,000.00	1,019.78	5.20	1.03
Class K	1,000.00	1,044.10	1.91	1,000.00	1,023.06	1.90	0.38
Class R	1,000.00	1,040.70	5.25	1,000.00	1,019.79	5.20	1.03

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the Fund invests all of its assets in the Master Portfolio the expense example reflects the net expenses of both the Fund and the Master Portfolio in which it invests.

(b)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

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The Benefits and Risks of Leveraging	BlackRock Total Return Fund

The Master Portfolio may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.

The Master Portfolio may utilize leverage through a credit facility. In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by the Master Portfolio on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Master Portfolio (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Master Portfolio’s investors benefit from the incremental net income.

The interest earned on securities purchased with the proceeds from leverage is distributed to the Master Portfolio’s investors, and the value of these portfolio holdings is reflected in the Master Portfolio’s NAV. However, in order to benefit investors, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed the Master Portfolio’s return on assets purchased with leverage proceeds, income to investors is lower than if the Master Portfolio had not used leverage.

Furthermore, the value of the Master Portfolio’s investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence the Master Portfolio’s NAV positively or negatively in addition to the impact on the Master Portfolio’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that the Master Portfolio’s leveraging strategy will be successful.

The use of leverage also generally causes greater changes in the Master Portfolio’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of the Master Portfolio’s shares than if the Master Portfolio were not leveraged. In addition, the Master Portfolio may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Master Portfolio to incur losses. The use of leverage may limit the Master Portfolio’s ability to invest in certain types of securities or use certain types of hedging strategies. The Master Portfolio incurs expenses in connection with the use of leverage, all of which are borne by the Master Portfolio’s investors and may reduce income.

Derivative Financial Instruments

The Master Portfolio may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Master Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Master Portfolio’s Notes to Consolidated Financial Statements.

T H E B E N E F I T S A N D R I S K S O F L E V E R A G I N G A N D D E R I V A TI V E F I N A N C I A L I N S T R U M E N T S	7

About Fund Performance	BlackRock Total Return Fund

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

Service Shares are not subject to any sales charge. These shares are subject to a service fee of 0.25% per year (but no distribution fee) and are available only to certain eligible investors.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 4.00% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor A1 Shares are subject to a maximum initial sales charge (front-end load) of 1.00% and a service fee of 0.10% per year (but no distribution fee). The maximum initial sales charge does not apply to current eligible shareholders of Investor A1 Shares of the Fund. Certain redemptions of these shares may be subject to a CDSC where no initial sales charge was paid at time of purchase. However, the CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders.

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. Effective November 8, 2018, the Fund adopted an automatic conversion feature whereby Investor C Shares held for approximately ten years will be automatically converted into Investor A Shares, and, thereafter, investors will be subject to lower ongoing fees.

Investor C1 Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. However, the CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders. In addition, these shares are subject to a distribution fee of 0.55% per year and a service fee of 0.25% per year. Effective November 8, 2018, the Fund adopted an automatic conversion feature whereby Investor C1 Shares held for approximately ten years will be automatically converted into Investor A Shares, and, thereafter, investors will be subject to lower ongoing fees.

Investor C2 Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. However, the CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders. In addition, these shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Effective November 8, 2018, the Fund adopted an automatic conversion feature whereby Investor C2 Shares held for approximately ten years will be automatically converted into Investor A Shares, and, thereafter, investors will be subject to lower ongoing fees.

Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans.

Investor A1, Investor C1 and Investor C2 Shares are only available for dividend and capital gain reinvestment by existing shareholders, and for purchase by certain employer-sponsored retirement plans.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous page assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend/payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. The Manager is under no obligation to continue contractually waiving and/or reimbursing its fees after the applicable termination date of such agreement. In addition, the Manager may reduce or discontinue such voluntary waiver and/or reimbursement at any time. See Note 4 of the Notes to Financial Statements for additional information on waivers and/or reimbursements. The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

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Statement of Assets and Liabilities (unaudited)

March 31, 2019

BlackRock Total Return Fund

ASSETS
Investments at value — Master Portfolio.	$12,866,431,422
Receivables:
Capital shares sold	32,318,000
From the Manager	164,793
Prepaid expenses	201,098

Total assets	12,899,115,313

LIABILITIES
Payables:
Board realignment and consolidation	52,507
Capital shares redeemed	28,284,040
Contributions to the Master Portfolio	4,033,960
Income dividend distributions	6,602,300
Investment advisory fees	3,071,093
Officer’s fees	4,715
Other accrued expenses	551,115
Other affiliates	327,040
Service and distribution fees	613,730
Transfer agent fees	1,713,542

Total liabilities	45,254,042

NET ASSETS	$12,853,861,271

NET ASSETS CONSIST OF
Paid-in capital	$13,112,041,911
Accumulated loss	(258,180,640)

NET ASSETS	$12,853,861,271

NET ASSET VALUE
Institutional — Based on net assets of $5,450,562,205 and 473,819,747 shares outstanding, 1 billion shares authorized, $0.10 par value	$11.50

Service — Based on net assets of $106,194,701 and 9,229,970 shares outstanding, 50 million shares authorized, $0.10 par value	$11.51

Investor A — Based on net assets of $1,712,165,928 and 148,781,050 shares outstanding, 450 million shares authorized, $0.10 par value	$11.51

Investor A1 — Based on net assets of $31,677,358 and 2,754,684 shares outstanding, 50 million shares authorized, $0.10 par value	$11.50

Investor C — Based on net assets of $212,745,606 and 18,501,210 shares outstanding, 100 million shares authorized, $0.10 par value	$11.50

Investor C1 — Based on net assets of $4,326,772 and 376,124 shares outstanding, 100 million shares authorized, $0.10 par value	$11.50

Investor C2 — Based on net assets of $681,536 and 59,285 shares outstanding, 50 million shares authorized, $0.10 par value	$11.50

Class K — Based on net assets of $5,198,330,570 and 451,959,802 shares outstanding, 1 billion shares authorized, $0.10 par value	$11.50

Class R — Based on net assets of $137,176,595 and 11,919,061 shares outstanding, 250 million shares authorized, $0.10 par value	$11.51

See notes to financial statements.

F U N D F I N A N C I A L S T A T E M E N T S	9

Statement of Operations (unaudited)

Six Months Ended March 31, 2019

BlackRock Total Return Fund

INVESTMENT INCOME
Net investment income allocated from the Master Portfolio:
Interest — unaffiliated	$228,377,395
Dividends — affiliated	9,772,024
Dividends — unaffiliated	28,388
Securities lending income — affiliated — net	66,812
Foreign taxes withheld	(21,373)
Total expenses	(4,412,434)
Fees waived	237,406

Total investment income	234,048,218

FUND EXPENSES
Investment advisory	17,591,140
Transfer agent — class specific	4,469,071
Service and distribution — class specific	3,702,665
Registration	368,855
Board realignment and consolidation	114,533
Professional	86,060
Printing	78,655
Officer	4,966
Accounting services	3,305
Miscellaneous	14,686

Total expenses	26,433,936
Less transfer agent fees waived and/or reimbursed — class specific.	(895,844)

Total expenses after fees waived and/or reimbursed	25,538,092

Net investment income.	208,510,126

REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM THE MASTER PORTFOLIO
Net realized loss from investments, foreign currency transactions, forward foreign currency exchange contracts, futures contracts, options written and swaps	(48,183,689)
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations, forward foreign currency exchange contracts, futures contracts, options written and swaps	355,417,542

Net realized and unrealized gain	307,233,853

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$515,743,979

See notes to financial statements.

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Statements of Changes in Net Assets

	BlackRock Total Return Fund
	Six Months Ended 03/31/19 (unaudited)	Year Ended 09/30/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$208,510,126	$389,644,002
Net realized loss	(48,183,689)	(202,759,976)
Net change in unrealized appreciation (depreciation)	355,417,542	(375,574,324)

Net increase (decrease) in net assets resulting from operations	515,743,979	(188,690,298)

DISTRIBUTIONS TO SHAREHOLDERS(a)(b)
Institutional	(90,719,890)	(171,990,481)
Service	(1,724,091)	(3,638,411)
Investor A	(26,196,834)	(57,025,339)
Investor A1	(487,710)	(983,351)
Investor B	—	(8,143)
Investor C	(2,700,246)	(6,532,847)
Investor C1	(75,543)	(306,956)
Investor C2	(10,226)	(29,093)
Class K	(82,928,234)	(145,324,812)
Class R	(2,068,741)	(4,454,410)

Decrease in net assets resulting from distributions to shareholders.	(206,911,515)	(390,293,843)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	138,356,337	1,903,361,114

NET ASSETS(b)
Total increase in net assets	447,188,801	1,324,376,973
Beginning of period	12,406,672,470	11,082,295,497

End of period	$12,853,861,271	$12,406,672,470

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)

Prior year distribution character information and distributions in excess of net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 8 for this prior year information.

See notes to financial statements.

F U N D F I N A N C I A L S T A T E M E N T S	11

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Total Return Fund

	Institutional
	Six Months Ended 03/31/19 (unaudited)		Year Ended September 30,
			2018		2017	2016	2015	2014

Net asset value, beginning of period	$11.21		$11.77		$11.96	$11.71	$11.76	$11.43

Net investment income(a)	0.20		0.38		0.34	0.31	0.32	0.42
Net realized and unrealized gain (loss)	0.28		(0.56)		(0.18)	0.32	0.01	0.34

Net increase (decrease) from investment operations	0.48		(0.18)		0.16	0.63	0.33	0.76

Distributions from net investment income(b)	(0.19)		(0.38)		(0.35)	(0.38)	(0.38)	(0.43)

Net asset value, end of period	$11.50		$11.21		$11.77	$11.96	$11.71	$11.76

Total Return(c)
Based on net asset value	4.37	%(d)	(1.55	)%(e)	1.43%	5.47%	2.77%	6.72%

Ratios to Average Net Assets(f)(g)
Total expenses(h)	0.47	%(i)	0.75%		0.74%	0.61%	0.56%	0.77%

Total expenses after fees waived and/or reimbursed(h)	0.44	%(i)	0.71%		0.69%	0.58%	0.50%	0.67%

Total expenses after fees waived and/or reimbursed excluding interest expense(h)	0.44	%(i)	0.45%		0.45%	0.45%	0.45%	0.53%

Net investment income(h)	3.50	%(i)	3.31%		2.93%	2.63%	2.72%	3.62%

Supplemental Data
Net assets, end of period (000)	$5,450,562		$5,402,121		$4,621,641	$3,126,440	$1,547,791	$859,415

Portfolio turnover rate of the Master Portfolio(j)	372%		734%		806%	841%	1,015%	750%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(h)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/19 (unaudited)	Year Ended September 30,
		2018	2017	2016	2015	2014
Investments in underlying funds	0.01%	0.01%	0.01%	0.01%	—	—

(i)	Annualized.
(j)	Includes mortgage dollar roll transactions. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 03/31/19 (unaudited)	Year Ended September 30,
		2018	2017	2016	2015	2014
Portfolio turnover rate (excluding mortgage dollar roll transactions)	148%	350%	540%	598%	725%	529%

See notes to financial statements.

12	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Total Return Fund (continued)

	Service
	Six Months Ended 03/31/19 (unaudited)		Year Ended September 30,
			2018		2017	2016	2015	2014

Net asset value, beginning of period	$11.22		$11.77		$11.96	$11.71	$11.76	$11.43

Net investment income(a)	0.18		0.34		0.31	0.28	0.29	0.39
Net realized and unrealized gain (loss)	0.29		(0.54)		(0.18)	0.31	0.01	0.34

Net increase (decrease) from investment operations	0.47		(0.20)		0.13	0.59	0.30	0.73

Distributions from net investment income(b)	(0.18)		(0.35)		(0.32)	(0.34)	(0.35)	(0.40)

Net asset value, end of period	$11.51		$11.22		$11.77	$11.96	$11.71	$11.76

Total Return(c)
Based on net asset value	4.21	%(d)	(1.76	)%(e)	1.13%	5.15%	2.55%	6.48%

Ratios to Average Net Assets(f)(g)
Total expenses(h)	0.75	%(i)	1.03%		1.02%	0.93%	0.80%	1.07%

Total expenses after fees waived and/or reimbursed(h)	0.75	%(i)	1.03%		1.00%	0.88%	0.74%	0.89%

Total expenses after fees waived and/or reimbursed excluding interest expense(h)	0.75	%(i)	0.75%		0.75%	0.75%	0.67%	0.76%

Net investment income(h)	3.20	%(i)	3.01%		2.62%	2.35%	2.46%	3.37%

Supplemental Data
Net assets, end of period (000)	$106,195		$117,278		$125,903	$74,723	$45,616	$720

Portfolio turnover rate of the Master Portfolio(j)	372%		734%		806%	841%	1,015%	750%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(h)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/19 (unaudited)	Year Ended September 30,
		2018	2017	2016	2015	2014
Investments in underlying funds	0.01%	0.01%	0.01%	0.01%	—	—

(i)	Annualized.
(j)	Includes mortgage dollar roll transactions. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 03/31/19 (unaudited)	Year Ended September 30,
		2018	2017	2016	2015	2014
Portfolio turnover rate (excluding mortgage dollar roll transactions)	148%	350%	540%	598%	725%	529%

See notes to financial statements.

F U N D F I N A N C I A L H I G H L I G H T S	13

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Total Return Fund (continued)

	Investor A
	Six Months Ended 03/31/19 (unaudited)		Year Ended September 30,
			2018		2017	2016	2015	2014

Net asset value, beginning of period	$11.22		$11.78		$11.96	$11.71	$11.76	$11.43

Net investment income(a)	0.18		0.34		0.30	0.28	0.28	0.39
Net realized and unrealized gain (loss)	0.29		(0.56)		(0.16)	0.31	0.01	0.33

Net increase (decrease) from investment operations	0.47		(0.22)		0.14	0.59	0.29	0.72

Distributions from net investment income(b)	(0.18)		(0.34)		(0.32)	(0.34)	(0.34)	(0.39)

Net asset value, end of period	$11.51		$11.22		$11.78	$11.96	$11.71	$11.76

Total Return(c)
Based on net asset value	4.20	%(d)	(1.88	)%(e)	1.18%	5.12%	2.44%	6.42%

Ratios to Average Net Assets(f)(g)
Total expenses(h)	0.80	%(i)	1.08%		1.04%	0.91%	0.87%	1.05%

Total expenses after fees waived and/or reimbursed(h)	0.78	%(i)	1.07%		1.03%	0.91%	0.84%	0.95%

Total expenses after fees waived and/or reimbursed excluding interest expense(h)	0.78	%(i)	0.79%		0.79%	0.78%	0.78%	0.82%

Net investment income(h)	3.16	%(i)	2.97%		2.58%	2.34%	2.40%	3.33%

Supplemental Data
Net assets, end of period (000)	$1,712,166		$1,729,459		$2,033,975	$2,087,043	$2,267,386	$1,084,239

Portfolio turnover rate of the Master Portfolio(j)	372%		734%		806%	841%	1,015%	750%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(h)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/19 (unaudited)	Year Ended September 30,
		2018	2017	2016	2015	2014
Investments in underlying funds	0.01%	0.01%	0.01%	0.01%	—	—

(i)	Annualized.
(j)	Includes mortgage dollar roll transactions. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 03/31/19 (unaudited)	Year Ended September 30,
		2018	2017	2016	2015	2014
Portfolio turnover rate (excluding mortgage dollar roll transactions)	148%	350%	540%	598%	725%	529%

See notes to financial statements.

14	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Total Return Fund (continued)

	Investor A1
	Six Months Ended 03/31/19 (unaudited)		Year Ended September 30,
			2018		2017	2016	2015	2014

Net asset value, beginning of period	$11.21		$11.77		$11.95	$11.70	$11.75	$11.42

Net investment income(a)	0.19		0.36		0.32	0.30	0.31	0.41
Net realized and unrealized gain (loss)	0.29		(0.56)		(0.16)	0.31	0.00 (b)	0.34

Net increase (decrease) from investment operations	0.48		(0.20)		0.16	0.61	0.31	0.75

Distributions from net investment income(c)	(0.19)		(0.36)		(0.34)	(0.36)	(0.36)	(0.42)

Net asset value, end of period	$11.50		$11.21		$11.77	$11.95	$11.70	$11.75

Total Return(d)
Based on net asset value	4.30	%(e)	(1.69	)%(f)	1.37%	5.32%	2.63%	6.63%

Ratios to Average Net Assets(g)(h)
Total expenses(i)	0.64	%(j)	0.92%		0.86%	0.74%	0.67%	0.86%

Total expenses after fees waived and/or reimbursed(i)	0.59	%(j)	0.88%		0.84%	0.72%	0.64%	0.76%

Total expenses after fees waived and/or reimbursed excluding interest expense(i)	0.59	%(j)	0.60%		0.60%	0.60%	0.60%	0.62%

Net investment income(i)	3.36	%(j)	3.17%		2.77%	2.54%	2.59%	3.53%

Supplemental Data
Net assets, end of period (000)	$31,677		$28,072		$31,705	$34,722	$38,412	$40,402

Portfolio turnover rate of the Master Portfolio(k)	372%		734%		806%	841%	1,015%	750%

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(h)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(i)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/19 (unaudited)	Year Ended September 30,
		2018	2017	2016	2015	2014
Investments in underlying funds	0.01%	0.01%	0.01%	0.01%	—	—

(j)	Annualized.
(k)	Includes mortgage dollar roll transactions. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 03/31/19 (unaudited)	Year Ended September 30,
		2018	2017	2016	2015	2014
Portfolio turnover rate (excluding mortgage dollar roll transactions)	148%	350%	540%	598%	725%	529%

See notes to financial statements.

F U N D F I N A N C I A L H I G H L I G H T S	15

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Total Return Fund (continued)

	Investor C
	Six Months Ended 03/31/19 (unaudited)		Year Ended September 30,
			2018		2017	2016	2015	2014

Net asset value, beginning of period	$11.21		$11.77		$11.95	$11.70	$11.75	$11.42

Net investment income(a)	0.14		0.27		0.22	0.20	0.20	0.31
Net realized and unrealized gain (loss)	0.29		(0.56)		(0.16)	0.31	0.01	0.34

Net increase (decrease) from investment operations	0.43		(0.29)		0.06	0.51	0.21	0.65

Distributions from net investment income(b)	(0.14)		(0.27)		(0.24)	(0.26)	(0.26)	(0.32)

Net asset value, end of period	$11.50		$11.21		$11.77	$11.95	$11.70	$11.75

Total Return(c)
Based on net asset value	3.86	%(d)	(2.53	)%(e)	0.52%	4.42%	1.76%	5.75%

Ratios to Average Net Assets(f)(g)
Total expenses(h)	1.52	%(i)	1.82%		1.76%	1.66%	1.60%	1.80%

Total expenses after fees waived and/or reimbursed(h)	1.44	%(i)	1.74%		1.68%	1.58%	1.50%	1.58%

Total expenses after fees waived and/or reimbursed excluding interest expense(h)	1.44	%(i)	1.45%		1.45%	1.45%	1.45%	1.45%

Net investment income(h)	2.50	%(i)	2.32%		1.90%	1.67%	1.73%	2.70%

Supplemental Data
Net assets, end of period (000)	$212,746		$235,682		$339,329	$498,254	$421,097	$316,553

Portfolio turnover rate of the Master Portfolio(j)	372%		734%		806%	841%	1,015%	750%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(h)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/19 (unaudited)	Year Ended September 30,
		2018	2017	2016	2015	2014
Investments in underlying funds	0.01%	0.01%	0.01%	0.01%	—	—

(i)	Annualized.
(j)	Includes mortgage dollar roll transactions. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 03/31/19 (unaudited)	Year Ended September 30,
		2018	2017	2016	2015	2014
Portfolio turnover rate (excluding mortgage dollar roll transactions)	148%	350%	540%	598%	725%	529%

See notes to financial statements.

16	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Total Return Fund (continued)

	Investor C1
	Six Months Ended 03/31/19 (unaudited)		Year Ended September 30,
			2018		2017	2016	2015	2014

Net asset value, beginning of period	$11.22		$11.77		$11.96	$11.71	$11.76	$11.43

Net investment income(a)	0.15		0.28		0.23	0.21	0.22	0.32
Net realized and unrealized gain (loss)	0.28		(0.55)		(0.17)	0.31	0.00 (b)	0.34

Net increase (decrease) from investment operations	0.43		(0.27)		0.06	0.52	0.22	0.66

Distributions from net investment income(c)	(0.15)		(0.28)		(0.25)	(0.27)	(0.27)	(0.33)

Net asset value, end of period	$11.50		$11.22		$11.77	$11.96	$11.71	$11.76

Total Return(d)
Based on net asset value	3.85	%(e)	(2.36	)%(f)	0.52%	4.52%	1.85%	5.82%

Ratios to Average Net Assets(g)(h)
Total expenses(i)	1.30	%(j)	1.69%		1.58%	1.49%	1.44%	1.63%

Total expenses after fees waived and/or reimbursed(i)	1.29	%(j)	1.66%		1.57%	1.48%	1.41%	1.53%

Total expenses after fees waived and/or reimbursed excluding interest expense(i)	1.29	%(j)	1.36%		1.37%	1.36%	1.37%	1.39%

Net investment income(i)	2.62	%(j)	2.40%		1.93%	1.79%	1.83%	2.76%

Supplemental Data
Net assets, end of period (000)	$4,327		$10,789		$15,744	$69,583	$88,551	$105,604

Portfolio turnover rate of the Master Portfolio(k)	372%		734%		806%	841%	1,015%	750%

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(h)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(i)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/19 (unaudited)	Year Ended September 30,
		2018	2017	2016	2015	2014
Investments in underlying funds	0.01%	0.01%	0.01%	0.01%	—	—

(j)	Annualized.
(k)	Includes mortgage dollar roll transactions. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 03/31/19 (unaudited)	Year Ended September 30,
		2018	2017	2016	2015	2014
Portfolio turnover rate (excluding mortgage dollar roll transactions)	148%	350%	540%	598%	725%	529%

See notes to financial statements.

F U N D F I N A N C I A L H I G H L I G H T S	17

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Total Return Fund (continued)

	Investor C2
	Six Months Ended 03/31/19 (unaudited)		Year Ended September 30,
			2018		2017	2016	2015	2014

Net asset value, beginning of period	$11.21		$11.76		$11.95	$11.70	$11.75	$11.42

Net investment income(a)	0.16		0.31		0.26	0.25	0.25	0.35
Net realized and unrealized gain (loss)	0.29		(0.55)		(0.16)	0.31	0.01	0.34

Net increase (decrease) from investment operations	0.45		(0.24)		0.10	0.56	0.26	0.69

Distributions from net investment income(b)	(0.16)		(0.31)		(0.29)	(0.31)	(0.31)	(0.36)

Net asset value, end of period	$11.50		$11.21		$11.76	$11.95	$11.70	$11.75

Total Return(c)
Based on net asset value	4.07	%(d)	(2.05	)%(e)	0.84%	4.86%	2.17%	6.09%

Ratios to Average Net Assets(f)(g)
Total expenses(h)	1.26	%(i)	1.52%		1.30%	1.20%	1.16%	1.37%

Total expenses after fees waived and/or reimbursed(h)	1.03	%(i)	1.32%		1.25%	1.16%	1.09%	1.27%

Total expenses after fees waived and/or reimbursed excluding interest expense(h)	1.03	%(i)	1.04%		1.04%	1.04%	1.05%	1.13%

Net investment income(h)	2.90	%(i)	2.72%		2.27%	2.11%	2.15%	3.01%

Supplemental Data
Net assets, end of period (000)	$682		$1,021		$1,259	$3,878	$4,729	$5,530

Portfolio turnover rate of the Master Portfolio(j)	372%		734%		806%	841%	1,015%	750%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(h)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/19 (unaudited)	Year Ended September 30,
		2018	2017	2016	2015	2014
Investments in underlying funds	0.01%	0.01%	0.01%	0.01%	—	—

(i)	Annualized.
(j)	Includes mortgage dollar roll transactions. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 03/31/19 (unaudited)	Year Ended September 30,
		2018	2017	2016	2015	2014
Portfolio turnover rate (excluding mortgage dollar roll transactions)	148%	350%	540%	598%	725%	529%

See notes to financial statements.

18	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Total Return Fund (continued)

	Class K
	Six Months Ended 03/31/19 (unaudited)		Year Ended September 30,
			2018		2017	2016	2015	2014

Net asset value, beginning of period	$11.21		$11.77		$11.95	$11.71	$11.76	$11.43

Net investment income(a)	0.20		0.39		0.35	0.32	0.33	0.44
Net realized and unrealized gain (loss)	0.29		(0.56)		(0.17)	0.30	0.00 (b)	0.33

Net increase (decrease) from investment operations	0.49		(0.17)		0.18	0.62	0.33	0.77

Distributions from net investment income(c)	(0.20)		(0.39)		(0.36)	(0.38)	(0.38)	(0.44)

Net asset value, end of period	$11.50		$11.21		$11.77	$11.95	$11.71	$11.76

Total Return(d)
Based on net asset value	4.41	%(e)	(1.49	)%(f)	1.59%	5.44%	2.84%	6.86%

Ratios to Average Net Assets(g)(h)
Total expenses(i)	0.38	%(j)	0.64%		0.64%	0.52%	0.46%	0.64%

Total expenses after fees waived and/or reimbursed(i)	0.37	%(j)	0.64%		0.63%	0.52%	0.44%	0.54%

Total expenses after fees waived and/or reimbursed excluding interest expense(i)	0.37	%(j)	0.38%		0.39%	0.39%	0.39%	0.40%

Net investment income(i)	3.57	%(j)	3.36%		3.00%	2.73%	2.76%	3.75%

Supplemental Data
Net assets, end of period (000)	$5,198,331		$4,726,240		$3,751,146	$2,770,095	$2,500,152	$521,495

Portfolio turnover rate of the Master Portfolio(k)	372%		734%		806%	841%	1,015%	750%

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(h)	Includes the Fund’s share of the Master Portfolios’ allocated expenses and/or net investment income.
(i)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/19 (unaudited)	Year Ended September 30,
		2018	2017	2016	2015	2014
Investments in underlying funds	0.01%	0.01%	0.01%	0.01%	—	—

(j)	Annualized.
(k)	Includes mortgage dollar roll transactions. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 03/31/19 (unaudited)	Year Ended September 30,
		2018	2017	2016	2015	2014
Portfolio turnover rate (excluding mortgage dollar roll transactions)	148%	350%	540%	598%	725%	529%

See notes to financial statements.

F U N D F I N A N C I A L H I G H L I G H T S	19

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Total Return Fund (continued)

	Class R
	Six Months Ended 03/31/19 (unaudited)		Year Ended September 30,
			2018		2017	2016	2015	2014

Net asset value, beginning of period	$11.22		$11.78		$11.96	$11.71	$11.76	$11.43

Net investment income(a)	0.16		0.31		0.28	0.24	0.26	0.36
Net realized and unrealized gain (loss)	0.29		(0.56)		(0.17)	0.32	0.00 (b)	0.33

Net increase (decrease) from investment operations	0.45		(0.25)		0.11	0.56	0.26	0.69

Distributions from net investment income(c)	(0.16)		(0.31)		(0.29)	(0.31)	(0.31)	(0.36)

Net asset value, end of period	$11.51		$11.22		$11.78	$11.96	$11.71	$11.76

Total Return(d)
Based on net asset value	4.07	%(e)	(2.12	)%(f)	0.93%	4.86%	2.18%	6.14%

Ratios to Average Net Assets(g)(h)
Total expenses(i)	1.08	%(j)	1.37%		1.34%	1.22%	1.14%	1.34%

Total expenses after fees waived and/or reimbursed(i)	1.03	%(j)	1.31%		1.29%	1.17%	1.08%	1.22%

Total expenses after fees waived and/or reimbursed excluding interest expense(i)	1.03	%(j)	1.04%		1.04%	1.04%	1.03%	1.08%

Net investment income(i)	2.91	%(j)	2.72%		2.36%	2.06%	2.15%	3.07%

Supplemental Data
Net assets, end of period (000)	$137,177		$156,009		$160,166	$90,332	$53,622	$28,457

Portfolio turnover rate of the Master Portfolio(k)	372%		734%		806%	841%	1,015%	750%

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Includes a payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(h)	Includes the Fund’s share of the Master Portfolio’s allocated expenses and/or net investment income.
(i)	Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/19 (unaudited)	Year Ended September 30,
		2018	2017	2016	2015	2014
Investments in underlying funds	0.01%	0.01%	0.01%	0.01%	—	—

(j)	Annualized.
(k)	Includes mortgage dollar roll transactions. Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 03/31/19 (unaudited)	Year Ended September 30,
		2018	2017	2016	2015	2014
Portfolio turnover rate (excluding mortgage dollar roll transactions)	148%	350%	540%	598%	725%	529%

See notes to financial statements.

20	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)	BlackRock Total Return Fund

1.	ORGANIZATION

BlackRock Total Return Fund (the “Fund”), a series of BlackRock Bond Fund, Inc. (the “Corporation”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is classified as diversified. The Fund seeks to achieve its investment objective by investing all of its assets in Master Total Return Portfolio (the “Master Portfolio”) of Master Bond LLC, an affiliate of the Fund, which has the same investment objective and strategies as the Fund. The Corporation is organized as a Maryland corporation. The Master Bond LLC is organized as a Delaware limited liability company. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At March 31, 2019, the percentage of the Master Portfolio owned by the Fund was 94.8%. The consolidated financial statements of the Master Portfolio, including the Consolidated Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional, Service and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with an initial sales charge, and may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase. Investor A1 Shares are subject to a maximum sales charge on purchases of 1.00%. Investor C Shares may be subject to a CDSC. However, the CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through the reinvestment of dividends and capital gains by existing shareholders. Class R Shares are sold without a sales charge and only to certain employer-sponsored retirement plans. Service, Investor A, Investor A1, Investor C, Investor C1, Investor C2 and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C, Investor C1, Investor C2 and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Investor A1, Investor C1 and Investor C2 Shares are only available for dividend and capital gain reinvestment by existing shareholders, and for purchase by certain employer-sponsored retirement plans. Effective November 8, 2018, the Fund adopted an automatic conversion feature whereby Investor C, Investor C1 and Investor C2 Shares held for approximately ten years will be automatically converted into Investor A Shares, and, thereafter, investors will be subject to lower ongoing fees. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C, Investor C1 and Investor C2 shareholders may vote on material changes to the Investor A distribution and service plan). The Board of Directors of the Corporation and Board of Directors of the Master Bond LLC are referred to throughout this report as the “Board of Directors” or the “Board” and the members are referred to as “Directors”.

Share Class	Initial Sales Charge		CDSC		Conversion Privilege
Institutional, Service, Class K and Class R Shares	No		No		None
Investor A Shares	Yes		No	(a)	None
Investor A1 Shares	No	(b)	No	(c)	None
Investor C Shares	No		Yes		To Investor A Shares after approximately 10 years
Investor C1 and Investor C2 Shares	No		No	(d)	To Investor A Shares after approximately 10 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase.
(b)

Investor A1 Shares are subject to a maximum sales charge on purchases of 1.00%. The sales charge does not apply to dividend and capital gain reinvestments by existing shareholders and new purchases for certain employer-sponsored retirement plans, which are currently the only investors who may invest in Investor A1 Shares.

(c)

Investor A1 Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase. However, the CDSC does not apply to redemptions by certain employer-sponsored retirement plans, or to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders.

(d)

A CDSC of 1.00% is assessed on certain redemptions of Investor C1 and Investor C2 Shares made within one year of after purchase. The CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of non-index fixed-income mutual funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis. The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Net income and realized gains from investments held by the Master Portfolio’s investment in BlackRock Cayman Master Total Return Portfolio I, Ltd. (the “Subsidiary”) are treated as ordinary income for tax purposes. If a net loss is realized by the Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year. Effective November 30, 2018, the Fund, through the Master Portfolio, no longer invests in the Subsidiary.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Corporation’s Board effective January 1, 2019, the directors who are

F U N D N O T E S T O F I N A N C I A L S T A T E M E N T S	21

Notes to Financial Statements (unaudited) (continued)	BlackRock Total Return Fund

not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Directors”) may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities are included in the Directors’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

The Fund has an arrangement with its custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Fund may incur charges on certain uninvested cash balances and overdrafts, subject to certain conditions.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Consolidated Financial Statements, which are included elsewhere in this report.

4.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Corporation, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:

Average Daily Net Assets	Investment Advisory Fee(a)
First $250 million	0.32%
$250 million — $500 million	0.31
$500 million — $750 million	0.30
Greater than $750 million	0.29

(a)

This investment advisory fee applies to the Fund for as long as the Fund invests in the Master Portfolio or another master fund advised by the Manager or an affiliate thereof in a master-feeder structure. If the Fund ceases to operate as a feeder fund in a master/feeder structure, the maximum actual investment advisory fees payable to the Manager (as a percentage of average daily net assets) by the Fund are as follows: 0.48% (first $250 million), 0.43% ($250 million — $500 million), 0.38% ($500 million — $750 million) and 0.34% (greater than $750 million).

With respect to the Fund, the Manager entered into separate sub-advisory agreements with BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BRS”), each an affiliate of the Manager. The Manager pays BIL and BRS for services they provide for that portion of the Fund for which BIL and BRS, as applicable, act as sub-advisers, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.

Service and Distribution Fees: The Corporation, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

	Service Fee	Distribution Fee
Service	0.25%	—%
Investor A	0.25	—
Investor A1	0.10	—
Investor C	0.25	0.75
Investor C1	0.25	0.55
Investor C2	0.25	0.25
Class R	0.25	0.25

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

22	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)	BlackRock Total Return Fund

For the six months ended March 31, 2019, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

Service	$136,094
Investor A	2,086,042
Investor A1	14,610
Investor C	1,084,108
Investor C1	21,468
Investor C2	1,726
Class R	358,617

$3,702,665

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended March 31, 2019, the Fund paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statement of Operations:

Institutional	$421,219
Service	4,085
Investor C	27

The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended March 31, 2019, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

Institutional	$11,770
Service	371
Investor A	7,220
Investor A1	97
Investor C	1,712
Investor C1	33
Investor C2	7
Class K	5,478
Class R	823

For the six months ended March 31, 2019, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:

Institutional	$2,463,359
Service	67,878
Investor A	1,493,532
Investor A1	24,573
Investor C	159,577
Investor C1	5,914
Investor C2	1,435
Class K	106,288
Class R	146,515

$4,469,071

Other Fees: For the six months ended March 31, 2019, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares which totaled $16,279.

For the six months ended March 31, 2019, affiliates received CDSCs as follows:

Investor A	$14,920
Investor C	4,347

Expense Limitations, Waivers and Reimbursements: With the exception of the Fund’s investment in the Master Portfolio, the Manager contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through January 31, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended March 31, 2019, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.

F U N D N O T E S T O F I N A N C I A L S T A T E M E N T S	23

Notes to Financial Statements (unaudited) (continued)	BlackRock Total Return Fund

With respect to the Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Institutional	0.44%
Service	0.75
Investor A	0.78
Investor A1	0.59
Investor C	1.44
Investor C1	1.36
Investor C2	1.03
Class K	0.39
Class R	1.03

The Manager has agreed not to reduce or discontinue this contractual expense limitation through January 31, 2020, unless approved by the Board, including a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended March 31, 2019, there were no fees waived and/or reimbursed by the Manager.

These amounts waived and/or reimbursed are included in transfer agent fees waived and/or reimbursed — class specific in the Statement of Operations. For the six months ended March 31, 2019, class specific waivers and/or reimbursements are as follows:

	Institutional	Service	Investor A	Investor A1	Investor C	Investor C1	Investor C2	Class R	Total
Transfer agent fees waived and/or reimbursed — class specific	$627,159	$71	$151,480	$6,977	$77,939	$139	$796	$31,283	$895,844

Directors and Officers: Certain directors and/or officers of the Corporation are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Corporation’s Chief Compliance Officer, which is included in Officer in the Statement of Operations.

5.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for each of the four years ended September 30, 2018. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of March 31, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of September 30, 2018, the Fund had non-expiring capital loss carryforwards available to offset future realized capital gains of $326,336,810.

6.	BANK BORROWINGS

The Master Bond LLC, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2019 unless extended or renewed. Participating Funds paid an upfront commitment fee of 0.02% on the total commitment amounts, in addition to administration, legal and arrangement fees, which are included in miscellaneous expenses in the Consolidated Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended March 31, 2019, the Master Portfolio did not borrow under the credit agreement.

24	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)	BlackRock Total Return Fund

7. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 03/31/19		Year Ended 09/30/18
	Shares	Amount	Shares	Amount
Institutional
Shares sold	106,730,407	$1,199,765,306	272,466,653	$3,128,810,897
Shares issued to shareholders in reinvestment of distributions	7,225,915	81,381,804	13,238,372	151,563,700
Shares redeemed	(121,851,692)	(1,364,718,840)	(196,586,431)	(2,245,389,758)

Net increase (decrease)	(7,895,370)	$(83,571,730)	89,118,594	$1,034,984,839

Service
Shares sold	987,909	$11,087,615	2,650,586	$30,473,553
Shares issued to shareholders in reinvestment of distributions	152,434	1,716,359	316,986	3,632,627
Shares redeemed	(2,366,338)	(26,526,091)	(3,205,100)	(36,834,782)

Net decrease	(1,225,995)	$(13,722,117)	(237,528)	$(2,728,602)

Investor A
Shares issued from conversion(a)	—	$—	105,284	$1,231,828
Shares sold and automatic conversion of shares	23,857,951	268,108,286	42,356,774	487,400,424
Shares issued to shareholders in reinvestment of distributions	2,223,878	25,054,551	4,757,468	54,552,537
Shares redeemed	(31,457,061)	(352,378,436)	(65,778,983)	(755,244,044)

Net decrease	(5,375,232)	$(59,215,599)	(18,559,457)	$(212,059,255)

Investor A1
Shares sold	546,935	$6,137,966	548,999	$6,338,595
Shares issued to shareholders in reinvestment of distributions	37,301	420,232	73,578	842,998
Shares redeemed	(333,624)	(3,742,008)	(812,818)	(9,290,628)

Net increase (decrease)	250,612	$2,816,190	(190,241)	$(2,109,035)

Investor B
Shares sold	—	$—	60	$1,060
Shares issued to shareholders in reinvestment of distributions	—	—	448	5,239
Shares converted(a)	—	—	(105,375)	(1,231,828)
Shares redeemed and automatic conversion of shares	—	—	(16,575)	(194,092)

Net decrease	—	$—	(121,442)	$(1,419,621)

Investor C
Shares sold	1,280,188	$14,364,234	2,045,266	$23,585,083
Shares issued to shareholders in reinvestment of distributions	214,382	2,413,282	507,575	5,821,437
Shares redeemed and automatic conversion of shares	(4,017,345)	(44,931,985)	(10,365,871)	(119,188,707)

Net decrease	(2,522,775)	$(28,154,469)	(7,813,030)	$(89,782,187)

Investor C1
Shares sold	26,601	$300,088	92,669	$1,063,856
Shares issued to shareholders in reinvestment of distributions	6,702	75,198	26,637	305,657
Shares redeemed	(619,146)	(6,862,394)	(494,632)	(5,698,380)

Net decrease	(585,843)	$(6,487,108)	(375,326)	$(4,328,867)

Investor C2
Shares sold	8,828	$99,610	10,335	$118,817
Shares issued to shareholders in reinvestment of distributions	894	10,052	2,538	29,079
Shares redeemed	(41,572)	(460,032)	(28,727)	(333,140)

Net decrease	(31,850)	$(350,370)	(15,854)	$(185,244)

F U N D N O T E S T O F I N A N C I A L S T A T E M E N T S	25

Notes to Financial Statements (unaudited) (continued)	BlackRock Total Return Fund

	Six Months Ended 03/31/19		Year Ended 09/30/18
	Shares	Amount	Shares	Amount
Class K
Shares sold	95,294,980	$1,074,511,082	169,746,822	$1,942,482,577
Shares issued to shareholders in reinvestment of distributions	6,862,537	77,290,731	11,938,438	136,576,430
Shares redeemed	(71,703,301)	(802,505,403)	(78,885,930)	(901,866,813)

Net increase	30,454,216	$349,296,410	102,799,330	$1,177,192,194

Class R
Shares sold	1,439,459	$16,199,806	4,129,594	$47,578,401
Shares issued to shareholders in reinvestment of distributions	182,599	2,056,790	387,445	4,440,513
Shares redeemed	(3,607,588)	(40,511,466)	(4,211,797)	(48,222,022)

Net increase (decrease)	(1,985,530)	$(22,254,870)	305,242	$3,796,892

Total Net Increase	11,082,233	$138,356,337	164,910,288	$1,903,361,114

(a)	On December 27, 2017, the Fund’s Investor B Shares converted into Investor A Shares.

8.	REGULATION S-X AMENDMENTS

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification. The Fund has adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the Statement of Assets and Liabilities, Statements of Changes in Net Assets and Notes to the Financial Statements.

Prior year distribution information and undistributed net investment income in the Statements of Changes in Net Assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

Distributions for the year ended September 30, 2018 were classified as follows:

Share Class	Net Investment Income
Institutional	$171,990,481
Service	3,638,411
Investor A	57,025,339
Investor A1	983,351
Investor B	8,143
Investor C	6,532,847
Investor C1	306,956
Investor C2	29,093
Class K	145,324,812
Class R	4,454,410

Distributions in excess of net investment income as of September 30, 2018 was $(8,290,155).

9.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Fund’s financial statements was completed through the date the financial statements were issued and the following item was noted:

Effective April 18, 2019, the credit agreement was extended until April 2020 under the same terms.

26	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Master Portfolio Information	Master Total Return Portfolio

As of March 31, 2019

PORTFOLIO COMPOSITION

Asset Type	Percent of Total Investments(a)
U.S. Government Sponsored Agency Securities	44%
Corporate Bonds	32
Asset-Backed Securities	7
Non-Agency Mortgage-Backed Securities	4
U.S. Treasury Obligations	4
Taxable Municipal Bonds	3
Foreign Government Obligations	3
Floating Rate Loan Interests	1
Preferred Securities.	1
Foreign Agency Obligations	1
Other(b)	—

(a)	Total investments exclude short-term securities, options purchased, options written and TBA sale commitments.
(b)	Includes Common Stocks, Investment Companies and Warrants, which are all less than 1%.

CREDIT QUALITY ALLOCATION (a)

Credit Rating	Percent of Total Investments(b)
AAA/Aaa	53%
AA/Aa	4
A	13
BBB/Baa	19
BB/Ba	2
B	2
CCC/Caa	1
CC/Ca	1
N/R(c)	5

(a)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings (“S&P”) or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)	Total investments exclude short-term securities, options purchased, options written and TBA sale commitments.
(c)

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

M A S T E R P O R T F O L I O I N F O R M A T I O N	27

Consolidated Schedule of Investments (unaudited) March 31, 2019	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities — 9.7%
Accredited Mortgage Loan Trust, Series 2006-1, Class M2, (1 mo. LIBOR US + 0.340%), 2.83%, 04/25/36 (a)	USD	5,510	$2,849,068
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-OP1, Class A2, (1 mo. LIBOR US + 0.720%), 3.21%, 12/25/33 (a)		581	567,225
Series 2006-CW1, Class A2C, (1 mo. LIBOR US + 0.140%), 2.63%, 07/25/36 (a)		414	329,756
Series 2007-HE4, Class A2A, (1 mo. LIBOR US + 0.130%), 2.62%, 05/25/37 (a)		2,815	785,228
Adams Mill CLO Ltd., Series 2014-1A, Class A2R, (3 mo. LIBOR US + 1.100%), 3.89%, 07/15/26 (a)(b)		4,102	4,102,267
Ajax Mortgage Loan Trust:
Series 2017-D, Class A, 3.75%, 12/25/57 (b)		10,805	11,087,231
Series 2017-D, Class B, 0.00%, 12/25/57 (b)(c)(d)		1,772	797,624
Series 2018-A, Class A, 3.85%, 04/25/58 (b)(c)		10,891	10,481,525
Series 2018-A, Class B, 0.00%, 04/25/58 (b)(c)(d)		2,700	1,484,834
Series 2018-B, Class A, 3.75%, 02/26/57 (b)(c)		7,693	7,673,920
Series 2018-B, Class B, 0.00%, 02/26/57 (b)(c)		3,621	1,013,957
Series 2018-D, Class A, 3.75%, 08/25/58 (b)(c)(d)		11,741	11,554,801
Series 2018-D, Class B, 0.00%, 08/25/58 (b)(c)(d)		2,865	1,604,435
Series 2018-E, Class A, 4.38%, 06/25/58 (b)(d)		4,959	4,996,877
Series 2018-E, Class B, 5.25%, 06/25/58 (b)(d)		840	824,388
Series 2018-E, Class C, 0.00%, 06/25/58 (b)(c)(d)		2,158	625,540
Series 2018-F, Class A, 4.38%, 11/25/58 (b)(c)(d)		17,881	17,970,605
Series 2018-F, Class B, 5.25%, 11/25/58 (b)(c)(d)		2,415	2,369,749
Series 2018-F, Class C, 0.00%, 11/25/58 (b)(c)		5,911	2,778,338
Series 2018-G, Class A, 4.38%, 06/25/57 (b)(c)(d)		16,870	16,794,193
Series 2018-G, Class B, 5.25%, 06/25/57 (b)(c)(d)		2,042	1,996,055
Series 2018-G, Class C, 0.01%, 06/25/57 (b)		5,281	5,055,720
Series 2019-A, Class A, 3.75%, 08/25/57 (b)(d)		17,590	17,553,411
Series 2019-A, Class B, 5.25%, 08/25/57 (b)(d)		1,720	1,684,939
Series 2019-A, Class C, 0.01%, 08/25/57 (b)		4,430	3,422,948
Series 2019-B, Class A, 3.75%, 01/25/59 (b)(d)		28,610	28,543,977
Series 2019-B, Class B, 5.25%, 01/25/59 (b)(d)		2,845	2,787,053
Series 2019-B, Class C, 0.01%, 01/25/59 (b)		7,315	5,863,652
Allegro CLO II-S Ltd., Series 2014-1RA, Class A1, (3 mo. LIBOR US + 1.080%), 3.84%, 10/21/28 (a)(b)		3,790	3,779,975

Security		Par (000)	Value
Allegro CLO V Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.240%), 4.02%, 10/16/30 (a)(b)	USD	1,100	$1,098,736
ALM V Ltd.:
Series 2012-5A, Class A1R3, (3 mo. LIBOR US + 0.910%), 3.69%, 10/18/27 (a)(b)		4,410	4,391,698
Series 2012-5A, Class A2R3, (3 mo. LIBOR US + 1.250%), 4.03%, 10/18/27 (a)(b)		1,600	1,571,488
Series 2012-5A, Class BR3, (3 mo. LIBOR US + 1.650%), 4.43%, 10/18/27 (a)(b)		2,140	2,095,424
ALM VI Ltd., Series 2012-6A, Class A2R3, (3 mo. LIBOR US + 1.400%), 4.19%, 07/15/26 (a)(b)		1,264	1,248,372
ALM XII Ltd.:
Series 2015-12A, Class A1R2, (3 mo. LIBOR US + 0.890%), 3.67%, 04/16/27 (a)(b)		1,300	1,297,334
Series 2015-12A, Class BR2, (3 mo. LIBOR US + 1.650%), 4.43%, 04/16/27 (a)(b)		3,635	3,580,457
ALM XVI Ltd./ALM XVI LLC:
Series 2015-16A, Class A2R2, (3 mo. LIBOR US + 1.500%), 4.29%, 07/15/27 (a)(b)		6,284	6,232,604
Series 2015-16A, Class BR2, (3 mo. LIBOR US + 1.900%), 4.69%, 07/15/27 (a)(b)		2,060	2,019,987
ALM XVIII Ltd., Series 2016-18A, Class A2R, (3 mo. LIBOR US + 1.650%), 4.44%, 01/15/28 (a)(b)		750	748,019
AMMC CLO 19 Ltd., Series 2016-19A, Class C, (3 mo. LIBOR US + 2.800%), 5.59%, 10/15/28 (a)(b)		720	722,436
AMMC CLO 21 Ltd., Series 2017-21A, Class A, (3 mo. LIBOR US + 1.250%), 3.99%, 11/02/30 (a)(b)		750	749,386
AMMC CLO XII Ltd., Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.200%), 3.90%, 11/10/30 (a)(b)		540	538,265
AMMC CLO XIII Ltd., Series 2013-13A, Class A1LR, (3 mo. LIBOR US + 1.260%), 4.04%, 07/24/29 (a)(b)		2,620	2,624,583
AMMC CLO XIV Ltd., Series 2014-14A, Class A1LR, (3 mo. LIBOR US + 1.250%), 4.02%, 07/25/29 (a)(b)		6,220	6,228,304
Anchorage Capital CLO 3-R Ltd.:
Series 2014-3RA, Class A, (3 mo. LIBOR US + 1.050%), 3.82%, 01/28/31 (a)(b)		2,120	2,105,419
Series 2014-3RA, Class B, (3 mo. LIBOR US + 1.500%), 4.27%, 01/28/31 (a)(b)		3,600	3,531,154
Series 2014-3RA, Class C, (3 mo. LIBOR US + 1.850%), 4.62%, 01/28/31 (a)(b)		500	481,316
Anchorage Capital CLO 4-R Ltd.:
Series 2014-4RA, Class A, (3 mo. LIBOR US + 1.050%), 3.82%, 01/28/31 (a)(b)		5,330	5,293,070
Series 2014-4RA, Class C, (3 mo. LIBOR US + 1.850%), 4.62%, 01/28/31 (a)(b)		3,760	3,626,141
Anchorage Capital CLO 5-R Ltd.:
Series 2014-5RA, Class B, (3 mo. LIBOR US + 1.450%), 4.24%, 01/15/30 (a)(b)		9,200	9,060,094

28	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Anchorage Capital CLO 5-R Ltd.: (continued)
Series 2014-5RA, Class C, (3 mo. LIBOR US + 1.850%), 4.64%, 01/15/30 (a)(b)	USD	3,540	$3,432,814
Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class AR, (3 mo. LIBOR US + 1.270%), 4.06%, 07/15/30 (a)(b)		4,010	4,012,726
Anchorage Capital CLO 7 Ltd.:
Series 2015-7A, Class B1R, (3 mo. LIBOR US + 1.300%), 4.09%, 10/15/27 (a)(b)		3,470	3,413,048
Series 2015-7A, Class CR, (3 mo. LIBOR US + 1.700%), 4.49%, 10/15/27 (a)(b)		2,880	2,828,427
Anchorage Capital CLO 8 Ltd.:
Series 2016-8A, Class AR, (3 mo. LIBOR US + 1.000%), 3.77%, 07/28/28 (a)(b)		2,430	2,418,908
Series 2016-8A, Class BR, (3 mo. LIBOR US + 1.600%), 4.37%, 07/28/28 (a)(b)		2,800	2,778,510
Anchorage Capital CLO Ltd.:
Series 2013-1A, Class A1R, (3 mo. LIBOR US + 1.250%), 4.05%, 10/13/30 (a)(b)		2,755	2,744,015
Series 2013-1A, Class BR, (3 mo. LIBOR US + 2.150%), 4.95%, 10/13/30 (a)(b)		1,410	1,384,041
Apidos CLO XII, Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.080%), 3.87%, 04/15/31 (a)(b)		2,402	2,373,893
Apidos CLO XV, Series 2013-15A, Class A1RR, (3 mo. LIBOR US + 1.010%), 3.77%, 04/20/31 (a)(b)		1,080	1,063,913
Apidos CLO XVI, Series 2013-16A, Class A1R, (3 mo. LIBOR US + 0.980%), 3.74%, 01/19/25 (a)(b)		799	799,498
Apidos CLO XVIII, Series 2018-18A, Class A1, (3 mo. LIBOR US + 1.140%), 3.90%, 10/22/30 (a)(b)		880	870,808
Arbor Realty Collateralized Loan Obligation Ltd., Series 2017-FL3, Class A, (1 mo. LIBOR US + 0.990%), 3.47%, 12/15/27 (a)(b)		3,740	3,724,466
Arbor Realty Commercial Real Estate Notes Ltd.:
Series 2016-FL1A, Class A, (1 mo. LIBOR US + 1.700%), 4.18%, 09/15/26 (a)(b)		3,940	3,970,548
Series 2017-FL2, Class A, (1 mo. LIBOR US + 0.990%), 3.47%, 08/15/27 (a)(b)		1,660	1,651,935
ARES XXXIII CLO Ltd.:
Series 2015-1A, Class A2R, (3 mo. LIBOR US + 1.950%), 4.55%, 12/05/25 (a)(b)		1,420	1,421,246
Series 2015-1A, Class B2R, (3 mo. LIBOR US + 2.800%), 5.40%, 12/05/25 (a)(b)		500	499,417
ARES XXXVII CLO Ltd., Series 2015-4A, Class A1R, (3 mo. LIBOR US + 1.170%), 3.96%, 10/15/30 (a)(b)		1,150	1,142,986
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (1 mo. LIBOR US + 0.480%), 2.97%, 05/25/35 (a)		4,365	3,862,659
Atlas Senior Loan Fund IV Ltd., Series 2013-2A, Class A2RR, (3 mo. LIBOR US + 1.300%), 3.98%, 02/17/26 (a)(b)		3,000	3,001,281
Atrium IX, Series 9A, Class AR, (3 mo. LIBOR US + 1.240%), 3.87%, 05/28/30 (a)(b)		4,010	3,992,732
Atrium XII:
Series 12A, Class AR, (3 mo. LIBOR US + 0.830%), 3.59%, 04/22/27 (a)(b)		1,620	1,608,905
Series 12A, Class CR, (3 mo. LIBOR US + 1.650%), 4.41%, 04/22/27 (a)(b)		2,381	2,342,760
Avery Point V CLO Ltd.:
Series 2014-5A, Class AR, (3 mo. LIBOR US + 0.980%), 3.75%, 07/17/26 (a)(b)		2,812	2,808,084

Security		Par (000)	Value
Avery Point V CLO Ltd.: (continued)
Series 2014-5A, Class BR, (3 mo. LIBOR US + 1.500%), 4.27%, 07/17/26 (a)(b)	USD	2,250	$2,239,263
Avery Point VI CLO Ltd.:
Series 2015-6A, Class AR, (3 mo. LIBOR US + 1.050%), 3.78%, 08/05/27 (a)(b)		3,960	3,952,110
Series 2015-6A, Class BR, (3 mo. LIBOR US + 1.500%), 4.23%, 08/05/27 (a)(b)		2,490	2,467,110
Avery Point VII CLO Ltd., Series 2015-7A, Class A1, (3 mo. LIBOR US + 1.500%), 4.29%, 01/15/28 (a)(b)		7,916	7,921,935
B2R Mortgage Trust:
Series 2015-1, Class A1, 2.52%, 05/15/48 (b)		226	224,416
Series 2015-2, Class A, 3.34%, 11/15/48 (b)		615	614,095
Babson CLO Ltd.:
Series 2015-2A, Class AR, (3 mo. LIBOR US + 1.190%), 3.95%, 10/20/30 (a)(b)		2,590	2,575,277
Series 2015-IA, Class BR, (3 mo. LIBOR US + 1.400%), 4.16%, 01/20/31 (a)(b)		610	596,622
Bain Capital Credit CLO, Series 2018-2A, Class A1, (3 mo. LIBOR US + 1.080%), 3.84%, 07/19/31 (a)(b)		1,420	1,403,006
Ballyrock CLO Ltd., Series 2016-1A, Class A, (3 mo. LIBOR US + 1.590%), 4.38%, 10/15/28 (a)(b)		1,935	1,936,374
BankAmerica Manufactured Housing Contract Trust:
Series 1997-2, Class B1, 7.07%, 02/10/22 (d)		1,680	1,364,538
Series 1998-2, Class B1, 7.93%, 12/10/25 (d)		2,790	1,724,149
Barings CLO Ltd., Series 2018-3A, Class A1, (3 mo. LIBOR US + 0.950%), 3.71%, 07/20/29 (a)(b)		1,085	1,078,798
Battalion CLO VII Ltd., Series 2014-7A, Class A1RR, (3 mo. LIBOR US + 1.040%), 3.81%, 07/17/28 (a)(b)		3,450	3,430,817
Bayview Financial Revolving Asset Trust:
Series 2004-B, Class A1, (1 mo. LIBOR US + 1.000%), 3.50%, 05/28/39 (a)(b)		6,675	5,796,698
Series 2004-B, Class A2, (1 mo. LIBOR US + 1.300%), 3.80%, 05/28/39 (a)(b)		641	509,751
Series 2005-A, Class A1, (1 mo. LIBOR US + 1.000%), 3.50%, 02/28/40 (a)(b)		2,871	2,768,946
Series 2005-E, Class A1, (1 mo. LIBOR US + 1.000%), 3.50%, 12/28/40 (a)(b)		1,150	1,079,799
BCMSC Trust:
Series 2000-A, Class A2, 7.58%, 06/15/30 (d)		1,674	554,934
Series 2000-A, Class A3, 7.83%, 06/15/30 (d)		1,554	532,388
Series 2000-A, Class A4, 8.29%, 06/15/30 (d)		2,661	965,275
BDS Ltd., Series 2019-FL3, Class A, (1 mo. LIBOR US + 1.400%), 3.88%, 12/15/35 (a)(b)		4,680	4,692,475
Bear Stearns Asset-Backed Securities I Trust:
Series 2004-HE7, Class M2, (1 mo. LIBOR US + 1.725%), 4.21%, 08/25/34 (a)		245	243,647
Series 2006-HE1, Class 1M4, (1 mo. LIBOR US + 0.680%), 3.17%, 12/25/35 (a)		1,891	2,251,103
Series 2006-HE7, Class 1A2, (1 mo. LIBOR US + 0.170%), 2.66%, 09/25/36 (a)		3,510	4,039,053

M A S T E R P O R T F O L I O C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	29

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Bear Stearns Asset-Backed Securities I Trust: (continued)
Series 2007-FS1, Class 1A3, (1 mo. LIBOR US + 0.170%), 2.66%, 05/25/35 (a)	USD	1,188	$1,249,569
Series 2007-HE1, Class 21A2, (1 mo. LIBOR US + 0.160%), 2.65%, 01/25/37 (a)		715	700,554
Series 2007-HE2, Class 1A4, (1 mo. LIBOR US + 0.320%), 2.81%, 03/25/37 (a)		1,060	754,753
Series 2007-HE2, Class 22A, (1 mo. LIBOR US + 0.140%), 2.63%, 03/25/37 (a)		1,026	1,009,220
Series 2007-HE2, Class 23A, (1 mo. LIBOR US + 0.140%), 2.63%, 03/25/37 (a)		1,983	2,038,527
Series 2007-HE3, Class 1A3, (1 mo. LIBOR US + 0.250%), 2.74%, 04/25/37 (a)		1,121	1,179,759
Series 2007-HE3, Class 1A4, (1 mo. LIBOR US + 0.350%), 2.84%, 04/25/37 (a)		6,224	5,224,612
Bear Stearns Asset-Backed Securities Trust, Series 2005-4, Class M2, (1 mo. LIBOR US + 1.200%), 3.69%, 01/25/36 (a)		143	142,424
Bear Stearns Second Lien Trust, Series 2007-SV1A, Class M1, (1 mo. LIBOR US + 1.200%), 3.69%, 01/25/36 (a)(b)		144	143,461
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class A1R, (3 mo. LIBOR US + 1.490%), 4.25%, 01/20/29 (a)(b)		4,020	4,023,368
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1A, (3 mo. LIBOR US + 1.090%), 3.85%, 04/20/31 (a)(b)		1,450	1,435,621
Benefit Street Partners CLO VI Ltd.:
Series 2015-VIA, Class A1R, (3 mo. LIBOR US + 1.240%), 4.02%, 10/18/29 (a)(b)		12,030	12,041,794
Series 2015-VIA, Class A2R, (3 mo. LIBOR US + 1.720%), 4.50%, 10/18/29 (a)(b)		3,320	3,301,602
Benefit Street Partners CLO VII Ltd., Series 2015-VIIA, Class A1AR, (3 mo. LIBOR US + 0.780%), 3.56%, 07/18/27 (a)(b)		2,790	2,772,542
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, (3 mo. LIBOR US + 1.100%), 3.86%, 01/20/31 (a)(b)		1,250	1,237,049
BlueMountain CLO Ltd.:
Series 2013-2A, Class A1R, (3 mo. LIBOR US + 1.180%), 3.94%, 10/22/30 (a)(b)		6,370	6,328,538
Series 2015-3A, Class A1R, (3 mo. LIBOR US + 1.000%), 3.76%, 04/20/31 (a)(b)		2,550	2,517,483
Bowman Park CLO Ltd., Series 2014-1A, Class AR, (3 mo. LIBOR US + 1.180%), 3.83%, 11/23/25 (a)(b)		5,468	5,475,252
BSPRT Issuer Ltd., Series 2018-FL3, Class A, (1 mo. LIBOR US + 1.050%), 3.53%, 03/15/28 (a)(b)		1,215	1,212,463
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-4A, Class AR, (3 mo. LIBOR US + 1.450%), 4.21%, 01/20/29 (a)(b)		6,630	6,633,794
Series 2013-2A, Class AR, (3 mo. LIBOR US + 0.890%), 3.67%, 01/18/29 (a)(b)		1,490	1,477,685
Series 2013-4A, Class A1RR, (3 mo. LIBOR US + 1.000%), 3.79%, 01/15/31 (a)(b)		1,880	1,853,701

Security		Par (000)	Value
Carlyle Global Market Strategies CLO Ltd.: (continued)
Series 2014-1A, Class A1R2, (3 mo. LIBOR US + 0.970%), 3.74%, 04/17/31 (a)(b)	USD	3,170	$3,124,340
Series 2015-1A, Class BR, (3 mo. LIBOR US + 1.500%), 4.26%, 04/20/27 (a)(b)		750	745,664
Series 2015-1A, Class CR, (3 mo. LIBOR US + 2.000%), 4.76%, 04/20/27 (a)(b)		1,160	1,158,259
Series 2015-3A, Class A2R, (3 mo. LIBOR US + 1.600%), 4.37%, 07/28/28 (a)(b)		2,220	2,209,572
Carlyle U.S. CLO Ltd.:
Series 2016-4A, Class A2R, (3 mo. LIBOR US + 1.450%), 4.21%, 10/20/27 (a)(b)		750	742,442
Series 2017-4A, Class A1, (3 mo. LIBOR US + 1.180%), 3.97%, 01/15/30 (a)(b)		4,620	4,589,517
Carrington Mortgage Loan Trust:
Series 2006-FRE2, Class A2, (1 mo. LIBOR US + 0.120%), 2.61%, 10/25/36 (a)		935	704,251
Series 2006-FRE2, Class A3, (1 mo. LIBOR US + 0.160%), 2.65%, 10/25/36 (a)		3,111	2,354,350
Series 2006-FRE2, Class A5, (1 mo. LIBOR US + 0.080%), 2.57%, 10/25/36 (a)		790	591,961
Series 2006-NC1, Class M2, (1 mo. LIBOR US + 0.420%), 2.91%, 01/25/36 (a)		610	468,477
Series 2006-NC3, Class A4, (1 mo. LIBOR US + 0.240%), 2.73%, 08/25/36 (a)		2,003	1,511,882
Series 2006-NC4, Class A3, (1 mo. LIBOR US + 0.160%), 2.65%, 10/25/36 (a)		1,002	937,263
Series 2006-NC5, Class A3, (1 mo. LIBOR US + 0.150%), 2.64%, 01/25/37 (a)		3,978	3,182,790
Series 2007-RFC1, Class A4, (1 mo. LIBOR US + 0.220%), 2.71%, 10/25/36 (a)		1,440	981,040
CBAM Ltd.:
Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.250%), 4.01%, 07/20/30 (a)(b)		6,050	6,023,752
Series 2017-2A, Class B1, (3 mo. LIBOR US + 1.750%), 4.52%, 10/17/29 (a)(b)		2,955	2,926,708
Series 2017-3A, Class A, (3 mo. LIBOR US + 1.230%), 4.00%, 10/17/29 (a)(b)		3,780	3,766,281
Series 2017-3A, Class B1, (3 mo. LIBOR US + 1.700%), 4.47%, 10/17/29 (a)(b)		1,000	987,506
C-BASS Trust:
Series 2006-CB7, Class A4, (1 mo. LIBOR US + 0.160%), 2.65%, 10/25/36 (a)		657	499,093
Series 2007-CB1, Class AF4, 3.57%, 01/25/37 (e)		438	193,541
Cedar Funding II CLO Ltd., Series 2013-1A, Class BR, (3 mo. LIBOR US + 1.750%), 4.35%, 06/09/30 (a)(b)		2,450	2,437,135
Cedar Funding IV CLO Ltd., Series 2014-4A, Class AR, (3 mo. LIBOR US + 1.230%), 4.00%, 07/23/30 (a)(b)		1,200	1,196,993
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, (3 mo. LIBOR US + 0.980%), 3.74%, 04/20/31 (a)(b)		940	922,852
Cedar Funding V CLO Ltd., Series 2016-5A, Class A1R, (3 mo. LIBOR US + 1.100%), 3.87%, 07/17/31 (a)(b)		1,880	1,864,009

30	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Cedar Funding VI CLO Ltd., Series 2016-6A, Class AR, (3 mo. LIBOR US + 1.090%), 3.85%, 10/20/28 (a)(b)	USD	13,045	$12,981,211
Cedar Funding VIII CLO Ltd.:
Series 2017-8A, Class A1, (3 mo. LIBOR US + 1.250%), 4.02%, 10/17/30 (a)(b)		16,520	16,487,883
Series 2017-8A, Class B, (3 mo. LIBOR US + 1.700%), 4.47%, 10/17/30 (a)(b)		2,628	2,590,110
Series 2017-8A, Class C, (3 mo. LIBOR US + 2.250%), 5.02%, 10/17/30 (a)(b)		750	733,709
Cent CLO Ltd.:
Series 2015-24A, Class A1R, (3 mo. LIBOR US + 1.070%), 3.86%, 10/15/26 (a)(b)		4,000	3,992,463
Series C17A, Class A1AR, (3 mo. LIBOR US + 1.030%), 3.78%, 04/30/31 (a)(b)		7,620	7,514,541
CIFC Funding Ltd.:
Series 2013-1A, Class A2R, (3 mo. LIBOR US + 1.750%), 4.53%, 07/16/30 (a)(b)		500	500,361
Series 2014-4RA, Class A1A, (3 mo. LIBOR US + 1.130%), 3.90%, 10/17/30 (a)(b)		15,810	15,753,111
Series 2015-2A, Class AR, (3 mo. LIBOR US + 0.780%), 3.57%, 04/15/27 (a)(b)		770	767,029
Series 2015-2A, Class CR, (3 mo. LIBOR US + 1.700%), 4.49%, 04/15/27 (a)(b)		4,620	4,549,464
Series 2018-1A, Class A, (3 mo. LIBOR US + 1.000%), 3.78%, 04/18/31 (a)(b)		1,834	1,805,062
Citicorp Residential Mortgage Trust, Series 2007-2, Class M1, 5.12%, 06/25/37 (e)		2,830	2,657,891
Citigroup Mortgage Loan Trust, Inc.:
Series 2006-WFH4, Class M3, (1 mo. LIBOR US + 0.320%), 2.81%, 11/25/36 (a)		3,007	2,578,702
Series 2007-AHL2, Class A3B, (1 mo. LIBOR US + 0.200%), 2.69%, 05/25/37 (a)		7,336	5,351,120
Series 2007-AHL2, Class A3C, (1 mo. LIBOR US + 0.270%), 2.76%, 05/25/37 (a)		3,333	2,452,693
Conseco Finance Corp.:
Series 1997-3, Class M1, 7.53%, 03/15/28 (d)		1,856	1,840,165
Series 1997-6, Class M1, 7.21%, 01/15/29 (d)		345	343,628
Series 1998-4, Class M1, 6.83%, 04/01/30 (d)		356	318,298
Series 1998-8, Class A1, 6.28%, 09/01/30		933	982,644
Series 1998-8, Class M1, 6.98%, 09/01/30 (d)		2,631	2,265,901
Series 1999-5, Class A5, 7.86%, 03/01/30 (d)		1,512	1,059,323
Series 1999-5, Class A6, 7.50%, 03/01/30 (d)		1,106	750,160
Series 2001-D, Class B1, (1 mo. LIBOR US + 2.500%), 4.98%, 11/15/32 (a)		2,038	2,036,360
Conseco Finance Securitizations Corp.:
Series 2000-1, Class A5, 8.06%, 09/01/29 (d)		1,614	727,595
Series 2000-4, Class A5, 7.97%, 05/01/32		5,484	2,328,472
Series 2000-4, Class A6, 8.31%, 05/01/32 (d)		1,377	608,902
Series 2000-5, Class A6, 7.96%, 05/01/31		2,312	1,315,714
Series 2000-5, Class A7, 8.20%, 05/01/31		4,217	2,466,012

Security		Par (000)	Value
Countrywide Asset-Backed Certificates:
Series 2003-BC3, Class A2, (1 mo. LIBOR US + 0.620%), 3.11%, 09/25/33 (a)	USD	593	$580,964
Series 2004-5, Class A, (1 mo. LIBOR US + 0.900%), 3.39%, 10/25/34 (a)		597	595,522
Series 2005-16, Class 1AF, 5.69%, 05/25/36 (d)		4,047	3,927,679
Series 2005-16, Class 2AF3, 5.67%, 05/25/36 (d)		912	918,407
Series 2005-17, Class 1AF4, 6.05%, 05/25/36 (e)		2,893	2,822,021
Series 2006-11, Class 3AV2, (1 mo. LIBOR US + 0.160%), 2.65%, 09/25/46 (a)		277	271,674
Series 2006-17, Class 2A2, (1 mo. LIBOR US + 0.150%), 2.64%, 03/25/47 (a)		293	285,953
Series 2006-8, Class 2A3, (1 mo. LIBOR US + 0.160%), 2.65%, 12/25/35 (a)		719	708,261
Series 2006-S10, Class A3, (1 mo. LIBOR US + 0.320%), 2.81%, 10/25/36 (a)		6,241	5,972,885
Series 2006-S3, Class A4, 6.66%, 01/25/29 (e)		549	579,719
Series 2006-SPS1, Class A, (1 mo. LIBOR US + 0.220%), 2.71%, 12/25/25 (a)		180	199,501
Countrywide Asset-Backed Certificates Revolving Home Equity Loan Trust, Series 2004-U, Class 2A, (1 mo. LIBOR US + 0.270%), 2.75%, 03/15/34 (a)		872	827,761
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-MH29, Class B1, 8.10%, 09/25/31 (d)		1,750	1,848,145
Credit-Based Asset Servicing & Securitization LLC:
Series 2006-CB2, Class AF4, 3.44%, 12/25/36 (e)		480	432,696
Series 2006-MH1, Class B1, 6.25%, 10/25/36 (b)(e)		852	852,988
Series 2006-SL1, Class A2, 6.06%, 09/25/36 (b)(e)		3,190	492,754
Series 2007-CB6, Class A4, (1 mo. LIBOR US + 0.340%), 2.83%, 07/25/37 (a)(b)		700	471,279
Series 2007-RP1, Class A, (1 mo. LIBOR US + 0.310%), 2.80%, 05/25/46 (a)(b)		686	597,369
Cumberland Park CLO Ltd., Series 2015-2A, Class CR, (3 mo. LIBOR US + 1.800%), 4.56%, 07/20/28 (a)(b)		1,190	1,160,936
CVC Cordatus Loan Fund VI DAC, Series 6X, Class SUB, 0.00%, 04/15/32 (d)	EUR	2,385	1,843,935
CWHEQ Home Equity Loan Trust:
Series 2006-S5, Class A4, 5.84%, 06/25/35	USD	2	7,317
Series 2006-S5, Class A5, 6.16%, 06/25/35		621	660,527
CWHEQ Revolving Home Equity Loan Resuritization Trust:
Series 2006-RES, Class 4Q1B, (1 mo. LIBOR US + 0.300%), 2.78%, 12/15/33 (a)(b)		968	899,862
Series 2006-RES, Class 5B1A, (1 mo. LIBOR US + 0.190%), 2.67%, 05/15/35 (a)(b)		481	449,975
Series 2006-RES, Class 5B1B, (1 mo. LIBOR US + 0.190%), 2.67%, 05/15/35 (a)(b)(c)		279	269,405

M A S T E R P O R T F O L I O C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	31

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
CWHEQ Revolving Home Equity Loan Resuritization Trust: (continued)
Series 2006-RES, Class 5F1A, (1 mo. LIBOR US + 0.240%), 2.72%, 12/15/35 (a)(b)	USD	1,179	$1,157,427
CWHEQ Revolving Home Equity Loan Trust:
Series 2005-B, Class 2A, (1 mo. LIBOR US + 0.180%), 2.66%, 05/15/35 (a)		711	685,824
Series 2006-C, Class 2A, (1 mo. LIBOR US + 0.180%), 2.66%, 05/15/36 (a)		3,739	3,603,369
Series 2006-H, Class 1A, (1 mo. LIBOR US + 0.150%), 2.63%, 11/15/36 (a)		2,112	1,727,945
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44 (b)		7,723	8,039,160
Deer Creek CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.180%), 3.94%, 10/20/30 (a)(b)		1,000	994,285
Dorchester Park CLO DAC, Series 2015-1A, Class BR, (3 mo. LIBOR US + 1.450%), 4.21%, 04/20/28 (a)(b)		3,064	3,030,359
Dryden 53 CLO Ltd., Series 2017-53A, Class A, (3 mo. LIBOR US + 1.120%), 3.91%, 01/15/31 (a)(b)		18,720	18,542,448
Dryden 55 CLO Ltd., Series 2018-55A, Class A1, (3 mo. LIBOR US + 1.020%), 3.81%, 04/15/31 (a)(b)		250	246,419
Dryden XXV Senior Loan Fund:
Series 2012-25A, Class ARR, (3 mo. LIBOR US + 0.900%), 3.69%, 10/15/27 (a)(b)		11,030	10,980,473
Series 2012-25A, Class CRR, (3 mo. LIBOR US + 1.850%), 4.64%, 10/15/27 (a)(b)		1,340	1,333,541
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR, (3 mo. LIBOR US + 0.900%), 3.69%, 04/15/29 (a)(b)		1,170	1,158,735
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1LR, (3 mo. LIBOR US + 1.200%), 3.88%, 08/15/30 (a)(b)		9,085	9,049,182
Emerson Park CLO Ltd., Series 2013-1A, Class B1R, (3 mo. LIBOR US + 1.450%), 4.24%, 07/15/25 (a)(b)		1,000	999,182
Finance of America Structured Securities Trust, Series 2018-HB1, Class M5, 6.00%, 09/25/28 (b)(c)(d)		1,451	1,422,415
First Franklin Mortgage Loan Trust:
Series 2004-FFH3, Class M3, (1 mo. LIBOR US + 1.050%), 3.54%, 10/25/34 (a)		1,000	896,228
Series 2006-FF16, Class 2A3, (1 mo. LIBOR US + 0.140%), 2.63%, 12/25/36 (a)		13,530	7,809,668
Series 2006-FF17, Class A5, (1 mo. LIBOR US + 0.150%), 2.64%, 12/25/36 (a)		19,484	16,909,367
Series 2006-FFH1, Class M2, (1 mo. LIBOR US + 0.400%), 2.89%, 01/25/36 (a)		2,916	1,646,777
Flatiron CLO Ltd., Series 2015-1A, Class AR, (3 mo. LIBOR US + 0.890%), 3.68%, 04/15/27 (a)(b)		2,750	2,744,308
Fremont Home Loan Trust, Series 2006-3, Class 1A1, (1 mo. LIBOR US + 0.140%), 2.63%, 02/25/37 (a)		7,237	5,528,021
Galaxy XV CLO Ltd., Series 2013-15A, Class AR, (3 mo. LIBOR US + 1.200%), 3.99%, 10/15/30 (a)(b)		1,350	1,345,741

Security		Par (000)	Value
Galaxy XXIX CLO Ltd.:
Series 2018-29A, Class B, (3 mo. LIBOR US + 1.400%), 4.08%, 11/15/26 (a)(b)	USD	250	$247,246
Series 2018-29A, Class C, (3 mo. LIBOR US + 1.680%), 4.36%, 11/15/26 (a)(b)		1,470	1,447,676
GE-WMC Asset-Backed Pass-Through Certificates:
Series 2005-2, Class A2C, (1 mo. LIBOR US + 0.250%), 2.74%, 12/25/35 (a)		403	400,540
Series 2005-2, Class M1, (1 mo. LIBOR US + 0.440%), 2.93%, 12/25/35 (a)		5,030	2,904,870
GoldenTree Loan Opportunities IX Ltd.,
Series 2014-9A, Class AR2, (3 mo. LIBOR US + 1.110%), 3.86%, 10/29/29 (a)(b)		1,830	1,826,280
Greenpoint Manufactured Housing:
Series 1999-5, Class M1B, 8.29%, 12/15/29 (d)		870	918,727
Series 1999-5, Class M2, 9.23%, 12/15/29 (d)		1,177	967,314
Greystone Commercial Real Estate Notes Ltd., Series 2017-FL1A, Class A, (1 mo. LIBOR US + 1.550%), 4.03%, 03/15/27 (a)(b)		1,010	1,006,187
Greywolf CLO IV Ltd., Series 2014-2A, Class BR, (3 mo. LIBOR US + 2.350%), 5.12%, 01/17/27 (a)(b)		930	930,084
GSAA Home Equity Trust:
Series 2006-5, Class 2A1, (1 mo. LIBOR US + 0.070%), 2.56%, 03/25/36 (a)		16	7,935
Series 2007-2, Class AF3, 5.92%, 03/25/37 (d)		526	179,593
GSAMP Trust:
Series 2007-H1, Class A1B, (1 mo. LIBOR US + 0.200%), 2.69%, 01/25/47 (a)		1,051	651,126
Series 2007-HS1, Class M6, (1 mo. LIBOR US + 2.250%), 4.74%, 02/25/47 (a)		1,300	1,317,791
Halcyon Loan Advisors Funding Ltd., Series 2015-2A, Class AR, (3 mo. LIBOR US + 1.080%), 3.85%, 07/25/27 (a)(b)		13,070	13,062,774
Highbridge Loan Management Ltd.:
Series 12A-18, Class A1B, (3 mo. LIBOR US + 1.250%), 4.03%, 07/18/31 (a)(b)		750	746,486
Series 6A-2015, Class A1R, (3 mo. LIBOR US + 1.000%), 3.73%, 02/05/31 (a)(b)		11,390	11,246,848
Home Equity Asset Trust, Series 2007-1, Class 2A3, (1 mo. LIBOR US + 0.150%), 2.64%, 05/25/37 (a)		2,490	2,043,270
Home Equity Mortgage Loan Asset-Backed Trust:
Series 2004-A, Class M2, (1 mo. LIBOR US + 2.025%), 4.51%, 07/25/34 (a)		620	614,171
Series 2007-A, Class 2A2, (1 mo. LIBOR US + 0.190%), 2.68%, 04/25/37 (a)		2,111	1,550,206
Series 2007-B, Class 2A3, (1 mo. LIBOR US + 0.200%), 2.69%, 07/25/37 (a)		3,418	2,247,260
Home Equity Mortgage Trust, Series 2006-2, Class 1A1, 5.87%, 07/25/36 (e)		2,619	844,740
Home Loan Mortgage Loan Trust, Series 2005-1, Class A3, (1 mo. LIBOR US + 0.720%), 3.20%, 04/15/36 (a)		1,279	1,177,562
Home Partners of America Trust, Series 2016-2, Class A, (1 mo. LIBOR US + 1.150%), 3.63%, 10/17/33 (a)(b)		811	810,001
ICG U.S. CLO Ltd., Series 2015-1A, Class A1R, (3 mo. LIBOR US + 1.140%), 3.90%, 10/19/28 (a)(b)		3,820	3,808,362

32	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Invitation Homes Trust:
Series 2018-SFR1, Class F, (1 mo. LIBOR US + 2.500%), 4.98%, 03/17/37 (a)(b)	USD	1,330	$1,326,509
Series 2018-SFR3, Class A, (1 mo. LIBOR US + 1.000%), 3.48%, 07/17/37 (a)(b)		2,921	2,914,821
Series 2018-SFR3, Class E, (1 mo. LIBOR US + 2.000%), 4.48%, 07/17/37 (a)(b)		2,468	2,464,332
Irwin Home Equity Loan Trust, Series 2006-3, Class 2A3, 6.53%, 09/25/37 (b)(e)		696	680,510
JPMorgan Mortgage Acquisition Trust, Series 2006-CW1, Class M1, (1 mo. LIBOR US + 0.270%), 2.76%, 05/25/36 (a)		1,170	1,123,054
Kayne CLO II Ltd.:
Series 2018-2A, Class A, (3 mo. LIBOR US + 1.240%), 3.89%, 10/15/31 (a)(b)		750	744,854
Series 2018-2A, Class B, (3 mo. LIBOR US + 1.900%), 4.55%, 10/15/31(a)(b)		250	247,733
LCM 26 Ltd., Series 26A, Class A1, (3 mo. LIBOR US + 1.070%), 3.83%, 01/20/31 (a)(b)		8,120	8,043,156
LCM XX LP:
Series 20A, Class AR, (3 mo. LIBOR US + 1.040%), 3.80%, 10/20/27 (a)(b)		3,740	3,730,483
Series 20A, Class BR, (3 mo. LIBOR US + 1.550%), 4.31%, 10/20/27 (a)(b)		250	248,276
LCM XXI LP, Series 21A, Class AR, (3 mo. LIBOR US + 0.880%), 3.64%, 04/20/28 (a)(b)		3,430	3,405,450
LCM XXIV Ltd., Series 24A, Class A, (3 mo. LIBOR US + 1.310%), 4.07%, 03/20/30 (a)(b)		500	499,355
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75%, 01/25/59 (b)(e)		2,860	2,861,877
Lehman ABS Manufactured Housing Contract Trust:
Series 2001-B, Class M1, 6.63%, 04/15/40 (d)		4,790	5,009,574
Series 2002-A, Class C, 0.00%, 06/15/33 .		471	373,377
Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1, (1 mo. LIBOR US + 0.090%), 2.58%, 06/25/37 (a)(b)		488	346,556
Lendmark Funding Trust, Series 2017-1A, Class A, 2.83%, 12/22/25 (b)		14,780	14,652,981
Litigation Fee Residual Funding LLC, Series 2015-1, Class A, 4.00%, 10/01/27 (b)(c)		3,763	3,746,898
LoanCore Issuer Ltd., Series 2018-CRE1, Class A, (1 mo. LIBOR US + 1.130%), 3.61%, 05/15/28 (a)(b)		7,580	7,577,903
Long Beach Mortgage Loan Trust:
Series 2006-10, Class 2A3, (1 mo. LIBOR US + 0.160%), 2.65%, 11/25/36 (a)		3,741	1,666,430
Series 2006-10, Class 2A4, (1 mo. LIBOR US + 0.220%), 2.71%, 11/25/36 (a)		2,223	999,843
Series 2006-2, Class 1A, (1 mo. LIBOR US + 0.180%), 2.67%, 03/25/46 (a)		7,010	5,618,969
Series 2006-3, Class 2A3, (1 mo. LIBOR US + 0.180%), 2.67%, 05/25/46 (a)		10,819	4,266,195
Series 2006-3, Class 2A4, (1 mo. LIBOR US + 0.270%), 2.76%, 05/25/46 (a)		1,038	418,351
Series 2006-4, Class 2A3, (1 mo. LIBOR US + 0.160%), 2.65%, 05/25/36 (a)		11,066	4,900,580
Series 2006-4, Class 2A4, (1 mo. LIBOR US + 0.260%), 2.75%, 05/25/36 (a)		8,290	3,750,285
Series 2006-5, Class 2A3, (1 mo. LIBOR US + 0.150%), 2.64%, 06/25/36 (a)		4,078	2,232,626
Series 2006-7, Class 2A3, (1 mo. LIBOR US + 0.160%), 2.65%, 08/25/36 (a)		6,810	3,550,743
Series 2006-8, Class 2A3, (1 mo. LIBOR US + 0.160%), 2.65%, 09/25/36 (a)		3,048	1,165,906

Security		Par (000)	Value
Long Beach Mortgage Loan Trust: (continued)
Series 2006-9, Class 2A2, (1 mo. LIBOR US + 0.110%), 2.60%, 10/25/36 (a)	USD	1,610	$683,500
Series 2006-9, Class 2A3, (1 mo. LIBOR US + 0.160%), 2.65%, 10/25/36 (a)		10,255	4,385,466
Series 2006-9, Class 2A4, (1 mo. LIBOR US + 0.230%), 2.72%, 10/25/36 (a)		1,621	700,525
Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class B2, (1 mo. LIBOR US + 3.250%), 5.74%, 03/25/32 (a)		1,510	1,539,017
Madison Park Funding XI Ltd., Series 2013-11A, Class AR, (3 mo. LIBOR US + 1.160%), 3.93%, 07/23/29 (a)(b)		1,000	1,000,307
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, (3 mo. LIBOR US + 0.950%), 3.71%, 04/19/30 (a)(b)		4,540	4,504,388
Madison Park Funding XVIII Ltd., Series 2015-18A, Class A1R, (3 mo. LIBOR US + 1.190%), 3.95%, 10/21/30 (a)(b)		14,970	14,901,626
Madison Park Funding XXIII Ltd., Series 2017-23A, Class A, (3 mo. LIBOR US + 1.210%), 3.98%, 07/27/30 (a)(b)		250	249,187
Madison Park Funding XXVI Ltd., Series 2017-26A, Class AR, (3 mo. LIBOR US + 1.200%), 3.95%, 07/29/30 (a)(b)		11,115	11,071,403
Marathon CRE Ltd., Series 2018-FL1, Class A, (1 mo. LIBOR US + 1.150%), 3.63%, 06/15/28 (a)(b)		1,780	1,779,558
Marble Point CLO XI Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.180%), 3.96%, 12/18/30 (a)(b)		2,000	1,982,467
Mariner CLO 5 Ltd., Series 2018-5A, Class A, (3 mo. LIBOR US + 1.110%), 3.88%, 04/25/31 (a)(b)		3,550	3,501,491
MASTR Asset-Backed Securities Trust:
Series 2006-AM2, Class A4, (1 mo. LIBOR US + 0.260%), 2.75%, 06/25/36 (a)(b)		1,894	1,692,485
Series 2006-HE2, Class A3, (1 mo. LIBOR US + 0.150%), 2.64%, 06/25/36 (a)		6,039	3,260,562
Series 2007-HE1, Class A4, (1 mo. LIBOR US + 0.280%), 2.77%, 05/25/37 (a)		1,318	1,128,460
MASTR Specialized Loan Trust, Series 2006-3, Class A, (1 mo. LIBOR US + 0.260%), 2.75%, 06/25/46 (a)(b)		605	569,349
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C, (1 mo. LIBOR US + 0.240%), 2.73%, 05/25/37 (a)		2,085	1,381,088
Merrill Lynch Mortgage Investors Trust:
Series 2006-OPT1, Class M1, (1 mo. LIBOR US + 0.260%), 2.75%, 08/25/37 (a)		426	199,464
Series 2006-RM3, Class A2B, (1 mo. LIBOR US + 0.090%), 2.58%, 06/25/37 (a)		962	286,750
MidOcean Credit CLO III, Series 2014-3A, Class A3A2, (3 mo. LIBOR US + 0.970%), 3.73%, 04/21/31 (a)(b)		2,020	1,983,320
Morgan Stanley ABS Capital I, Inc. Trust:
Series 2005-HE1, Class A2MZ, (1 mo. LIBOR US + 0.600%), 3.09%, 12/25/34 (a)		820	807,445
Series 2005-HE5, Class M4, (1 mo. LIBOR US + 0.870%), 3.36%, 09/25/35 (a)		4,061	1,755,692

M A S T E R P O R T F O L I O C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	33

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Morgan Stanley ABS Capital I, Inc. Trust: (continued)
Series 2007-NC1, Class A1, (1 mo. LIBOR US + 0.130%), 2.62%, 11/25/36 (a)	USD	13,702	$8,015,047
Morgan Stanley Mortgage Loan Trust, Series 2007-9SL, Class A, (1 mo. LIBOR US + 0.320%), 2.81%, 07/25/37 (a)		1,364	1,295,087
Mountain Hawk II CLO Ltd., Series 2013-2A, Class BR, (3 mo. LIBOR US + 1.600%), 4.36%, 07/20/24 (a)(b)		4,047	4,049,078
MP CLO III Ltd., Series 2013-1A, Class AR, (3 mo. LIBOR US + 1.250%), 4.01%, 10/20/30 (a)(b)		2,820	2,809,184
MP CLO VII Ltd., Series 2015-1A, Class ARR, (3 mo. LIBOR US + 1.080%), 3.86%, 10/18/28 (a)(b)		490	486,817
MP CLO VIII Ltd.:
Series 2015-2A, Class AR, (3 mo. LIBOR US + 0.910%), 3.68%, 10/28/27 (a)(b)		5,910	5,884,731
Series 2015-2A, Class BR, (3 mo. LIBOR US + 1.420%), 4.19%, 10/28/27 (a)(b)		3,250	3,188,625
Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV3, (1 mo. LIBOR US + 0.180%), 2.67%, 06/25/37 (a)		240	238,400
Navient Private Education Loan Trust:
Series 2014-AA, Class B, 3.50%, 08/15/44 (b)		6,000	5,986,867
Series 2014-CTA, Class B, (1 mo. LIBOR US + 1.750%), 4.23%, 10/17/44 (a)(b)		8,550	8,641,371
Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class A, (3 mo. LIBOR US + 0.850%), 3.64%, 01/15/28 (a)(b)		1,200	1,191,673
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class AR, (3 mo. LIBOR US + 0.800%), 3.59%, 01/15/28 (a)(b)		1,000	991,891
Neuberger Berman Loan Advisers CLO Ltd., Series 2017-26A, Class A, (3 mo. LIBOR US + 1.170%), 3.95%, 10/18/30 (a)(b)		5,520	5,497,797
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, (1 mo. LIBOR US + 0.400%), 2.89%, 10/25/36 (a)(b)		322	288,922
Oaktree CLO Ltd., Series 2015-1A, Class A1R, (3 mo. LIBOR US + 0.870%), 3.63%, 10/20/27 (a)(b)		500	499,545
Oakwood Mortgage Investors, Inc.:
Series 2001-D, Class A2, 5.26%, 01/15/20 (d)		793	585,706
Series 2001-D, Class A4, 6.93%, 09/15/31 (d)		505	424,027
Series 2002-B, Class M1, 7.62%, 06/15/32 (d)		4,454	3,697,948
OCP CLO Ltd.:
Series 2014-5A, Class A1R, (3 mo. LIBOR US + 1.080%), 3.85%, 04/26/31 (a)(b)		660	650,953
Series 2015-10A, Class A1R, (3 mo. LIBOR US + 0.820%), 3.59%, 10/26/27 (a)(b)		820	814,236
Series 2015-10A, Class BR, (3 mo. LIBOR US + 1.850%), 4.62%, 10/26/27 (a)(b)		1,120	1,089,114
Series 2016-12A, Class A1R, (3 mo. LIBOR US + 1.120%), 3.90%, 10/18/28 (a)(b)		7,806	7,775,290
Series 2016-12A, Class A2R, (3 mo. LIBOR US + 1.600%), 4.38%, 10/18/28 (a)(b)		500	492,796

Security		Par (000)	Value
OCP CLO Ltd.: (continued)
Series 2017-13A, Class A1A, (3 mo. LIBOR US + 1.260%), 4.05%, 07/15/30 (a)(b)	USD	9,170	$9,135,761
Series 2017-14A, Class B, (3 mo. LIBOR US + 1.950%), 4.59%, 11/20/30 (a)(b)		500	479,988
Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A1A, (3 mo. LIBOR US + 0.960%), 3.74%, 04/16/31 (a)(b)		7,300	7,169,988
Octagon Investment Partners 33 Ltd., Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.190%), 3.95%, 01/20/31 (a)(b)		1,310	1,301,895
Octagon Investment Partners XIX Ltd., Series 2014-1A, Class AR, (3 mo. LIBOR US + 1.100%), 3.89%, 04/15/26 (a)(b)		1,579	1,579,098
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A1R, (3 mo. LIBOR US + 1.020%), 3.79%, 07/17/30 (a)(b)		3,580	3,525,037
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A1R2, (3 mo. LIBOR US + 1.000%), 3.77%, 01/25/31 (a)(b)		7,240	7,133,434
Octagon Investment Partners XXIII Ltd., Series 2015-1A, Class CR, (3 mo. LIBOR US + 1.850%), 4.64%, 07/15/27 (a)(b)		1,380	1,347,669
OFSI Fund VI Ltd., Series 2014-6A, Class A2R, (3 mo. LIBOR US + 1.130%), 3.92%, 03/20/25 (a)(b)		11,430	11,325,748
OHA Credit Partners IX Ltd., Series 2013-9A, Class DR, (3 mo. LIBOR US + 1.010%), 3.77%, 10/20/25 (a)(b)		221	221,421
OHA Loan Funding Ltd., Series 2013-2A, Class AR, (3 mo. LIBOR US + 1.040%), 3.69%, 05/23/31 (a)(b)		5,315	5,246,906
OneMain Financial Issuance Trust:
Series 2015-2A, Class C, 4.32%, 07/18/25 (b)		3,968	3,974,436
Series 2016-2A, Class A, 4.10%, 03/20/28 (b)		336	336,191
Option One Mortgage Acceptance Corp. Asset-Backed Certificates, Series 2003-4, Class A2, (1 mo. LIBOR US + 0.640%), 3.13%, 07/25/33 (a)		927	918,044
Option One Mortgage Loan Trust:
Series 2006-3, Class 1A1, (1 mo. LIBOR US + 0.140%), 2.63%, 02/25/37 (a)		1,356	981,950
Series 2007-CP1, Class 2A3, (1 mo. LIBOR US + 0.210%), 2.70%, 03/25/37 (a)		2,360	1,570,733
Series 2007-FXD1, Class 1A1, 5.87%, 01/25/37 (e)		3,068	2,861,693
Series 2007-FXD1, Class 2A1, 5.87%, 01/25/37 (e)		7,770	7,262,959
Series 2007-FXD2, Class 1A1, 5.82%, 03/25/37 (e)		12,951	12,815,796
Origen Manufactured Housing Contract Trust:
Series 2001-A, Class M1, 7.82%, 03/15/32 (d)		1,529	1,507,073
Series 2007-B, Class A1, (1 mo. LIBOR US + 1.200%), 3.68%, 10/15/37 (a)(b)(c)		2,418	2,358,873
Ownit Mortgage Loan Trust Series, Series 2006-2, Class A2C, 6.00%, 01/25/37 (e)		1,990	1,829,650
OZLM Funding IV Ltd.:
Series 2013-4A, Class A1R, (3 mo. LIBOR US + 1.250%), 4.01%, 10/22/30 (a)(b)		13,035	12,926,147

34	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
OZLM Funding IV Ltd.: (continued)
Series 2013-4A, Class A2R, (3 mo. LIBOR US + 1.700%), 4.46%, 10/22/30 (a)(b)	USD	2,120	$2,098,599
OZLM VIII Ltd., Series 2014-8A, Class BRR, (3 mo. LIBOR US + 2.200%), 4.66%, 10/17/29 (a)(b)		1,160	1,133,870
OZLM XIV Ltd., Series 2015-14A, Class A2AR, (3 mo. LIBOR US + 1.700%), 4.49%, 01/15/29 (a)(b)		4,770	4,741,164
OZLM XIX Ltd., Series 2017-19A, Class A1, (3 mo. LIBOR US + 1.220%), 4.01%, 11/22/30 (a)(b)		2,160	2,151,035
OZLM XV Ltd.:
Series 2016-15A, Class A1, (3 mo. LIBOR US + 1.490%), 4.25%, 01/20/29 (a)(b)		4,740	4,743,806
Series 2016-15A, Class A2A, (3 mo. LIBOR US + 2.100%), 4.86%, 01/20/29 (a)(b)		1,940	1,939,625
OZLM XXI Ltd., Series 2017-21A, Class B, (3 mo. LIBOR US + 1.900%), 4.66%, 01/20/31 (a)(b)		930	897,299
Palmer Square CLO Ltd.:
Series 2014-1A, Class A1R2, (3 mo. LIBOR US + 1.130%), 3.90%, 01/17/31 (a)(b)		4,548	4,525,409
Series 2018-1A, Class A1, (3 mo. LIBOR US + 1.030%), 3.81%, 04/18/31 (a)(b)		3,360	3,318,817
Series 2018-3A, Class A2, (3 mo. LIBOR US + 1.350%), 4.03%, 08/15/26 (a)(b)		3,323	3,271,850
Palmer Square Loan Funding Ltd., Series 2017-1A, Class A2, (3 mo. LIBOR US + 1.300%), 4.09%, 10/15/25 (a)(b)		6,400	6,325,051
Parallel Ltd.:
Series 2015-1A, Class AR, (3 mo. LIBOR US + 0.850%), 3.61%, 07/20/27 (a)(b)		3,990	3,967,487
Series 2015-1A, Class C1R, (3 mo. LIBOR US + 1.750%), 4.51%, 07/20/27 (a)(b)		1,150	1,112,664
Park Avenue Institutional Advisers CLO Ltd.:
Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.220%), 3.91%, 11/14/29 (a)(b)		6,970	6,943,520
Series 2017-1A, Class A2, (3 mo. LIBOR US + 1.700%), 4.39%, 11/14/29 (a)(b)		2,940	2,906,382
Preston Ridge Partners Mortgage LLC, Series 2017-1A, Class A1, 4.25%, 01/25/22 (b)(e)		201	202,374
Progress Residential Trust:
Series 2015-SFR2, Class A, 2.74%, 06/12/32 (b)		1,719	1,707,606
Series 2015-SFR3, Class F, 6.64%, 11/12/32 (b)		500	507,907
Series 2016-SFR2, Class E, (1 mo. LIBOR US + 3.550%), 6.03%, 01/17/34 (a)(b)		816	817,403
Series 2017-SFR1, Class A, 2.77%, 08/17/34 (b)		2,642	2,618,519
Series 2018-SFR1, Class F, 4.78%, 03/17/35 (b)		1,620	1,618,906
Series 2018-SFR2, Class E, 4.66%, 08/17/35 (b)		870	884,117
Series 2018-SFR2, Class F, 4.95%, 08/17/35 (b)		1,030	1,034,473
Race Point IX CLO Ltd., Series 2015-9A, Class A1AR, (3 mo. LIBOR US + 1.210%), 4.00%, 10/15/30 (a)(b)		3,730	3,714,700

Security		Par (000)	Value
Race Point X CLO Ltd., Series 2016-10A, Class A1R, (3 mo. LIBOR US + 1.100%), 3.87%, 07/25/31 (a)(b)	USD	5,550	$5,485,157
RAMP Trust, Series 2007-RS1, Class A3, (1 mo. LIBOR US + 0.170%), 2.66%, 02/25/37 (a)		2,118	1,079,009
Regatta VI Funding Ltd., Series 2016-1A, Class AR, (3 mo. LIBOR US + 1.080%), 3.84%, 07/20/28 (a)(b)		10,290	10,242,493
Rockford Tower CLO Ltd.:
Series 2017-1A, Class A, (3 mo. LIBOR US + 1.370%), 4.16%, 04/15/29 (a)(b)		9,130	9,154,832
Series 2017-1A, Class B, (3 mo. LIBOR US + 1.800%), 4.59%, 04/15/29 (a)(b)		3,870	3,845,748
Series 2017-2A, Class B, (3 mo. LIBOR US + 1.750%), 4.54%, 10/15/29 (a)(b)		6,049	5,990,041
Series 2017-2A, Class C, (3 mo. LIBOR US + 2.300%), 5.09%, 10/15/29 (a)(b)		940	926,151
Series 2017-3A, Class A, (3 mo. LIBOR US + 1.190%), 3.95%, 10/20/30 (a)(b)		8,720	8,647,172
Romark WM-R Ltd., Series 2018-1A, Class A1, (3 mo. LIBOR US + 1.030%), 3.79%, 04/20/31 (a)(b)		2,910	2,858,072
RR 3 Ltd., Series 2018-3A, Class A1R2, (3 mo. LIBOR US + 1.090%), 3.88%, 01/15/30 (a)(b)		2,020	1,998,847
SACO I Trust, Series 2006-9, Class A1, (1 mo. LIBOR US + 0.300%), 2.79%, 08/25/36 (a)		460	449,395
Securitized Asset-Backed Receivables LLC Trust:
Series 2006-WM4, Class A1, (1 mo. LIBOR US + 0.190%), 2.68%, 11/25/36 (a)(b)		2,937	1,713,893
Series 2006-WM4, Class A2A, (1 mo. LIBOR US + 0.080%), 2.57%, 11/25/36 (a)		1,410	537,826
Series 2006-WM4, Class A2C, (1 mo. LIBOR US + 0.160%), 2.65%, 11/25/36 (a)		4,224	1,631,314
Security National Mortgage Loan Trust, Series 2007-1A, Class 2A, (1 mo. LIBOR US + 0.350%), 2.84%, 04/25/37 (a)(b)		786	774,703
SG Mortgage Securities Trust, Series 2006-FRE2, Class A2C, (1 mo. LIBOR US + 0.160%), 2.65%, 07/25/36 (a)		990	300,053
Silver Creek CLO Ltd.:
Series 2014-1A, Class AR, (3 mo. LIBOR US + 1.240%), 4.00%, 07/20/30 (a)(b)		3,920	3,911,537
Series 2014-1A, Class CR, (3 mo. LIBOR US + 2.300%), 5.06%, 07/20/30 (a)(b)		500	493,947
SLM Private Credit Student Loan Trust:
Series 2004-A, Class A3, (3 mo. LIBOR US + 0.400%), 3.01%, 06/15/33 (a)		2,419	2,389,870
Series 2004-B, Class A3, (3 mo. LIBOR US + 0.330%), 2.94%, 03/15/24 (a)		10,493	10,408,078
Series 2006-B, Class A5, (3 mo. LIBOR US + 0.270%), 2.88%, 12/15/39 (a)		598	585,391
SLM Private Education Loan Trust:
Series 2013-A, Class B, 2.50%, 03/15/47 (b)		616	615,273
Series 2013-B, Class B, 3.00%, 05/16/44 (b)		2,095	2,090,509
Series 2013-C, Class A2B, (1 mo. LIBOR US + 1.400%), 3.88%, 10/15/31 (a)(b)		79	79,587
SMB Private Education Loan Trust, Series 2015-B, Class B, 3.50%, 12/17/40 (b)		2,480	2,492,502

M A S T E R P O R T F O L I O C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	35

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Sound Point CLO II Ltd., Series 2013-1A, Class A1R, (3 mo. LIBOR US + 1.070%), 3.84%, 01/26/31 (a)(b)	USD	500	$494,068
Sound Point CLO XIV Ltd.:
Series 2016-3A, Class A, (3 mo. LIBOR US + 1.530%), 4.30%, 01/23/29 (a)(b)		7,330	7,334,239
Series 2016-3A, Class C, (3 mo. LIBOR US + 2.650%), 5.42%, 01/23/29 (a)(b)		1,000	1,001,020
Sound Point CLO XV Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.390%), 4.16%, 01/23/29 (a)(b)		1,240	1,240,696
Sound Point CLO XVIII Ltd., Series 2017-4A, Class B, (3 mo. LIBOR US + 1.800%), 4.56%, 01/21/31 (a)(b)		500	480,028
Soundview Home Loan Trust, Series 2004-WMC1, Class M2, (1 mo. LIBOR US + 0.795%), 3.28%, 01/25/35 (a)		62	59,474
SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.05%, 04/25/29 (b)		6,374	6,366,219
Springleaf Funding Trust, Series 2015-AA, Class B, 3.62%, 11/15/24 (b)		3,952	3,953,322
Steele Creek CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.250%), 4.04%, 01/15/30 (a)(b)		4,140	4,127,041
Stewart Park CLO Ltd., Series 2015-1A, Class CR, (3 mo. LIBOR US + 1.800%), 4.59%, 01/15/30 (a)(b)		1,630	1,568,380
Structured Asset Securities Corp. Assistance Loan Trust, Series 2003-AL2, Class A, 3.36%, 01/25/31 (b)		351	345,263
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-23XS, Class 2A1, (1 mo. LIBOR US + 0.300%), 2.79%, 01/25/35 (a)		592	581,842
Symphony CLO XII Ltd., Series 2013-12A, Class AR, (3 mo. LIBOR US + 1.030%), 3.82%, 10/15/25 (a)(b)		2,632	2,631,832
Symphony CLO XIX Ltd., Series 2018-19A, Class A, (3 mo. LIBOR US + 0.960%), 3.74%, 04/16/31 (a)(b)		2,670	2,625,392
Symphony CLO XVII Ltd., Series 2016-17A, Class AR, (3 mo. LIBOR US + 0.880%), 3.67%, 04/15/28 (a)(b)		3,620	3,601,960
TCI-Flatiron CLO Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.200%), 3.88%, 11/17/30 (a)(b)		3,290	3,278,750
Thacher Park CLO Ltd., Series 2014-1A, Class AR, (3 mo. LIBOR US + 1.160%), 3.92%, 10/20/26 (a)(b)		493	493,581
THL Credit Wind River CLO Ltd., Series 2016-1A, Class AR, (3 mo. LIBOR US + 1.050%), 3.84%, 07/15/28 (a)		4,880	4,864,791
TIAA CLO II Ltd., Series 2017-1A, Class A, (3 mo. LIBOR US + 1.280%), 4.04%, 04/20/29 (a)(b)		2,340	2,338,027
TIAA CLO III Ltd., Series 2017-2A, Class A, (3 mo. LIBOR US + 1.150%), 3.93%, 01/16/31 (a)(b)		1,467	1,452,297
TICP CLO I Ltd., Series 2015-1A, Class AR, (3 mo. LIBOR US + 0.800%), 3.56%, 07/20/27 (a)(b)		1,000	994,045
Towd Point Mortgage Trust:
Series 2019-SJ2, Class A2, 4.25%, 11/25/58 (b)(c)(d)		3,280	3,299,616
Series 2019-SJ2, Class M1, 4.50%, 11/25/58 (b)(c)(d)		8,260	8,314,218

Security		Par (000)	Value
Tricon American Homes Trust:
Series 2017-SFR2, Class F, 5.10%, 01/17/36 (b)	USD	2,010	$2,024,118
Series 2018-SFR1, Class E, 4.56%, 05/17/37 (b)		890	890,682
Series 2018-SFR1, Class F, 4.96%, 05/17/37 (b)		610	608,881
Venture CLO Ltd.:
Series 2018-32A, Class A2A, (3 mo. LIBOR US + 1.070%), 3.85%, 07/18/31 (a)(b)		1,480	1,462,789
Series 2018-35A, Class AS, (3 mo. LIBOR US + 1.150%), 3.65%, 10/22/31 (a)(b)		2,810	2,837,276
Venture XVIII CLO Ltd., Series 2014-18A, Class AR, (3 mo. LIBOR US + 1.220%), 4.01%, 10/15/29 (a)(b)		9,820	9,822,236
Vericrest Opportunity Loan Trust:
Series 2019-NPL2, Class A1, 3.97%, 02/25/49 (b)(e)		1,616	1,618,433
Series 2019-NPL3, Class A1, 3.97%, 03/25/49 (b)(e)		9,740	9,740,000
Vibrant CLO V Ltd., Series 2016-5A, Class A, (3 mo. LIBOR US + 1.550%), 4.31%, 01/20/29 (a)(b)		2,480	2,483,011
Vibrant CLO VII Ltd., Series 2017-7A, Class A1, (3 mo. LIBOR US + 1.270%), 4.03%, 09/15/30 (a)(b)		1,750	1,743,692
Voya CLO Ltd.:
Series 2017-4A, Class A1, (3 mo. LIBOR US + 1.130%), 3.92%, 10/15/30 (a)(b)		6,640	6,583,531
Series 2019-1A, Class A, (3 mo. LIBOR US + 1.170%), 3.81%, 04/15/29 (a)(b)		450	450,009
Wachovia Asset Securitization Issuance II LLC Trust, Series 2007-HE2A, Class A, (1 mo. LIBOR US + 0.130%), 2.62%, 07/25/37 (a)(b)		1,913	1,827,199
Washington Mutual Asset-Backed Certificates Trust:
Series 2006-HE4, Class 2A2, (1 mo. LIBOR US + 0.180%), 2.67%, 09/25/36 (a)		5,339	2,491,955
Series 2006-HE5, Class 1A, (1 mo. LIBOR US + 0.155%), 2.64%, 10/25/36 (a)		2,157	1,737,324
Series 2007-HE2, Class 2A2, (1 mo. LIBOR US + 0.220%), 2.71%, 02/25/37 (a)		5,543	2,419,340
Series 2007-HE2, Class 2A3, (1 mo. LIBOR US + 0.250%), 2.74%, 04/25/37 (a)		9,879	5,027,402
Series 2007-HE2, Class 2A4, (1 mo. LIBOR US + 0.360%), 2.85%, 04/25/37 (a)		1,061	547,233
Wellfleet CLO Ltd.:
Series 2017-1A, Class A1, (3 mo. LIBOR US + 1.320%), 4.08%, 04/20/29 (a)(b)		2,160	2,156,882
Series 2017-3A, Class B, (3 mo. LIBOR US + 1.950%), 4.72%, 01/17/31 (a)(b)		750	719,042
West CLO Ltd., Series 2013-1A, Class A1AR, (3 mo. LIBOR US + 1.160%), 3.90%, 11/07/25 (a)(b)		1,745	1,745,260
Westcott Park CLO Ltd., Series 2016-1A, Class A, (3 mo. LIBOR US + 1.530%), 4.29%, 07/20/28 (a)(b)		5,250	5,249,888
World Financial Network Credit Card Master Trust, Series 2012-D, Class B, 3.34%, 04/17/23		3,551	3,551,950

36	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Yale Mortgage Loan Trust, Series 2007-1, Class A, (1 mo. LIBOR US + 0.400%), 2.89%, 06/25/37 (a)(b)	USD	2,574	$1,063,346
York CLO-3 Ltd., Series 2016-1A, Class BR, (3 mo. LIBOR US + 1.750%), 4.51%, 10/20/29 (a)(b)		2,480	2,458,230

Total Asset-Backed Securities — 9.7% (Cost: $1,335,630,134)			1,311,777,773

		Shares

Common Stocks — 0.2%

Air Freight & Logistics — 0.0%
Platinum Eagle Acquisition Corp. (Acquired 11/19/18, cost $2,154,360) (c)(f)(g)(h)		215,436	2,046,642

Capital Markets — 0.0%
Sentinel Energy Services, Inc., Class A (g)		436,269	4,397,592

Diversified Financial Services — 0.0%
Leisure Acquisition Corp. (g)		52,528	535,786
Pure Acquisition Corp. (g)(h)		41,254	433,580
Pure Acquisition Corp. (g)		40,676	407,574

			1,376,940

Energy Equipment & Services — 0.0%
Liberty Oilfield Services, Inc., Class A		105,933	1,630,309
Vantage Drilling Co. (g)		311,000	3,903

			1,634,212

Hotels, Restaurants & Leisure — 0.0%
Caesars Entertainment Corp. (g)		154,181	1,339,833
Golden Entertainment, Inc. (g)		35,439	501,816
International Game Technology PLC		43,375	563,441
Scientific Games Corp. (g)		17,182	350,856

			2,755,946

Household Durables — 0.1%
Century Communities, Inc. (g)		78,526	1,882,268
M/I Homes, Inc. (g)		26,738	711,766
Taylor Morrison Home Corp. (g)		133,681	2,372,838
William Lyon Homes, Class A (g)		93,411	1,435,727

			6,402,599

Independent Power and Renewable Electricity Producers — 0.0%
Vistra Energy Corp.		44,033	1,146,179

IT Services — 0.0%
Everi Holdings, Inc. (g)		51,332	540,013

Media — 0.0%
Altice USA, Inc., Class A		114,636	2,462,381

Metals & Mining — 0.0%
Northern Graphite Corp. (g)		99,612	12,672

Oil, Gas & Consumable Fuels — 0.1%
Centennial Resource Development, Inc. (g)		41,400	363,906
Diamondback Energy, Inc.		30,633	3,110,168
Matador Resources Co. (g)		53,423	1,032,667
Sunoco LP		136,638	4,257,640

			8,764,381

Real Estate Management & Development — 0.0%
Target Hospitality Corp. (g)(h)		24,842	235,999

Road & Rail — 0.0%
Lyft, Inc., Class A (g)		2,209	172,943

Total Common Stocks — 0.2% (Cost: $32,225,231)			31,948,499

Security		Par (000)	Value

Corporate Bonds — 40.2%

Aerospace & Defense — 1.2%
Arconic, Inc.:
6.15%, 08/15/20	USD	4,555	$4,708,959
5.40%, 04/15/21		312	321,766
BAE Systems Holdings, Inc.:
2.85%, 12/15/20 (b)		8,102	8,075,767
3.80%, 10/07/24 (b)		595	606,974
3.85%, 12/15/25 (b)		6,255	6,319,017
4.75%, 10/07/44 (b)		259	273,197
Boeing Co.:
3.83%, 03/01/59		1,410	1,362,405
3.38%, 06/15/46		980	894,151
General Dynamics Corp., 3.75%, 05/15/28		3,690	3,887,423
L3 Technologies, Inc.:
4.95%, 02/15/21		1,575	1,627,170
3.85%, 06/15/23		13,855	14,278,781
3.85%, 12/15/26		6,460	6,574,274
4.40%, 06/15/28		1,200	1,259,173
Leonardo U.S. Holdings, Inc., 6.25%, 01/15/40 (b)		117	107,640
Lockheed Martin Corp.:
2.90%, 03/01/25		2,570	2,563,121
3.55%, 01/15/26		1,596	1,647,190
3.60%, 03/01/35		21,122	20,862,905
4.50%, 05/15/36		632	685,438
4.07%, 12/15/42		7,840	7,986,189
3.80%, 03/01/45		2,555	2,524,312
Northrop Grumman Corp.:
2.93%, 01/15/25		10,230	10,089,314
3.25%, 01/15/28		10,733	10,553,779
3.85%, 04/15/45		2,310	2,215,946
4.03%, 10/15/47		5,035	4,967,740
Raytheon Co., 7.20%, 08/15/27		1,890	2,437,163
TransDigm, Inc., 6.00%, 07/15/22		252	256,095
United Technologies Corp.:
1.95%, 11/01/21		13,880	13,601,102
4.13%, 11/16/28		14,025	14,570,799
5.40%, 05/01/35		2,411	2,708,305
4.50%, 06/01/42		8,625	8,914,919

			156,881,014

Air Freight & Logistics — 0.2%
FedEx Corp.:
3.40%, 01/14/22		3,280	3,323,805
3.90%, 02/01/35		5,324	4,989,494
3.88%, 08/01/42		14,790	13,014,994
4.10%, 04/15/43		2,350	2,134,453
GLP China Holdings Ltd., 4.97%, 02/26/24		925	947,537
XPO Logistics, Inc., 6.50%, 06/15/22 (b)		100	101,875

			24,512,158

Airlines — 0.7%
Air Canada Pass-Through Trust:
Series 2015, Class 2B, 5.00%, 12/15/23 (b)		1,518	1,552,910
Series 2017-1, Class B, 3.70%, 07/15/27 (b)		24	23,028
Series 2017, Class 1AA, 3.30%, 01/15/30 (b)		2,143	2,081,897
American Airlines Group, Inc.:
5.50%, 10/01/19 (b)		312	315,869
4.63%, 03/01/20 (b)		3,144	3,161,764
American Airlines Pass-Through Trust:
Series 2014-1, Class B, 4.38%, 04/01/24		84	84,011
Series 2015-1, Class B, 3.70%, 11/01/24		817	806,473
Series 2015-2, Class B, 4.40%, 03/22/25		6,656	6,705,235
Series 2016-1, Class B, 5.25%, 07/15/25		4,281	4,413,127
Series 2016-3, Class B, 3.75%, 10/15/25		87	84,925
Series 2017-1, Class B, 4.95%, 08/15/26		732	752,527
Series 2017-2, Class B, 3.70%, 04/15/27		1,794	1,751,624
Series 2015-2, Class AA, 3.60%, 09/22/27		858	859,380

M A S T E R P O R T F O L I O C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	37

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Airlines (continued)
American Airlines Pass-Through Trust: (continued)
Series 2016-3, Class AA, 3.00%, 10/15/28	USD	4,189	$4,049,141
Series 2017-2, Class AA, 3.35%, 10/15/29		2,013	1,966,366
Series 2017-1, Class AA, 3.65%, 08/15/30		916	920,457
American Airlines, Inc., Series 2011-1B, 4.87%, 04/22/25 (c)		1,473	1,473,000
ANA Holdings, Inc.:
0.00%, 09/16/22 (i)(j)	JPY	10,000	91,198
0.00%, 09/19/24 (i)(j)		60,000	553,500
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd., 8.38%, 05/10/20	USD	383	382,106
Continental Airlines Pass-Through Trust, 6.25%, 04/11/20		33	33,776
Delta Air Lines Pass-Through Trust, 3.20%, 04/25/24		4,595	4,656,854
Delta Air Lines, Inc.:
2.88%, 03/13/20		26,462	26,413,566
2.60%, 12/04/20		10,240	10,150,089
3.40%, 04/19/21		945	948,861
Gol Finance, Inc., 7.00%, 01/31/25 (b)		3,369	3,111,592
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 09/15/28 (b)		1,507	1,322,923
United Airlines Pass-Through Trust:
Series 2014-2, Class B, 4.63%, 09/03/22		311	316,118
Series 2014-1, Class B, 4.75%, 10/11/23		454	461,224
Series 2016-2, Class B, 3.65%, 10/07/25		279	275,236
Series Airlines 2016-1, Class B, 3.65%, 07/07/27		311	306,948
Series 2018-1, Class B, 4.60%, 09/01/27		2,223	2,257,125
Series 2016-1, Class AA, 3.10%, 07/07/28		299	292,355
Series Airlines 2015-1, Class AA, 3.45%, 06/01/29		738	734,694
Series 2018-1, Class AA, 3.50%, 03/01/30		1,317	1,298,505
Series 2016-2, Class AA, 2.88%, 04/07/30		1,239	1,187,320
Series 2019-1, Class AA, 4.15%, 08/25/31		2,760	2,857,583
US Airways Pass-Through Trust:
Series 2012-2, Class B, 6.75%, 12/03/22		152	159,331
Series 2013-1, Class B, 5.38%, 05/15/23		588	606,398

			89,419,036

Auto Components — 0.1%
Aptiv PLC, 4.25%, 01/15/26		1,322	1,361,920
GKN Holdings Ltd., 3.38%, 05/12/32	GBP	5,200	6,642,845
ZF North America Capital, Inc., 4.75%, 04/29/25 (b)	USD	10,878	10,565,162

			18,569,927

Automobiles — 0.5%
BMW US Capital LLC, 2.80%, 04/11/26 (b)		3,205	3,074,138
Daimler Finance North America LLC:
3.10%, 05/04/20 (b)		10,030	10,048,045
2.30%, 02/12/21 (b)		9,320	9,207,727
3.35%, 05/04/21 (b)		12,800	12,878,751
3.75%, 11/05/21 (b)		1,290	1,312,600
Fiat Chrysler Automobiles NV, 4.50%, 04/15/20		336	338,940
General Motors Co.:
5.00%, 04/01/35		1,600	1,451,386
6.60%, 04/01/36		905	946,777
6.25%, 10/02/43		1,070	1,064,711
5.40%, 04/01/48		1,280	1,170,027
Volkswagen Group of America Finance LLC:
2.40%, 05/22/20 (b)		6,950	6,900,958
3.88%, 11/13/20 (b)		10,970	11,110,876
4.00%, 11/12/21 (b)		5,945	6,064,938

			65,569,874

Banks — 7.2%
ABN AMRO Bank NV, 2.65%, 01/19/21 (b)		8,940	8,911,580

Security		Par (000)	Value

Banks (continued)
Banco Espirito Santo SA:
2.63%, 05/08/17 (g)(k)	EUR	400	$123,393
4.75%, 01/15/18 (g)(k)		2,200	709,510
4.00%, 01/21/19 (g)(k)		6,300	1,978,776
Banco Santander SA, 3.85%, 04/12/23	USD	7,200	7,261,313
Bank of America Corp.:
2.63%, 10/19/20		5,775	5,760,615
(3 mo. LIBOR US + 0.660%), 2.37%, 07/21/21 (l)		14,085	13,988,950
(3 mo. LIBOR US + 0.630%), 2.33%, 10/01/21 (l)		37,283	36,936,232
(3 mo. LIBOR US + 0.630%), 3.50%, 05/17/22 (l)		8,260	8,356,703
3.30%, 01/11/23		1,307	1,323,593
4.00%, 04/01/24		2,085	2,174,820
4.20%, 08/26/24		4,667	4,830,216
(3 mo. LIBOR US + 0.970%), 3.46%, 03/15/25 (l)		5,985	6,044,570
3.95%, 04/21/25		3,272	3,328,163
3.88%, 08/01/25		9,563	9,901,221
(3 mo. LIBOR US + 0.810%), 3.37%, 01/23/26 (l)		4,150	4,152,910
4.45%, 03/03/26		10,671	11,120,858
3.50%, 04/19/26		5,111	5,154,504
Series L, 4.18%, 11/25/27		4,220	4,285,371
(3 mo. LIBOR US + 1.575%), 3.82%, 01/20/28 (l)		16,380	16,601,728
(3 mo. LIBOR US + 1.512%), 3.71%, 04/24/28 (l)		14,355	14,419,303
(3 mo. LIBOR US + 1.040%), 3.42%, 12/20/28 (l)		27,480	26,871,291
(3 mo. LIBOR US + 1.070%), 3.97%, 03/05/29 (l)		2,250	2,290,938
Barclays PLC:
(3 mo. LIBOR US + 1.902%), 4.97%, 05/16/29 (l)		9,280	9,593,358
4.95%, 01/10/47		4,378	4,378,844
BNP Paribas SA:
2.95%, 05/23/22 (b)		8,225	8,170,447
3.80%, 01/10/24 (b)		5,947	5,993,895
(3 mo. LIBOR US + 2.235%), 4.71%, 01/10/25 (b)(l)		4,115	4,268,206
BPCE SA, 3.00%, 05/22/22 (b)		9,005	8,909,547
Chong Hing Bank Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.030%), 3.88%, 07/26/27 (l)		670	656,905
Citibank NA:
3.40%, 07/23/21		10,990	11,133,247
3.65%, 01/23/24		26,105	26,934,966
Citigroup, Inc.:
2.50%, 07/29/19		10,612	10,606,634
2.90%, 12/08/21		17,940	17,935,252
(3 mo. LIBOR US + 0.950%), 2.88%, 07/24/23 (l)		4,389	4,361,005
4.40%, 06/10/25		4,740	4,907,263
3.20%, 10/21/26		18,435	18,055,879
(3 mo. LIBOR US + 1.563%), 3.89%, 01/10/28 (l)		6,665	6,768,203
(3 mo. LIBOR US + 1.390%), 3.67%, 07/24/28 (l)		17,590	17,544,639
Citizens Bank N.A.:
2.25%, 03/02/20		14,776	14,707,144
2.65%, 05/26/22		15,070	14,942,972
Danske Bank A/S:
5.00%, 01/12/22 (b)		9,060	9,291,374
5.38%, 01/12/24 (b)		8,820	9,173,330
Fifth Third BanCorp., 3.65%, 01/25/24		9,840	10,077,093
Fifth Third Bank, 2.25%, 06/14/21		7,204	7,127,306

38	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Banks (continued)
HSBC Holdings PLC:
5.10%, 04/05/21	USD	5,089	$5,305,876
2.65%, 01/05/22		10,400	10,306,614
(3 mo. LIBOR US + 0.987%), 3.95%, 05/18/24 (l)		4,875	4,971,680
(3 mo. LIBOR US + 1.546%), 4.04%, 03/13/28 (l)		15,500	15,618,480
HSBC USA, Inc., 2.35%, 03/05/20		18,862	18,806,818
Huntington National Bank, 3.25%, 05/14/21		4,630	4,673,691
ING Bank NV, 5.80%, 09/25/23 (b)		4,879	5,260,242
ING Groep NV, 4.10%, 10/02/23		13,135	13,500,543
Intesa Sanpaolo SpA, 6.50%, 02/24/21 (b)		3,034	3,174,447
JPMorgan Chase & Co.:
2.55%, 03/01/21		7,110	7,086,424
4.63%, 05/10/21		5,176	5,369,531
(3 mo. LIBOR US + 0.610%), 3.51%, 06/18/22 (l)		9,145	9,272,561
2.97%, 01/15/23		4,688	4,686,042
(3 mo. LIBOR US + 0.730%), 3.56%, 04/23/24 (l)		2,560	2,603,677
(3 mo. LIBOR US + 0.890%), 3.80%, 07/23/24 (l)		13,546	13,908,896
(3 mo. LIBOR US + 1.000%), 4.02%, 12/05/24 (l)		22,830	23,692,584
(3 mo. LIBOR US + 1.337%), 3.78%, 02/01/28 (l)		14,100	14,363,742
(3 mo. LIBOR US + 1.380%), 3.54%, 05/01/28 (l)		28,080	28,099,228
(3 mo. LIBOR US + 1.260%), 4.20%, 07/23/29 (l)		9,640	10,056,189
(3 mo. LIBOR US + 1.330%), 4.45%, 12/05/29 (l)		9,530	10,143,649
(3 mo. LIBOR US + 1.360%), 3.88%, 07/24/38 (l)		11,240	11,017,166
KeyBank NA, 3.35%, 06/15/21		1,500	1,522,582
Keycorp, 4.15%, 10/29/25		3,045	3,205,551
Lloyds Banking Group PLC:
4.45%, 05/08/25		6,170	6,403,762
3.75%, 01/11/27		5,024	4,941,128
Mitsubishi UFJ Financial Group, Inc.:
3.54%, 07/26/21		1,810	1,836,551
3.00%, 02/22/22		3,776	3,783,852
3.46%, 03/02/23		27,130	27,501,406
3.76%, 07/26/23		8,650	8,884,724
Mizuho Financial Group, Inc.:
2.63%, 04/12/21 (b)		7,250	7,206,706
2.27%, 09/13/21		3,139	3,085,321
2.95%, 02/28/22		35,390	35,329,405
Nordea Bank Abp:
2.13%, 05/29/20 (b)		9,883	9,811,870
3.75%, 08/30/23 (b)		10,445	10,525,088
Royal Bank of Scotland Group PLC:
(3 mo. LIBOR US + 1.480%), 3.50%, 05/15/23 (l)		4,685	4,651,721
(3 mo. LIBOR US + 1.754%), 4.89%, 05/18/29 (l)		1,100	1,142,028
(3 mo. LIBOR US + 1.905%), 5.08%, 01/27/30 (l)		1,380	1,452,773
Santander UK Group Holdings PLC, 2.88%, 08/05/21		14,289	14,165,829
Santander UK PLC, 5.00%, 11/07/23 (b)		12,770	13,076,046
Shizuoka Bank Ltd., (3 mo. LIBOR US + 0.500%), 2.27%, 01/25/23 (a)(i)		200	189,166
Standard Chartered PLC, (3 mo. LIBOR US + 1.150%), 4.25%, 01/20/23 (b)(l)		17,600	17,879,470
Sumitomo Mitsui Trust Bank Ltd., 1.95%, 09/19/19 (b)		15,285	15,223,738

Security		Par (000)	Value

Banks (continued)
SunTrust Banks, Inc., 4.00%, 05/01/25	USD	2,065	$2,160,533
Synchrony Bank, 3.65%, 05/24/21		9,060	9,143,522
Toronto-Dominion Bank, 3.50%, 07/19/23		3,580	3,679,672
U.S. Bancorp, 2.95%, 07/15/22		7,244	7,273,512
U.S. Bank NA, (3 mo. LIBOR US + 0.290%), 3.10%, 05/21/21 (l)		3,410	3,423,822
UniCredit SpA, 6.57%, 01/14/22 (b)		24,975	26,134,292
Washington Mutual Escrow Bonds:
0.00% (c)(g)(k)(m)		2,570	—
0.00% (c)(g)(k)(m)		13,308	1
0.00% (c)(g)(k)(m)		3,115	—
0.00% (c)(g)(k)(m)		11,911	1
Wells Fargo & Co.:
2.60%, 07/22/20		4,233	4,226,566
2.55%, 12/07/20		3,376	3,365,068
2.50%, 03/04/21		13,915	13,847,545
3.50%, 03/08/22		4,852	4,942,530
2.63%, 07/22/22		12,645	12,551,955
3.75%, 01/24/24		20,560	21,157,830
(3 mo. LIBOR US + 1.310%), 3.58%, 05/22/28 (l)		11,450	11,494,115
Wells Fargo Bank NA:
(3 mo. LIBOR US + 0.490%), 3.33%, 07/23/21 (l)		14,400	14,499,352
3.55%, 08/14/23		2,540	2,606,123
Woori Bank, 5.13%, 08/06/28		600	639,892
Yamaguchi Financial Group, Inc., (3 mo. LIBOR US + 0.500%), 2.11%, 03/26/20 (a)(i)		1,000	956,250
Yes Bank Ifsc Banking Unit Branch, 3.75%, 02/06/23		300	286,565

			978,190,010

Beverages — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
4.70%, 02/01/36 (b)		25,065	25,039,595
4.90%, 02/01/46 (b)		6,450	6,478,281
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 01/23/29		16,700	17,792,143
Constellation Brands, Inc., (3 mo. LIBOR US + 0.700%), 3.38%, 11/15/21 (a)		6,500	6,503,344
Keurig Dr Pepper, Inc., 4.06%, 05/25/23 (b)		4,190	4,310,367
PepsiCo, Inc., 4.00%, 05/02/47		4,830	5,086,256

			65,209,986

Biotechnology — 0.5%
AbbVie, Inc.:
2.30%, 05/14/21		2,920	2,887,301
3.60%, 05/14/25		5,555	5,567,451
4.50%, 05/14/35		9,440	9,234,031
4.40%, 11/06/42		2,270	2,098,278
Amgen, Inc., 4.40%, 05/01/45		5,396	5,289,533
Baxalta, Inc., 5.25%, 06/23/45		1,131	1,239,201
Celgene Corp.:
3.95%, 10/15/20		840	854,600
3.25%, 08/15/22		4,110	4,151,371
3.55%, 08/15/22		3,980	4,063,402
2.75%, 02/15/23		5,595	5,541,188
3.25%, 02/20/23		7,005	7,062,895
Gilead Sciences, Inc.:
3.50%, 02/01/25		9,335	9,526,987
4.60%, 09/01/35		4,180	4,387,375
4.00%, 09/01/36		3,080	3,022,785

			64,926,398

Building Products — 0.0%
Johnson Controls International PLC, 5.13%, 09/14/45		1,750	1,826,189

M A S T E R P O R T F O L I O C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	39

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Building Products (continued)
LIXIL Group Corp.:
0.00%, 03/04/20 (i)(j)	JPY	80,000	$704,014
0.00%, 03/04/22 (i)(j)		30,000	259,966
Masonite International Corp.:
5.63%, 03/15/23 (b)	USD	2,418	2,472,405
5.75%, 09/15/26 (b)		120	122,400

			5,384,974

Capital Markets — 2.7%
Bagan Capital Ltd., 0.00%, 09/23/21 (i)(j)		1,800	1,784,259
Bank of New York Mellon Corp., (3 mo. LIBOR US + 1.069%), 3.44%, 02/07/28 (l)		3,313	3,365,396
CCTI 2017 Ltd., 3.63%, 08/08/22		1,675	1,613,301
Charles Schwab Corp., 3.20%, 03/02/27		4,655	4,681,908
Cindai Capital Ltd., 0.00%, 02/08/23 (i)(j)		2,461	2,497,913
CME Group, Inc., 3.75%, 06/15/28		295	310,258
Credit Suisse Group AG:
(3 mo. LIBOR US + 1.200%), 3.00%, 12/14/23 (b)(l)		15,500	15,230,491
(3 mo. LIBOR US + 1.240%), 4.21%, 06/12/24 (b)(l)		9,600	9,834,081
Credit Suisse Group Funding Guernsey Ltd.:
2.75%, 03/26/20		11,121	11,105,949
3.13%, 12/10/20		26,140	26,206,468
3.80%, 09/15/22		5,000	5,093,500
Deutsche Bank AG:
2.70%, 07/13/20		13,510	13,369,363
2.95%, 08/20/20		8,408	8,335,504
4.25%, 02/04/21		14,200	14,254,437
4.25%, 10/14/21		3,652	3,668,396
Goldman Sachs Group, Inc.:
2.00%, 04/25/19		2,308	2,306,883
2.55%, 10/23/19		17,220	17,194,355
2.75%, 09/15/20		2,492	2,489,064
2.35%, 11/15/21		14,988	14,756,762
(3 mo. LIBOR US + 1.170%), 3.85%, 05/15/26 (a)		10,315	10,118,616
3.85%, 01/26/27		9,750	9,788,040
(3 mo. LIBOR US + 1.510%), 3.69%, 06/05/28 (l)		14,380	14,242,717
(3 mo. LIBOR US + 1.301%), 4.22%, 05/01/29 (l)		9,570	9,780,535
(3 mo. LIBOR US + 1.373%), 4.02%, 10/31/38 (l)		4,160	3,972,199
Intercontinental Exchange, Inc.:
4.00%, 10/15/23		5,460	5,733,786
3.75%, 12/01/25		2,600	2,700,191
3.75%, 09/21/28		5,050	5,231,527
Lehman Brothers Holdings, Inc., 6.75%, 12/28/17 (c)(g)(k)		7,360	1
Moody’s Corp., 2.75%, 12/15/21		2,536	2,535,698
Morgan Stanley:
2.75%, 05/19/22		16,910	16,807,789
6.25%, 08/09/26		7,358	8,522,566
3.63%, 01/20/27		26,095	26,155,979
(3 mo. LIBOR US + 1.340%), 3.59%, 07/22/28 (l)		20,490	20,335,110
(3 mo. LIBOR US + 1.140%), 3.77%, 01/24/29 (l)		23,835	23,921,697
(3 mo. LIBOR US + 1.628%), 4.43%, 01/23/30 (l)		3,835	4,039,126
Northern Trust Corp., (3 mo. LIBOR US + 1.131%), 3.38%, 05/08/32 (l)		5,200	5,095,093
Nuveen LLC, 4.00%, 11/01/28 (b)		3,255	3,472,293
Poseidon Finance 1 Ltd., 0.00%, 02/01/25 (i)(j)		2,140	2,047,980
State Street Corp., 2.65%, 05/19/26		3,056	2,988,818
UBS Group Funding Switzerland AG:
2.95%, 09/24/20 (b)		13,400	13,395,571

Security		Par (000)	Value

Capital Markets (continued)
UBS Group Funding Switzerland AG: (continued)
(3 mo. LIBOR US + 0.954%), 2.86%, 08/15/23 (b)(l)	USD	14,300	$14,088,308
4.13%, 09/24/25 (b)		8,464	8,738,495

			371,810,423

Chemicals — 0.4%
Air Liquide Finance SA, 2.50%, 09/27/26 (b)		1,970	1,873,064
Cydsa SAB de CV, 6.25%, 10/04/27 (b)		2,845	2,724,130
Dow Chemical Co.:
9.00%, 04/01/21		3,960	4,391,363
4.55%, 11/30/25 (b)		1,710	1,804,373
4.38%, 11/15/42		3,442	3,289,965
DowDuPont, Inc.:
4.49%, 11/15/25		18,670	19,886,944
5.42%, 11/15/48		12,930	14,749,152
Kansai Paint Co. Ltd., 0.00%, 06/17/22 (i)(j)	JPY	80,000	730,413
LG Chem Ltd., 0.00%, 04/16/21 (i)(j)	EUR	300	341,574
Mitsubishi Chemical Holdings Corp.:
0.00%, 03/30/22 (i)(j)	JPY	150,000	1,354,416
0.00%, 03/29/24 (i)(j)		40,000	363,277
Rock International Investment, Inc., 6.63%, 03/27/20	USD	700	532,234
Sherwin-Williams Co.:
4.00%, 12/15/42		971	876,295
4.50%, 06/01/47		2,050	2,017,413
UPL Corp. Ltd., 4.50%, 03/08/28		1,040	1,014,477

			55,949,090

Commercial Services & Supplies — 0.2%
Beijing Environment Bvi Co. Ltd., 5.30%, 10/18/21		680	682,155
Republic Services, Inc.:
4.75%, 05/15/23		5,960	6,353,500
2.90%, 07/01/26		2,804	2,744,120
3.95%, 05/15/28		5,620	5,891,208
S&P Global, Inc., 4.00%, 06/15/25		1,055	1,110,160
University of Notre Dame du Lac, 3.39%, 02/15/48		2,480	2,417,303
University of Southern California, 3.03%, 10/01/39		366	343,697
Waste Management, Inc.:
3.13%, 03/01/25		1,035	1,041,793
3.90%, 03/01/35		3,336	3,342,766

			23,926,702

Communications Equipment — 0.2%
Cisco Systems, Inc., 2.95%, 02/28/26		2,190	2,196,120
Harris Corp.:
2.70%, 04/27/20		1,299	1,294,136
4.40%, 06/15/28		10,295	10,827,052
5.05%, 04/27/45		3,945	4,351,019
Juniper Networks, Inc., 3.30%, 06/15/20		2,728	2,738,604

			21,406,931

Construction & Engineering — 0.0%
China City Construction International Co. Ltd., 5.35%, 07/03/17 (c)(g)(k)	CNH	340	35,371
China Singyes Solar Technologies Holdings Ltd., 7.95%, 02/15/19 (g)(k)	USD	350	213,657
Great Lakes Dredge & Dock Corp., 8.00%, 05/15/22		2,048	2,145,280
Shimizu Corp., 0.00%, 10/16/20 (i)(j)	JPY	50,000	450,606
Wijaya Karya Persero Tbk PT, 7.70%, 01/31/21	IDR	6,160,000	414,783
Zhaohai Investment BVI Ltd., 4.00%, 07/23/20	USD	400	393,380

			3,653,077

40	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Construction Materials — 0.0%
Summit Materials LLC/Summit Materials Finance Corp., 6.13%, 07/15/23	USD	134	$136,794

Consumer Finance — 1.6%
American Express Co.:
2.50%, 08/01/22		2,215	2,189,113
3.70%, 08/03/23		6,245	6,399,650
4.20%, 11/06/25		5,450	5,763,302
American Express Credit Corp., 2.25%, 08/15/19		6,261	6,251,093
Capital One Financial Corp.:
2.40%, 10/30/20		7,757	7,712,586
3.45%, 04/30/21		2,085	2,110,305
3.90%, 01/29/24		12,400	12,676,595
3.75%, 03/09/27		2,310	2,272,244
Credivalores-Crediservicios SAS, 9.75%, 07/27/22 (b)		1,882	1,799,992
Discover Bank, 4.65%, 09/13/28		1,835	1,917,029
Discover Financial Services, 4.10%, 02/09/27		3,062	3,060,270
Ford Motor Credit Co. LLC:
2.43%, 06/12/20		2,180	2,151,385
3.16%, 08/04/20		3,920	3,892,235
3.20%, 01/15/21		4,641	4,574,441
5.75%, 02/01/21		9,558	9,843,204
3.34%, 03/18/21		214	210,740
5.88%, 08/02/21		2,275	2,355,608
3.22%, 01/09/22		31,365	30,485,944
2.98%, 08/03/22		7,725	7,383,084
3.10%, 05/04/23		6,840	6,414,058
5.58%, 03/18/24		2,395	2,429,179
3.82%, 11/02/27		4,300	3,754,357
General Motors Financial Co., Inc.:
4.20%, 03/01/21		2,711	2,749,757
3.20%, 07/06/21		20,017	19,927,124
4.20%, 11/06/21		26,045	26,498,086
3.15%, 06/30/22		15,215	15,063,980
4.00%, 01/15/25		10,062	9,857,376
4.00%, 10/06/26		1,360	1,302,747
Hyundai Capital Services, Inc., 3.00%, 08/29/22 (b)		7,790	7,694,378
Synchrony Financial:
2.70%, 02/03/20		1,986	1,983,361
4.38%, 03/19/24		1,940	1,965,015
Tarjeta Naranja SA, (30 to 35 Days Argentina Deposit Rates Badlar Private Banks + 3.500%), 47.08%, 04/11/22 (a)(b)		3,141	1,142,110
Toyota Motor Credit Corp.:
3.05%, 01/11/28		3,390	3,387,472
3.65%, 01/08/29		1,860	1,936,784
Unifin Financiera SAB de CV SOFOM ENR:
(5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 6.308%), 8.88% (b)(l)(m)		727	630,582
7.25%, 09/27/23 (b)		903	910,924

			220,696,110

Containers & Packaging — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.25%, 09/15/22 (b)		336	336,000
Graphic Packaging International LLC, 4.75%, 04/15/21		104	105,300
International Paper Co., 6.00%, 11/15/41		4,020	4,485,586
Klabin Finance SA, 4.88%, 09/19/27 (b)		3,015	2,919,440
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg:
6.88%, 02/15/21		545	547,147

Security		Par (000)	Value

Containers & Packaging (continued)
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg: (continued)
7.00%, 07/15/24 (b)	USD	155	$159,669

			8,553,142

Diversified Consumer Services — 0.1%
China Education Group Holdings Ltd., 2.00%, 03/28/24 (i)	HKD	8,000	1,061,153
George Washington University, 4.13%, 09/15/48	USD	4,389	4,600,222
Massachusetts Institute of Technology, 3.96%, 07/01/38		1,385	1,480,410
Pepperdine University, 3.95%, 12/01/57		2,000	2,054,189
Wesleyan University, 4.78%, 07/01/2116		2,249	2,369,643

			11,565,617

Diversified Financial Services — 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
4.63%, 10/30/20		10,420	10,664,860
4.50%, 05/15/21		3,660	3,739,118
AXA Equitable Holdings, Inc.:
3.90%, 04/20/23		880	901,520
5.00%, 04/20/48		2,480	2,425,628
Azul Investments LLP, 5.88%, 10/26/24 (b)		234	221,012
Baoxin Auto Finance I Ltd.:
(3 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 8.909%), 5.63% (l)(m)		700	654,500
7.90%, 02/09/20		290	288,912
BAT International Finance PLC, 3.95%, 06/15/25 (b)		12,755	12,782,207
Bayer US Finance II LLC, 2.85%, 04/15/25 (b)		2,800	2,576,031
BHP Billiton Finance USA Ltd., 4.13%, 02/24/42		2,600	2,728,920
BP Capital Markets PLC, 2.32%, 02/13/20		1,834	1,829,754
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.85%, 04/15/23		2,919	2,988,626
CK Hutchison International 17 II Ltd., 3.25%, 09/29/27		600	586,215
Deutsche Telekom International Finance BV, 3.60%, 01/19/27 (b)		3,640	3,589,969
Easy Tactic Ltd.:
7.00%, 04/25/21		200	202,250
9.13%, 07/28/22		630	666,225
8.63%, 02/27/24		1,000	1,017,500
Energuate Trust, 5.88%, 05/03/27 (b)		747	732,138
Eurochem Finance DAC, 5.50%, 03/13/24 (b)		930	937,552
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35		10,800	9,984,454
GlaxoSmithKline Capital, Inc., 3.88%, 05/15/28		2,795	2,930,692
Gohl Capital Ltd., 4.25%, 01/24/27		725	720,719
Guojing Capital BVI Ltd., 3.95%, 12/11/22		498	486,743
Holcim U.S. Finance Sarl & Cie SCS, 5.15%, 09/12/23 (b)		4,445	4,686,140
Huarong Universe Investment Holding Ltd., 1.63%, 12/05/22	EUR	775	812,152
Hyundai Capital America:
2.55%, 04/03/20 (b)	USD	21,316	21,167,747
3.95%, 02/01/22 (b)		11,376	11,541,464
IBM Credit LLC, 3.45%, 11/30/20		4,870	4,927,857
Intelsat Connect Finance SA, 9.50%, 02/15/23 (b)		653	578,101
Keurig Dr Pepper, Inc., 3.55%, 05/25/21 (b)		2,760	2,789,707
Latam Finance Ltd., 7.00%, 03/01/26 (b)		2,051	2,086,380
New Lion Bridge Co. Ltd., 9.75%, 10/10/20		430	386,677

M A S T E R P O R T F O L I O C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	41

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Financial Services (continued)
Oman Sovereign Sukuk SAOC, 5.93%, 10/31/25 (b)	USD	5,795	$5,802,215
ORIX Corp., 2.90%, 07/18/22		4,455	4,454,554
Pacific National Finance Pty Ltd., 4.75%, 03/22/28		1,100	1,075,908
Pearl Holding III Ltd., 9.50%, 12/11/22		600	488,922
Prime Bloom Holdings Ltd., 6.95%, 07/05/22		890	695,757
QIIB Senior Sukuk Ltd., 4.26%, 03/05/24		650	658,798
RELX Capital, Inc.:
3.50%, 03/16/23		6,730	6,818,696
4.00%, 03/18/29		5,420	5,530,209
Santos Finance Ltd., 5.25%, 03/13/29		2,200	2,210,756
Shell International Finance BV:
3.25%, 05/11/25		3,000	3,055,165
4.13%, 05/11/35		1,648	1,755,079
3.63%, 08/21/42		2,135	2,082,523
4.55%, 08/12/43		1,250	1,394,690
Silversea Cruise Finance Ltd., 7.25%, 02/01/25 (b)		2,647	2,862,730
Vertex Capital Investment Ltd., 4.75%, 04/03/24		575	575,000
Woodside Finance Ltd., 3.65%, 03/05/25 (b)		562	558,393
Yunnan Energy Investment Overseas Finance Co. Ltd., 6.25%, 11/29/21		395	404,677

			153,055,842

Diversified Telecommunication Services — 1.4%
AT&T Inc.:
0.00%, 11/27/22 (b)(j)		15,000	13,396,856
3.40%, 05/15/25		2,215	2,191,778
4.13%, 02/17/26		1,385	1,415,777
4.30%, 02/15/30		27,335	27,648,757
6.00%, 08/15/40		6,384	7,173,572
4.35%, 06/15/45		15,220	13,965,153
5.15%, 02/15/50		6,810	6,956,866
Axtel SAB de CV, 6.38%, 11/14/24 (b)		3,763	3,753,592
C&W Senior Financing DAC, 6.88%, 09/15/27 (b)		3,437	3,445,593
Intelsat Jackson Holdings SA, 8.00%, 02/15/24 (b)		155	161,588
Intelsat SA, 4.50%, 06/15/25 (b)(i)		503	598,591
Level 3 Financing, Inc.:
6.13%, 01/15/21		462	465,557
5.38%, 08/15/22		4,662	4,685,310
5.63%, 02/01/23		574	580,457
Oi SA, 10.00% (10.00% Cash or 12.00% PIK), 07/27/25 (n)		2,246	2,366,161
Telecom Italia Capital SA, 7.18%, 06/18/19		540	543,559
Telefonica Emisiones SAU, 4.67%, 03/06/38		7,790	7,435,226
TELUS Corp., 4.60%, 11/16/48		825	868,583
Verizon Communications, Inc.:
(3 mo. LIBOR US + 0.550%), 3.21%, 05/22/20 (a)		9,865	9,906,482
4.13%, 03/16/27		36,595	38,322,790
4.33%, 09/21/28		5,823	6,158,035
4.50%, 08/10/33		8,930	9,438,954
4.40%, 11/01/34		2,549	2,651,721
4.27%, 01/15/36		23,570	23,839,772
4.13%, 08/15/46		3,960	3,837,050

			191,807,780

Electric Utilities — 1.7%
Adani Transmission Ltd., 4.00%, 08/03/26		662	613,949
AEP Texas, Inc., 3.95%, 06/01/28		9,030	9,407,684
AEP Transmission Co. LLC, 4.25%, 09/15/48		4,930	5,231,143
Alabama Power Co.:
4.15%, 08/15/44		1,050	1,087,639
Series A, 4.30%, 07/15/48		5,435	5,761,884
Baltimore Gas & Electric Co.:
3.50%, 08/15/46		4,327	4,065,398

Security		Par (000)	Value

Electric Utilities (continued)
Baltimore Gas & Electric Co.: (continued)
3.75%, 08/15/47	USD	2,530	$2,443,767
4.25%, 09/15/48		2,925	3,073,891
Bi Hai Co. Ltd., 6.25%, 03/05/22		400	410,126
CenterPoint Energy Houston Electric LLC:
3.55%, 08/01/42		2,240	2,164,318
3.95%, 03/01/48		1,350	1,382,441
DTE Electric Co., 4.05%, 05/15/48		5,910	6,160,309
Duke Energy Carolinas LLC:
3.95%, 11/15/28		5,755	6,127,728
4.00%, 09/30/42		1,150	1,182,761
3.88%, 03/15/46		1,550	1,559,709
3.70%, 12/01/47		2,530	2,468,229
Duke Energy Florida LLC:
3.80%, 07/15/28		2,780	2,902,247
6.40%, 06/15/38		3,550	4,754,648
4.20%, 07/15/48		2,060	2,165,995
Duke Energy Progress LLC:
3.00%, 09/15/21		1,710	1,723,060
3.25%, 08/15/25		4,025	4,114,380
3.70%, 09/01/28		10,090	10,524,929
Emera U.S. Finance LP:
2.15%, 06/15/19		4,838	4,828,502
2.70%, 06/15/21		7,299	7,232,822
Entergy Corp., 2.95%, 09/01/26		6,108	5,868,917
Entergy Louisiana LLC:
5.40%, 11/01/24		1,470	1,652,246
4.20%, 09/01/48		5,580	5,802,671
Eversource Energy, 2.90%, 10/01/24		8,685	8,617,621
Exelon Corp.:
2.45%, 04/15/21		1,306	1,290,847
4.95%, 06/15/35		1,409	1,496,034
4.45%, 04/15/46		5,835	6,012,973
FirstEnergy Transmission LLC, 4.35%, 01/15/25 (b)		13,860	14,446,748
Florida Power & Light Co.:
3.95%, 03/01/48		4,873	5,051,888
4.13%, 06/01/48		4,485	4,793,620
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA, 9.63%, 07/27/23 (b)		1,880	1,598,000
Huachen Energy Co. Ltd., 6.63%, 05/18/20 (g)(k)		600	401,550
ITC Holdings Corp., 2.70%, 11/15/22		4,730	4,644,596
Kansas City Power & Light Co., 4.20%, 03/15/48		6,840	7,102,741
LLPL Capital Pte Ltd., 6.88%, 02/04/39		650	702,000
MidAmerican Energy Co., 4.40%, 10/15/44		2,689	2,934,800
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28 (b)		1,950	1,999,939
Northern States Power Co.:
3.40%, 08/15/42		4,895	4,649,512
4.00%, 08/15/45		2,800	2,877,824
4.20%, 09/01/48		2,160	2,214,941
Ohio Power Co., 6.60%, 02/15/33		3,415	4,396,610
Oncor Electric Delivery Co LLC, 3.70%, 11/15/28		570	594,904
Oncor Electric Delivery Co. LLC, 4.55%, 12/01/41		2,575	2,857,539
Pacificorp:
4.10%, 02/01/42		6,000	6,184,429
4.13%, 01/15/49		1,910	1,974,151
Public Service Electric & Gas Co., 3.65%, 09/01/28		6,260	6,464,764
Southwestern Electric Power Co., 4.10%, 09/15/28		3,190	3,316,763
Tampa Electric Co.:
2.60%, 09/15/22		2,580	2,561,978
4.30%, 06/15/48		885	889,081

42	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Electric Utilities (continued)
Tampa Electric Co.: (continued)
4.45%, 06/15/49	USD	2,500	$2,580,337
Tohoku Electric Power Co., Inc., 0.00%, 12/03/20 (i)(j)	JPY	110,000	981,133
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25 (b)	USD	6,547	6,691,806
Union Electric Co., 3.50%, 03/15/29		3,935	4,032,656
Vistra Energy Corp.:
7.38%, 11/01/22		10,896	11,304,600
7.63%, 11/01/24		311	328,889

			230,706,667

Electrical Equipment — 0.0%
Bizlink Holding, Inc., 0.00%, 02/01/23 (i)(j)		750	775,095
Suzlon Energy Ltd., 5.75%, 07/16/19 (e)(i)		500	414,375

			1,189,470

Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp.:
3.20%, 04/01/24		3,096	3,094,105
4.35%, 06/01/29		825	872,130
Corning, Inc.:
3.70%, 11/15/23		775	784,878
4.38%, 11/15/57		6,000	5,564,221
Hon Hai Precision Industry Co. Ltd., 0.00%, 11/06/22 (i)(j)		600	556,953
Zhen Ding Technology Holding Ltd., 0.00%, 06/26/19 (i)(j)		200	204,000

			11,076,287

Energy Equipment & Services — 0.4%
Anton Oilfield Services Group/Hong Kong, 9.75%, 12/05/20		410	418,405
Bristow Group, Inc., 8.75%, 03/01/23 (b)		5,877	4,231,440
Halliburton Co.:
3.80%, 11/15/25		17,405	17,788,799
5.00%, 11/15/45		1,146	1,218,598
Nabors Industries, Inc., 5.50%, 01/15/23		2	1,909
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 12/01/21 (b)		1,118	1,071,691
Schlumberger Holdings Corp., 3.00%, 12/21/20 (b)		5,877	5,901,761
SEACOR Holdings, Inc., 3.25%, 05/15/30 (i)		4,204	3,802,312
Transocean Guardian Ltd., 5.88%, 01/15/24 (b)		1,124	1,140,459
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24 (b)	.	9,299	9,787,408
Transocean Proteus Ltd., 6.25%, 12/01/24 (b)		934	958,107
Weatherford International Ltd., 5.13%, 09/15/20		1,125	990,000

			47,310,889

Equity Real Estate Investment Trusts (REITs) — 0.5%
American Tower Corp.:
3.30%, 02/15/21		2,758	2,783,716
3.45%, 09/15/21		2,787	2,817,692
3.50%, 01/31/23		783	793,747
3.00%, 06/15/23		17,415	17,355,654
5.00%, 02/15/24		785	844,813
4.40%, 02/15/26		541	564,610
Cromwell SPV Finance Pty Ltd., 2.50%, 03/29/25 (i)	EUR	500	553,166
Crown Castle International Corp.:
3.40%, 02/15/21	USD	1,628	1,641,444
2.25%, 09/01/21		5,986	5,899,880
3.20%, 09/01/24		11,755	11,665,151
4.30%, 02/15/29		1,120	1,154,387
Equinix, Inc.:
5.38%, 01/01/22		620	636,275
5.38%, 04/01/23		156	158,730
ESH Hospitality, Inc., 5.25%, 05/01/25 (b)		300	297,999
GLP Capital LP/GLP Financing II, Inc.:
4.88%, 11/01/20		8,141	8,295,679

Security		Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
GLP Capital LP/GLP Financing II, Inc.: (continued)
5.38%, 11/01/23	USD	156	$164,220
5.25%, 06/01/25		5,124	5,367,390
5.38%, 04/15/26		410	428,409
5.75%, 06/01/28		310	332,847
Iron Mountain, Inc.:
4.38%, 06/01/21 (b)		312	313,560
6.00%, 08/15/23		153	157,016
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 5.63%, 05/01/24		4,130	4,295,200
Realty Income Corp., 4.13%, 10/15/26		2,860	2,995,971

			69,517,556

Food & Staples Retailing — 0.7%
CVS Health Corp.:
3.70%, 03/09/23		15,500	15,749,246
4.00%, 12/05/23		6,885	7,074,820
4.10%, 03/25/25		9,645	9,901,986
4.78%, 03/25/38		2,410	2,386,606
5.13%, 07/20/45		18,545	18,847,079
5.05%, 03/25/48		8,200	8,260,719
Kroger Co., 2.65%, 10/15/26		7,820	7,197,388
Walgreens Boots Alliance, Inc.:
3.45%, 06/01/26		21,470	21,011,676
4.80%, 11/18/44		267	255,888
Walmart, Inc.:
3.55%, 06/26/25		4,680	4,857,553
4.00%, 04/11/43		2,215	2,300,021

			97,842,982

Food Products — 0.2%
Campbell Soup Co., 8.88%, 05/01/21		2,350	2,596,648
Conagra Brands, Inc., 3.80%, 10/22/21		1,463	1,490,414
Ezaki Glico Co. Ltd., 0.00%, 01/30/24 (i)(j)	JPY	10,000	92,642
General Mills, Inc.:
3.20%, 04/16/21	USD	2,960	2,985,667
4.00%, 04/17/25		3,442	3,561,557
Knight Castle Investments Ltd., 7.99%, 01/23/21		700	509,488
Marfrig Holdings Europe BV, 8.00%, 06/08/23 (b)		1,600	1,648,000
SSMS Plantation Holdings Pte Ltd., 7.75%, 01/23/23		600	589,116
Tyson Foods, Inc.:
3.90%, 09/28/23		885	911,705
3.95%, 08/15/24		5,440	5,601,945
3.55%, 06/02/27		4,990	4,905,755
5.10%, 09/28/48		1,020	1,038,121

			25,931,058

Gas Utilities — 0.0%
Atmos Energy Corp., 4.13%, 03/15/49		1,400	1,449,129

Health Care Equipment & Supplies — 0.7%
Abbott Laboratories:
3.40%, 11/30/23		1,212	1,236,944
3.75%, 11/30/26		20,090	20,884,006
Baxter International, Inc., 1.70%, 08/15/21		500	486,667
Becton Dickinson and Co.:
2.13%, 06/06/19		16,315	16,292,492
2.68%, 12/15/19		6,989	6,966,435
2.89%, 06/06/22		11,575	11,520,971
3.30%, 03/01/23		5,026	4,976,036
4.69%, 12/15/44		703	725,464
Covidien International Finance SA, 2.95%, 06/15/23		3,090	3,116,470
Edwards Lifesciences Corp., 4.30%, 06/15/28		1,660	1,740,922
Medtronic, Inc.:
3.50%, 03/15/25		6,520	6,723,351

M A S T E R P O R T F O L I O C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	43

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Equipment & Supplies (continued)
Medtronic, Inc.: (continued)
4.38%, 03/15/35	USD	15,540	$16,967,015

			91,636,773

Health Care Providers & Services — 1.5%
Aetna, Inc.:
4.50%, 05/15/42		2,824	2,672,102
4.13%, 11/15/42		1,329	1,190,771
4.75%, 03/15/44		1,703	1,661,457
AHS Hospital Corp., 5.02%, 07/01/45		1,432	1,676,332
Anthem, Inc.:
3.50%, 08/15/24		1,045	1,058,060
4.10%, 03/01/28		3,335	3,431,661
Baylor Scott & White Holdings, 4.19%, 11/15/45		1,525	1,582,328
Catholic Health Initiatives, 4.35%, 11/01/42		1,075	1,031,890
CHRISTUS Health, 4.34%, 07/01/28		7,761	8,295,095
Cigna Corp., 3.20%, 09/17/20 (b)		26,345	26,487,009
Cigna Holding Co., 3.25%, 04/15/25		8,469	8,394,284
Dignity Health, 2.64%, 11/01/19		2,493	2,491,783
HCA, Inc.:
4.25%, 10/15/19		924	928,742
6.50%, 02/15/20		18,267	18,797,909
5.88%, 03/15/22		15,140	16,242,043
4.75%, 05/01/23		3,194	3,346,921
5.00%, 03/15/24		4,586	4,862,044
5.25%, 04/15/25		11,806	12,677,033
5.25%, 06/15/26		668	715,741
4.50%, 02/15/27		305	313,228
Kaiser Foundation Hospitals:
3.50%, 04/01/22		2,749	2,824,515
4.15%, 05/01/47		669	709,150
Laboratory Corp. of America Holdings, 2.63%, 02/01/20		2,946	2,939,691
Mercy Health, 4.30%, 07/01/28		1,286	1,383,280
Montefiore Obligated Group, 5.25%, 11/01/48		3,838	4,010,050
Ochsner Clinic Foundation, 5.90%, 05/15/45		1,215	1,523,277
PeaceHealth Obligated Group, 4.79%, 11/15/48		1,028	1,172,675
Providence St Joseph Health Obligated Group, 3.93%, 10/01/48		2,843	2,852,165
Redco Group, 13.50%, 01/21/20		490	501,150
Southern Baptist Hospital of Florida, Inc., 4.86%, 07/15/45		1,250	1,413,529
SSM Health Care Corp., 3.69%, 06/01/23		8,263	8,476,977
Sutter Health, 3.70%, 08/15/28		3,484	3,634,871
Tenet Healthcare Corp.:
6.00%, 10/01/20		11,655	12,077,494
4.50%, 04/01/21		205	208,075
Toledo Hospital, 5.75%, 11/15/38		5,835	6,418,575
Trinity Health Corp., 4.13%, 12/01/45		1,522	1,535,003
UnitedHealth Group, Inc.:
3.75%, 07/15/25		16,830	17,567,626
3.70%, 12/15/25		4,035	4,198,316
3.10%, 03/15/26		2,125	2,122,344
3.85%, 06/15/28		1,575	1,648,303
4.63%, 07/15/35		689	772,381
4.63%, 11/15/41		3,410	3,732,903
3.75%, 10/15/47		3,390	3,292,148
4.45%, 12/15/48		1,285	1,393,558

			204,264,489

Hotels, Restaurants & Leisure — 0.3%
1011778 BC ULC/New Red Finance, Inc., 4.63%, 01/15/22 (b)		2,067	2,076,736
Carlson Travel, Inc., 9.50%, 12/15/24 (b)		215	206,938
Eldorado Resorts, Inc., 7.00%, 08/01/23		296	309,737
HIS Co. Ltd.:
0.00%, 08/30/19 (i)(j)	JPY	10,000	90,048

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
HIS Co. Ltd.: (continued)
0.00%, 11/15/24 (i)(j)	JPY	40,000	$382,478
International Game Technology PLC, 6.25%, 02/15/22 (b)	USD	4,246	4,410,533
McDonald’s Corp.:
3.70%, 01/30/26		5,015	5,177,125
4.70%, 12/09/35		6,025	6,457,611
3.70%, 02/15/42		2,000	1,829,207
3.63%, 05/01/43		2,565	2,322,996
4.88%, 12/09/45		3,880	4,196,897
4.45%, 03/01/47		595	606,481
MGM Resorts International, 5.25%, 03/31/20		156	158,925
REXLot Holdings Ltd., 4.50%, 04/17/19 (g)(i)(k)	HKD	1,161	118,304
Scientific Games International, Inc., 10.00%, 12/01/22	USD	9,256	9,726,668
Studio City Finance Ltd., 7.25%, 02/11/24		1,000	1,045,000
Vinpearl JSC, 3.50%, 06/14/23 (i)		800	856,090

			39,971,774

Household Durables — 0.3%
Ashton Woods USA LLC/Ashton Woods Finance Co.:
6.88%, 02/15/21 (b)		5,422	5,428,778
6.75%, 08/01/25 (b)		1,069	972,790
9.88%, 04/01/27 (b)		3,448	3,516,960
Beazer Homes USA, Inc., 8.75%, 03/15/22		3,654	3,822,084
Brookfield Residential Properties, Inc., 6.50%, 12/15/20 (b)		3,581	3,581,000
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 6.13%, 07/01/22 (b)		467	469,335
Century Communities, Inc., 6.88%, 05/15/22		1,021	1,038,868
Controladora Mabe SA de CV, 5.60%, 10/23/28 (b)		1,489	1,509,035
GLP Capital LP/GLP Financing II, Inc., 4.38%, 04/15/21		539	546,713
Harvest International Co., 0.00%, 11/21/22 (i)(j)	HKD	8,000	1,032,786
Iida Group Holdings Co. Ltd., 0.00%, 06/18/20 (i)(j)	JPY	100,000	897,816
KB Home:
8.00%, 03/15/20	USD	165	171,848
7.63%, 05/15/23		1,769	1,925,999
Lennar Corp.:
4.50%, 06/15/19		1,557	1,557,000
4.50%, 11/15/19		1,105	1,106,381
2.95%, 11/29/20		20	19,875
8.38%, 01/15/21		755	815,400
4.75%, 04/01/21		447	455,381
5.88%, 11/15/24		4,092	4,342,635
5.25%, 06/01/26		60	61,725
LGI Homes, Inc., 6.88%, 07/15/26 (b)		600	598,500
PulteGroup, Inc.:
4.25%, 03/01/21		152	153,710
5.00%, 01/15/27		204	202,470
6.00%, 02/15/35		53	50,814
Shea Homes LP/Shea Homes Funding Corp., 5.88%, 04/01/23 (b)		58	57,130
Toll Brothers Finance Corp., 4.38%, 04/15/23		3,100	3,103,875
TRI Pointe Group, Inc., 5.25%, 06/01/27		253	232,760
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.38%, 06/15/19		976	977,220
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 02/01/23		2,280	2,194,500

			40,843,388

Independent Power and Renewable Electricity Producers — 0.1%
AES Panama SRL, 6.00%, 06/25/22 (b)		527	544,128
Inkia Energy Ltd., 5.88%, 11/09/27 (b)		1,009	984,093

44	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Independent Power and Renewable Electricity Producers (continued)
NRG Energy, Inc.:
6.25%, 05/01/24	USD	155	$160,037
2.75%, 06/01/48 (b)(i)		2,906	3,304,783
Orazul Energy Egenor S en C por A, 5.63%, 04/28/27 (b)		1,497	1,474,545
ReNew Power Synthetic, 6.67%, 03/12/24		800	804,000
Stoneway Capital Corp., 10.00%, 03/01/27 (b)		6,295	6,027,735
Talen Energy Supply LLC, 6.50%, 06/01/25		3,071	2,702,480
Vistra Energy Corp., 5.88%, 06/01/23		350	357,875

			16,359,676

Industrial Conglomerates — 0.1%
Eaton Corp., 2.75%, 11/02/22		3,529	3,515,689
General Electric Co., 4.50%, 03/11/44		1,923	1,756,745
Grupo KUO SAB de CV, 5.75%, 07/07/27 (b)		3,203	3,083,288
Honeywell International, Inc., 3.81%, 11/21/47		1,550	1,574,177
KOC Holding AS, 6.50%, 03/11/25 (b)		2,325	2,243,857
Tyco Electronics Group SA:
3.45%, 08/01/24		865	876,352
3.13%, 08/15/27		1,860	1,794,664

			14,844,772

Insurance — 0.6%
Ambac Assurance Corp., 5.10%, 06/07/20 (b)		462	649,395
Ambac LSNI LLC, (3 mo. LIBOR US + 5.000%), 7.59%, 02/12/23 (a)(b)		2,956	2,978,063
Aon Corp., 4.50%, 12/15/28		10,460	11,039,734
Aon PLC, 4.75%, 05/15/45		1,475	1,531,276
Berkshire Hathaway Finance Corp., 4.25%, 01/15/49		625	654,195
China Reinsurance Finance Corp. Ltd., 3.38%, 03/09/22		1,311	1,289,205
Marsh & McLennan Cos, Inc., 3.88%, 03/15/24 .		9,430	9,780,852
Marsh & McLennan Cos., Inc.:
4.05%, 10/15/23		2,451	2,548,665
3.50%, 06/03/24		8,930	9,104,469
3.50%, 03/10/25		3,180	3,260,191
3.75%, 03/14/26		177	182,290
4.35%, 01/30/47		751	761,130
4.20%, 03/01/48		4,465	4,429,051
MetLife, Inc., 4.13%, 08/13/42		960	968,533
Prudential Financial, Inc., 3.88%, 03/27/28		7,190	7,546,025
QBE Insurance Group Ltd., (10 yr. Swap Semi 30/360 US + 4.395%), 5.88%, 06/17/46 (l)		450	459,196
T&D Holdings, Inc., 0.00%, 06/05/20 (i)(j)	JPY	80,000	715,852
Travelers Cos., Inc., 4.60%, 08/01/43	USD	3,289	3,651,513
Trinity Acquisition PLC, 4.40%, 03/15/26		1,850	1,919,512
Union Life Insurance Co. Ltd., 3.00%, 09/19/21		229	200,843
Willis North America, Inc., 3.60%, 05/15/24		11,860	11,935,629

			75,605,619

Interactive Media & Services — 0.0%
Baidu, Inc., 4.38%, 05/14/24		3,320	3,447,584

Internet & Direct Marketing Retail — 0.0%
Alibaba Group Holding Ltd., 3.60%, 11/28/24		5,095	5,204,421
Ctrip.com International Ltd., 1.25%, 09/15/22 (i)		162	163,700

			5,368,121

IT Services — 0.5%
DXC Technology Co., 2.88%, 03/27/20		3,053	3,051,105
Fidelity National Information Services, Inc.:
3.63%, 10/15/20		277	279,911
3.00%, 08/15/26		15,110	14,476,134
4.50%, 08/15/46		1,179	1,115,119
4.75%, 05/15/48		4,550	4,515,768
Fiserv, Inc.:
3.85%, 06/01/25		1,580	1,621,150
4.20%, 10/01/28		8,990	9,260,250
International Business Machines Corp., 2.90%, 11/01/21		2,285	2,295,529

Security		Par (000)	Value

IT Services (continued)
LINE Corp., 0.00%, 09/19/25 (i)(j)	JPY	70,000	$577,777
Sabre GLBL, Inc., 5.25%, 11/15/23 (b)	USD	300	306,000
Total System Services, Inc.:
3.80%, 04/01/21		1,910	1,939,217
3.75%, 06/01/23		2,350	2,385,606
4.80%, 04/01/26		8,040	8,446,989
Transcosmos, Inc., 0.00%, 12/22/20 (i)(j)	JPY	40,000	355,499
VeriSign, Inc., 4.63%, 05/01/23	USD	9,359	9,487,686
Visa, Inc.:
3.15%, 12/14/25		4,625	4,695,273
4.15%, 12/14/35		3,084	3,361,230
4.30%, 12/14/45		2,265	2,499,377

			70,669,620

Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc.:
4.50%, 03/01/21		6,360	6,567,177
3.00%, 04/15/23		3,150	3,150,596
4.15%, 02/01/24		7,300	7,628,668
2.95%, 09/19/26		8,644	8,339,022

			25,685,463

Machinery — 0.0%
China Conch Venture Holdings International Ltd., 0.00%, 09/05/23 (i)(j)	HKD	6,000	776,857
Gates Global LLC/Gates Global Co., 6.00%, 07/15/22 (b)	USD	445	446,740

			1,223,597

Media — 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25%, 09/30/22		561	571,519
5.13%, 02/15/23		307	312,373
5.13%, 05/01/23 (b)		305	312,164
5.75%, 01/15/24		153	157,016
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 07/23/20		13,315	13,411,793
4.46%, 07/23/22		2,721	2,815,177
(3 mo. LIBOR US + 1.650%), 4.39%, 02/01/24 (a)		208	208,002
4.50%, 02/01/24		7,170	7,457,590
4.91%, 07/23/25		9,864	10,408,273
6.38%, 10/23/35		13,680	15,253,381
5.38%, 04/01/38		1,960	1,970,524
6.48%, 10/23/45		7,805	8,749,429
Comcast Corp.:
3.30%, 10/01/20		14,015	14,147,001
3.38%, 02/15/25		1,054	1,073,600
3.15%, 03/01/26		10,540	10,486,607
2.35%, 01/15/27		740	691,451
4.15%, 10/15/28		3,230	3,399,697
4.25%, 10/15/30		3,175	3,373,061
4.40%, 08/15/35		2,849	2,974,764
3.20%, 07/15/36		19,415	17,653,451
3.40%, 07/15/46		7,286	6,453,540
4.95%, 10/15/58		2,645	2,917,432
Cox Communications, Inc.:
3.15%, 08/15/24 (b)		13,811	13,748,305
3.35%, 09/15/26 (b)		849	827,312
CSC Holdings LLC, 10.88%, 10/15/25 (b)		777	897,046
Discovery Communications LLC:
4.38%, 06/15/21		4,940	5,075,171
3.80%, 03/13/24		4,497	4,533,522
5.20%, 09/20/47		2,355	2,288,726
DISH DBS Corp., 7.88%, 09/01/19		307	310,838
Fox Corp.:
4.03%, 01/25/24 (b)		2,145	2,223,688
4.71%, 01/25/29 (b)		3,650	3,913,506
Historic TW, Inc., 6.63%, 05/15/29		420	511,192

M A S T E R P O R T F O L I O C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	45

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Media (continued)
Interpublic Group of Cos., Inc.:
3.50%, 10/01/20	USD	1,680	$1,694,480
3.75%, 10/01/21		905	920,728
Kakao Corp., 0.00%, 05/11/21 (i)(j)	KRW	400,000	357,172
Lamar Media Corp., 5.38%, 01/15/24	USD	463	474,575
NBCUniversal Media LLC:
5.95%, 04/01/41		4,270	5,250,423
4.45%, 01/15/43		3,047	3,155,746
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.25%, 02/15/22		520	525,200
Time Warner Cable LLC:
5.00%, 02/01/20		2,900	2,948,057
4.13%, 02/15/21		5,862	5,953,550
4.00%, 09/01/21		911	925,887
5.50%, 09/01/41		3,125	3,072,883
4.50%, 09/15/42		314	274,444
Unitymedia GmbH, 6.13%, 01/15/25 (b)		819	850,040
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.00%, 01/15/25 (b)		539	549,780
Viacom, Inc.:
4.50%, 03/01/21		3,389	3,476,318
6.88%, 04/30/36		2,460	2,886,457
Warner Media LLC:
2.10%, 06/01/19		9,144	9,131,393
3.55%, 06/01/24		2,480	2,502,881
3.60%, 07/15/25		2,168	2,162,563
3.80%, 02/15/27		1,895	1,887,291
7.63%, 04/15/31		630	825,391
4.65%, 06/01/44		1,620	1,563,451
4.85%, 07/15/45		5,725	5,778,578

			216,294,439

Metals & Mining — 0.3%
Anglo American Capital PLC:
3.63%, 09/11/24 (b)		7,445	7,377,449
4.75%, 04/10/27 (b)		4,150	4,229,038
ArcelorMittal:
5.25%, 08/05/20		200	205,498
4.55%, 03/11/26		2,080	2,125,606
Barrick Gold Corp., 5.25%, 04/01/42		2,470	2,671,009
Evraz PLC, 5.25%, 04/02/24 (b)		1,886	1,888,358
Freeport-McMoRan, Inc., 5.40%, 11/14/34		2,350	2,138,500
Kaiser Aluminum Corp., 5.88%, 05/15/24		82	84,255
Largo Resources Ltd., 9.25%, 06/01/21 (b)		328	343,990
Newmont Mining Corp.:
3.50%, 03/15/22		6,890	6,985,314
4.88%, 03/15/42		95	99,185
Nucor Corp., 5.20%, 08/01/43		1,640	1,861,322
Shandong Iron And Steel Xinheng International Co. Ltd., 6.50%, 06/14/21		285	282,649
Steel Dynamics, Inc.:
5.13%, 10/01/21		8,823	8,900,201
5.25%, 04/15/23		312	317,070
5.50%, 10/01/24		155	160,037
Vale Overseas Ltd., 4.38%, 01/11/22		1,494	1,520,937
Vedanta Resources PLC, 6.38%, 07/30/22		1,000	965,495
Zekelman Industries, Inc., 9.88%, 06/15/23 (b)		379	402,687

			42,558,600

Multi-Utilities — 0.3%
Alliant Energy Finance LLC, 3.75%, 06/15/23 (b) .		1,795	1,830,622
Ameren Illinois Co., 3.80%, 05/15/28		3,730	3,918,880
Consumers Energy Co., 4.05%, 05/15/48		1,325	1,401,404
DTE Energy Co., 3.70%, 08/01/23		2,960	3,030,234
NiSource, Inc.:
2.65%, 11/17/22		850	836,936
3.49%, 05/15/27		5,615	5,595,982
Virginia Electric & Power Co.:
Series C, 2.75%, 03/15/23		6,530	6,516,525

Security		Par (000)	Value

Multi-Utilities (continued)
Virginia Electric & Power Co.: (continued)
Series A, 3.50%, 03/15/27	USD	7,943	$8,087,831
4.00%, 01/15/43		5,720	5,668,040
4.45%, 02/15/44		1,674	1,776,513
Series B, 4.20%, 05/15/45		2,462	2,520,401
Series C, 4.00%, 11/15/46		3,275	3,286,195
4.60%, 12/01/48		110	121,418
WEC Energy Group, Inc., 3.38%, 06/15/21		1,330	1,345,712

			45,936,693

Oil, Gas & Consumable Fuels — 5.0%
Anadarko Petroleum Corp.:
0.00%, 10/10/36 (j)		8,000	3,550,332
6.20%, 03/15/40		2,150	2,413,312
Andeavor Logistics LP/Tesoro Logistics Finance Corp.:
5.50%, 10/15/19		16,323	16,486,766
6.38%, 05/01/24		207	216,832
5.25%, 01/15/25		850	882,362
4.25%, 12/01/27		19,315	19,408,117
5.20%, 12/01/47		4,355	4,360,974
Antero Resources Corp.:
5.38%, 11/01/21		6,681	6,706,054
5.13%, 12/01/22		2,999	3,014,895
5.63%, 06/01/23		2,430	2,463,413
5.00%, 03/01/25		2,042	2,006,265
Apache Corp., 2.63%, 01/15/23		2,997	2,921,078
Blackstone CQP Holdco LP, 6.00%, 08/18/21 (b)		23	22,885
BP Capital Markets America, Inc.:
3.79%, 02/06/24		3,955	4,104,390
3.80%, 09/21/25		8,507	8,819,055
3.12%, 05/04/26		2,440	2,434,469
Bruin E&P Partners LLC, 8.88%, 08/01/23 (b)		3,397	3,252,628
Buckeye Partners LP, 4.88%, 02/01/21		11,110	11,382,803
Bukit Makmur Mandiri Utama PT, 7.75%, 02/13/22		500	522,500
Carrizo Oil & Gas, Inc., 6.25%, 04/15/23		844	830,285
Centennial Resource Production LLC:
5.38%, 01/15/26 (b)		297	284,749
6.88%, 04/01/27 (b)		1,460	1,474,308
Chaparral Energy, Inc., 8.75%, 07/15/23 (b)		866	593,210
Cheniere Corpus Christi Holdings LLC:
7.00%, 06/30/24		517	583,590
5.88%, 03/31/25		205	222,938
Cheniere Energy Partners LP, 5.25%, 10/01/25		156	159,510
Cheniere Energy, Inc., 4.88% (4.88 Cash or 4.88% PIK), 05/28/21 (b)(i)(n)		14,936	15,518,249
Chesapeake Energy Corp.:
(3 mo. LIBOR US + 3.250%), 6.04%, 04/15/19 (a)		842	841,158
6.63%, 08/15/20		623	639,354
6.13%, 02/15/21		260	267,800
7.00%, 10/01/24		2,567	2,560,583
5.50%, 09/15/26 (i)		5,756	5,333,476
Cimarex Energy Co.:
4.38%, 06/01/24		9,040	9,390,410
3.90%, 05/15/27		6,100	6,080,974
Concho Resources, Inc.:
4.38%, 01/15/25		19,030	19,561,546
3.75%, 10/01/27		10,795	10,706,891
Continental Resources, Inc.:
5.00%, 09/15/22		6,113	6,156,564
4.50%, 04/15/23		16,028	16,591,891
3.80%, 06/01/24		4,950	4,982,373
CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/01/22		311	314,110
DCP Midstream Operating LP:
2.70%, 04/01/19		1,996	1,996,000

46	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
DCP Midstream Operating LP: (continued)
5.35%, 03/15/20 (b)	USD	2,852	$2,902,395
Devon Energy Corp.:
4.00%, 07/15/21		2,889	2,947,878
5.85%, 12/15/25		4,500	5,106,139
Diamondback Energy, Inc.:
4.75%, 11/01/24		1,020	1,042,746
5.38%, 05/31/25		4,436	4,630,075
Enbridge, Inc.:
2.90%, 07/15/22		5,945	5,927,681
3.70%, 07/15/27		4,740	4,726,208
Energen Corp., 4.63%, 09/01/21		377	380,299
Energy Resources LLC, 8.00%, 09/30/22 (d)		152	158,914
Energy Transfer Operating LP:
7.50%, 10/15/20		5,092	5,421,276
5.88%, 01/15/24		11,495	12,547,454
4.90%, 02/01/24		1,170	1,233,594
4.50%, 04/15/24		2,500	2,606,617
6.50%, 02/01/42		10,400	11,552,969
6.13%, 12/15/45		3,975	4,322,882
Energy Transfer Partners LP/Regency Energy Finance Corp.:
5.75%, 09/01/20		740	763,194
5.88%, 03/01/22		12,000	12,826,942
5.00%, 10/01/22		2,290	2,414,053
Ensco Jersey Finance Ltd., 3.00%, 01/31/24 (i)		1,020	786,735
Enterprise Products Operating LLC:
3.90%, 02/15/24		8,200	8,513,047
4.45%, 02/15/43		5,273	5,295,152
5.10%, 02/15/45		1,248	1,366,773
4.80%, 02/01/49		1,090	1,159,460
EOG Resources, Inc.:
4.15%, 01/15/26		2,601	2,753,612
3.90%, 04/01/35		1,670	1,703,043
EQT Corp., 8.13%, 06/01/19		581	585,843
Frontera Energy Corp., 9.70%, 06/25/23 (b)		1,316	1,378,510
Hammerhead Resources, Inc., 9.00%, 07/10/22		4,789	4,381,935
Hess Corp., 5.80%, 04/01/47		2,600	2,706,131
Kinder Morgan Energy Partners LP:
5.80%, 03/15/35		2,195	2,418,964
6.38%, 03/01/41		910	1,056,297
5.00%, 03/01/43		2,095	2,097,566
Kinder Morgan, Inc.:
3.05%, 12/01/19		7,370	7,377,348
3.15%, 01/15/23		12,130	12,153,343
4.30%, 06/01/25		2,190	2,284,140
4.30%, 03/01/28		8,900	9,193,681
5.55%, 06/01/45		530	578,033
5.05%, 02/15/46		11,410	11,670,409
Marathon Oil Corp.:
2.70%, 06/01/20		10,000	9,953,363
2.80%, 11/01/22		12,220	12,067,518
Marathon Petroleum Corp.:
5.13%, 03/01/21		11,940	12,440,530
4.75%, 12/15/23 (b)		17,860	18,799,319
5.85%, 12/15/45		1,915	2,051,491
Medco Straits Services Pte Ltd., 8.50%, 08/17/22		1,250	1,325,231
MPLX LP:
4.88%, 12/01/24		9,040	9,646,414
4.00%, 02/15/25		3,950	4,023,296
4.88%, 06/01/25		2,731	2,906,924
4.13%, 03/01/27		16,130	16,231,603
5.20%, 03/01/47		1,844	1,871,082
Newfield Exploration Co., 5.38%, 01/01/26		2,070	2,230,660
NGPL PipeCo LLC, 4.38%, 08/15/22 (b)		4,784	4,843,800
Northern Oil and Gas, Inc., 9.50% (8.50% Cash or 9.50% PIK), 05/15/23 (n)		1,395	1,444,322
Northwest Pipeline LLC, 4.00%, 04/01/27		9,485	9,564,286

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Oasis Petroleum, Inc.:
6.50%, 11/01/21	USD	1,547	$1,527,662
6.88%, 03/15/22		2,361	2,384,610
Odebrecht Offshore Drilling Finance Ltd.:
6.72%, 12/01/22 (b)		1,100	1,046,529
7.72% (7.72% Cash or 7.72% PIK), 12/01/26 (b)(n)		38	9,442
Odebrecht Oil & Gas Finance Ltd., 0.00% (b)(j)(m)		193	1,676
Pacific Drilling SA, 8.38%, 10/01/23 (b)		4,348	4,414,003
Parsley Energy LLC/Parsley Finance Corp.:
6.25%, 06/01/24 (b)		2,004	2,071,635
5.25%, 08/15/25 (b)		500	492,500
Pioneer Natural Resources Co., 3.95%, 07/15/22		1,000	1,028,833
Plains All American Pipeline LP/PAA Finance Corp.:
2.60%, 12/15/19		1,050	1,046,304
3.65%, 06/01/22		955	961,018
Puma International Financing SA, 5.00%, 01/24/26 (b)		3,148	2,738,760
Resolute Energy Corp., 8.50%, 05/01/20		6,539	6,539,000
Rockies Express Pipeline LLC, 5.63%, 04/15/20 (b)		10,242	10,459,642
Sabine Pass Liquefaction LLC:
6.25%, 03/15/22		300	324,202
5.63%, 04/15/23		7,431	8,054,167
5.75%, 05/15/24		11,909	13,124,077
5.63%, 03/01/25		12,820	14,089,165
5.88%, 06/30/26		10,084	11,216,255
5.00%, 03/15/27		4,845	5,137,719
Sable Permian Resources Land LLC/AEPB Finance Corp., 13.00%, 11/30/20 (b)		1,080	1,069,200
Spectra Energy Partners LP, 4.50%, 03/15/45		6,470	6,551,434
Sunoco Logistics Partners Operations LP:
5.35%, 05/15/45		2,249	2,199,908
5.40%, 10/01/47		3,756	3,751,439
Talos Production LLC/Talos Production Finance, Inc., 11.00%, 04/03/22		5,130	5,399,325
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.13%, 02/01/25		154	157,080
6.50%, 07/15/27 (b)		666	718,447
Texas Eastern Transmission LP:
3.50%, 01/15/28 (b)		4,350	4,249,401
4.15%, 01/15/48 (b)		2,200	2,110,876
TransCanada PipeLines Ltd.:
4.88%, 01/15/26		11,120	12,024,410
4.25%, 05/15/28		3,315	3,459,918
5.85%, 03/15/36		1,026	1,169,197
6.10%, 06/01/40		3,754	4,437,478
Transcontinental Gas Pipe Line Co. LLC:
7.85%, 02/01/26		3,073	3,842,195
4.00%, 03/15/28		6,240	6,367,421
4.60%, 03/15/48		1,270	1,293,603
Valero Energy Corp.:
3.65%, 03/15/25		5,346	5,421,769
3.40%, 09/15/26		3,409	3,335,271
Western Midstream Operating LP:
4.00%, 07/01/22		18,940	19,208,722
4.65%, 07/01/26		2,305	2,334,905
Whiting Petroleum Corp., 1.25%, 04/01/20 (i)		1,056	1,020,795
Williams Cos, Inc., 3.75%, 06/15/27		6,610	6,562,143
Williams Cos., Inc.:
4.13%, 11/15/20		5,420	5,505,978
7.88%, 09/01/21		3,390	3,746,438
4.00%, 11/15/21		2,380	2,442,625
3.70%, 01/15/23		3,762	3,829,841
4.55%, 06/24/24		2,090	2,206,187

M A S T E R P O R T F O L I O C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	47

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc.: (continued) 7.50%, 01/15/31	USD	2,400	$3,014,481
5.75%, 06/24/44		2,630	2,892,793
Yankuang Group Cayman Ltd., 4.75%, 11/30/20		770	767,112

			678,187,867

Paper & Forest Products — 0.2%
Daio Paper Corp., 0.00%, 09/17/20 (i)(j)	JPY	140,000	1,271,289
Eldorado Intl. Finance GmbH, 8.63%, 06/16/21 (b)	USD	1,939	2,022,154
Georgia-Pacific LLC:
5.40%, 11/01/20 (b)		3,385	3,518,741
3.73%, 07/15/23 (b)		3,907	4,008,781
7.38%, 12/01/25		3,288	4,031,823
7.75%, 11/15/29		1,275	1,732,302
Klabin Austria GmbH:
5.75%, 04/03/29 (b)		1,635	1,622,737
7.00%, 04/03/49 (b)		3,065	3,054,272
Suzano Austria GmbH, 6.00%, 01/15/29 (b)		3,096	3,297,890

			24,559,989

Personal Products — 0.0%
Top Glove Labuan Ltd., 2.00%, 03/01/24 (i)		800	782,000

Pharmaceuticals — 1.2%
Allergan Finance LLC, 3.25%, 10/01/22		7,075	7,075,037
Allergan Funding SCS:
3.45%, 03/15/22		11,840	11,946,620
3.80%, 03/15/25		20,261	20,525,121
4.55%, 03/15/35		6,100	5,974,100
Bausch Health Cos., Inc.:
6.50%, 03/15/22 (b)		5,656	5,853,960
7.00%, 03/15/24 (b)		1,594	1,686,452
Bayer US Finance II LLC:
3.38%, 07/15/24 (b)		733	714,274
3.60%, 07/15/42 (b)		2,845	2,183,039
Bayer US Finance LLC, 3.38%, 10/08/24 (b)		2,902	2,837,243
Eli Lilly & Co., 4.15%, 03/15/59		3,890	4,001,635
Johnson & Johnson:
2.45%, 03/01/26		6,263	6,122,217
3.63%, 03/03/37		1,075	1,086,284
Jubilant Pharma Ltd., 6.00%, 03/05/24		700	703,500
Merck & Co., Inc., 3.60%, 09/15/42		835	813,791
Shire Acquisitions Investments Ireland DAC:
1.90%, 09/23/19		35,985	35,829,547
2.40%, 09/23/21		2,500	2,469,148
2.88%, 09/23/23		4,400	4,342,301
3.20%, 09/23/26		9,877	9,551,128
Takeda Pharmaceutical Co. Ltd.:
3.80%, 11/26/20 (b)		4,825	4,894,983
4.40%, 11/26/23 (b)		8,515	8,939,123
5.00%, 11/26/28 (b)		12,030	13,041,201
Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 07/19/19		521	517,215
Wyeth LLC:
6.45%, 02/01/24		985	1,148,105
5.95%, 04/01/37		5,860	7,455,834

			159,711,858

Professional Services — 0.0%
Nielsen Finance LLC/Nielsen Finance Co., 4.50%, 10/01/20		110	109,862

Real Estate Management & Development — 0.3%
Agile Group Holdings Ltd., 8.50%, 07/18/21		400	423,000
Arrow Bidco LLC, 9.50%, 03/15/24 (b)		2,177	2,157,951
Central China Real Estate Ltd.:
7.33%, 01/27/20		455	457,844

Security		Par (000)	Value

Real Estate Management & Development (continued)
Central China Real Estate Ltd.: (continued) 6.88%, 10/23/20	USD	1,000	$998,750
CFLD Cayman Investment Ltd., 8.63%, 02/28/21		900	921,375
China Aoyuan Group Ltd.:
7.95%, 09/07/21		630	648,900
8.50%, 01/23/22		640	672,000
7.95%, 02/19/23		600	619,422
China Evergrande Group:
7.00%, 03/23/20		1,200	1,191,954
6.25%, 06/28/21		213	202,828
4.25%, 02/14/23 (i)	HKD	15,000	1,857,212
7.50%, 06/28/23	USD	800	753,700
8.75%, 06/28/25		1,500	1,413,750
China SCE Group Holdings Ltd.:
8.75%, 01/15/21		800	827,000
7.45%, 04/17/21		400	409,016
CIFI Holdings Group Co. Ltd.:
6.38%, 05/02/20		700	700,875
6.88%, 04/23/21		980	999,600
5.50%, 01/23/22		1,300	1,277,250
Country Garden Holdings Co. Ltd., 6.50%, 04/08/24		800	800,000
Fantasia Holdings Group Co. Ltd.:
8.38%, 03/08/21		510	479,400
7.38%, 10/04/21		645	580,800
7.95%, 07/05/22		530	465,957
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25 (b)		3,380	3,236,350
Future Land Development Holdings Ltd.:
5.00%, 02/16/20		400	397,370
6.50%, 09/12/20		700	707,000
7.50%, 01/22/21		700	715,750
Global Prime Capital Pte Ltd., 7.25%, 04/26/21	.	440	452,100
Greenland Global Investment Ltd., 6.75%, 05/22/19		300	300,375
Jingrui Holdings Ltd., 9.45%, 04/23/21		700	675,290
Kaisa Group Holdings Ltd., 8.50%, 06/30/22		254	234,626
KWG Group Holdings Ltd., 7.88%, 09/01/23		400	407,273
Logan Property Holdings Co. Ltd.:
6.88%, 04/24/21		285	288,206
7.50%, 08/25/22		600	619,500
New Metro Global Ltd., 6.50%, 04/23/21		600	605,486
No Va Land Investment Group Corp., 5.50%, 04/27/23 (i)		1,500	1,376,250
Poly Real Estate Finance Ltd., 4.75%, 09/17/23 .		850	877,723
Powerlong Real Estate Holdings Ltd., 6.95%, 04/17/21		600	602,666
Realogy Group LLC/Realogy Co-Issuer Corp., 9.38%, 04/01/27 (b)		410	419,737
RKPF Overseas 2019 A Ltd., 7.88%, 02/01/23		310	325,293
Ronshine China Holdings Ltd.:
11.25%, 08/22/21		265	279,588
10.50%, 03/01/22		335	349,243
Shui On Development Holding Ltd., (5 yr. Swap Semi 30/360 US + 8.809%), 7.50% (i)(l)(m)		500	496,327
Singha Estate PCL, 2.00%, 07/20/22 (i)		1,000	985,105
Sunac China Holdings Ltd.:
8.63%, 07/27/20		400	410,000
6.88%, 08/08/20		607	609,631
8.38%, 01/15/21		720	738,342
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., 5.25%, 04/15/21 (b)		2,305	2,302,810
Times China Holdings Ltd.:
6.25%, 01/17/21		400	399,310
7.63%, 02/21/22		800	819,416

48	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Real Estate Management & Development (continued)
Times China Holdings Ltd.: (continued) 5.75%, 04/26/22	USD	500	$487,620
VLL International, Inc., 5.75%, 11/28/24		375	371,229
Xinyuan Real Estate Co. Ltd., 9.88%, 03/19/20	.	410	403,348
Yuzhou Properties Co. Ltd.:
7.90%, 05/11/21		1,200	1,235,742
8.63%, 01/23/22		700	733,250
8.50%, 02/26/24		700	716,131

			42,436,671

Road & Rail — 0.5%
Burlington Northern Santa Fe LLC:
3.00%, 04/01/25		625	630,184
6.15%, 05/01/37		1,656	2,118,947
4.15%, 04/01/45		5,499	5,739,526
4.70%, 09/01/45		1,265	1,412,157
4.15%, 12/15/48		720	757,575
CSX Corp.:
4.25%, 03/15/29		1,995	2,118,231
6.15%, 05/01/37		875	1,070,598
4.75%, 11/15/48		1,800	1,947,874
4.25%, 11/01/66		2,578	2,396,177
Hertz Corp., 7.38%, 01/15/21		3,267	3,262,916
Norfolk Southern Corp.:
3.65%, 08/01/25		4,095	4,219,154
2.90%, 06/15/26		5,595	5,478,848
4.05%, 08/15/52		3,247	3,150,593
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.40%, 11/15/26 (b)		7,682	7,351,959
Ryder System, Inc., 3.75%, 06/09/23		455	465,842
Union Pacific Corp.:
3.15%, 03/01/24		2,885	2,927,847
2.75%, 03/01/26		4,737	4,616,163
3.38%, 02/01/35		5,334	4,997,136
3.60%, 09/15/37		5,060	4,839,461
3.80%, 10/01/51		1,440	1,351,179
3.88%, 02/01/55		4,114	3,790,958
Union Pacific Railroad Co. Pass-Through Trust, Series 2014-1, 3.23%, 05/14/26		2,893	2,894,190

			67,537,515

Semiconductors & Semiconductor Equipment — 2.0%
Analog Devices, Inc.:
2.50%, 12/05/21		6,304	6,245,903
3.90%, 12/15/25		680	692,282
3.50%, 12/05/26		3,570	3,539,570
5.30%, 12/15/45		2,074	2,317,157
Applied Materials, Inc.:
3.90%, 10/01/25		2,435	2,561,627
3.30%, 04/01/27		5,560	5,615,104
5.10%, 10/01/35		4,030	4,575,392
5.85%, 06/15/41		645	797,966
4.35%, 04/01/47		7,598	7,978,903
Broadcom Corp./Broadcom Cayman Finance Ltd.:
2.38%, 01/15/20		16,809	16,719,076
2.20%, 01/15/21		4,190	4,124,301
3.00%, 01/15/22		28,179	28,042,679
3.88%, 01/15/27		2,050	1,958,415
Broadcom, Inc.:
3.13%, 04/15/21 (b)		32,732	32,693,376
3.13%, 10/15/22 (b)		9,830	9,785,077
3.63%, 10/15/24 (b)		18,200	18,057,676
4.25%, 04/15/26 (b)		4,540	4,506,449
4.75%, 04/15/29 (b)		4,540	4,518,435
KLA-Tencor Corp.:
4.10%, 03/15/29		10,120	10,299,587
5.00%, 03/15/49		5,020	5,313,510

Security		Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
Lam Research Corp.:
2.75%, 03/15/20	USD	3,359	$3,356,050
2.80%, 06/15/21		2,410	2,410,344
3.75%, 03/15/26		4,980	5,070,169
4.88%, 03/15/49		6,970	7,322,749
NVIDIA Corp., 3.20%, 09/16/26		7,615	7,583,740
NXP BV/NXP Funding LLC:
4.13%, 06/15/20 (b)		9,408	9,526,613
4.13%, 06/01/21 (b)		15,517	15,814,926
4.63%, 06/15/22 (b)		2,745	2,839,977
3.88%, 09/01/22 (b)		15,055	15,267,727
4.63%, 06/01/23 (b)		9,245	9,600,932
4.88%, 03/01/24 (b)		120	126,698
QUALCOMM, Inc.:
2.90%, 05/20/24		7,895	7,760,785
3.45%, 05/20/25		2,515	2,533,498
4.65%, 05/20/35		8,715	8,980,188
4.80%, 05/20/45		3,119	3,166,412
Texas Instruments, Inc.:
2.25%, 05/01/23		2,000	1,972,750
4.15%, 05/15/48		2,275	2,441,665

			276,117,708

Software — 0.6%
Autodesk, Inc., 3.50%, 06/15/27		12,270	11,873,474
CDK Global, Inc., 3.80%, 10/15/19		2,000	2,000,000
Microsoft Corp.:
3.50%, 02/12/35		7,523	7,624,860
3.45%, 08/08/36		14,080	14,217,069
3.70%, 08/08/46		14,915	15,219,503
Oracle Corp.:
2.50%, 10/15/22		853	848,352
3.40%, 07/08/24		4,300	4,397,292
2.65%, 07/15/26		4,215	4,077,421
3.25%, 11/15/27		2,549	2,563,236
3.90%, 05/15/35		5,276	5,393,601
4.13%, 05/15/45		1,100	1,122,112
4.00%, 07/15/46		5,854	5,884,036
4.00%, 11/15/47		2,015	2,026,937
VMware, Inc., 2.30%, 08/21/20		6,036	5,980,130

			83,228,023

Specialty Retail — 0.1%
Home Depot, Inc.:
3.90%, 12/06/28		1,840	1,955,209
5.88%, 12/16/36		2,385	3,001,039
3.50%, 09/15/56		1,810	1,662,260
Lowe’s Cos., Inc., 4.38%, 09/15/45		4,380	4,292,592

			10,911,100

Technology Hardware, Storage & Peripherals — 0.4%
Apple Inc.:
3.00%, 02/09/24		7,371	7,471,433
4.50%, 02/23/36		1,890	2,118,902
3.85%, 05/04/43		15,865	16,024,133
3.45%, 02/09/45		6,784	6,454,365
Dell International LLC/EMC Corp.:
4.42%, 06/15/21 (b)		2,940	3,016,323
5.88%, 06/15/21 (b)		463	471,679
7.13%, 06/15/24 (b)		356	377,485
4.90%, 10/01/26 (b)		7,000	7,105,073
8.35%, 07/15/46 (b)		1,058	1,276,970
Dell, Inc., 5.88%, 06/15/19		771	774,084
EMC Corp., 2.65%, 06/01/20		310	307,660
Seagate HDD Cayman, 4.25%, 03/01/22		2,330	2,336,355

			47,734,462

M A S T E R P O R T F O L I O C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	49

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Thrifts & Mortgage Finance — 0.0%
Mongolian Mortgage Corp. Hfc LLC, 9.75%, 01/29/22	USD	800	$811,732

Tobacco — 0.4%
Altria Group, Inc.:
6.20%, 02/14/59		610	656,704
3.49%, 02/14/22		2,415	2,452,901
2.85%, 08/09/22		1,750	1,745,851
4.00%, 01/31/24		8,815	9,096,458
4.40%, 02/14/26		800	822,270
4.80%, 02/14/29		2,800	2,886,533
4.25%, 08/09/42		4,900	4,261,033
5.38%, 01/31/44		5,350	5,338,491
5.95%, 02/14/49		1,800	1,931,499
Reynolds American, Inc.:
4.45%, 06/12/25		17,240	17,721,540
5.85%, 08/15/45		817	838,588

			47,751,868

Trading Companies & Distributors — 0.1%
Ashtead Capital, Inc.:
5.63%, 10/01/24 (b)		2,016	2,084,040
4.13%, 08/15/25 (b)		998	980,535
5.25%, 08/01/26 (b)		330	337,425
Beacon Roofing Supply, Inc., 6.38%, 10/01/23		134	139,360
GATX Corp., 2.60%, 03/30/20		2,962	2,952,779
Herc Rentals, Inc.:
7.50%, 06/01/22 (b)		6,635	6,908,694
7.75%, 06/01/24 (b)		5,197	5,515,316

			18,918,149

Transportation Infrastructure — 0.0%
Adani Ports & Special Economic Zone Ltd., 4.00%, 07/30/27		203	193,310
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29 (b)		706	719,238
Jasa Marga Persero Tbk PT, 7.50%, 12/11/20	IDR	6,700,000	449,709
Newcastle Coal Infrastructure Group Pty Ltd., 4.40%, 09/29/27	USD	102	94,820
Rumo Luxembourg Sarl, 5.88%, 01/18/25 (b)		2,174	2,191,544

			3,648,621

Wireless Telecommunication Services — 0.6%
Digicel Group Two Ltd.:
8.25%, 09/30/22 (b)		862	285,863
9.13% (7.13% Cash or 9.13% PIK), 04/01/24 (b)(n)		520	133,778
Digicel Ltd., 6.75%, 03/01/23 (b)		233	149,120
Millicom International Cellular SA, 6.63%, 10/15/26 (b)		1,100	1,151,925
Rogers Communications, Inc., 5.00%, 03/15/44		775	860,924
Sprint Capital Corp., 6.90%, 05/01/19		675	676,687
Sprint Communications, Inc., 7.00%, 03/01/20 (b)		1,024	1,050,880
Sprint Corp.:
7.88%, 09/15/23		312	326,820
7.13%, 06/15/24		156	158,340
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC:
3.36%, 03/20/23 (b)		20,475	20,468,857
4.74%, 09/20/29 (b)		26,675	26,975,094
Vodafone Group PLC:
3.75%, 01/16/24		17,943	18,093,602
4.13%, 05/30/25		4,285	4,366,898
6.15%, 02/27/37		6,410	7,108,986
5.25%, 05/30/48		4,650	4,609,902

			86,417,676

Total Corporate Bonds — 40.2% (Cost: $5,390,406,369)			5,459,824,632

Security		Par (000)	Value

Floating Rate Loan Interests(a) — 2.0%

Airlines — 0.1%
Allegiant Travel Co., Class B Term Loan (3 mo. LIBOR US + 4.500%, 0.000% Floor), 7.23%, 02/05/24	USD	7,318	$7,281,410
Gol Luxco SA, Term Loan (6 mo. FIXED US + 6.500%, 0.000% Floor), 6.50%, 08/31/20 (o)		7,462	7,480,655

			14,762,065

Banks — 0.1%
Goldman Sachs Bank USA, Term Loan B (MFA), (3 mo. LIBOR US + 0.000%, 0.25% Floor), 12/29/18 (c)		12,306	12,275,641

Capital Markets — 0.3%
LSTAR Securities Investment Ltd., Term Loan, (1 mo. LIBOR US + 2.000%), 2.000%, 04/01/21 (a)(c)		36,998	36,868,370

Commercial Services & Supplies — 0.1%
NRC U.S. Holding Co. LLC, Initial Term Loan (3 mo. LIBOR US + 5.250%, 1.000% Floor), 7.85%, 06/11/24		7,877	7,842,668

Construction & Engineering — 0.0%
PLH Infrastructure Services, Inc., Term Loan (3 mo. LIBOR US + 6.000%, 0.000% Floor), 8.74%, 08/07/23 (c)		2,807	2,750,534
Ply Gem Midco, Inc., Initial Term Loan (3 mo. LIBOR US + 3.750%, 0.000% Floor), 6.55%, 04/12/25		3,143	3,005,438

			5,755,972

Diversified Financial Services — 0.2%
BSREP II Houston Office 1HC Owner LLC, Mezzanine Loan (1 mo. LIBOR US + 2.500%, 0.000% Floor), 4.99%, 12/09/22		13,000	13,000,000
Goldman Sachs Lending Partners LLC, Term Loan A (MFA), (3 mo. LIBOR US + 0.000%, 0.25% Floor), 12/29/18 (c)		5,119	5,106,130
Intelsat Jackson Holdings SA, Tranche B-3 Term Loan (1 mo. LIBOR US + 3.750%, 1.000% Floor), 6.24%, 11/27/23		1,275	1,254,676
Stars Group Holdings BV, USD Term Loan (3 mo. LIBOR US + 3.500%, 0.000% Floor), 6.10%, 07/10/25		10,887	10,856,910

			30,217,716

Electronic Equipment, Instruments & Components — 0.0%
Robertshaw U.S. Holding Corp. (FKA Fox U.S. Bidco Corp.), Initial Term Loan (Second Lien) (1 mo. LIBOR US + 8.000%, 1.000% Floor), 10.50%, 02/28/26 (c)		1,795	1,552,675

Energy Equipment & Services — 0.1%
Pioneer Energy Services Corp. (FKA Pioneer Drilling Co.), Term Loan (1 mo. LIBOR US + 7.750%, 1.000% Floor), 10.23%, 11/08/22 (c)		6,928	6,858,909

Hotels, Restaurants & Leisure — 0.1%
MGM Growth Properties Operating Partnership LP, Term B Loan (1 mo. LIBOR US + 2.000%, 0.000% Floor), 4.50%, 03/21/25		3,790	3,734,742
Wynn Resorts Ltd., Term Facility Loan (1 mo. LIBOR US + 2.250%, 0.000% Floor), 4.75%, 10/30/24		3,960	3,872,761

			7,607,503

50	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Machinery — 0.0%
Gates Global LLC, Initial B-2 Dollar Term Loan (1 mo. LIBOR US + 2.750%, 1.000% Floor), 5.25%, 04/01/24	USD	994	$979,983

Media — 0.1%
Charter Communications Operating LLC (AKA CCO Safari LLC), Term A-2 Loan (1 mo. LIBOR US + 1.500%, 0.000% Floor), 4.00%, 03/31/23		7,272	7,156,488

Metals & Mining — 0.0%
Samarco Mineracao SA, Term Loan, 12/02/18 (c)(p)		1,846	1,042,990

Mortgage Real Estate Investment Trusts (REITs) — 0.3%
ATX Office Owner, Term Loan (1 mo. LIBOR US + 2.247%, 0.000% Floor), 4.74%, 11/01/24 (c)		5,000	5,000,000
Chimera Special Holding LLC, Term Loan,, 10/06/19 (c)(p)		34,739	34,738,565

			39,738,565

Oil, Gas & Consumable Fuels — 0.2%
BCP Raptor II LLC, Initial Term Loan (3 mo. LIBOR US + 4.750%, 0.000% Floor), 7.37%, 11/03/25		9,547	9,002,821
California Resources Corp.:
Initial Loan (1 mo. LIBOR US + 4.750%, 1.000% Floor), 7.25%, 12/31/22		5,498	5,398,376
Loan (1 mo. LIBOR US + 10.375%, 1.000% Floor), 12.87%, 12/31/21		7,760	8,172,289
Midcoast Energy LLC, Tranche B Term Loan (3 mo. LIBOR US + 5.500%, 0.000% Floor), 8.10%, 08/01/25		3,826	3,800,257

			26,373,743

Real Estate Management & Development — 0.1%
MT II LLC, Term Loan (1 mo. LIBOR US + 2.800%, 1.250% Floor), 5.28%, 06/09/21 (c)		12,120	12,089,314
VICI Properties 1 LLC, Term B Loan (1 mo. LIBOR US + 2.000%, 0.000% Floor), 4.49%, 12/20/24		1,670	1,639,134

			13,728,448

Specialty Retail — 0.0%
Peer Holdings III BV (AKA Action Holding), Facility B (3 mo. EURIBOR + 3.250%, 0.000% Floor), 3.25%, 03/07/25	EUR	1,000	1,099,634

Technology Hardware, Storage & Peripherals — 0.1%
Aligned Energy Data Centers (SLC) Propco LLC, Term Loan, 3.50%, 10/09/20 (p)	USD	15,000	15,000,000

Thrifts & Mortgage Finance — 0.2%
Caliber Home Loans, Inc., Term Loan (1 mo. LIBOR US + 3.250%, 0.000% Floor), 5.74%, 04/24/21 (c)		12,479	12,447,349
Roundpoint Mortgage Servicing Corp., Closing Date Term Loan, (1 mo. LIBOR US + 3.375%, 0.000% Floor), 5.87%, 08/27/20 (c)		21,400	21,197,159

			33,644,508

Security		Par (000)	Value

Trading Companies & Distributors — 0.0%
Foundation Building Materials Holding Company LLC, Term Loan (1 mo. LIBOR US + 3.000%, 0.000% Floor), 5.50%, 08/13/25	USD	4,000	$3,914,976

Total Floating Rate Loan Interests — 2.0% (Cost: $268,271,285)			266,420,854

Foreign Agency Obligations — 0.7%

Brazil — 0.0%
Petrobras Global Finance BV, 7.38%, 01/17/27		2,701	2,972,045

China — 0.1%
Caiyun International Investment Ltd., 5.50%, 04/08/22		1,000	993,000
Chalco Hong Kong Investment Co. Ltd., 4.88%, 09/07/21		775	792,383
Chang Development International Ltd., 3.63%, 01/20/20		750	742,431
Chengdu Xingcheng Investment Group Co. Ltd., 2.50%, 03/20/21	EUR	800	831,786
China Cinda Finance 2017 I Ltd., 4.75%, 02/21/29	USD	710	738,702
China Construction Bank Corp., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.880%), 4.25%, 02/27/29 (l)		805	813,714
China Minmetals Corp., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.717%), 3.75% (l)(m)		339	331,005
China Railway Construction Corp. Ltd., 1.50%, 12/21/21 (i)	CNH	4,000	594,790
China Resources Land Ltd., 4.13%, 02/26/29	USD	395	401,018
Chinalco Capital Holdings Ltd., 4.25%, 04/21/22		1,025	1,008,754
CNAC HK Finbridge Co. Ltd.:
4.63%, 03/14/23		1,675	1,733,952
5.13%, 03/14/28		200	215,329
CNAC HK Synbridge Co. Ltd., 5.00%, 05/05/20		2,857	2,885,570
Guangxi Financial Investment Group Co. Ltd., 5.75%, 01/23/21		500	479,875
HBIS Group Hong Kong Co. Ltd., 4.25%, 04/07/20		492	488,849
Hubei Science & Technology Investment Group Hong Kong Ltd., 4.38%, 03/05/21		255	251,621
Inner Mongolia High-Grade High Way Construction And Development Co. Ltd., 4.38%, 12/04/20		300	291,850
Leader Goal International Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 6.919%), 4.25% (l)(m)		700	694,564
Sino-Ocean Land Treasure IV Ltd., 5.25%, 04/30/22		480	491,322

			14,780,515

Colombia — 0.0%
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28 (b)		1,501	1,622,724

Hong Kong — 0.0%
Joy Treasure Assets Holdings, Inc., 4.50%, 03/20/29		470	476,611

M A S T E R P O R T F O L I O C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	51

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

India — 0.0%
Greenko Investment Co., 4.88%, 08/16/23	USD	789	$751,471
Oil India Ltd., 5.13%, 02/04/29		880	920,172
Power Finance Corp. Ltd., 3.75%, 12/06/27		1,530	1,427,192
REC Ltd., 4.63%, 03/22/28		670	662,084

			3,760,919

Indonesia — 0.0%
Indonesia Asahan Aluminium Persero PT, 5.71%, 11/15/23		1,925	2,077,778
Pertamina Persero PT, 6.45%, 05/30/44		200	228,293
Perusahaan Listrik Negara PT:
5.45%, 05/21/28		300	320,569
5.38%, 01/25/29		300	318,439
6.15%, 05/21/48		200	221,841

			3,166,920

Malaysia — 0.0%
1MDB Energy Ltd., 5.99%, 05/11/22		1,500	1,546,875

Mexico — 0.5%
Petroleos Mexicanos:
6.38%, 02/04/21		1,912	1,973,184
6.88%, 08/04/26		5,811	6,056,805
6.50%, 03/13/27		40,781	41,005,295
5.35%, 02/12/28		5,240	4,862,720
5.63%, 01/23/46		7,726	6,366,224
6.75%, 09/21/47		958	877,959

			61,142,187

Saudi Arabia — 0.0%
SABIC Capital II BV, 4.00%, 10/10/23 (b)		1,864	1,901,280

South Africa — 0.1%
Eskom Holdings SOC Ltd.:
5.75%, 01/26/21 (b)		2,400	2,370,000
6.75%, 08/06/23 (b)		2,325	2,295,938
7.13%, 02/11/25 (b)		656	648,620

			5,314,558

Total Foreign Agency Obligations — 0.7% (Cost: $95,501,017)			96,684,634

Foreign Government Obligations — 3.3%

Argentina — 0.2%
Argentina Bonar Bonds:
8.00%, 10/08/20		4,478	4,079,956
8.75%, 05/07/24		4,418	3,913,175
Bonos de la Nacion Argentina con Ajuste por CER, 4.00%, 03/06/20	ARS	62,405	1,380,473
Republic of Argentina:
3.38%, 10/12/20	CHF	385	360,326
6.88%, 04/22/21	USD	3,053	2,784,336
4.63%, 01/11/23		7,485	6,130,215
7.63%, 04/22/46		4,498	3,530,548

			22,179,029

Brazil — 0.1%
Federative Republic of Brazil, 4.50%, 05/30/29 .		16,913	16,574,740

China — 0.0%
People’s Republic of China, 3.30%, 07/04/23	CNH	3,500	525,734

Colombia — 0.4%
Republic of Colombia:
3.88%, 04/25/27	USD	30,816	31,324,464

Security		Par (000)	Value

Colombia (continued)
Republic of Colombia: (continued)
7.00%, 06/30/32	COP	79,885,100	$25,357,016

			56,681,480

Egypt — 0.1%
Arab Republic of Egypt:
5.75%, 04/29/20	USD	4,105	4,130,656
6.13%, 01/31/22		2,220	2,247,750
5.58%, 02/21/23 (b)		1,011	999,626
4.75%, 04/16/26 (b)	EUR	1,712	1,891,638
6.88%, 04/30/40	USD	3,055	2,810,600
7.90%, 02/21/48 (b)		1,190	1,151,325
8.70%, 03/01/49 (b)		1,978	2,052,175

			15,283,770

Hungary — 0.1%
Republic of Hungary, 5.38%, 03/25/24		8,710	9,522,861

Indonesia — 0.5%
Perusahaan Penerbit SBSN Indonesia III, 4.45%, 02/20/29		1,650	1,697,413
Republic of Indonesia:
4.10%, 04/24/28		5,130	5,206,950
8.25%, 05/15/29	IDR	650,949,000	47,676,300
8.38%, 03/15/34		106,527,000	7,669,720
8.38%, 04/15/39		94,906,000	6,781,380
5.35%, 02/11/49	USD	875	970,178

			70,001,941
Maldives — 0.0%
Republic of Maldives, 7.00%, 06/07/22		775	756,206

Mexico — 0.6%
United Mexican States:
5.75%, 03/05/26	MXN	78,245	3,558,981
4.15%, 03/28/27	USD	47,338	48,095,408
7.50%, 06/03/27	MXN	66,794	3,332,484
8.50%, 05/31/29		241,537	12,757,815
7.75%, 11/23/34		62,493	3,068,634
10.00%, 11/20/36		74,000	4,384,964
5.75%, 10/12/2110	USD	5,018	5,143,450

			80,341,736

Nigeria — 0.0%
Federal Republic of Nigeria, 9.25%, 01/21/49 (b)		2,288	2,533,960

Panama — 0.1%
Republic of Panama, 3.88%, 03/17/28		12,440	12,935,796

Peru — 0.1%
Republic of Peru, 4.13%, 08/25/27		10,672	11,643,152

Philippines — 0.2%
Republic of the Philippines, 3.00%, 02/01/28		22,148	21,871,150

Qatar — 0.1%
State of Qatar:
4.00%, 03/14/29 (b)		8,555	8,821,103
4.82%, 03/14/49 (b)		5,324	5,596,855

			14,417,958
Russia — 0.3%
Russian Federation, 6.90%, 05/23/29	RUB	2,691,851	37,254,742

South Africa — 0.4%
Republic of South Africa:
6.25%, 03/31/36	ZAR	688,395	34,639,211
9.00%, 01/31/40		123,011	7,938,969
8.75%, 01/31/44		121,314	7,623,493

52	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

South Africa (continued)
Republic of South Africa: (continued)
8.75%, 02/28/48	ZAR	85,561	$5,375,930

			55,577,603

Sri Lanka — 0.0%
Republic of Sri Lanka:
6.85%, 03/14/24	USD	425	435,625
7.85%, 03/14/29		1,450	1,519,056

			1,954,681

Turkey — 0.0%
Republic of Turkey, 7.63%, 04/26/29		4,710	4,651,125

Ukraine — 0.0%
Ukraine Government, 9.75%, 11/01/28		1,680	1,730,089

Uruguay — 0.1%
Republic of Uruguay, 4.38%, 10/27/27		14,750	15,539,472

Total Foreign Government Obligations — 3.3% (Cost: $455,428,674)			451,977,225

		Shares

Investment Companies — 0.1%
iShares iBoxx High Yield Corporate Bond ETF (v)		141,644	12,247,957

Total Investment Companies — 0.1% (Cost: $12,170,102)			12,247,957

		Par (000)

Non-Agency Mortgage-Backed Securities — 4.8%

Collateralized Mortgage Obligations — 1.6%
American Home Mortgage Assets Trust:
Series 2006-3, Class 2A11, (12 mo. Federal Reserve Cumulative Average US + 0.940%), 3.34%, 10/25/46 (a)	USD	981	866,362
Series 2006-4, Class 1A12, (1 mo. LIBOR US + 0.210%), 2.70%, 10/25/46 (a)		2,856	2,053,207
Series 2006-5, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.920%), 3.32%, 11/25/46 (a)		3,736	1,880,272
Series 2007-1, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.700%), 3.10%, 02/25/47 (a)		863	528,097
APS Resecuritization Trust:
Series 2016-1, Class 1MZ, 4.39%, 07/31/57 (b)(d)		6,883	2,134,653
Series 2016-3, Class 3A, (1 mo. LIBOR US + 2.850%), 5.34%, 09/27/46 (a)(b)(c)		6,437	6,517,109
Series 2016-3, Class 4A, (1 mo. LIBOR US + 2.600%), 5.09%, 04/27/47 (a)(b)(c)		1,481	1,440,932
ARI Investments LLC, Series 2017-1, Class A, 4.48%, 01/06/25 (c)(d)		3,134	3,134,037
Banc of America Funding Trust:
Series 2014-R2, Class 1C, 0.00%, 11/26/36 (b)(d)		4,234	917,336
Series 2016-R2, Class 1A1, 4.70%, 05/01/33 (b)(c)(d)		1,578	1,621,558
Bear Stearns Asset-Backed Securities I Trust, Series 2005-AC9, Class A5, 6.25%, 12/25/35 (e)		269	253,648

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Bear Stearns Mortgage Funding Trust:
Series 2006-SL1, Class A1, (1 mo. LIBOR US + 0.280%), 2.77%, 08/25/36 (a)	USD	1,809	$1,803,253
Series 2007-AR2, Class A1, (1 mo. LIBOR US + 0.170%), 2.66%, 03/25/37 (a)		506	461,531
Series 2007-AR3, Class 1A1, (1 mo. LIBOR US + 0.140%), 2.63%, 03/25/37 (a)		761	733,631
Series 2007-AR4, Class 2A1, (1 mo. LIBOR US + 0.210%), 2.70%, 06/25/37 (a)		833	786,818
BlackRock Capital Finance LP, Series 1997-R2, Class AP, 1.52%, 12/25/35 (b)(d)(v)		3	2,998
Chase Mortgage Finance Trust, Series 2007-S6, Class 1A1, 6.00%, 12/25/37		28,004	20,581,262
CIM Trust:
Series 17-6, Class A1, 3.02%, 06/25/57 (b)(d)		1,738	1,699,883
Series 2019-INV1, Class A1, 4.00%, 02/25/49 (b)(d)		6,980	7,094,179
Citicorp Mortgage Securities Trust:
Series 2007-9, Class 1A1, 6.25%, 12/25/37		2,350	2,075,614
Series 2008-2, Class 1A1, 6.50%, 06/25/38		6,908	5,892,635
Citigroup Mortgage Loan Trust, Inc., Series 2007-2, Class 2A, 6.00%, 11/25/36		23	22,914
Countrywide Alternative Loan Trust:
Series 2005-22T1, Class A1, (1 mo. LIBOR US + 0.350%), 2.84%, 06/25/35 (a)		4,780	4,178,164
Series 2005-72, Class A3, (1 mo. LIBOR US + 0.600%), 3.09%, 01/25/36 (a)		776	663,145
Series 2005-76, Class 2A1, (12 mo. Federal Reserve Cumulative Average US + 1.000%), 3.40%, 02/25/36 (a)		954	876,345
Series 2006-11CB, Class 3A1, 6.50%, 05/25/36		1,963	1,529,896
Series 2006-15CB, Class A1, 6.50%, 06/25/36		452	339,304
Series 2006-23CB, Class 2A5, (1 mo. LIBOR US + 0.400%), 2.89%, 08/25/36 (a)		6,453	2,368,970
Series 2006-OA14, Class 1A1, (12 mo. Federal Reserve Cumulative Average US + 1.730%), 4.13%, 11/25/46 (a)		3,989	3,450,185
Series 2006-OA16, Class A4C, (1 mo. LIBOR US + 0.340%), 2.83%, 10/25/46 (a)		4,357	2,849,284
Series 2006-OA21, Class A1, (1 mo. LIBOR US + 0.190%), 2.68%, 03/20/47 (a)		10,767	9,121,604
Series 2006-OA6, Class 1A2, (1 mo. LIBOR US + 0.210%), 2.70%, 07/25/46 (a)		3,927	3,741,635
Series 2006-OA8, Class 1A1, (1 mo. LIBOR US + 0.190%), 2.68%, 07/25/46 (a)		574	542,807
Series 2006-OC10, Class 2A3, (1 mo. LIBOR US + 0.230%), 2.72%, 11/25/36 (a)		1,701	1,350,518
Series 2006-OC7, Class 2A3, (1 mo. LIBOR US + 0.250%), 2.74%, 07/25/46 (a)		2,519	2,005,495
Series 2007-3T1, Class 1A1, 6.00%, 04/25/37		440	312,555
Series 2007-OA3, Class 1A1, (1 mo. LIBOR US + 0.140%), 2.63%, 04/25/47 (a)		1,250	1,187,839
Series 2007-OA3, Class 2A2, (1 mo. LIBOR US + 0.180%), 2.67%, 04/25/47 (a)		229	35,203
Series 2007-OA8, Class 2A1, (1 mo. LIBOR US + 0.180%), 2.67%, 06/25/47 (a)		437	339,231

M A S T E R P O R T F O L I O C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	53

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Countrywide Alternative Loan Trust: (continued)
Series 2007-OH2, Class A2A, (1 mo. LIBOR US + 0.240%), 2.73%, 08/25/47 (a)	USD	629	$479,582
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2004-29, Class 1A1, (1 mo. LIBOR US + 0.540%), 3.03%, 02/25/35 (a)		313	297,066
Series 2006-OA4, Class A1, (12 mo. Federal Reserve Cumulative Average US + 0.960%), 3.36%, 04/25/46 (a)		1,564	780,373
Series 2006-OA5, Class 3A1, (1 mo. LIBOR US + 0.200%), 2.69%, 04/25/46 (a)		793	734,411
Series 2007-15, Class 2A2, 6.50%, 09/25/37		11,095	8,165,047
Credit Suisse Commercial Mortgage Trust, Series 2014-4R, Class 16A3, (1 mo. LIBOR US + 0.200%), 2.69%, 02/27/36 (a)(b)(c)		830	756,357
Credit Suisse Mortgage Capital Certificates:
Series 2011-5R, Class 3A1, 4.16%, 09/27/47 (b)(d)		498	495,652
Series 2014-11R, Class 16A1, 4.07%, 09/27/47 (b)(d)		1,905	1,926,425
Series 2015-6R, Class 5A1, (1 mo. LIBOR US + 0.180%), 2.85%, 03/27/36 (a)(b)		236	233,461
Series 2015-6R, Class 5A2, (1 mo. LIBOR US + 0.180%), 2.85%, 03/27/36 (a)(b)(c)		2,721	1,524,729
Credit Suisse Mortgage Trust:
Series 2009-12R, Class 3A1, 6.50%, 10/27/37 (b)		8,103	4,612,477
Series 2009-5R, Class 4A4, 3.92%, 06/25/36 (b)(d)		2,005	1,848,134
Series 2014-9R, Class 9A1, (1 mo. LIBOR US + 0.120%), 2.61%, 08/27/36 (a)(b)(c)		1,610	1,414,805
CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-10, Class 10A1, (1 mo. LIBOR US + 1.350%), 3.84%, 11/25/35 (a)		1,361	466,814
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class A2A, (1 mo. LIBOR US + 0.170%), 2.66%, 08/25/47 (a)		1,642	1,136,960
Deutsche Alt-A Securities, Inc., Series 2007-RS1, Class A2, (1 mo. LIBOR US + 0.500%), 2.98%, 01/27/37 (a)(b)(c)		170	168,116
Deutsche Alt-B Securities Mortgage Loan Trust:
Series 2006-AB3, Class A3, 6.51%, 07/25/36 (d)		576	510,489
Series 2006-AB3, Class A8, 6.36%, 07/25/36 (d)		367	325,538
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 4A1, (12 mo. Federal Reserve Cumulative Average US + 2.000%), 4.40%, 03/25/36 (a)		967	934,442
GSR Mortgage Loan Trust, Series 2007-1F, Class 2A4, 5.50%, 01/25/37		352	374,013
HarborView Mortgage Loan Trust:
Series 2007-3, Class 2A1B, (1 mo. LIBOR US + 0.230%), 2.71%, 05/19/47 (a)		631	506,916
Series 2007-4, Class 2A2, (1 mo. LIBOR US + 0.250%), 2.73%, 07/19/47 (a)		921	818,697
Impac CMB Trust:
Series 2004-11, Class 1A2, (1 mo. LIBOR US + 0.520%), 3.01%, 03/25/35 (a)		1,633	1,566,107
Series 2005-6, Class 1A1, (1 mo. LIBOR US + 0.500%), 2.99%, 10/25/35 (a)		1,172	1,130,959

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
IndyMac INDX Mortgage Loan Trust:
Series 2007-AR19, Class 3A1, 3.74%, 09/25/37 (d)	USD	3,578	$2,513,844
Series 2007-FLX5, Class 2A2, (1 mo. LIBOR US + 0.240%), 2.73%, 08/25/37 (a)		1,251	1,106,443
JPMorgan Alternative Loan Trust:
Series 2007-A1, Class 1A4, (1 mo. LIBOR US + 0.210%), 2.70%, 03/25/37 (a)		1,859	1,721,831
Series 2007-A2, Class 2A1, 4.26%, 05/25/37 (d)		433	387,461
Legacy Mortgage Asset Trust, Series 2019-SL1, Class A 4.00%, 12/25/54		12,190	12,186,898
Lehman XS Trust, Series 2007-20N, Class A1, (1 mo. LIBOR US + 1.150%), 3.64%, 12/25/37 (a)		1,186	1,094,342
LSTAR Securities Investment Ltd., Series 2019-1, Class A1, (1 mo. LIBOR US + 1.700%), 4.19%, 03/01/24 (a)(b)		5,120	5,120,000
MASTR Resecuritization Trust, Series 2008-3, Class A1, 2.92%, 08/25/37 (b)(c)(d)		1,395	1,089,706
MCM:
Series 18-NPL1, Class A, 2.08%, 06/25/58 (b)(c)(d)		6,790	6,684,522
Series 18-NPL1, Class B, 2.08%, 06/25/58 (b)(c)(d)		13,100	2,096,000
Series 18-NPL2, Class A, 4.00%, 10/25/28 (b)(c)		12,441	12,310,512
Series 18-NPL2, Class B, 0.00%, 10/25/28 (b)(c)		18,679	5,323,583
Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR2, Class A2, (1 mo. LIBOR US + 0.210%), 2.70%, 04/25/37 (a)		2,651	2,275,741
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 6A1, 3.97%, 05/25/36 (d)		1,908	1,752,172
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, (1 mo. LIBOR US + 0.340%), 2.83%, 04/16/36 (a)(b)		9,029	8,022,751
New Residential Mortgage Loan Trust, Series 2019-RPL1, Class A1, 4.34%, 02/26/24 (b)(e)		7,243	7,301,572
Nomura Asset Acceptance Corp. Alternative Loan Trust:
Series 2001-R1A, Class A, 7.00%, 02/19/30 (b)(d)		541	546,372
Series 2006-AF1, Class 1A4, 6.63%, 05/25/36 (e)		623	225,197
Series 2007-2, Class A4, (1 mo. LIBOR US + 0.420%), 2.91%, 06/25/37 (a)		491	405,770
Paragon Mortgages No. 13 PLC, Series 13X, Class A2C, (3 mo. LIBOR US + 0.180%), 2.97%, 01/15/39 (a)		344	322,103
RALI Trust, Series 2007-QH9, Class A1, 3.67%, 11/25/37 (d)		933	833,608
Reperforming Loan REMIC Trust:
Series 2005-R2, Class 1AF1, (1 mo. LIBOR US + 0.340%), 2.83%, 06/25/35 (a)(b)		576	553,229
Series 2005-R3, Class AF, (1 mo. LIBOR US + 0.400%), 2.89%, 09/25/35 (a)(b)		195	179,619
Seasoned Credit Risk Transfer Trust:
Series 2017-3, Class M2, 4.75%, 07/25/56 (b)(d)		1,550	1,498,781

54	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Collateralized Mortgage Obligations (continued)
Seasoned Credit Risk Transfer Trust: (continued)
Series 2018-1, Class BX, 4.32%, 05/25/57 (c)(d)	USD	559	$283,584
Series 2018-1, Class M, 4.75%, 05/25/57 (d)		500	487,444
Series 2018-3, Class M, 4.75%, 08/25/57 (b)(d)		2,700	2,574,295
STACR Trust, Series 2018-DNA2, Class M2, (1 mo. LIBOR US + 2.150%), 4.64%, 12/25/30 (a)(b)		1,430	1,420,193
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-3, Class 4A, 3.96%, 04/25/36 (d)		1,131	942,273
Structured Asset Mortgage Investments II Trust:
Series 2006-AR4, Class 3A1, (1 mo. LIBOR US + 0.190%), 2.68%, 06/25/36 (a)(c)		3,222	2,786,604
Series 2006-AR5, Class 2A1, (1 mo. LIBOR US + 0.210%), 2.70%, 05/25/46 (a)		646	548,337
Thornburg Mortgage Securities Trust, Series 2007-3, Class 4A1, (12 mo. LIBOR US + 1.250%), 4.04%, 06/25/47 (a)		515	466,181
Washington Mutual Mortgage Pass-Through Certificates Trust:
Series 2005-AR2, Class B1, (1 mo. LIBOR US + 0.530%), 3.02%, 01/25/45 (a)		655	517,642
Series 2006-4, Class 1A1, 6.00%, 04/25/36		4,886	4,451,723
Series 2006-4, Class 3A1, 6.50%, 05/25/36 (e)		1,625	1,404,756
Series 2006-4, Class 3A5, 6.35%, 05/25/36 (e)		630	544,678

Total Collateralized Mortgage Obligations — 1.6% (Cost: $226,578,649)			220,581,446

Commercial Mortgage-Backed Securities — 3.0%
245 Park Avenue Trust, Series 2017-245P, Class E, 3.78%, 06/05/37 (b)(d)		1,699	1,615,012
280 Park Avenue Mortgage Trust, Series 2017-280P, Class E, (1 mo. LIBOR US + 2.119%), 4.60%, 09/15/34 (a)(b)		5,475	5,492,093
Americold LLC, Series 2010-ARTA, Class C, 6.81%, 01/14/29 (b)		700	733,925
AOA Mortgage Trust, Series 2015-1177, Class C, 3.01%, 12/13/29 (b)(d)		1,340	1,317,710
AREIT Trust, Series 2018-CRE1, Class A, (1 mo. LIBOR US + 0.850%), 3.33%, 02/14/35 (a)(b)(c)		540	534,600
Ashford Hospitality Trust, Series 2018-ASHF, Class D, (1 mo. LIBOR US + 2.100%), 4.58%, 04/15/35 (a)(b)		3,450	3,449,978
Asset Securitization Corp., Series 1997-D5, Class B2, 6.93%, 02/14/43		209	213,153
Atrium Hotel Portfolio Trust:
Series 2017-ATRM, Class D, (1 mo. LIBOR US + 1.950%), 4.43%, 12/15/36 (a)(b)		4,840	4,833,890
Series 2017-ATRM, Class E, (1 mo. LIBOR US + 3.050%), 5.53%, 12/15/36 (a)(b)		1,490	1,495,579
Series 2018-ATRM, Class E, (1 mo. LIBOR US + 3.400%), 5.88%, 06/15/35 (a)(b)		1,640	1,646,142
Aventura Mall Trust, Series 2013-AVM, Class D, 3.87%, 12/05/32 (b)(d)		300	303,428

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
BAMLL Commercial Mortgage Securities Trust:
Series 2018-DSNY, Class D, (1 mo. LIBOR US + 1.700%), 4.18%, 09/15/34 (a)(b)	USD	2,375	$2,370,908
Series 2019-AHT, Class C, (1 mo. LIBOR US + 2.000%), 4.50%, 03/15/34 (a)(b)		1,867	1,867,000
Banc of America Commercial Mortgage Trust, Series 2007-1, Class AMFX, 5.42%, 01/15/49 (d)		158	158,185
Banc of America Merrill Lynch Commercial Mortgage Securities Trust:
Series 2015-200P, Class F, 3.60%, 04/14/33 (b)(d)		1,241	1,199,286
Series 2016-ISQ, Class E, 3.61%, 08/14/34 (b)(d)		6,140	5,730,743
Series 2017-SCH, Class CL, (1 mo. LIBOR US + 1.500%), 3.98%, 11/15/32 (a)(b)		970	970,000
Series 2017-SCH, Class DL, (1 mo. LIBOR US + 2.000%), 4.48%, 11/15/32 (a)(b)		1,930	1,930,000
Bancorp Commercial Mortgage Trust, Series 2018-CR3, Class A, (1 mo. LIBOR US + 0.850%), 3.33%, 01/15/33 (a)(b)		2,114	2,096,244
BANK, Series 2018-BN13, Class A5, 4.22%, 08/15/61 (d)		680	732,071
Barclays Commercial Mortgage Trust:
Series 2015-STP, Class E, 4.29%, 09/10/28 (b)(d)		100	97,854
Series 2018-TALL, Class A, (1 mo. LIBOR US + 0.722%), 3.21%, 03/15/37 (a)(b)		918	909,374
Series 2018-TALL, Class D, (1 mo. LIBOR US + 1.449%), 3.93%, 03/15/37 (a)(b)		1,120	1,112,982
Bayview Commercial Asset Trust:
Series 2005-2A, Class A1, (1 mo. LIBOR US + 0.310%), 2.80%, 08/25/35 (a)(b)		1,425	1,357,126
Series 2005-4A, Class A1, (1 mo. LIBOR US + 0.300%), 2.79%, 01/25/36 (a)(b)		354	338,446
Series 2005-4A, Class A2, (1 mo. LIBOR US + 0.390%), 2.88%, 01/25/36 (a)(b)		100	95,831
Series 2005-4A, Class M1, (1 mo. LIBOR US + 0.450%), 2.94%, 01/25/36 (a)(b)		266	254,351
Series 2006-1A, Class A2, (1 mo. LIBOR US + 0.360%), 2.85%, 04/25/36 (a)(b)		356	342,957
Series 2006-3A, Class A1, (1 mo. LIBOR US + 0.250%), 2.74%, 10/25/36 (a)(b)		659	625,015
Series 2006-3A, Class A2, (1 mo. LIBOR US + 0.300%), 2.79%, 10/25/36 (a)(b)		460	436,880
Series 2006-4A, Class A1, (1 mo. LIBOR US + 0.230%), 2.72%, 12/25/36 (a)(b)		968	933,831
Series 2007-6A, Class A4A, (1 mo. LIBOR US + 1.500%), 3.99%, 12/25/37 (a)(b)		1,980	1,666,828
BBCMS Mortgage Trust, Series 2018-CHRS, Class E, 4.41%, 08/05/38 (b)(d)		980	864,796
BBCMS Trust, Series 2015-SRCH, Class A1, 3.31%, 08/10/35 (b)		2,730	2,766,376
BB-UBS Trust, Series 2012-SHOW, Class E, 4.16%, 11/05/36 (b)(d)		790	769,666
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T26, Class AM, 5.46%, 01/12/45 (d)		960	955,642
Benchmark Mortgage Trust:
Series 2018-B3, Class D, 3.06%, 04/10/51 (b)		210	183,029

M A S T E R P O R T F O L I O C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	55

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust: (continued)
Series 2018-B5, Class A4, 4.21%, 07/15/51	USD	1,390	$1,494,635
Series 2019-B10, Class 3CCA, 3.90%, 03/15/62 (b)(d)		4,860	4,800,868
Series 2019-B9, Class A5, 4.02%, 03/15/52		342	362,961
Series 2019-B9, Class C, 4.97%, 03/15/52 (d)		2,908	3,113,594
BHMS:
Series 2018-ATLS, Class A, (1 mo. LIBOR US + 1.250%), 3.73%, 07/15/35 (a)(b)		7,050	7,038,864
Series 2018-ATLS, Class C, (1 mo. LIBOR US + 1.900%), 4.38%, 07/15/35 (a)(b)		950	948,205
BWAY Mortgage Trust:
Series 2013-1515, Class A2, 3.45%, 03/10/33 (b)		2,920	2,976,733
Series 2013-1515, Class D, 3.63%, 03/10/33 (b)		1,400	1,395,090
Series 2013-1515, Class E, 3.72%, 03/10/33 (b)		250	247,365
Series 2013-1515, Class F, 3.93%, 03/10/33 (b)(d)		250	246,493
BX Commercial Mortgage Trust,
Series 2018-IND, Class H, (1 mo. LIBOR US + 3.000%), 5.48%, 11/15/35 (a)(b)		12,823	12,862,776
BXP Trust:
Series 2017-CC, Class D, 3.55%, 08/13/37 (b)(d)		750	729,054
Series 2017-CC, Class E, 3.55%, 08/13/37 (b)(d)		1,450	1,332,181
Series 2017-GM, Class D, 3.43%, 06/13/39 (b)(d)		590	573,094
Series 2017-GM, Class E, 3.43%, 06/13/39 (b)(d)		1,240	1,158,287
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, (1 mo. LIBOR US + 1.750%), 4.23%, 12/15/37 (a)(b)		5,121	5,133,257
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class D, 5.49%, 04/10/29 (b)(d)		560	570,389
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class A4, 3.54%, 11/15/50		632	643,290
CD Mortgage Trust, Series 2017-CD4, Class A4, 3.51%, 05/10/50 (d)		50	51,027
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class A3, 3.87%, 01/10/48		410	426,081
Series 2018-TAN, Class C, 5.30%, 02/15/33 (b)		1,160	1,196,758
CFK Trust, Series 2019-FAX, Class D, 4.64%, 01/15/39 (b)		2,643	2,784,762
CGBAM Commercial Mortgage Trust:
Series 2015-SMRT, Class E, 3.79%, 04/10/28 (b)(d)		1,880	1,896,381
Series 2015-SMRT, Class F, 3.79%, 04/10/28 (b)(d)		230	231,796
CGDBB Commercial Mortgage Trust:
Series 2017-BIOC, Class A, (1 mo. LIBOR US + 0.790%), 3.27%, 07/15/32 (a)(b)		4,330	4,330,005
Series 2017-BIOC, Class D, (1 mo. LIBOR US + 1.600%), 4.08%, 07/15/32 (a)(b)		3,190	3,194,005
Series 2017-BIOC, Class E, (1 mo. LIBOR US + 2.150%), 4.63%, 07/15/32 (a)(b)		7,000	6,999,994
Citigroup Commercial Mortgage Trust:
Series 2014-GC19, Class C, 5.10%, 03/10/47 (d)		440	465,370

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust: (continued)
Series 2015-SHP2, Class F, (1 mo. LIBOR US + 5.200%), 7.68%, 07/15/27 (a)(b)	USD	370	$370,046
Series 2016-C1, Class C, 4.95%, 05/10/49 (d)		1,290	1,372,420
Series 2016-C1, Class D, 4.95%, 05/10/49 (b)(d)		450	438,862
Series 2016-GC37, Class C, 4.92%, 04/10/49 (d)		640	668,990
Series 2016-P3, Class C, 4.83%, 04/15/49 (d)		120	126,041
Series 2016-P3, Class D, 2.80%, 04/15/49 (b)(d)		1,040	861,488
Series 2017-C4, Class A4, 3.47%, 10/12/50		1,220	1,245,528
Series 2019-SMRT, Class D, 4.75%, 01/10/24 (b)(d)		4,870	5,057,685
Series 2019-SMRT, Class E, 4.75%, 01/10/24 (b)(d)		419	426,093
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2006-CD3, Class AM, 5.65%, 10/15/48		4,453	4,599,949
Series 2017-CD3, Class A4, 3.63%, 02/10/50		850	878,114
CLNS Trust, Series 2017-IKPR, Class E, (1 mo. LIBOR US + 3.500%), 5.99%, 06/11/32 (a)(b)		1,554	1,559,829
Commercial Mortgage Pass-Through Certificates:
Series 2005-C6, Class F, 5.64%, 06/10/44 (b)(d)		444	450,335
Series 2013-GAM, Class A2, 3.37%, 02/10/28 (b)		1,656	1,653,988
Series 2014-CR14, Class A4, 4.24%, 02/10/47 (d)		855	902,555
Series 2014-CR15, Class C, 4.74%, 02/10/47 (d)		260	276,175
Series 2014-CR16, Class A4, 4.05%, 04/10/47		4,806	5,035,766
Series 2014-CR17, Class A5, 3.98%, 05/10/47		2,642	2,766,172
Series 2014-CR18, Class A4, 3.55%, 07/15/47		390	399,620
Series 2014-CR19, Class A5, 3.80%, 08/10/47		1,391	1,447,057
Series 2014-CR21, Class C, 4.42%, 12/10/47 (d)		1,010	1,036,676
Series 2014-TWC, Class B, (1 mo. LIBOR US + 1.600%), 4.10%, 02/13/32 (a)(b)		3,190	3,190,000
Series 2015-CR23, Class CMC, 3.69%, 05/10/48 (b)(d)		210	209,705
Series 2015-CR23, Class CMD, 3.69%, 05/10/48 (b)(d)		10,150	10,117,616
Series 2015-CR23, Class CME, 3.69%, 05/10/48 (b)(d)		2,600	2,582,459
Series 2015-CR25, Class A4, 3.76%, 08/10/48		2,850	2,958,181
Series 2015-CR25, Class C, 4.54%, 08/10/48 (d)		1,010	1,025,769
Series 2015-LC19, Class A4, 3.18%, 02/10/48		1,785	1,801,834
Series 2015-LC19, Class C, 4.26%, 02/10/48 (d)		450	460,194
Series 2015-LC19, Class D, 2.87%, 02/10/48 (b)		890	786,648

56	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Pass-Through Certificates: (continued)
Series 2015-LC21, Class C, 4.30%, 07/10/48 (d)	USD	1,600	$1,628,334
Series 2017-COR2, Class A3, 3.51%, 09/10/50		1,180	1,202,230
Series 2017-COR2, Class D, 3.00%, 09/10/50 (b)		860	753,196
Series 2018-HCLV, Class B, (1 mo. LIBOR US + 1.400%), 3.88%, 09/15/33 (a)(b)		1,420	1,420,000
Commercial Mortgage Trust:
Series 2014-LC15, Class A4, 4.01%, 04/10/47		2,350	2,461,086
Series 2014-TWC, Class A, (1 mo. LIBOR US + 0.850%), 3.35%, 02/13/32 (a)(b)		1,715	1,715,002
Series 2014-UBS4, Class C, 4.63%, 08/10/47 (d)		2,395	2,426,274
Series 2015-LC23, Class A4, 3.77%, 10/10/48		380	395,055
Series 2016-667M, Class D, 3.18%, 10/10/36 (b)(d)		630	584,456
Core Industrial Trust:
Series 2015-CALW, Class G, 3.85%, 02/10/34 (b)(d)		1,971	1,962,099
Series 2015-TEXW, Class A, 3.08%, 02/10/34 (b)		2,948	2,969,229
Series 2015-TEXW, Class D, 3.85%, 02/10/34 (b)(d)		1,330	1,340,982
Series 2015-TEXW, Class E, 3.85%, 02/10/34 (b)(d)		250	250,055
Series 2015-TEXW, Class F, 3.85%, 02/10/34 (b)(d)		5,869	5,826,697
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class C, 4.95%, 07/15/37 (d)		167	168,747
Credit Suisse Mortgage Capital Certificates:
Series 2015-GLPB, Class A, 3.64%, 11/15/34 (b)		2,330	2,392,722
Series 2017-PFHP, Class A, (1 mo. LIBOR US + 0.950%), 3.43%, 12/15/30 (a)(b)		900	896,871
Series 2017-TIME, Class A, 3.65%, 11/13/39 (b)		850	857,307
Credit Suisse Mortgage Trust, Series 2016-MFF, Class A, (1 mo. LIBOR US + 1.600%), 4.08%, 11/15/33 (a)(b)		478	480,175
CSAIL Commercial Mortgage Trust:
Series 2015-C2, Class A4, 3.50%, 06/15/57 .		1,160	1,186,478
Series 2018-CX11, Class A5, 4.03%, 04/15/51 (d)		3,163	3,331,422
Series 2019-C15, Class A4, 4.05%, 03/15/52		3,683	3,894,186
Series 2019-C15, Class C, 5.15%, 03/15/52 (d)		2,755	2,891,279
Series 2019-C15, Class D, 3.00%, 03/15/52 (b)		1,285	1,047,446
CSWF, Series 2018-TOP, Class A, (1 mo. LIBOR US + 1.000%), 3.48%, 08/15/35 (a)(b)		1,388	1,384,166
Deutsche Bank JPMorgan Mortgage Trust, Series 2016-C1, Class A4, 3.28%, 02/10/26		370	373,889
Deutsche Bank UBS Mortgage Trust:
Series 2017-BRBK, Class A, 3.45%, 10/10/34 (b)		2,540	2,592,937
Series 2017-BRBK, Class E, 3.53%, 10/10/34 (b)(d)		4,290	4,144,111

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Deutsche Bank UBS Mortgage Trust: (continued)
Series 2017-BRBK, Class F, 3.53%, 10/10/34 (b)(c)(d)	USD	880	$804,593
Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class A, 3.56%, 09/10/35 (b)(d)		1,190	1,222,026
FREMF Mortgage Trust:
Series 2016-K54, Class B, 4.05%, 04/25/48 (b)(d)		1,280	1,307,564
Series 2017-K64, Class B, 3.98%, 05/25/50 (b)(d)		766	776,943
Series 2018-K74, Class B, 4.09%, 02/25/51 (b)(d)		120	122,239
Series 2018-K77, Class B, 4.16%, 05/25/51 (b)		770	784,360
Series 2018-K80, Class B, 4.23%, 08/25/50 (b)(d)		1,510	1,546,113
FRESB Mortgage Trust:
Series 2018-SB52, Class A10F, 3.48%, 06/25/28 (d)		2,506	2,576,663
Series 2018-SB53, Class A10F, 3.66%, 06/25/28 (d)		1,474	1,524,249
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class EFX, 3.38%, 12/15/34 (b)(d)		585	579,097
GPMT Ltd., Series 2018-FL1, Class A, (1 mo. LIBOR US + 0.900%), 3.39%, 11/21/35 (a)(b)		2,270	2,265,273
Grace Mortgage Trust, Series 2014-GRCE, Class F, 3.59%, 06/10/28 (b)(d)		1,662	1,645,077
GS Mortgage Securities Corp Trust:
Series 2017-500K, Class D, (1 mo. LIBOR US + 1.300%), 3.78%, 07/15/32 (a)(b)		230	229,065
Series 2017-500K, Class E, (1 mo. LIBOR US + 1.500%), 3.98%, 07/15/32 (a)(b)		480	478,647
Series 2017-500K, Class F, (1 mo. LIBOR US + 1.800%), 4.28%, 07/15/32 (a)(b)		549	547,460
Series 2017-500K, Class G, (1 mo. LIBOR US + 2.500%), 4.98%, 07/15/32 (a)(b)		170	169,111
GS Mortgage Securities Corp. II:
Series 2005-ROCK, Class A, 5.37%, 05/03/32 (b)		2,750	3,092,697
Series 2013-KING, Class E, 3.44%, 12/10/27 (b)(d)		2,990	2,969,178
GS Mortgage Securities Corp. Trust:
Series 2017-GPTX, Class A, 2.86%, 05/10/34 (b)		2,290	2,276,710
Series 2018-HULA, Class D, (1 mo. LIBOR US + 1.800%), 4.28%, 07/15/25 (a)(b)		1,212	1,212,730
GS Mortgage Securities Trust:
Series 2010-C1, Class A1, 3.68%, 08/10/43 (b)		177	177,840
Series 2014-GC20, Class B, 4.53%, 04/10/47 (d)		140	141,711
Series 2014-GC24, Class A5, 3.93%, 09/10/47		882	924,279
Series 2015-GC32, Class C, 4.41%, 07/10/48 (d)		1,370	1,410,089
Series 2015-GS1, Class A3, 3.73%, 11/10/48		670	694,428
Series 2016-RENT, Class C, 4.07%, 02/10/29 (b)(d)		1,070	1,077,883

M A S T E R P O R T F O L I O C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	57

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust: (continued)
Series 2017-GS6, Class A3, 3.43%, 05/10/50	USD	1,290	$1,307,316
Series 2017-GS7, Class A4, 3.43%, 08/10/50		3,001	3,038,190
Series 2017-GS7, Class D, 3.00%, 08/10/50 (b)		530	470,101
Series 2017-GS7, Class E, 3.00%, 08/10/50 (b)		180	154,110
HMH Trust, Series 2017-NSS, Class A, 3.06%, 07/05/31 (b)		3,390	3,382,561
Hudson Yards Mortgage Trust,
Series 2016-10HY, Class A, 2.84%, 08/10/38 (b)		2,640	2,581,049
IMT Trust:
Series 2017-APTS, Class AFX, 3.48%, 06/15/34 (b)		1,540	1,573,302
Series 2017-APTS, Class DFX, 3.50%, 06/15/34 (b)(d)		1,600	1,581,093
Series 2017-APTS, Class EFX, 3.50%, 06/15/34 (b)(d)		810	784,142
InTown Hotel Portfolio Trust, Series 2018-STAY, Class A, (1 mo. LIBOR US + 0.700%), 3.18%, 01/15/33 (a)(b)		620	616,294
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C26, Class A4, 3.49%, 01/15/48		1,247	1,276,138
Series 2015-C33, Class D1, 4.12%, 12/15/48 (b)(d)		1,873	1,804,586
JPMCC Commercial Mortgage Securities Trust:
Series 2017-JP5, Class C, 3.90%, 03/15/50 (d)		1,260	1,247,186
Series 2017-JP6, Class A5, 3.49%, 07/15/50		1,180	1,206,598
JPMDB Commercial Mortgage Securities Trust:
Series 2017-C5, Class C, 4.51%, 03/15/50 (d)		240	246,331
Series 2017-C5, Class D, 4.57%, 03/15/50 (b)(d)		3,549	3,442,301
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2012-CBX, Class A4FL, (1 mo. LIBOR US + 1.300%), 3.78%, 06/15/45 (a)(b)		430	438,624
Series 2014-C20, Class A5, 3.81%, 07/15/47		1,990	2,070,226
Series 2014-C21, Class A5, 3.78%, 08/15/47		1,420	1,475,517
Series 2014-C22, Class A4, 3.80%, 09/15/47		563	584,993
Series 2015-UES, Class C, 3.74%, 09/05/32 (b)(d)		3,431	3,440,576
Series 2015-UES, Class E, 3.74%, 09/05/32 (b)(d)		3,880	3,850,984
Series 2016-NINE, Class A, 2.85%, 10/06/38 (b)(d)		4,650	4,547,200
Series 2017-JP5, Class D, 4.65%, 03/15/50 (b)(d)		1,650	1,607,492
Series 2017-JP7, Class B, 4.05%, 09/15/50		320	327,897
Series 2017-MAUI, Class A, (1 mo. LIBOR US + 0.830%), 3.32%, 07/15/34 (a)(b)		1,470	1,464,458
Series 2017-MAUI, Class D, (1 mo. LIBOR US + 1.950%), 4.44%, 07/15/34 (a)(b)		470	470,287
Series 2017-MAUI, Class F, (1 mo. LIBOR US + 3.750%), 6.24%, 07/15/34 (a)(b)		240	237,325
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class F, 6.17%, 06/15/38 (d)		268	273,409

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Lehman Brothers Small Balance Commercial Mortgage Trust:
Series 2006-2A, Class M2, (1 mo. LIBOR US + 0.390%), 2.88%, 09/25/36 (a)(b)	USD	670	$648,355
Series 2007-1A, Class 1A, (1 mo. LIBOR US + 0.250%), 2.74%, 03/25/37 (a)(b)		1,255	1,216,828
MAD Mortgage Trust:
Series 2017-330M, Class D, 3.71%, 08/15/34 (b)(d)		1,085	1,084,714
Series 2017-330M, Class E, 3.76%, 08/15/34 (b)(d)		3,010	2,912,225
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class F, 6.32%, 09/12/42 (b)(d)		1,350	1,373,811
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C16, Class A5, 3.89%, 06/15/47		3,880	4,053,347
Series 2015-C23, Class A4, 3.72%, 07/15/50		1,016	1,052,855
Series 2015-C23, Class D, 4.13%, 07/15/50 (b)(d)		412	387,296
Series 2015-C24, Class A4, 3.73%, 05/15/48		840	871,438
Series 2015-C25, Class C, 4.53%, 10/15/48 (d)		430	446,739
Series 2015-C26, Class A5, 3.53%, 10/15/48		810	832,439
Series 2015-C26, Class D, 3.06%, 10/15/48 (b)		762	672,037
Series 2017-C33, Class C, 4.56%, 05/15/50 (d)		840	843,322
Morgan Stanley Capital Barclays Bank Trust,
Series 2016-MART, Class A, 2.20%, 09/13/31 (b)		820	808,590
Morgan Stanley Capital I Trust:
Series 2006-IQ11, Class C, 6.24%, 10/15/42 (d)		1,601	1,649,044
Series 2006-T21, Class AJ, 5.27%, 10/12/52 (d)		145	145,051
Series 2007-T27, Class AJ, 5.95%, 06/11/42 (d)		2,181	2,301,788
Series 2014-CPT, Class E, 3.45%, 07/13/29 (b)(d)		250	249,423
Series 2014-CPT, Class F, 3.45%, 07/13/29 (b)(d)		1,789	1,771,400
Series 2014-CPT, Class G, 3.45%, 07/13/29 (b)(d)		1,290	1,266,319
Series 2015-MS1, Class C, 4.03%, 05/15/48 (d)		1,000	1,006,428
Series 2015-MS1, Class D, 4.03%, 05/05/48 (b)(d)		310	286,960
Series 2017-CLS, Class F, (1 mo. LIBOR US + 2.600%), 5.08%, 11/15/34 (a)(b)		6,092	6,057,621
Series 2017-H1, Class A5, 3.53%, 06/15/50		198	202,256
Series 2017-H1, Class C, 4.28%, 06/15/50 (d)		950	942,278
Series 2017-H1, Class D, 2.55%, 06/15/50 (b)		4,190	3,387,280
Series 2017-JWDR, Class D, (1 mo. LIBOR US + 1.950%), 4.43%, 11/15/34 (a)(b)		1,020	1,021,906
Series 2018-H3, Class C, 4.85%, 07/15/51 (d)		1,400	1,464,935
Series 2018-MP, Class E, 4.28%, 07/11/40 (b)(d)		1,640	1,538,469
Series 2018-SUN, Class F, (1 mo. LIBOR US + 2.550%), 4.61%, 07/15/35 (a)(b)		2,240	2,224,554

58	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust: (continued)
Series 2019-AGLN, Class D, (1 mo. LIBOR US + 1.750%), 4.25%, 03/15/34 (a)(b)	USD	3,605	$3,604,312
Series 2019-AGLN, Class F, (1 mo. LIBOR US + 2.600%), 5.10%, 03/15/34 (a)(b)		3,840	3,839,273
Series 2019-L2, Class A4, 4.07%, 03/15/52		1,728	1,838,087
Morgan Stanley Capital I, Inc.:
Series 2017-HR2, Class D, 2.73%, 12/15/50		430	358,571
Series 2017-JWDR, Class E, (1 mo. LIBOR US + 3.050%), 5.53%, 11/15/34 (a)(b)		1,890	1,898,260
Series 2018-H3, Class A5, 4.18%, 07/15/51		810	867,333
Series 2018-H3, Class D, 3.00%, 07/15/51 (b)		960	810,770
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class A, (1 mo. LIBOR US + 0.950%), 3.44%, 06/15/35 (a)(b)		810	802,000
Olympic Tower Mortgage Trust, Series 2017-OT, Class E, 3.95%, 05/10/39 (b)(d)		2,910	2,735,306
Prima Capital CRE Securitization Ltd., Series 2015-4A, Class C, 4.00%, 08/24/49 (b)(c)		900	897,300
RAIT Trust, Series 2017-FL7, Class C, (1 mo. LIBOR US + 2.500%), 4.98%, 06/15/37 (a)(b)		550	542,373
Resource Capital Corp. Ltd.:
Series 2017-CRE5, Class A, (1 mo. LIBOR US + 0.800%), 3.28%, 07/15/34 (a)(b)		205	204,447
Series 2017-CRE5, Class B, (1 mo. LIBOR US + 2.000%), 4.48%, 07/15/34 (a)(b)		939	931,674
RSO, Series 17, Class REPO, 5.20%, 07/17/20 (b)(c)(j)		9,872	9,773,274
U.S. Mortgage, Series 2018-USDC, Class F, 4.49%, 05/09/38 (b)(d)		1,420	1,372,786
Velocity Commercial Capital Loan Trust:
Series 2016-1, Class M4, 8.75%, 04/25/46 (b)(d)		370	426,697
Series 2016-2, Class M1, 3.66%, 10/25/46 (d)		360	363,180
Series 2016-2, Class M2, 4.46%, 10/25/46 (d)		200	201,349
Series 2016-2, Class M3, 5.50%, 10/25/46 (d)		800	825,824
Series 2016-2, Class M4, 7.23%, 10/25/46 (d)		370	384,371
Series 2017-1, Class M2, 4.45%, 05/25/47 (b)(d)		410	407,815
Series 2017-1, Class M3, 5.35%, 05/25/47 (b)(d)		410	414,142
Series 2017-2, Class M3, 4.24%, 11/25/47 (b)(d)		670	668,872
Series 2017-2, Class M4, 5.00%, 11/25/47 (b)(d)		402	400,862
Series 2018-1, Class M2, 4.26%, 04/25/48 (b)		356	361,703
VNDO Mortgage Trust, Series 2013-PENN, Class D, 3.95%, 12/13/29 (b)(d)		550	551,571
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class A, (1 mo. LIBOR US + 1.350%), 3.83%, 06/15/29 (a)(b)		4,735	4,734,874
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC18, Class A5, 3.41%, 12/15/47		550	559,852
Series 2015-C27, Class C, 3.89%, 02/15/48		902	875,373
Series 2015-C28, Class A4, 3.54%, 05/15/48		930	951,656
Series 2015-C31, Class A4, 3.70%, 11/15/48		590	610,737
Series 2015-NXS2, Class A5, 3.77%, 07/15/58 (d)		3,050	3,165,785
Series 2015-NXS4, Class A4, 3.72%, 12/15/48		608	628,105

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust: (continued)
Series 2015-NXS4, Class D, 3.60%, 12/15/48 (d)	USD	95	$89,512
Series 2015-P2, Class A4, 3.81%, 12/15/48		2,150	2,242,491
Series 2015-P2, Class D, 3.24%, 12/15/48 (b)		1,784	1,505,727
Series 2017-C38, Class A5, 3.45%, 07/15/50		2,071	2,099,072
Series 2017-C39, Class A5, 3.42%, 09/15/50		1,329	1,346,514
Series 2017-C39, Class C, 4.12%, 09/15/50		. 590	580,532
Series 2017-C39, Class D, 4.36%, 09/15/50 (b)(d)		594	566,103
Series 2017-C41, Class D, 2.60%, 11/15/50 (b)(d)		1,772	1,450,078
Series 2017-HSDB, Class A, (1 mo. LIBOR US + 0.850%), 3.35%, 12/13/31 (a)(b)		1,508	1,503,995
Series 2018-1745, Class A, 3.75%, 06/15/36 (b)(d)		930	961,793
Series 2018-BXI, Class E, (1 mo. LIBOR US + 2.157%), 4.64%, 12/15/36 (a)(b)		890	890,769
Series 2018-C44, Class D, 3.00%, 05/15/51 (b)		1,100	884,229
Series 2018-C45, Class C, 4.73%, 06/15/51		. 530	541,859
Series 2019-C49, Class A5, 4.02%, 03/15/52 .		2,283	2,407,939
WFRBS Commercial Mortgage Trust:
Series 2011-C3, Class A3FL, (1 mo. LIBOR US + 0.950%), 3.43%, 03/15/44 (a)(b)		64	64,074
Series 2014-C21, Class A5, 3.68%, 08/15/47		1,515	1,566,464

Total Commercial Mortgage-Backed Securities — 3.0% (Cost: $405,310,738)			409,372,176

Interest Only Collateralized Mortgage Obligations — 0.0%
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class BIO, 1.24%, 07/25/56 (b)(d)		3,285	384,741

Interest Only Commercial Mortgage-Backed Securities — 0.2%
245 Park Avenue Trust, Series 2017-245P, Class XA, 0.27%, 06/05/37 (b)(d)		13,000	181,870
Banc of America Commercial Mortgage Trust:
Series 2017-BNK3, Class XB, 0.63%, 02/15/50 (d)		11,850	526,334
Series 2017-BNK3, Class XD, 1.29%, 02/15/50 (b)(d)		5,000	424,100
Barclays Commercial Mortgage Trust, Series 2015-SRCH, Class XA, 0.96%, 08/10/35 (b)(d)		17,710	1,105,104
Benchmark Mortgage Trust, Series 2019-B9, Class XA, 1.05%, 03/15/52 (d)		21,034	1,750,597
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class XD, 1.70%, 01/10/48 (b)(d)		5,497	543,818
Series 2016-C4, Class XA, 1.73%, 05/10/58 (d)		6,140	566,550
Series 2016-C4, Class XB, 0.73%, 05/10/58 (d)		5,810	273,070
Commercial Mortgage Pass-Through Certificates:
Series 2013-CR6, Class XA, 1.06%, 03/10/46 (d)		20,460	608,905
Series 2015-3BP, Class XA, 0.06%, 02/10/35 (b)(d)		150,000	826,500

M A S T E R P O R T F O L I O C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	59

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Interest Only Commercial Mortgage-Backed Securities (continued)
Commercial Mortgage Pass-Through Certificates: (continued)
Series 2015-CR25, Class XA, 0.91%, 08/10/48 (d)	USD	23,215	$997,437
Series 2018-COR3, Class XD, 1.75%, 05/10/51 (b)(d)		3,200	412,771
Core Industrial Trust:
Series 2015-TEXW, Class XA, 0.77%, 02/10/34 (b)(d)		12,812	239,181
Series 2015-WEST, Class XA, 0.94%, 02/10/37 (b)(d)		9,716	474,827
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class XB, 0.14%, 11/15/50 (d)		12,490	208,361
Deutsche Bank JPMorgan Mortgage Trust, Series 2017-C6, Class XD, 1.00%, 06/10/50 (b)(d)		5,780	360,210
FREMF Mortgage Trust, Series 2015-K718, Class X2A, 0.10%, 02/25/48 (b)(d)		90,267	198,273
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class XA, 0.86%, 09/15/47 (d)		2,110	77,803
Series 2014-C23, Class XA, 0.71%, 09/15/47 (d)		33,638	900,052
Series 2015-C29, Class XA, 0.80%, 05/15/48 (d)		2,746	77,473
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class XC, 0.75%, 12/15/49 (b)(d)		4,940	237,533
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-LC11, Class XB, 0.51%, 04/15/46 (d)		4,570	93,316
Series 2016-JP3, Class XC, 0.75%, 08/15/49 (b)(d)		13,040	602,448
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 1.11%, 03/10/50 (b)(d)		3,557	161,585
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C19, Class XF, 1.19%, 12/15/47 (b)(d)		4,370	228,507
Series 2015-C22, Class XA, 1.10%, 04/15/48 (d)		2,965	140,393
Series 2015-C26, Class XD, 1.35%, 10/15/48 (b)(d)		4,490	345,056
Series 2016-C31, Class XA, 1.43%, 11/15/49 (d)		2,597	201,512
Morgan Stanley Capital I Trust:
Series 2016-UBS9, Class XD, 1.54%, 03/15/49 (b)(d)		13,984	1,323,446
Series 2017-H1, Class XD, 2.20%, 06/15/50 (b)(d)		3,293	494,543
Series 2018-H4, Class XA, 0.87%, 12/15/51 (d)		13,981	932,613
Series 2019-L2, Class XA, 1.20%, 03/15/52 (d)		8,874	737,615
Olympic Tower Mortgage Trust, Series 2017-OT, Class XA, 0.38%, 05/10/39 (b)(d)		36,697	1,076,690
One Market Plaza Trust:
Series 2017-1MKT, Class XCP, 0.09%, 02/10/32 (b)(d)		53,230	218,243

Security		Par (000)	Value

Interest Only Commercial Mortgage-Backed Securities (continued)
One Market Plaza Trust: (continued)
Series 2017-1MKT, Class XNCP, 0.00%, 02/10/32 (b)(c)(d)	USD	10,646	$106
UBS Commercial Mortgage Trust, Series 2018-C14, Class XA, 1.01%, 12/15/51 (d)		4,992	379,520
Wells Fargo Commercial Mortgage Trust:
Series 2015-NXS1, Class XB, 0.35%, 05/15/48 (d)		3,210	93,282
Series 2015-NXS4, Class XA, 0.93%, 12/15/48 (d)		3,179	148,456
Series 2016-BNK1, Class XD, 1.26%, 08/15/49 (b)(d)		3,420	254,380
Series 2018-C44, Class XA, 0.76%, 05/15/51 (d)		13,898	757,002

Total Interest Only Commercial Mortgage-Backed Securities — 0.2% (Cost: $19,056,808)			19,179,482

Principal Only Collateralized Mortgage Obligations — 0.0%
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class B, 0.00%, 07/25/56 (b)(j)		1,617	133,117

Total Non-Agency Mortgage-Backed Securities — 4.8% (Cost: $651,403,044)			649,650,962

Preferred Securities — 0.7%

Capital Trusts — 0.7%

Banks — 0.2%
Banco Mercantil del Norte SA:
(5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 5.035%), 6.88% (b)(l)(m)		903	897,356
(10 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 5.353%), 7.63% (b)(l)(m)		903	903,000
Bank of America Corp., (3 mo. LIBOR US + 2.931%), 5.88% (l)(m)		1,685	1,709,685
Bank of East Asia Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.682%), 5.63% (l)(m)		285	286,087
BNP Paribas SA, (5 yr. Swap Semi 30/360 US + 5.150%), 7.38% (b)(l)(m)		2,295	2,435,569
Cooperatieve Rabobank UA, (3 mo. LIBOR US + 10.868%), 11.00% (b)(l)(m)		7,080	7,212,750
Emirates NBD PJSC, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.656%), 6.13% (l)(m)		1,650	1,661,962
HSBC Holdings PLC, (USD Swap Rate 11:00 am NY 1 + 3.746%), 6.00% (l)(m)		10,345	10,257,068
Itau Unibanco Holding SA:
(5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.981%), 6.13% (b)(l)(m)		1,607	1,572,859
(5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.863%), 6.50% (b)(l)(m)		946	935,599
Lehman Brothers Holdings Capital Trust VII, 5.86% (c)(g)(k)(m)		1,888	—

60	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Banks (continued)
Nordea Bank Abp, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.110%), 6.63% (b)(l)(m)	USD	4,805	$4,792,987
Shinhan Financial Group Co. Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.051%), 5.88% (l)(m)		900	925,762
United Overseas Bank Ltd., (5 yr. Swap Semi 30/360 US + 1.794%), 3.88% (l)(m)		864	829,928

			34,420,612

Capital Markets — 0.3%
Bank of New York Mellon Corp., Series F, (3 mo. LIBOR US + 3.131%), 4.63% (l)(m)		6,967	6,583,815
Credit Suisse Group AG, (5 yr. Swap Semi 30/360 US + 4.332%), 7.25% (b)(l)(m)		6,995	7,021,231
State Street Corp., (3 mo. LIBOR US + 2.539%), 5.63% (l)(m)		9,655	9,727,412
UBS Group Funding Switzerland AG, (5 yr. Swap Semi 30/360 US + 4.344%), 7.00% (b)(l)(m)		11,250	11,419,087

			34,751,545

Commercial Services & Supplies — 0.0%
King Talent Management Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.521%), 5.60% (l)(m)		600	529,965

Construction & Engineering — 0.0%
Chalieco Hong Kong Corp. Ltd., (3 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 8.292%), 5.70% (l)(m)		200	200,855

Industrial Conglomerates — 0.0%
Tewoo Group No. 5 Ltd., (3 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 8.373%), 5.80% (l)(m)		350	294,264

Insurance — 0.0%
Heungkuk Life Insurance Co. Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.472%), 4.48%, 11/09/47 (l)		1,000	938,750
KDB Life Insurance Co. Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.658%), 7.50%, 05/21/78 (l)		900	862,771
Mitsui Sumitomo Insurance Co. Ltd., (5 yr. Swap Semi 30/360 US + 3.256%), 4.95% (l)(m)		3,000	3,071,250

			4,872,771

Machinery — 0.0%
Weichai International Hong Kong Energy Group Co. Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 6.084%), 3.75% (l)(m)		278	270,126

Media — 0.1%
NBCUniversal Enterprise, Inc., 5.25% (b)(m)		10,010	10,160,150

Oil, Gas & Consumable Fuels — 0.1%
Enbridge, Inc., (3 mo. LIBOR US + 3.418%), 5.50%, 07/15/77 (l)		10,120	9,563,400
PTTEP Treasury Center Co. Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.724%), 4.60% (l)(m)		825	819,922

			10,383,322

Security		Par (000)	Value

Real Estate Management & Development — 0.0%
Agile Group Holdings Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 9.216%), 6.88% (l)(m)	USD	200	$195,177

Transportation Infrastructure — 0.0%
Royal Capital BV, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 5.930%), 4.88% (l)(m)		219	212,844

Wireless Telecommunication Services — 0.0%
Vodafone Group PLC, (5 yr. Swap Semi 30/360 US + 4.873%), 7.00%, 04/04/79 (l)		4,205	4,266,987

Total Preferred Securities — 0.7% (Cost: $100,541,494)			100,558,618

		Par (000)

Taxable Municipal Bonds — 4.4%
American Municipal Power, Inc. RB:
7.83%, 02/15/41		1,500	2,261,370
6.45%, 02/15/44		4,635	6,241,584
Arizona Health Facilities Authority RB, 2.55%, 01/01/37 (d)		1,355	1,298,984
Arizona State University RB, 5.00%, 07/01/43		1,160	1,353,952
Bay Area Toll Authority RB:
6.92%, 04/01/40		3,145	4,373,060
7.04%, 04/01/50		11,815	18,072,460
Berks County Industrial Development Authority RB:
5.00%, 11/01/47		1,780	2,002,162
5.00%, 11/01/50		1,660	1,861,707
Buckeye Tobacco Settlement Financing Authority RB, 5.88%, 06/01/47		5,210	5,080,063
California Health Facilities Financing Authority RB:
5.00%, 08/15/33		1,190	1,409,567
5.00%, 08/15/47		1,650	1,859,616
California Pollution Control Financing Authority RB, 5.00%, 11/21/45 (b)		1,000	1,054,730
Canaveral Port Authority RB:
5.00%, 06/01/45		1,890	2,124,492
5.00%, 06/01/48		1,890	2,175,314
Central Puget Sound Regional Transit Authority RB, 5.00%, 11/01/50		1,730	1,950,835
Central Texas Regional Mobility Authority RB:
5.00%, 01/01/45		900	995,022
5.00%, 01/01/46		900	999,900
Chesapeake Bay Bridge & Tunnel District RB, 5.00%, 07/01/51		700	775,103
Chesapeake Bay Bridge & Tunnel District RB AGM, 5.00%, 07/01/41		880	1,014,966
Chicago O’Hare International Airport RB, 4.47%, 01/01/49		2,895	3,180,158
City & County of Denver, CO RB:
5.00%, 08/01/44		2,950	3,389,963
5.00%, 08/01/48		2,170	2,487,862
City of Atlanta, GA Water & Wastewater Revenue RB:
5.00%, 11/01/40		885	1,008,431
5.00%, 11/01/41		1,680	1,978,805

M A S T E R P O R T F O L I O C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	61

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value
City of Aurora, CO Water Revenue RB:
5.00%, 08/01/41	USD	3,500	$4,062,100
5.00%, 08/01/46		3,530	4,077,221
City of Austin, TX Water & Wastewater System Revenue RB, 5.00%, 11/15/43		1,650	1,846,713
City of Columbia, SC Waterworks & Sewer System Revenue RB, 5.00%, 02/01/42		1,350	1,596,740
City of New York, NY GO, 3.76%, 12/01/27		2,675	2,791,068
City of Philadelphia, PA Airport Revenue RB, 5.00%, 07/01/42		1,000	1,134,700
City of Riverside, CA Electric Revenue RB, 7.61%, 10/01/40		1,325	2,004,513
City of San Antonio, TX Electric & Gas Systems Revenue RB, 5.00%, 02/01/48		730	797,364
City Public Service Board of San Antonio, TX RB, 5.81%, 02/01/41		3,260	4,316,794
Colorado Health Facilities Authority RB, 5.25%, 02/01/31		785	826,629
Commonwealth Financing Authority RB:
3.86%, 06/01/38		2,325	2,362,107
4.14%, 06/01/38		1,730	1,815,652
Commonwealth of Puerto Rico GO, 8.00%, 07/01/35 (g)(k)		12,415	6,440,281
Connecticut State Health & Educational Facility Authority RB, 5.00%, 07/01/45		1,700	1,840,726
Contra Costa Community College District GO, 6.50%, 08/01/34		570	743,753
County of King, WA Sewer Revenue RB, 5.00%, 07/01/47		1,780	1,984,326
County of Miami-Dade, FL Aviation RB, 4.06%, 10/01/31		1,765	1,855,933
County of Miami-Dade, FL Aviation Revenue RB:
3.35%, 10/01/29		560	558,387
3.45%, 10/01/30		1,030	1,024,613
3.50%, 10/01/31		965	963,253
5.00%, 10/01/38		1,600	1,797,344
5.00%, 10/01/40		1,650	1,893,276
County of Wake, NC GO:
5.00%, 03/01/20		1,890	1,950,140
5.00%, 03/01/21		2,670	2,846,140
5.00%, 03/01/22		2,670	2,932,861
5.00%, 03/01/23		2,695	3,046,482
Dallas Area Rapid Transit RB:
5.00%, 12/01/41		1,780	2,031,710
5.00%, 12/01/46		2,410	2,739,134
Dallas/Fort Worth International Airport RB:
5.00%, 11/01/42		2,025	2,157,820
Series A, 5.00%, 11/01/43		60	62,474
5.00%, 11/01/45		3,670	3,822,489
5.00%, 11/01/45		2,650	2,822,436
District of Columbia RB:
5.00%, 07/15/34		775	883,818
5.00%, 07/15/35		775	880,013
DuBois Hospital Authority RB, 5.00%, 07/15/43		1,290	1,457,868
Dutchess County Local Development Corp. RB, 5.00%, 07/01/46		2,685	3,006,932
Grand Parkway Transportation Corp. RB, 5.00%, 10/01/43		3,230	3,802,033
Grant County Public Utility District No. 2 RB, 4.58%, 01/01/40		600	657,774
Great Lakes Water Authority Water Supply System Revenue RB, 5.25%, 07/01/33		755	896,177
Health & Educational Facilities Authority of the State of Missouri RB:
5.00%, 11/15/29		840	983,665
3.65%, 01/15/46		1,165	1,175,823
3.09%, 09/15/51		3,955	3,533,713
Idaho Health Facilities Authority RB, 5.00%, 12/01/47		1,155	1,319,853

Security		Par (000)	Value
Indiana Finance Authority RB, 5.00%, 10/01/45 .	USD	3,120	$3,501,919
Indiana Housing & Community Development Authority RB GNMA Collateral, 3.80%, 07/01/38		930	958,523
JobsOhio Beverage System RB, 3.99%, 01/01/29		8,385	8,881,392
Kentucky Economic Development Finance Authority RB, 5.25%, 06/01/50		850	910,384
Kentucky Turnpike Authority RB, 5.00%, 07/01/20		1,330	1,384,410
Las Vegas Valley Water District GO, 5.00%, 06/01/46		1,050	1,200,024
Lexington County Health Services District, Inc. RB, 5.00%, 11/01/41		960	1,052,938
Los Angeles Community College District GO, 6.60%, 08/01/42		5,160	7,434,734
Los Angeles Department of Water & Power RB, 6.60%, 07/01/50		2,645	3,963,453
Los Angeles Unified School District GO:
5.75%, 07/01/34		415	510,155
6.76%, 07/01/34		7,405	9,852,649
Louisiana Public Facilities Authority RB, 5.00%, 07/01/48		1,240	1,406,011
Louisville & Jefferson County Metropolitan Sewer District RB, 5.00%, 05/15/25		1,975	2,337,610
Maryland Community Development Administration RB, 3.85%, 09/01/33		1,620	1,713,182
Maryland Health & Higher Educational Facilities Authority RB, 5.25%, 07/01/27		815	929,010
Maryland Stadium Authority RB, 5.00%, 05/01/41		1,580	1,801,326
Massachusetts Bay Transportation Authority RB:
5.00%, 07/01/39		970	1,140,235
5.00%, 07/01/40		1,020	1,196,215
Massachusetts Development Finance Agency RB:
5.00%, 07/01/43		2,390	2,712,985
5.00%, 07/01/47		1,260	1,421,104
5.00%, 07/01/48		2,535	2,863,840
5.00%, 07/01/53		2,500	2,799,975
Massachusetts Educational Financing Authority RB, 5.00%, 01/01/22		500	540,055
Massachusetts Housing Finance Agency RB:
4.50%, 12/01/39		940	981,952
4.60%, 12/01/44		995	1,040,173
4.50%, 12/01/48		1,160	1,222,014
Massachusetts Port Authority RB, 5.00%, 07/01/43		1,590	1,803,171
Massachusetts Water Resources Authority RB, 5.00%, 08/01/40		920	1,068,102
Mesquite Independent School District GO PSF, 5.00%, 08/15/42		1,700	1,965,030
Metropolitan Atlanta Rapid Transit Authority RB:
4.00%, 07/01/25		1,425	1,616,477
5.00%, 07/01/45		1,380	1,596,191
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB:
5.00%, 07/01/40		930	1,041,721
5.00%, 07/01/46		1,800	2,010,870
Metropolitan St. Louis Sewer District RB:
5.00%, 05/01/42		2,670	3,121,684
5.00%, 05/01/47		2,290	2,670,209
Metropolitan Transportation Authority RB:
5.87%, 11/15/39		735	905,189
6.67%, 11/15/39		350	472,332
6.69%, 11/15/40		1,160	1,566,197
6.81%, 11/15/40		860	1,172,825

62	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Metropolitan Transportation Authority RB: (continued) 5.00%, 11/15/45	USD	880	$978,850
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB:
7.46%, 10/01/46		1,060	1,599,254
5.00%, 10/01/53		1,000	1,047,660
Metropolitan Washington Airports Authority RB, 5.00%, 10/01/32		2,710	3,155,334
Michigan Finance Authority RB:
5.00%, 06/01/39		840	932,778
5.00%, 11/15/41		850	952,212
5.00%, 12/01/47		7,010	7,597,368
Michigan State Housing Development Authority RB:
3.55%, 10/01/33		1,055	1,086,017
4.00%, 10/01/43		1,010	1,045,845
4.05%, 10/01/48		465	479,187
4.15%, 10/01/53		2,400	2,475,264
Mississippi Hospital Equipment & Facilities Authority RB, 5.00%, 09/01/46		1,610	1,765,429
Municipal Electric Authority of Georgia RB, 6.64%, 04/01/57		1,610	1,811,894
New Hope Cultural Education Facilities Finance Corp. RB, 5.00%, 08/15/47		1,380	1,582,529
New Jersey State Turnpike Authority RB, 7.41%, 01/01/40		2,329	3,498,205
New Jersey Transportation Trust Fund Authority RB, 5.00%, 06/15/29		915	1,045,168
New Orleans Aviation Board RB, 5.00%, 01/01/40		1,140	1,253,396
New York City Housing Development Corp. RB:
3.70%, 11/01/38		1,090	1,117,021
3.85%, 11/01/43		3,300	3,385,668
4.00%, 11/01/53		3,510	3,584,236
New York City Transitional Finance Authority Building Aid Revenue RB, 5.00%, 07/15/40		930	1,065,929
New York City Transitional Finance Authority Future Tax Secured Revenue RB:
3.55%, 05/01/25		5,040	5,240,088
3.05%, 05/01/27		4,675	4,689,726
3.90%, 08/01/31		4,860	5,069,223
5.00%, 05/01/36		990	1,152,350
New York City Water & Sewer System RB:
5.75%, 06/15/41		1,330	1,761,997
6.01%, 06/15/42		665	907,226
5.38%, 06/15/43		4,410	4,671,733
5.44%, 06/15/43		1,775	2,290,016
5.50%, 06/15/43		5,285	5,618,853
5.88%, 06/15/44		1,240	1,695,117
New York Convention Center Development Corp. RB:
5.00%, 11/15/40		930	1,058,052
5.00%, 11/15/46		2,370	2,730,311
New York Liberty Development Corp. RB, 5.00%, 11/15/44 (b)		2,200	2,344,980
New York State Dormitory Authority RB:
5.00%, 02/15/36		1,870	2,214,604
5.00%, 02/15/37		950	1,120,905
5.00%, 02/15/38		940	1,105,835
5.00%, 02/15/40		945	1,105,858
5.39%, 03/15/40		1,470	1,776,480
New York State Urban Development Corp. RB:
3.12%, 03/15/25		2,900	2,958,783
3.25%, 03/15/25		2,325	2,388,635
3.32%, 03/15/29		4,035	4,060,380
New York Transportation Development Corp. RB: 5.00%, 08/01/20		2,200	2,272,820

Security	Par (000)		Value

New York Transportation Development Corp. RB: (continued)
5.00%, 07/01/46	USD	730	$790,159
5.25%, 01/01/50		5,190	5,660,266
North Carolina Turnpike Authority RB AGM, 5.00%, 01/01/35		1,290	1,530,688
North Texas Tollway Authority RB, 5.00%, 01/01/43		1,245	1,447,188
Ohio Turnpike & Infrastructure Commission RB, 5.00%, 02/15/48		1,720	1,872,203
Oklahoma Development Finance Authority RB:
5.25%, 08/15/43		1,000	1,141,920
5.25%, 08/15/48		500	567,750
5.50%, 08/15/57		4,760	5,451,295
Orange County Local Transportation Authority RB, 6.91%, 02/15/41		2,790	3,798,306
Oregon School Boards Association GO, 5.49%, 06/30/23		2,350	2,633,997
Oregon School Boards Association GO AMBAC, 4.76%, 06/30/28		4,460	4,866,484
Pennsylvania Economic Development Financing Authority RB:
5.00%, 12/31/22		1,000	1,094,530
5.00%, 12/31/38		320	352,173
Pennsylvania Turnpike Commission RB:
5.00%, 12/01/43		3,460	3,969,727
5.00%, 12/01/46		1,120	1,264,704
5.00%, 12/01/48		11,290	13,231,767
5.00%, 12/01/48		2,805	3,206,227
Port Authority of New York & New Jersey RB:
5.65%, 11/01/40		2,165	2,801,618
4.96%, 08/01/46		2,660	3,243,099
5.00%, 11/15/47		860	987,856
4.93%, 10/01/51		1,045	1,260,991
4.46%, 10/01/62		3,155	3,534,641
Port of Seattle, WA RB, 5.00%, 05/01/43		930	1,053,885
Public Power Generation Agency RB, 5.00%, 01/01/35		1,070	1,220,453
Putnam County Development Authority RB, 5.00%, 03/15/42		2,965	3,403,731
Regents of the University of California Medical Center Pooled Revenue RB:
5.00%, 05/15/47		1,500	1,702,335
6.58%, 05/15/49		2,860	3,959,270
Royal Oak Hospital Finance Authority RB, 5.00%, 09/01/39		1,160	1,271,290
Sacramento County Sanitation Districts Financing Authority RB, 2.29%, 12/01/35 (d)		1,940	1,899,299
Salt Lake City Corp. Airport Revenue RB:
5.00%, 07/01/47		2,960	3,359,126
5.00%, 07/01/47		1,100	1,269,928
Salt River Project Agricultural Improvement & Power District RB:
5.00%, 01/01/36		1,840	2,217,734
5.00%, 12/01/45		6,365	7,238,023
San Antonio Water System RB, 5.00%, 05/15/39		1,520	1,710,942
San Diego County Regional Airport Authority RB, 5.00%, 07/01/47		1,640	1,901,170
San Diego Public Facilities Financing Authority Sewer Revenue RB, 5.00%, 05/15/39		1,250	1,460,187
San Francisco City & County Airport Comm-San Francisco International Airport RB, 5.00%, 05/01/46		3,330	3,760,003
San Jose Redevelopment Agency Successor Agency TA:
2.96%, 08/01/24		7,265	7,321,522
3.13%, 08/01/28		4,275	4,252,770

M A S T E R P O R T F O L I O C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	63

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

San Jose Redevelopment Agency Successor Agency TA: (continued) 3.25%, 08/01/29	USD	3,585	$3,583,960
South Carolina Ports Authority RB, 5.00%, 07/01/55		920	1,028,063
South Carolina Public Service Authority RB, 2.39%, 12/01/23		2,532	2,451,710
Spartanburg County School District No. 7 GO SCSDE, 5.00%, 03/01/48		645	763,938
State of California GO:
5.00%, 10/01/25		3,685	4,424,211
7.50%, 04/01/34		2,210	3,190,467
4.60%, 04/01/38		16,540	17,621,054
7.55%, 04/01/39		3,715	5,642,045
7.30%, 10/01/39		2,575	3,726,102
7.35%, 11/01/39		720	1,047,989
State of Connecticut GO, 3.31%, 01/15/26		4,655	4,677,996
State of Illinois GO:
5.00%, 05/01/20		1,380	1,419,220
5.00%, 11/01/22		785	846,332
5.00%, 11/01/24		4,450	4,866,520
5.00%, 12/01/24		870	952,302
5.00%, 11/01/25		4,300	4,740,578
5.00%, 11/01/26		4,590	5,065,799
5.10%, 06/01/33		13,140	12,911,627
State of Texas GO:
5.00%, 04/01/40		1,310	1,512,945
5.00%, 04/01/43		2,100	2,414,559
State of Washington GO:
5.00%, 08/01/40		2,720	3,101,154
5.00%, 08/01/40		1,120	1,315,048
5.00%, 02/01/41		1,880	2,192,193
5.00%, 08/01/41		1,175	1,380,073
State of West Virginia GO, 5.00%, 12/01/40		810	963,649
State of Wisconsin GO:
5.00%, 05/01/36		1,520	1,742,163
5.00%, 05/01/38		1,530	1,750,534
State of Wisconsin RB:
5.00%, 05/01/25		1,810	2,152,018
3.15%, 05/01/27		1,900	1,910,545
Sumter Landing Community Development District RB, 4.17%, 10/01/47		920	934,573
Tennessee Housing Development Agency RB:
3.75%, 07/01/38		980	1,015,790
3.85%, 07/01/43		460	471,353
3.95%, 01/01/49		365	375,001
Texas A&M University RB, 2.84%, 05/15/27		2,240	2,239,821
Texas Municipal Gas Acquisition & Supply Corp. RB, 6.25%, 12/15/26		790	917,506
Texas Private Activity Bond Surface Transportation Corp. RB, 5.00%, 12/31/55		370	400,037
Tobacco Settlement Finance Authority RB, 7.47%, 06/01/47		6,640	6,625,060
Tobacco Settlement Financing Corp. RB, 6.71%, 06/01/46		4,195	4,052,957
TSASC, Inc. RB, 5.00%, 06/01/41		1,700	1,834,028
University of California RB:
3.06%, 07/01/25		1,865	1,897,861
4.60%, 05/15/31		1,950	2,176,258
4.86%, 05/15/2112		1,415	1,591,932
University of Delaware RB, 4.22%, 11/01/58		2,175	2,359,549
University of Houston RB, 5.00%, 02/15/36		2,560	2,956,109
University of Oregon RB, 5.00%, 04/01/46		1,270	1,447,025
Virginia Small Business Financing Authority RB:
5.00%, 12/31/52		2,535	2,769,082
5.00%, 12/31/56		2,190	2,385,720
Washington Metropolitan Area Transit Authority RB, 5.00%, 07/01/36		1,045	1,236,799
Weld County School District No. RE-4 GO, 5.25%, 12/01/41		1,560	1,840,894

Security	Par (000)		Value

West Virginia Hospital Finance Authority RB:
5.00%, 06/01/19	USD	895	$899,860
5.00%, 06/01/20		965	999,701
5.00%, 06/01/21		960	1,022,669
5.00%, 06/01/22		1,050	1,149,561
5.00%, 06/01/23		870	975,209
5.00%, 06/01/24		935	1,070,276
Wisconsin Health & Educational Facilities Authority RB, 5.00%, 12/15/44		790	868,565

Total Taxable Municipal Bonds — 4.4% (Cost: $586,174,699)			602,769,683

U.S. Government Sponsored

Agency Securities — 56.3%

Agency Obligations — 0.0%
Fannie Mae 6.63%, 11/15/30		1,450	1,996,744

Collateralized Mortgage Obligations — 0.0%
Fannie Mae:
Series 2003-W5, Class A, (1 mo. LIBOR US + 0.110%), 2.60%, 04/25/33 (a)		2	2,063
Series 2005-48, Class AR, 5.50%, 02/25/35		1	1,046
Freddie Mac:
Series 2015-DN1, Class B, (1 mo. LIBOR US + 11.500%), 13.99%, 01/25/25 (a)		497	693,038
Series 2015-HQ2, Class B, (1 mo. LIBOR US + 7.950%), 10.44%, 05/25/25 (a)		526	633,836
Series 2017-DNA2, Class B1, (1 mo. LIBOR US + 5.150%), 7.64%, 10/25/29 (a)		590	666,438
Series 2017-DNA3, Class B1, (1 mo. LIBOR US + 4.450%), 6.94%, 03/25/30 (a)		1,860	1,995,733
Series 2017-HRP1, Class M2, (1 mo. LIBOR US + 2.450%), 4.94%, 12/25/42 (a)		810	823,761

			4,815,915

Commercial Mortgage-Backed Securities — 0.3%
Fannie Mae:
Series 2006-M2, Class A2A, 5.27%, 10/25/32 (d)		1,735	1,902,015
Series 2015-M10, Class A2, 3.09%, 04/25/27 (d)		1,000	1,007,279
Series 2017-M14, Class A2, 2.88%, 11/25/27 (d)		3,010	2,993,480
Series 2017-M7, Class A2, 2.96%, 02/25/27 (d)		5,649	5,657,971
Series 2018-M12, Class A1, 3.55%, 02/25/30		256	267,652
Series 2018-M14, Class A2, 3.58%, 08/25/28 (d)		3,103	3,241,709
Series 2019-M1, Class A2, 3.56%, 09/25/28 (d)		1,640	1,714,223
Freddie Mac:
Series K058, Class A2, 2.65%, 08/25/26		618	611,309
Series K063, Class A2, 3.43%, 01/25/27 (d)		4,965	5,160,087
Series K064, Class A2, 3.22%, 03/25/27		1,493	1,530,163
Series K076, Class A2, 3.90%, 06/25/51		1,246	1,338,809
Series K077, Class A2, 3.85%, 05/25/28 (d)		2,020	2,163,424
Series K083, Class A2, 4.05%, 09/25/28 (d)		4,050	4,404,241
Series K085, Class A2, 4.06%, 10/25/28 (d)		1,173	1,277,116
Series KJ20, Class A2, 3.80%, 12/25/25		1,040	1,091,824
Series KL4F, Class A2AS, 3.68%, 10/25/25 (d)		1,664	1,723,982
Series KW06, Class A2, 3.80%, 06/25/28 (d)		1,040	1,101,982
Ginnie Mae:
Series 2015-97, Class VA, 2.25%, 12/16/38		1,095	1,027,221

64	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
Ginnie Mae: (continued)
Series 2016-158, Class VA, 2.00%, 03/16/35	USD	715	$655,139

			38,869,626

Interest Only Commercial Mortgage-Backed Securities — 0.2%
Fannie Mae:
Series 2013-M5, Class X2, 2.21%, 01/25/22 (d)		7,391	212,550
Series 2015-M4, Class X2, 0.37%, 07/25/22 (d)		33,978	321,210
Series 2017-M12, Class X, 0.33%, 06/25/27 (d)		13,506	273,217
Freddie Mac:
Series K718, Class X1, 0.62%, 01/25/22 (d)		5,769	83,697
Series KW01, Class X1, 0.98%, 01/25/26 (d)		9,722	519,702
Series KW03, Class X1, 0.85%, 06/25/27 (d)		7,683	404,045
Ginnie Mae:
Series 2012-23, Class IO, 0.57%, 06/16/53 (d)		3,495	82,894
Series 2013-191, Class IO, 0.74%, 11/16/53 (d)		2,904	99,887
Series 2013-30, Class IO, 0.80%, 09/16/53 (d)		12,986	534,776
Series 2013-63, Class IO, 0.79%, 09/16/51 (d)		17,643	928,084
Series 2013-78, Class IO, 0.79%, 10/16/54 (d)		15,015	643,887
Series 2014-40, Class AI, 1.00%, 02/16/39		3,171	39,100
Series 2014-52, Class AI, 0.83%, 08/16/41		4,394	92,001
Series 2015-171, Class IO, 0.87%, 11/16/55 (d)		6,162	364,425
Series 2015-173, Class IO, 0.89%, 09/16/55 (d)		6,696	440,878
Series 2015-22, Class IO, 0.73%, 03/16/55 (d)		10,620	535,500
Series 2015-37, Class IO, 0.83%, 10/16/56 (d)		2,408	136,104
Series 2015-48, Class IO, 0.69%, 02/16/50 (d)		5,509	248,961
Series 2016-110, Class IO, 1.03%, 05/16/58 (d)		6,427	498,694
Series 2016-113, Class IO, 1.18%, 02/16/58 (d)		8,663	790,541
Series 2016-119, Class IO, 1.12%, 04/16/58 (d)		11,006	914,883
Series 2016-125, Class IO, 1.06%, 12/16/57 (d)		9,087	719,617
Series 2016-128, Class IO, 0.95%, 09/16/56 (d)		13,452	1,051,135
Series 2016-13, Class IO, 0.92%, 04/16/57 (d)		14,270	919,884
Series 2016-152, Class IO, 0.93%, 08/15/58 (d)		16,773	1,272,049
Series 2016-158, Class IO, 0.91%, 06/16/58 (d)		6,466	466,172
Series 2016-162, Class IO, 1.00%, 09/16/58 (d)		26,319	2,128,928
Series 2016-165, Class IO, 0.97%, 12/16/57 (d)		6,639	524,910
Series 2016-175, Class IO, 0.92%, 09/16/58 (d)		11,408	830,162
Series 2016-26, Class IO, 0.97%, 02/16/58 (d)		33,983	2,428,890
Series 2016-34, Class IO, 0.99%, 01/16/58 (d)		9,832	758,709
Series 2016-35, Class IO, 0.89%, 03/16/58 (d)		13,233	916,760

Security	Par (000)		Value

Interest Only Commercial Mortgage-Backed Securities (continued)
Ginnie Mae: (continued)
Series 2016-36, Class IO, 0.94%, 08/16/57 (d)	USD	11,693	$778,859
Series 2016-67, Class IO, 1.17%, 07/16/57 (d)		7,515	603,350
Series 2016-87, Class IO, 1.00%, 08/16/58 (d)		26,161	1,970,319
Series 2016-92, Class IO, 1.01%, 04/16/58 (d)		8,679	629,643
Series 2016-96, Class IO, 0.99%, 12/16/57 (d)		17,385	1,299,094
Series 2016-97, Class IO, 1.04%, 07/16/56 (d)		9,919	814,836
Series 2017-100, Class IO, 0.81%, 05/16/59 (d)		9,926	672,129
Series 2017-151, Class IO, 0.71%, 09/16/57 (d)		13,467	808,751
Series 2017-7, Class IO, 0.97%, 12/16/58 (d)		11,871	932,128
Series 2018-106, Class IO, 0.49%, 04/16/60 (d)		11,201	616,270
Series 2018-85, Class IO, 0.52%, 07/16/60 (d)		11,984	683,016

			29,990,647

Mortgage-Backed Securities — 55.8%
Fannie Mae Mortgage-Backed Securities:
5.00%, 05/01/23-04/01/49 (q)		397,254	420,696,917
4.50%, 02/01/25-04/01/49 (q)		1,613,693	1,685,633,344
3.50%, 08/01/26-04/01/49 (q)		580,319	590,919,285
2.50%, 09/01/27-02/01/33		97,781	97,386,243
3.00%, 04/01/28-04/01/49 (q)		529,850	531,863,480
4.00%, 08/01/31-04/01/49 (q)		1,148,213	1,188,359,560
2.00%, 10/01/31-03/01/32		18,779	18,285,396
5.50%, 12/01/32-04/01/41		25,242	27,666,131
6.00%, 02/01/34-04/01/49 (q)		24,521	26,830,035
6.50%, 05/01/40		2,990	3,418,939
4.99%, 09/01/44		4,070	4,375,370
Freddie Mac Mortgage-Backed Securities:
2.50%, 02/01/24-04/01/34 (q)		62,313	62,028,668
3.00%, 09/01/27-04/01/49 (q)		261,815	261,753,471
3.50%, 09/01/30-04/01/49 (q)		297,139	303,965,920
4.00%, 04/01/34-04/01/49 (q)		250,858	259,810,865
5.50%, 02/01/35-06/01/41		3,503	3,835,519
5.00%, 07/01/35-04/01/49 (q)		26,298	28,086,159
4.50%, 02/01/39-04/01/49 (q)(r)		171,869	182,618,503
6.00%, 04/01/49 (q)		7,800	8,430,551
Ginnie Mae Mortgage-Backed Securities:
5.00%, 04/15/33-04/01/49 (q)		67,084	70,274,545
4.00%, 04/20/39-04/01/49 (q)		875,903	904,289,463
4.50%, 12/20/39-04/15/49 (q)		222,979	231,847,370
3.50%, 01/15/42-04/01/49 (q)		474,441	484,898,263
3.00%, 12/20/44-04/01/49 (q)		167,054	167,779,418
5.50%, 04/15/49 (q)		5,800	6,124,010

			7,571,177,425

Total U.S. Government Sponsored Agency Securities — 56.3% (Cost: $7,622,698,418)			7,646,850,357

U.S. Treasury Obligations — 4.8%
U.S. Treasury Bonds:
4.25%, 05/15/39		3,851	4,814,653
4.50%, 08/15/39		3,741	4,830,128
4.38%, 11/15/39		3,754	4,770,220
3.13%, 02/15/43		14,619	15,489,858
2.88%, 05/15/43-11/15/46		18,867	19,144,892

M A S T E R P O R T F O L I O C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	65

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	Master Total Return Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

U.S. Treasury Bonds: (continued)
3.63%, 08/15/43	USD	13,951	$16,028,391
3.75%, 11/15/43		14,806	17,357,143
3.00%, 02/15/47-02/15/49		24,166	25,040,907
U.S. Treasury Notes:
1.25%, 08/31/19		37,483	37,289,728
1.00%, 10/15/19		37,483	37,188,700
1.63%, 06/30/20-10/31/23		67,470	66,459,887
2.50%, 02/28/21-02/28/26		62,166	62,574,603
2.63%, 05/15/21-02/15/29		58,137	58,704,715
1.13%, 06/30/21		26,238	25,599,474
2.25%, 07/31/21-02/15/27		71,413	71,238,727
2.75%, 09/15/21-08/31/23		7,920	8,050,885
2.13%, 09/30/21		26,238	26,151,907
1.88%, 04/30/22		26,238	25,955,121
2.38%, 02/29/24		48,526	48,842,556
2.00%, 04/30/24-11/15/26		69,864	68,757,379

Total U.S. Treasury Obligations — 4.8% (Cost: $637,571,668)			644,289,874

	Shares

Warrants — 0.0%

Capital Markets — 0.0%
Sentinel Energy Services, Inc., Class A (Issued/Exercisable 12/22/17, 1 Share for 1 Warrant, Expires 12/22/22, Strike Price USD 11.50) (g)		145,423	98,888

Real Estate Management & Development — 0.0%
Target Hospitality Corp. (Issued/Exercisable 3/05/18, 1 Share for 1 Warrant, Expires 3/15/24, Strike Price USD 11.50) (g)		8,279	12,832

Total Warrants — 0.0% (Cost: $111,002)			111,720

Total Long-Term Investments — 127.2% (Cost: $17,188,133,137)			17,275,112,788

Short-Term Securities — 5.7%

	Par (000)

Foreign Government Obligations — 0.1%
Arab Republic of Egypt Treasury Bills, 19.60%, 04/02/19 (s)	EGP	239,450	13,759,049
Federal Republic of Nigeria Treasury Bills, 14.65%, 04/04/19 (s)	NGN	461,802	1,273,512

Total Foreign Government Obligations — 0.1% (Cost: $14,646,900)			15,032,561

	Shares

Mutual Funds — 7.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.37% (t)(v)		958,809,171	958,809,171
SL Liquidity Series, LLC, Money Market Series, 2.67% (t)(u)(v)		233,131	233,177

Total Mutual Funds — 7.1% (Cost — $959,042,348)			959,042,348

Security	Par (000)		Value

U.S. Treasury Obligations — 0.0%
U.S. Treasury Bills, 2.38%, 07/18/19 (s)	USD	5,140	$5,103,590

Total U.S. Treasury Obligations — 0.0% (Cost: $5,104,179)			5,103,590

Total Short-Term Investments — 7.2% (Cost: $978,793,427)			979,178,499

Options Purchased — 0.1%
(Cost: $20,412,535)			11,947,530

Total Investments Before Options Written and TBA Sale Commitments — 134.5% (Cost: $18,187,339,099)			18,266,238,817

TBA Sale Commitments — (32.0)%(q)

Mortgage-Backed Securities — (32.0)%
Fannie Mae Mortgage-Backed Securities:
2.00%, 04/01/34		21,320	(20,762,234)
2.50%, 04/01/34		508	(504,969)
3.00%, 04/01/34-04/01/49		69,392	(69,408,587)
3.50%, 04/01/34-04/01/49		1,199,469	(1,215,810,621)
4.00%, 04/01/34-04/01/49		845,584	(869,781,266)
4.50%, 04/01/49		1,095,348	(1,141,237,013)
5.00%, 04/01/49		74,768	(79,022,850)
5.50%, 04/01/49		1,113	(1,188,306)
Freddie Mac Mortgage-Backed Securities:
3.50%, 04/01/34-04/01/49		21,761	(22,158,951)
4.00%, 04/01/34-04/01/49		126,210	(129,935,634)
4.50%, 04/01/49		23,723	(24,757,378)
5.00%, 04/01/49		14,479	(15,331,904)
6.00%, 04/01/49		7,800	(8,430,551)
Ginnie Mae Mortgage-Backed Securities:
3.50%, 04/15/49		93,590	(95,613,518)
4.00%, 04/15/49		519,561	(536,436,585)
4.50%, 04/15/49		93,590	(97,203,817)
5.00%, 04/15/49		21,100	(22,043,241)

Total TBA Sale Commitments — (32.0)% (Proceeds: $4,332,142,474)			(4,349,627,425)

Options Written — (0.1)%

(Premiums Received: $10,318,048)			(8,461,052)

Total Investments Net of Options Written and TBA Sale Commitments — 102.4%			13,908,150,340

Liabilities in Excess of Other Assets—(2.4)%			(331,881,337)

Net Assets — 100.0%			$13,576,269,003

66	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	Master Total Return Portfolio

(a)	Variable rate security. Rate shown is the rate in effect as of period end.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)

Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $2,046,642 and an original cost of $2,154,360 which was less than 0.1% of its net assets.

(g)	Non-income producing security.
(h)	Security, or a portion of the security, is on loan.
(i)	Convertible security.
(j)	Zero-coupon bond.
(k)	Issuer filed for bankruptcy and/or is in default.
(l)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(m)	Perpetual security with no stated maturity date.
(n)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(o)	Fixed rate.
(p)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(q)	Represents or includes a TBA transaction.
(r)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(s)	Rates are discount rates or a range of discount rates as of period end.
(t)	Annualized 7-day yield as of period end.
(u)	Security was purchased with the cash collateral from loaned securities.
(v)

During the six months ended March 31, 2019, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated persons and/or related parties	Par/Shares Held at 09/30/18	Par/Shares Purchased		Par/Shares Sold		Par/Shares Held at 03/31/19	Value at 03/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Capital Finance LP, Series 1997-R2, Class AP	$3,374	$—		$—		$3,374	$2,998	$—		$—	$6
BlackRock Liquidity Funds, T-Fund, Institutional Class	791,503,000	167,306,171	(b)	—		958,809,171	958,809,171	7,341,984		—	—
iShares iBoxx $ High Yield Corporate Bond ETF	—	962,244		(820,600)		141,644	12,247,957	—		(253,051)	77,855
iShares JPMorgan USD Emerging Markets Bond ETF	1,201,638	1,093,793		(2,295,431)		—	—	2,969,209		(4,216,578)	(603,443)
SL Liquidity Series, LLC, Money Market Series	8,009,890	—		(7,776,759	)(c)	233,131	233,177	70,764	(d)	298	(416)

							$971,293,303	$10,381,957		$(4,469,331)	$(525,998)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.
(c)	Represents net shares sold.
(d)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro-Buxl	17	06/06/19	$3,655	$(28,759)
U.S. Treasury Bonds (30 Year)	543	06/19/19	81,263	788,424
U.S. Ultra Treasury Bonds	4,458	06/19/19	748,944	27,666,202
U.S. Ultra Treasury Bonds (10 Year)	601	06/19/19	79,802	1,792,914
NASDAQ 100 E-Mini Index	35	06/21/19	5,180	(94,605)
U.S. Treasury Notes (2 Year)	10,915	06/28/19	2,325,918	6,932,428
U.S. Treasury Notes (5 Year)	13,324	06/28/19	1,543,294	7,720,225
Euro Dollar	5,875	12/16/19	1,433,059	1,821,277

				46,598,106

M A S T E R P O R T F O L I O C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	67

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	Master Total Return Portfolio

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
Euro-Bobl	61	06/06/19	$9,110	$(69,971)
Euro-Bund	170	06/06/19	31,721	(373,158)
Euro-Schatz	5	06/06/19	628	(985)
Japanese Government Bonds (10 Year)	10	06/13/19	13,830	(74,017)
Canadian Government Bonds (10 Year)	42	06/19/19	4,370	16,673
U.S. Treasury Notes (10 Year)	3,345	06/19/19	415,512	220,431
E-Mini S&P 500 Index	105	06/21/19	14,898	(3,234)
Euro STOXX 50 Index	844	06/21/19	30,978	(514,415)
Euro Dollar	4,801	12/14/20	1,174,505	1,478,128

				679,452

				$47,277,558

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	3,788,880	BRL	14,626,971	BNP Paribas S.A.	04/02/19	$54,001
USD	3,231,000	BRL	12,402,194	BNP Paribas S.A.	04/02/19	64,200
USD	9,750,000	BRL	37,639,875	BNP Paribas S.A.	04/02/19	138,963
USD	2,706,000	BRL	10,488,456	Goldman Sachs International	04/02/19	27,858
USD	2,070,095	BRL	7,822,682	Goldman Sachs International	04/02/19	72,637
USD	7,755,078	BRL	29,097,053	Goldman Sachs International	04/02/19	325,381
USD	7,410,000	BRL	28,523,684	JPMorgan Chase Bank N.A.	04/02/19	126,709
USD	2,070,095	BRL	7,737,829	UBS AG	04/02/19	94,303
USD	21,763,124	EUR	19,006,000	HSBC Bank PLC	04/04/19	432,623
USD	10,523,236	GBP	7,902,000	Barclays Bank PLC	04/04/19	228,214
USD	377,792	JPY	41,758,000	Deutsche Bank AG	04/04/19	819
USD	2,547,000	COP	7,947,913,500	NatWest Markets PLC	04/05/19	54,992
USD	2,481,750	KRW	2,790,479,700	JPMorgan Chase Bank N.A.	04/05/19	22,905
MXN	126,023,487	USD	6,459,000	Citibank N.A.	04/10/19	21,477
USD	3,198,000	CLP	2,104,379,940	BNP Paribas S.A.	04/10/19	105,567
USD	3,211,000	CLP	2,146,874,600	JPMorgan Chase Bank N.A.	04/10/19	56,121
USD	5,728,000	TRY	31,750,212	Citibank N.A.	04/10/19	110,103
JPY	318,751,608	EUR	2,564,000	BNP Paribas S.A.	04/12/19	96
IDR	22,096,755,847	USD	1,542,854	BNP Paribas S.A.	04/15/19	5,634
IDR	35,497,132,005	USD	2,479,543	BNP Paribas S.A.	04/15/19	8,013
IDR	35,531,018,859	USD	2,482,603	Deutsche Bank AG	04/15/19	7,327
USD	2,967,000	MXN	57,584,723	Morgan Stanley & Co. International PLC	04/15/19	8,141
CAD	6,272,155	USD	4,680,000	Deutsche Bank AG	04/17/19	15,694
COP	8,252,771,485	USD	2,584,645	Standard Chartered Bank	04/17/19	1,099
MXN	51,022,400	USD	2,600,000	Citibank N.A.	04/17/19	20,853
MXN	50,355,283	USD	2,585,000	HSBC Bank PLC	04/17/19	1,585
TRY	4,517,675	USD	785,000	Citibank N.A.	04/17/19	8,128
TRY	9,011,800	USD	1,570,000	JPMorgan Chase Bank N.A.	04/17/19	12,122
USD	1,015,000	ARS	43,949,500	BNP Paribas S.A.	04/17/19	25,943
USD	3,350,455	AUD	4,695,000	Goldman Sachs International	04/17/19	15,562
USD	4,680,000	CAD	6,223,511	Morgan Stanley & Co. International PLC	04/17/19	20,724
USD	2,724,468	CLP	1,850,458,666	BNP Paribas S.A.	04/17/19	5,151
USD	2,706,000	CLP	1,823,573,400	BNP Paribas S.A.	04/17/19	26,192
USD	2,584,645	COP	8,187,121,502	NatWest Markets PLC	04/17/19	19,470
USD	4,945,000	MXN	95,134,689	Barclays Bank PLC	04/17/19	58,244

68	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	Master Total Return Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	4,086,703	MXN	78,194,975	Goldman Sachs International	04/17/19	$70,085
USD	2,706,000	TRY	15,321,372	Citibank N.A.	04/17/19	16,162
ZAR	70,682,625	USD	4,875,000	Barclays Bank PLC	04/17/19	12,970
ZAR	70,686,525	USD	4,875,000	Goldman Sachs International	04/17/19	13,239
USD	765,000	ARS	31,839,300	BNP Paribas S.A.	04/22/19	52,999
USD	1,307,000	ARS	53,064,200	Deutsche Bank AG	04/25/19	124,837
USD	2,340,000	TRY	13,197,600	BNP Paribas S.A.	04/30/19	55,459
USD	1,875,300	BRL	7,149,394	Citibank N.A.	05/03/19	53,413
USD	4,140,190	BRL	15,995,587	UBS AG	05/03/19	64,019
USD	17,455,532	EUR	15,492,000	State Street Bank and Trust Co.	05/06/19	22,484
USD	4,251,329	GBP	3,257,000	State Street Bank and Trust Co.	05/07/19	1,050
USD	2,565,000	ZAR	36,916,763	Citibank N.A.	05/14/19	20,460
USD	1,902,407	EUR	1,669,297	Goldman Sachs International	05/29/19	20,108
USD	7,938,353	IDR	112,669,049,032	Citibank N.A.	05/29/19	93,412
USD	3,794,195	IDR	54,291,138,954	HSBC Bank PLC	05/29/19	14,002
USD	3,836,878	IDR	54,848,164,879	HSBC Bank PLC	05/29/19	17,899
USD	5,105,821	IDR	73,003,034,127	Morgan Stanley & Co. International PLC	05/29/19	22,753
USD	5,115,293	IDR	72,857,119,685	UBS AG	05/29/19	42,384
MXN	133,555,864	USD	6,784,104	Barclays Bank PLC	05/30/19	27,378
USD	19,154,169	COP	59,952,550,000	Credit Suisse International	05/30/19	412,611
USD	20,420,339	MXN	397,855,587	Barclays Bank PLC	05/30/19	129,307
USD	20,720,844	ZAR	288,430,000	Deutsche Bank AG	05/30/19	880,426
USD	1,310,000	ARS	54,391,200	BNP Paribas S.A.	05/31/19	154,500
MXN	108,029,850	USD	5,430,000	Barclays Bank PLC	06/14/19	67,603
JPY	67,760,000	USD	614,634	Citibank N.A.	06/17/19	558
USD	3,821,725	EUR	3,381,534	Bank of America N.A.	06/17/19	2,904
USD	4,607,260	HKD	36,069,776	Bank of America N.A.	06/17/19	1,365
USD	1,021,802	HKD	8,000,000	UBS AG	06/17/19	249
AUD	6,407,000	USD	4,552,577	Australia & New Zealand Banking Group Ltd.	06/19/19	3,580
AUD	238,000	USD	168,843	BNP Paribas S.A.	06/19/19	404
AUD	1,950,000	USD	1,375,511	HSBC Bank PLC	06/19/19	11,177
AUD	1,854,000	USD	1,313,274	Morgan Stanley & Co. International PLC	06/19/19	5,145
CAD	26,603,000	NOK	170,307,085	BNP Paribas S.A.	06/19/19	139,726
CAD	2,620,014	NZD	2,830,000	Citibank N.A.	06/19/19	34,305
CAD	226,282	USD	169,000	Royal Bank of Canada	06/19/19	672
EUR	26,946,000	MXN	588,775,489	BNP Paribas S.A.	06/19/19	494,630
IDR	92,945,010,000	USD	6,459,000	Bank of America N.A.	06/19/19	1,014
JPY	1,113,702,362	CAD	13,474,000	Morgan Stanley & Co. International PLC	06/19/19	9,680
JPY	27,043,190	NZD	355,000	Citibank N.A.	06/19/19	3,428
JPY	258,506,622	SEK	21,282,000	JPMorgan Chase Bank N.A.	06/19/19	44,253
JPY	174,371,606	SEK	14,355,000	Morgan Stanley & Co. International PLC	06/19/19	29,898
JPY	588,661,298	USD	5,320,000	Citibank N.A.	06/19/19	25,264
JPY	588,771,682	USD	5,321,000	Morgan Stanley & Co. International PLC	06/19/19	25,267
JPY	487,394,600	USD	4,400,000	Northern Trust Corp.	06/19/19	25,725
JPY	2,081,654,775	USD	18,792,315	Northern Trust Corp.	06/19/19	109,888
NZD	16,168,000	USD	10,994,968	Citibank N.A.	06/19/19	32,694
USD	26,355,000	CNH	176,196,353	Bank of America N.A.	06/19/19	152,888
USD	688,057	EUR	605,000	Bank of America N.A.	06/19/19	4,712
USD	683,694	EUR	605,000	BNP Paribas S.A.	06/19/19	349
USD	9,174,530	EUR	8,109,000	BNP Paribas S.A.	06/19/19	15,437
USD	4,400,000	JPY	480,939,228	Citibank N.A.	06/19/19	32,892
USD	10,641,000	JPY	1,163,073,537	Standard Chartered Bank	06/19/19	79,858

M A S T E R P O R T F O L I O C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	69

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	Master Total Return Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	13,474,000	MXN	263,147,220	Goldman Sachs International	06/19/19	$92,263
ZAR	2,363,989	USD	162,000	Bank of America N.A.	06/19/19	246
ZAR	2,473,598	USD	169,000	Bank of America N.A.	06/19/19	768
USD	43,851,570	EUR	33,810,000	Deutsche Bank AG	12/13/19	5,114,853
USD	44,135,574	EUR	33,810,000	Deutsche Bank AG	02/25/20	5,169,598
JPY	4,504,440,000	USD	41,738,695	JPMorgan Chase Bank N.A.	03/16/20	34,069
USD	44,963,466	JPY	4,504,440,000	HSBC Bank PLC	03/16/20	3,190,701

						19,476,871

BRL	18,528,000	USD	4,800,000	BNP Paribas S.A.	04/02/19	(69,025)
BRL	10,090,771	USD	2,671,000	Goldman Sachs International	04/02/19	(94,403)
BRL	19,116,900	USD	4,950,000	HSBC Bank PLC	04/02/19	(68,655)
BRL	56,685,697	USD	15,165,078	UBS AG	04/02/19	(690,845)
BRL	26,370,507	USD	7,054,880	UBS AG	04/02/19	(321,385)
BRL	15,964,308	USD	4,140,190	UBS AG	04/02/19	(63,833)
EUR	15,492,000	USD	17,408,686	State Street Bank and Trust Co.	04/04/19	(21,959)
GBP	3,257,000	USD	4,244,347	State Street Bank and Trust Co.	04/04/19	(1,006)
COP	7,910,982,000	USD	2,547,000	Citibank N.A.	04/05/19	(66,572)
KRW	2,811,500,123	USD	2,481,750	JPMorgan Chase Bank N.A.	04/05/19	(4,383)
CLP	4,272,239,400	USD	6,409,000	NatWest Markets PLC	04/10/19	(130,850)
CLP	2,610,843,300	USD	3,900,000	NatWest Markets PLC	04/10/19	(63,308)
TRY	31,559,562	USD	5,728,000	BNP Paribas S.A.	04/10/19	(143,837)
USD	6,459,000	MXN	125,955,021	HSBC Bank PLC	04/10/19	(17,956)
MXN	47,881,199	USD	2,472,500	Citibank N.A.	04/15/19	(12,234)
MXN	187,597,700	USD	9,692,417	HSBC Bank PLC	04/15/19	(53,138)
CLP	1,850,413,200	USD	2,724,000	BNP Paribas S.A.	04/17/19	(4,750)
CLP	1,771,540,750	USD	2,671,000	Citibank N.A.	04/17/19	(67,656)
COP	10,865,712,000	USD	3,432,000	NatWest Markets PLC	04/17/19	(27,574)
KRW	4,379,579,629	USD	3,883,000	Goldman Sachs International	04/17/19	(22,595)
KRW	1,652,813,000	USD	1,465,000	Morgan Stanley & Co. International PLC	04/17/19	(8,119)
MXN	66,073,504	USD	3,417,000	Citibank N.A.	04/17/19	(23,022)
MXN	92,514,707	USD	4,755,000	Citibank N.A.	04/17/19	(2,824)
MXN	63,573,913	USD	3,286,000	HSBC Bank PLC	04/17/19	(20,417)
TRY	15,410,670	USD	2,706,000	BNP Paribas S.A.	04/17/19	(485)
USD	3,246,879	IDR	46,988,829,125	Bank of America N.A.	04/17/19	(45,176)
USD	3,198,348	IDR	45,845,116,935	Bank of America N.A.	04/17/19	(13,578)
USD	3,247,190	IDR	46,921,902,581	Citibank N.A.	04/17/19	(40,176)
USD	2,584,645	MXN	50,969,458	Citibank N.A.	04/17/19	(33,488)
USD	3,148,750	MXN	61,451,625	State Street Bank and Trust Co.	04/17/19	(7,818)
USD	1,799,750	MXN	35,124,276	State Street Bank and Trust Co.	04/17/19	(4,468)
USD	5,412,000	TRY	31,036,738	BNP Paribas S.A.	04/17/19	(36,845)
USD	4,100,000	ZAR	60,171,518	BNP Paribas S.A.	04/17/19	(61,087)
USD	2,003,500	ZAR	29,118,869	BNP Paribas S.A.	04/17/19	(10,179)
USD	2,706,000	ZAR	39,230,446	BNP Paribas S.A.	04/17/19	(6,933)
USD	835,000	ZAR	12,127,229	JPMorgan Chase Bank N.A.	04/17/19	(3,643)
ZAR	185,977,097	USD	12,914,000	BNP Paribas S.A.	04/17/19	(52,984)
ZAR	27,234,562	USD	1,885,412	BNP Paribas S.A.	04/17/19	(2,040)
ZAR	58,713,433	USD	4,087,000	Citibank N.A.	04/17/19	(26,745)
ZAR	12,031,407	USD	835,000	Citibank N.A.	04/17/19	(2,983)
ZAR	30,635,300	USD	2,121,588	Morgan Stanley & Co. International PLC	04/17/19	(3,041)
ARS	32,359,500	USD	765,000	BNP Paribas S.A.	04/22/19	(41,366)
ARS	52,923,750	USD	1,283,000	NatWest Markets PLC	04/25/19	(103,966)
TRY	13,197,600	USD	2,340,000	Deutsche Bank AG	04/30/19	(55,459)

70	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	Master Total Return Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

BRL	37,713,488	USD	9,750,000	BNP Paribas S.A.	05/03/19	$(139,436)
BRL	14,655,577	USD	3,788,880	BNP Paribas S.A.	05/03/19	(54,185)
BRL	7,225,244	USD	1,846,000	BNP Paribas S.A.	05/03/19	(4,784)
BRL	10,131,978	USD	2,679,000	Goldman Sachs International	05/03/19	(97,058)
BRL	10,676,718	USD	2,724,000	Goldman Sachs International	05/03/19	(3,242)
USD	2,584,645	BRL	10,317,903	Goldman Sachs International	05/03/19	(44,676)
USD	744,000	ZAR	10,836,800	Bank of America N.A.	05/14/19	(2,942)
ZAR	47,537,756	USD	3,309,000	BNP Paribas S.A.	05/14/19	(32,393)
USD	1,580,000	TRY	9,464,200	BNP Paribas S.A.	05/28/19	(19,934)
USD	716,717	CHF	712,173	HSBC Bank PLC	05/29/19	(2,693)
ARS	85,987,200	USD	2,080,000	BNP Paribas S.A.	05/30/19	(250,773)
ARS	47,615,100	USD	1,131,000	BNP Paribas S.A.	05/30/19	(118,072)
ARS	78,315,600	USD	1,870,000	Deutsche Bank AG	05/30/19	(203,973)
COP	59,952,550,000	USD	19,224,804	Standard Chartered Bank	05/30/19	(483,245)
MXN	75,253,129	USD	3,854,419	Barclays Bank PLC	05/30/19	(16,435)
ZAR	137,717,057	USD	9,591,328	Bank of America N.A.	05/30/19	(118,097)
USD	5,430,000	MXN	106,916,700	Barclays Bank PLC	06/14/19	(10,955)
USD	1,197,672	CNH	8,066,079	UBS AG	06/17/19	(1,843)
USD	10,003,259	JPY	1,102,134,026	Bank of America N.A.	06/17/19	(3,001)
USD	785,000	TRY	4,737,475	Citibank N.A.	06/17/19	(6,028)
USD	1,570,000	TRY	9,451,400	JPMorgan Chase Bank N.A.	06/17/19	(8,124)
ARS	29,733,525	USD	641,500	BNP Paribas S.A.	06/18/19	(24,968)
USD	1,049,311	IDR	15,220,251,669	Bank of America N.A.	06/18/19	(8,642)
USD	391,894	KRW	444,098,451	HSBC Bank PLC	06/18/19	(318)
USD	1,252,848	TWD	38,600,260	Citibank N.A.	06/18/19	(5,867)
ARS	70,255,200	USD	1,604,000	BNP Paribas S.A.	06/19/19	(149,178)
ARS	46,022,500	USD	1,025,000	BNP Paribas S.A.	06/19/19	(71,981)
ARS	7,358,780	USD	166,000	BNP Paribas S.A.	06/19/19	(13,617)
ARS	7,350,750	USD	165,000	BNP Paribas S.A.	06/19/19	(12,783)
ARS	29,815,670	USD	670,000	JPMorgan Chase Bank N.A.	06/19/19	(52,587)
AUD	11,352,000	USD	8,075,415	HSBC Bank PLC	06/19/19	(2,762)
BRL	146,537,219	USD	38,124,000	JPMorgan Chase Bank N.A.	06/19/19	(920,283)
CAD	6,236,615	USD	4,685,836	HSBC Bank PLC	06/19/19	(9,460)
CNH	117,408,011	USD	17,570,000	Citibank N.A.	06/19/19	(110,287)
CNH	58,705,763	USD	8,785,000	JPMorgan Chase Bank N.A.	06/19/19	(54,882)
EUR	8,109,000	USD	9,286,427	Morgan Stanley & Co. International PLC	06/19/19	(127,334)
IDR	92,492,880,000	USD	6,459,000	JPMorgan Chase Bank N.A.	06/19/19	(30,411)
MXN	425,842,920	EUR	19,440,000	JPMorgan Chase Bank N.A.	06/19/19	(302,179)
MXN	143,370,492	EUR	6,546,000	JPMorgan Chase Bank N.A.	06/19/19	(102,917)
MXN	21,029,280	EUR	960,000	JPMorgan Chase Bank N.A.	06/19/19	(14,922)
MXN	71,785,372	USD	3,699,496	Barclays Bank PLC	06/19/19	(49,018)
MXN	261,341,704	USD	13,474,000	Citibank N.A.	06/19/19	(184,078)
MXN	3,187,303	USD	166,000	Goldman Sachs International	06/19/19	(3,917)
MXN	3,158,781	USD	162,000	TD Securities, Inc.	06/19/19	(1,368)
NOK	170,872,373	CAD	26,603,000	TD Securities, Inc.	06/19/19	(73,979)
NOK	1,443,213	USD	169,000	Royal Bank of Canada	06/19/19	(1,144)
NZD	2,830,000	CAD	2,616,531	Goldman Sachs International	06/19/19	(31,693)
NZD	355,000	JPY	26,713,146	Bank of America N.A.	06/19/19	(432)
SEK	110,982,381	EUR	10,664,000	UBS AG	06/19/19	(34,728)
SEK	35,637,000	JPY	429,429,413	Citibank N.A.	06/19/19	(42,834)
TRY	957,131	USD	166,000	Bank of America N.A.	06/19/19	(6,392)
USD	9,440,855	AUD	13,302,000	Deutsche Bank AG	06/19/19	(18,486)

M A S T E R P O R T F O L I O C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	71

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	Master Total Return Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	1,309,402	AUD	1,854,000	Goldman Sachs International	06/19/19	$(9,017)
USD	11,022,356	NZD	16,168,000	Goldman Sachs International	06/19/19	(5,306)
EUR	33,810,000	USD	41,367,211	JPMorgan Chase Bank N.A.	12/13/19	(2,630,495)
EUR	33,810,000	USD	41,665,584	JPMorgan Chase Bank N.A.	02/25/20	(2,699,609)

						(11,982,569)

Net Unrealized Appreciation						$7,494,302

Interest Rate Caps Purchased

Reference Entity	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

10Y-2Y CMS Index Cap	0.50%	Citibank N.A.	03/13/20	USD	1,017,480	$443,286	$391,730	$51,556

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
SPDR S&P 500 ETF Trust	20	04/18/19	USD	291.00	USD	565	$670
PowerShares QQQ Trust, Series 1 ETF	425	05/03/19	USD	185.00	USD	7,636	55,888
PowerShares QQQ Trust, Series 1 ETF	4,064	05/03/19	USD	195.00	USD	73,014	20,320
U.S. Treasury Notes (10 Year)	465	05/24/19	USD	124.50	USD	57,762	290,625
Caesars Entertainment Corp.	446	06/21/19	USD	9.00	USD	388	28,544
iShares iBoxx $ Investment Grade Corporate Bond Fund	4,037	10/18/19	USD	122.00	USD	48,065	121,110
Euro Dollar (2 Year) Mid-Curve	1,944	12/13/19	USD	97.88	USD	475,527	1,032,750
Euro Dollar Futures	7,492	12/16/19	USD	97.75	USD	1,827,486	1,779,350
SPDR S&P 500 ETF Trust	967	12/20/19	USD	295.00	USD	27,316	786,655
SPDR S&P 500 ETF Trust	178	12/20/19	USD	285.00	USD	5,028	243,415

							4,359,327

Put
SPDR S&P 500 ETF Trust	2,044	04/01/19	USD	279.00	USD	57,739	15,330
Euro-Bobl	4,081	04/12/19	USD	97.75	USD	997,549	612,150
U.S. Treasury Notes (10 Year)	3,837	04/26/19	USD	122.00	USD	476,627	119,906
U.S. Treasury Notes (10 Year)	7,940	04/26/19	USD	122.50	USD	986,297	372,188
U.S. Treasury Notes (2 Year)	141	04/26/19	USD	106.38	USD	30,046	17,625
U.S. Treasury Notes (5 Year)	616	04/26/19	USD	114.75	USD	71,350	19,250
U.S. Treasury Notes (5 Year)	424	04/26/19	USD	115.25	USD	49,111	46,375
U.S. Treasury Notes (5 Year)	3,113	04/26/19	USD	115.75	USD	360,573	948,492
U.S. Treasury Notes (2 Year)	141	05/24/19	USD	106.38	USD	30,046	28,641
Energy Select Sector SPDR ETF	1,523	10/18/19	USD	60.00	USD	10,070	274,902

							2,454,859

							$6,814,186

72	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	Master Total Return Portfolio

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value

Call
USD Currency	One-Touch	Citibank N.A.	—	05/17/19	TRY	6.50	TRY	6.50	USD	347	$65,071
Put
		Goldman Sachs
EUR Currency	One-Touch	International	—	04/02/19	JPY	120.00	JPY	120.00	EUR	1,857	2,879
USD Currency	One-Touch	BNP Paribas S.A.	—	04/26/19	TRY	5.35	TRY	5.35	USD	90	18,948
USD Currency	One-Touch	Bank of America N.A.	—	04/29/19	TRY	5.32	TRY	5.32	USD	680	132,305
		Morgan Stanley & Co.
USD Currency	One-Touch	International PLC	—	05/01/19	TRY	5.19	TRY	5.19	USD	373	45,197

											199,329

											$264,400

OTC Options Purchased

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
USD Currency	Deutsche Bank AG	—	04/03/19	JPY	112.00	USD	82,931	$10,984
AUD Currency	Bank of America N.A.	—	04/04/19	USD	0.72	AUD	5,472	3,981
USD Currency	JPMorgan Chase Bank N.A.	—	04/04/19	CLP	660.00	USD	4,900	146,512
USD Currency	BNP Paribas S.A.	—	04/25/19	TRY	6.15	USD	8,365	176,174
AUD Currency	Morgan Stanley & Co. International PLC	—	05/16/19	USD	0.72	AUD	7,527	39,795
EUR Currency	BNP Paribas S.A.	—	05/17/19	USD	1.15	EUR	4,118	8,894
GBP Currency	Bank of America N.A.	—	05/17/19	USD	1.35	GBP	5,034	37,133
USD Currency	Morgan Stanley & Co. International PLC	—	05/20/19	KRW	1,140.00	USD	5,348	39,527
USD Currency	Deutsche Bank AG	—	07/19/19	TWD	31.00	USD	27,943	139,680

								602,680
Put
GBP Currency	Citibank N.A.	—	04/01/19	USD	1.25	GBP	104,095	563
EUR Currency	HSBC Bank PLC	—	04/03/19	USD	1.13	EUR	57,700	425,129
USD Currency	Deutsche Bank AG	—	04/03/19	JPY	112.00	USD	82,931	852,993
USD Currency	Bank of America N.A.	—	04/04/19	JPY	110.00	USD	38,000	41,677
USD Currency	JPMorgan Chase Bank N.A.	—	04/04/19	ZAR	13.60	USD	9,979	107
USD Currency	Morgan Stanley & Co. International PLC	—	04/04/19	KRW	1,105.00	USD	5,110	1
USD Currency	NatWest Markets PLC	—	04/04/19	JPY	111.00	USD	19,000	73,198
USD Currency	NatWest Markets PLC	—	04/04/19	JPY	111.00	USD	19,000	73,198
USD Currency	Citibank N.A.	—	04/10/19	ZAR	13.60	USD	6,617	912
EUR Currency	Deutsche Bank AG	—	04/25/19	JPY	122.00	EUR	37,169	116,832
USD Currency	BNP Paribas S.A.	—	04/26/19	ZAR	14.40	USD	4,100	54,459
USD Currency	Deutsche Bank AG	—	04/29/19	BRL	3.91	USD	4,785	75,523

M A S T E R P O R T F O L I O C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	73

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	Master Total Return Portfolio

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

USD Currency	JPMorgan Chase Bank N.A.	—	05/03/19	ZAR	13.40	USD	9,979	$5,080
USD Currency	Deutsche Bank AG	—	05/09/19	ZAR	13.75	USD	15,894	48,829
USD Currency	Bank of America N.A.	—	05/10/19	BRL	3.78	USD	4,524	28,076
USD Currency	Citibank N.A.	—	05/10/19	ZAR	14.15	USD	4,964	48,637
USD Currency	Morgan Stanley & Co. International PLC	—	05/10/19	MXN	19.30	USD	4,945	50,035
USD Currency	Morgan Stanley & Co. International PLC	—	05/20/19	BRL	3.79	USD	4,491	38,762
GBP Currency	Barclays Bank PLC	—	07/15/19	USD	1.25	GBP	104,095	1,322,452

								3,256,463

								$3,859,143

OTC Interest Rate Swaptions Purchased

	Paid by the Fund		Received by the Fund			Expiration	Exercise		Notional Amount

Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate		(000)	Value

Call
1-Year Interest Rate Swap, 10/03/20	3-month LIBOR	Quarterly	2.25%	Semi- Annually	UBS AG	10/01/19	2.25%	USD	612,235	$566,507

Put
10-Year Interest Rate Swap, 04/26/29(a)	3.77%	Semi- Annually	3-month LIBOR	Quarterly	Citibank N.A.	04/24/19	3.77%	USD	78,830	8

										$566,515

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call

Euro-Bobl	3,377	04/12/19	USD	98.13	USD	825,465	$(105,531)
SPDR S&P 500 ETF Trust	1,122	04/18/19	USD	280.00	USD	31,694	(584,001)
U.S. Treasury Notes (10 Year)	206	04/26/19	USD	125.25	USD	25,589	(41,844)
U.S. Treasury Notes (10 Year)	206	04/26/19	USD	125.00	USD	25,589	(51,500)
PowerShares QQQ Trust, Series 1 ETF	850	05/03/19	USD	188.00	USD	15,271	(46,750)
PowerShares QQQ Trust, Series 1 ETF	4,064	05/03/19	USD	197.50	USD	73,014	(8,128)
U.S. Treasury Notes (10 Year)	696	05/24/19	USD	125.50	USD	86,456	(228,375)
U.S. Treasury Notes (2 Year)	832	05/24/19	USD	107.00	USD	177,294	(117,000)
iShares iBoxx $ Investment Grade Corporate Bond Fund	4,037	10/18/19	USD	123.00	USD	48,065	(72,666)
Euro Dollar (3 Year) Mid-Curve	1,944	12/13/19	USD	97.75	USD	475,041	(996,300)
Euro-Bobl	1,068	12/13/19	USD	98.38	USD	261,273	(246,975)
Euro Dollar Futures	847	12/16/19	USD	97.13	USD	206,604	(952,875)

							(3,451,945)

74	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	Master Total Return Portfolio

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Put
SPDR S&P 500 ETF Trust	930	04/18/19	USD	275.00	USD	26,271	$(96,720)
SPDR S&P 500 ETF Trust	20	04/18/19	USD	270.00	USD	565	(1,090)
U.S. Treasury Notes (10 Year)	206	04/26/19	USD	123.75	USD	25,589	(64,375)
U.S. Treasury Notes (10 Year)	206	04/26/19	USD	123.50	USD	25,589	(45,063)
U.S. Treasury Notes (5 Year)	3,113	04/26/19	USD	115.00	USD	360,573	(194,563)
U.S. Treasury Notes (10 Year)	469	05/24/19	USD	123.00	USD	58,259	(124,578)
U.S. Treasury Notes (2 Year)	832	05/24/19	USD	106.38	USD	177,294	(169,000)
Energy Select Sector SPDR ETF	1,523	10/18/19	USD	54.00	USD	10,070	(119,556)
SPDR S&P 500 ETF Trust	967	12/20/19	USD	250.00	USD	27,316	(527,015)

							(1,341,960)

							$(4,793,905)

OTC Barrier Options Written

Description	Type of Option	Counterparty	Number of Contracts	Expiration Date	Exercise Price	Barrier Price/Range	Notional Amount (000)	Value

Put
USD Currency	Down-and-In	Morgan Stanley & Co. International PLC	—	04/04/19	KRW1,090.00	KRW 1,070.00	USD 7,665	$(4)
USD Currency	One-Touch	BNP Paribas S.A.	—	04/26/19	TRY 5.10	TRY 5.10	USD 95	(7,406)

								$(7,410)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
USD Currency	Morgan Stanley & Co. International PLC	—	04/03/19	JPY	112.00	USD	82,931	$(10,984)
USD Currency	JPMorgan Chase Bank N.A.	—	04/04/19	CLP	678.00	USD	7,349	(48,187)
USD Currency	JPMorgan Chase Bank N.A.	—	04/04/19	ZAR	14.90	USD	1,986	(4,373)
USD Currency	Morgan Stanley & Co. International PLC	—	04/04/19	BRL	3.79	USD	4,524	(133,540)
USD Currency	Deutsche Bank AG	—	04/09/19	ZAR	14.90	USD	1,989	(8,352)
GBP Currency	Bank of America N.A.	—	04/17/19	USD	1.35	GBP	4,027	(12,347)
USD Currency	BNP Paribas S.A.	—	04/25/19	TRY	6.60	USD	11,710	(136,220)
USD Currency	Bank of America N.A.	—	05/10/19	BRL	4.00	USD	4,524	(48,207)
USD Currency	Citibank N.A.	—	05/10/19	ZAR	14.65	USD	3,309	(65,409)
USD Currency	Morgan Stanley & Co. International PLC	—	05/10/19	MXN	19.75	USD	3,149	(26,457)
USD Currency	Citibank N.A.	—	05/16/19	ZAR	14.70	USD	3,309	(68,137)
USD Currency	HSBC Bank PLC	—	07/19/19	TWD	31.00	USD	27,943	(139,680)

								(701,893)

M A S T E R P O R T F O L I O C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	75

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	Master Total Return Portfolio

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Put

GBP Currency	Barclays Bank PLC	—	04/01/19	USD	1.25	GBP	104,095	$(599)
EUR Currency	Citibank N.A.	—	04/03/19	USD	1.13	EUR	57,700	(415,287)
USD Currency	Morgan Stanley & Co. International PLC	—	04/03/19	JPY	112.00	USD	82,931	(860,161)
USD Currency	Bank of America N.A.	—	04/04/19	JPY	111.00	USD	38,000	(149,302)
USD Currency	Morgan Stanley & Co. International PLC	—	04/04/19	BRL	3.70	USD	4,524	(232)
EUR Currency	BNP Paribas S.A.	—	04/10/19	JPY	123.10	EUR	10,684	(29,722)
USD Currency	Citibank N.A.	—	04/10/19	ZAR	13.15	USD	4,963	(14)
AUD Currency	Morgan Stanley & Co. International PLC	—	04/17/19	USD	0.70	AUD	3,764	(6,714)
USD Currency	Deutsche Bank AG	—	04/29/19	TRY	5.32	USD	9,370	(86,588)
USD Currency	Deutsche Bank AG	—	04/29/19	BRL	3.84	USD	6,836	(54,689)
USD Currency	Deutsche Bank AG	—	05/09/19	ZAR	13.30	USD	15,894	(8,947)
USD Currency	Bank of America N.A.	—	05/10/19	BRL	3.65	USD	4,524	(5,682)
USD Currency	Citibank N.A.	—	05/10/19	ZAR	13.70	USD	3,309	(9,077)
USD Currency	Morgan Stanley & Co. International PLC	—	05/20/19	BRL	3.69	USD	4,491	(14,268)
GBP Currency	Citibank N.A.	—	07/15/19	USD	1.25	GBP	104,095	(1,316,562)

								(2,957,844)

								$(3,659,737)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CDX.NA.HY.29.V1	5.00%	Quarterly	12/20/22	USD	13,230	$(936,746)	$(766,479)	$(170,267)
CDX.NA.HY.31.V1	5.00%	Quarterly	12/20/23	USD	26,176	(1,796,725)	(1,268,478)	(528,247)
CDX.NA.IG.31.V1	1.00%	Quarterly	12/20/23	USD	136,900	(2,716,415)	(1,335,187)	(1,381,228)

						$(5,449,886)	$(3,370,144)	$(2,079,742)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)		Notional Amount (000)(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CDX.NA.HY.32.V1	5.00%	Quarterly	06/20/24	B+	USD	11,700	$797,141	$682,730	$114,411

(a)	Using S&P Global Ratings (“S&P”) rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

76	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	Master Total Return Portfolio

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund		Termination	Notional Amount			Upfront Premium Paid	Unrealized Appreciation
Reference	Frequency	Rate	Frequency	Date	(000)		Value	(Received)	(Depreciation)

Eurostat Eurozone HICP
Ex Tobacco NSA (CPTFEMU)	At Termination	1.11%	At Termination	03/15/24	EUR	215,302	$1,520,491	$3,222	$1,517,269
3.41%	At Termination	UK RPI All Items Monthly	At Termination	03/15/24	GBP	148,142	769,520	2,608	766,912
UK RPI All Items Monthly	At Termination	3.44%	At Termination	03/15/24	GBP	44,095	—	—	—
1.30%	At Termination	Eurostat Eurozone HICP Ex Tobacco NSA (CPTFEMU)	At Termination	03/15/29	EUR	215,302	(3,370,013)	5,698	(3,375,711)
UK RPI All Items Monthly	At Termination	3.49%	At Termination	03/15/29	GBP	148,142	(658,277)	4,566	(662,843)

							$(1,738,279)	$16,094	$(1,754,373)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective	Termination	Notional Amount			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	(000)		Value	(Received)	(Depreciation)

0.99%	Semi-Annual	6-month GBP LIBOR, 0.95%	Semi-Annual	N/A	03/20/20	GBP	506,160	$(267,571)	$1,748	$(269,319)
0.99%	Semi-Annual	6-month GBP LIBOR, 0.95%	Semi-Annual	N/A	03/20/20	GBP	101,000	(49,267)	337	(49,604)
0.97%	Semi-Annual	6-month GBP LIBOR, 0.95%	Semi-Annual	N/A	03/23/20	GBP	207,735	(88,752)	1,000	(89,752)
1.96%	Semi-Annual	3-month Canadian Bankers Acceptances, 2.02%	Semi-Annual	N/A	03/26/20	CAD	461,000	101,347	466	100,881
0.95%	Semi-Annual	6-month GBP LIBOR, 0.95%	Semi-Annual	N/A	03/26/20	GBP	104,580	(4,657)	269	(4,926)
28-day MXIBTIIE, 8.52%	Monthly	8.21%	Monthly	N/A	10/07/20	MXN	665,409	28,011	45	27,966
2.33%	Semi-Annual	3-month LIBOR, 2.60%	Quarterly	N/A	03/29/21	USD	71,050	86,675	295	86,380
2.35%	Semi-Annual	3-month LIBOR, 2.60%	Quarterly	N/A	04/01/21	USD	30,239	20,572	125	20,447
3-month LIBOR, 2.60%	Quarterly	2.39%	Semi-Annual	N/A	04/02/21	USD	92,290	—	388	(388)
2.10%	Quarterly	3-month Australian Bank Bill Rate 1.77%	Quarterly	N/A	08/23/21	AUD	10,284	(108,550)	65	(108,615)
2.29%	Semi-Annual	6-month Australian Bank Bill Rate, 1.84%	Semi-Annual	N/A	11/02/21	AUD	5,057	(65,107)	80	(65,187)

M A S T E R P O R T F O L I O C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	77

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	Master Total Return Portfolio

Paid by the Fund		Received by the Fund		Effective	Termination	Notional Amount			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	(000)		Value	(Received)	(Depreciation)

2.58%	Semi-Annual	3-month Canadian Bankers Acceptances, 2.02%	Semi-Annual	N/A	12/03/21	CAD	15,645	$(231,091)	$255	$(231,346)
6-month CIBOR, (0.17)%	Semi-Annual	0.12%	Annual	N/A	12/06/21	DKK	92,248	81,564	2,234	79,330
6-month NIBOR, 1.48%	Semi-Annual	1.67%	Annual	N/A	12/06/21	NOK	123,771	1,520	104	1,416
6-month STIBOR, 0.10%	Quarterly	0.17%	Annual	N/A	12/06/21	SEK	128,311	12,751	1,723	11,028
3.01%	Semi-Annual	3-month LIBOR, 2.60%	Quarterly	N/A	12/07/21	USD	11,851	(298,484)	(3,125)	(295,359)
3-month Canadian Bankers Acceptances, 2.02%	Semi-Annual	1.81%	Semi-Annual	3/22/21(a)	03/22/22	CAD	951,670	(238,980)	2,289	(241,269)
3-month Canadian Bankers Acceptances, 2.02%	Semi-Annual	1.81%	Semi-Annual	3/22/21(a)	03/22/22	CAD	196,210	(54,891)	472	(55,363)
6-month GBP LIBOR, 0.95%	Semi-Annual	1.25%	Semi-Annual	3/22/21(a)	03/22/22	GBP	528,470	1,333,345	2,245	1,331,100
6-month GBP LIBOR, 0.95%	Semi-Annual	1.17%	Semi-Annual	3/22/21(a)	03/22/22	GBP	210,045	349,962	886	349,076
6-month GBP LIBOR, 0.95%	Semi-Annual	1.24%	Semi-Annual	3/22/21(a)	03/22/22	GBP	103,000	253,176	437	252,739
3-month Canadian Bankers Acceptances, 2.02%	Semi-Annual	1.76%	Semi-Annual	3/26/21(a)	03/26/22	CAD	477,000	(307,973)	1,154	(309,127)
6-month GBP LIBOR, 0.95%	Semi-Annual	1.07%	Semi-Annual	3/26/21(a)	03/26/22	GBP	104,580	19,745	447	19,298
7.11%	Monthly	28-day MXIBTIIE, 8.52%	Monthly	N/A	10/14/22	MXN	146,271	178,005	69	177,936
7.11%	Monthly	28-day MXIBTIIE, 8.52%	Monthly	N/A	10/14/22	MXN	110,975	134,136	52	134,084
2.35%	Semi-Annual	3-month LIBOR, 2.60%	Quarterly	7/03/19(a)	08/31/23	USD	144,027	(516,780)	1,256	(518,036)
2.17%	Semi-Annual	3-month LIBOR, 2.60%	Quarterly	7/03/19(a)	08/31/23	USD	29,676	105,364	259	105,105
2.62%	Semi-Annual	3-month Canadian Bankers Acceptances, 2.02%	Semi-Annual	N/A	12/03/23	CAD	9,604	(243,203)	(816)	(242,387)
6-month EURIBOR, (0.23)%	Semi-Annual	0.28%	Annual	N/A	12/04/23	EUR	7,490	132,173	1,051	131,122
6-month CIBOR, (0.17)%	Semi-Annual	0.42%	Annual	N/A	12/06/23	DKK	55,726	143,535	4,501	139,034
6-month STIBOR, 0.10%	Quarterly	0.51%	Annual	N/A	12/06/23	SEK	77,818	80,610	2,519	78,091

78	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	Master Total Return Portfolio

Paid by the Fund		Received by the Fund		Effective	Termination	Notional Amount			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	(000)		Value	(Received)	(Depreciation)

3.00%	Semi-Annual	3-month LIBOR, 2.60%	Quarterly	N/A	12/07/23	USD	7,311	$(284,746)	$(3,653)	$(281,093)
2.15%	Semi-Annual	6-month Australian Bank Bill Rate, 1.84%	Semi-Annual	N/A	02/01/24	AUD	9,100	(131,011)	65	(131,076)
28-day MXIBTIIE, 8.52%	Monthly	8.13%	Monthly	N/A	02/02/24	MXN	168,229	109,743	404	109,339
28-day MXIBTIIE, 8.52%	Monthly	8.14%	Monthly	N/A	02/05/24	MXN	120,900	81,761	131	81,630
28-day MXIBTIIE, 8.52%	Monthly	6.32%	Monthly	N/A	07/17/25	MXN	73,475	(303,340)	354	(303,694)
3-month LIBOR, 2.60%	Quarterly	2.13%	Semi-Annual	N/A	08/25/25	USD	2,360	(29,023)	23	(29,046)
2.27%	Semi-Annual	3-month LIBOR, 2.60%	Quarterly	N/A	09/11/25	USD	1,800	6,492	23	6,469
2.91%	Semi-Annual	3-month LIBOR, 2.60%	Quarterly	N/A	08/23/26	USD	3,692	(142,797)	(46)	(142,751)
2.93%	Semi-Annual	3-month LIBOR, 2.60%	Quarterly	N/A	08/24/28	USD	8,170	(356,216)	128	(356,344)
3.16%	Semi-Annual	3-month LIBOR, 2.60%	Quarterly	N/A	10/03/28	USD	4,519	(324,354)	71	(324,425)
2.75%	Semi-Annual	3-month Canadian Bankers Acceptances, 2.02%	Semi-Annual	N/A	12/03/28	CAD	5,110	(236,870)	(2,133)	(234,737)
6-month EURIBOR, (0.23)%	Semi-Annual	0.88%	Annual	N/A	12/04/28	EUR	3,872	202,292	666	201,626
6-month CIBOR, (0.17)%	Semi-Annual	1.03%	Annual	N/A	12/06/28	DKK	28,735	212,117	7,988	204,129
6-month STIBOR, 0.10%	Quarterly	1.16%	Annual	N/A	12/06/28	SEK	40,557	160,912	6,978	153,934
3.08%	Semi-Annual	3-month LIBOR, 2.60%	Quarterly	N/A	12/07/28	USD	3,916	(254,920)	(2,139)	(252,781)
2.85%	Semi-Annual	3-month LIBOR, 2.60%	Quarterly	N/A	12/24/28	USD	5,017	(223,215)	79	(223,294)
3-month LIBOR, 2.60%	Quarterly	2.69%	Semi-Annual	N/A	01/08/29	USD	51,397	1,158,462	767	1,157,695
2.72%	Semi-Annual	3-month LIBOR, 2.60%	Quarterly	N/A	01/08/29	USD	28,852	(717,978)	441	(718,419)
2.81%	Semi-Annual	3-month LIBOR, 2.60%	Quarterly	N/A	01/29/29	USD	7,497	(249,924)	115	(250,039)
2.76%	Semi-Annual	3-month LIBOR, 2.60%	Quarterly	N/A	01/31/29	USD	3,866	(113,250)	59	(113,309)
2.49%	Semi-Annual	6-month Australian Bank Bill Rate, 1.84%	Semi-Annual	N/A	02/01/29	AUD	5,000	(146,132)	63	(146,195)

M A S T E R P O R T F O L I O C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	79

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	Master Total Return Portfolio

Paid by the Fund		Received by the Fund		Effective	Termination	Notional Amount			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	(000)		Value	(Received)	(Depreciation)

3-month LIBOR, 2.60%	Quarterly	2.69%	Semi-Annual	N/A	02/26/29	USD	21,674	$492,577	$328	$492,249
3-month LIBOR, 2.60%	Quarterly	2.64%	Semi-Annual	N/A	03/19/29	USD	23,902	438,420	364	438,056
2.56%	Semi-Annual	3-month LIBOR, 2.60%	Quarterly	N/A	03/22/29	USD	12,753	(141,135)	195	(141,330)
3-month LIBOR, 2.60%	Quarterly	2.45%	Semi-Annual	N/A	03/26/29	USD	11,610	11,474	177	11,297
2.42%	Semi-Annual	3-month LIBOR, 2.60%	Quarterly	N/A	04/02/29	USD	10,300	—	159	(159)
3.26%	Semi-Annual	3-month LIBOR, 2.60%	Quarterly	4/26/19(a)	04/26/29	USD	18,140	(1,346,214)	284	(1,346,498)
3-month LIBOR, 2.60%	Quarterly	3.35%	Semi-Annual	4/26/19(a)	04/26/29	USD	12,770	1,043,785	193	1,043,592
3.23%	Semi-Annual	3-month LIBOR, 2.60%	Quarterly	4/26/19(a)	04/26/29	USD	4,410	(314,635)	69	(314,704)
2.93%	Semi-Annual	3-month LIBOR, 2.60%	Quarterly	6/12/19(a)	06/12/29	USD	21,170	(936,095)	332	(936,427)
2.91%	Semi-Annual	3-month Canadian Bankers Acceptances, 2.02%	Semi-Annual	N/A	12/03/48	CAD	2,165	(209,108)	(444)	(208,664)
6-month EURIBOR, (0.23)%	Semi-Annual	1.46%	Annual	N/A	12/04/48	EUR	1,518	189,058	93	188,965
1.73%	Semi-Annual	6-month GBP LIBOR, 0.95%	Semi-Annual	N/A	12/04/48	GBP	1,134	(137,989)	1,687	(139,676)
6-month CIBOR, (0.17)%	Semi-Annual	1.53%	Annual	N/A	12/06/48	DKK	11,141	185,330	705	184,625
6-month STIBOR, 0.10%	Quarterly	1.68%	Annual	N/A	12/06/48	SEK	16,157	153,400	2,326	151,074
3.19%	Semi-Annual	3-month LIBOR, 2.60%	Quarterly	N/A	12/07/48	USD	1,695	(219,527)	(1,494)	(218,033)

								$(1,785,471)	$38,188	$(1,823,659)

(a)	Forward swap.

OTC Credit Default Swaps — Buy Protection

Reference Obligation	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Frontier Communications Corp.	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/19	USD	1,049	$45,555	$78,046	$(32,491)
Beazer Homes USA, Inc.	5.00%	Quarterly	Barclays Bank PLC	06/20/20	USD	2,050	(108,098)	(104,604)	(3,494)
HCA, Inc.	5.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/20	USD	3,095	(185,659)	(174,564)	(11,095)
HCA, Inc.	5.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/20	USD	930	(55,787)	(52,693)	(3,094)
United Mexican States	1.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/20	USD	7,452	(53,103)	16,028	(69,131)
United Mexican States	1.00%	Quarterly	Bank of America N.A.	09/20/20	USD	7,452	(57,362)	27,618	(84,980)
Australia & New Zealand Banking Group Ltd.	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/20	USD	1,205	(17,543)	(1,936)	(15,607)

80	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	Master Total Return Portfolio

Reference Obligation	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Australia & New Zealand Banking Group Ltd.	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/20	USD	1,000	$(14,561)	$(124)	$(14,437)
Australia & New Zealand Banking Group Ltd.	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/20	USD	795	(11,580)	(1,408)	(10,172)
Commonwealth Bank of Australia	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/20	USD	1,150	(16,556)	(1,453)	(15,103)
Commonwealth Bank of Australia	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/20	USD	1,000	(14,396)	(932)	(13,464)
Itochu Corp.	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	32,023	(4,562)	(735)	(3,827)
Itochu Corp.	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	29,326	(4,178)	(649)	(3,529)
Itochu Corp.	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	29,326	(4,177)	(612)	(3,565)
Itochu Corp.	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	29,326	(4,177)	(481)	(3,696)
Mitsubishi Corp.	1.00%	Quarterly	Barclays Bank PLC	12/20/20	JPY	47,573	(6,983)	(2,390)	(4,593)
Mitsubishi Corp.	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	29,326	(4,304)	(1,276)	(3,028)
Mitsui & Co. Ltd.	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	58,651	(8,510)	(1,003)	(7,507)
Mitsui & Co. Ltd.	1.00%	Quarterly	Goldman Sachs International	12/20/20	JPY	29,326	(4,255)	(368)	(3,887)
National Australia Bank Ltd.	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/20	USD	1,000	(14,413)	(470)	(13,943)
Standard Chartered Bank	1.00%	Quarterly	BNP Paribas S.A.	12/20/20	EUR	810	(13,741)	6,996	(20,737)
Standard Chartered Bank	1.00%	Quarterly	BNP Paribas S.A.	12/20/20	EUR	460	(7,804)	4,143	(11,947)
Standard Chartered Bank	1.00%	Quarterly	Goldman Sachs International	12/20/20	EUR	610	(10,349)	2,348	(12,697)
Standard Chartered Bank	1.00%	Quarterly	Morgan Stanley & Co. International PLC	12/20/20	EUR	240	(4,072)	2,204	(6,276)
Sumitomo Corp.	1.00%	Quarterly	Barclays Bank PLC	12/20/20	JPY	24,938	(3,579)	376	(3,955)
Sumitomo Corp.	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/20	JPY	25,316	(3,634)	650	(4,284)
Westpac Banking Corp.	1.00%	Quarterly	Citibank N.A.	12/20/20	USD	1,000	(14,224)	(1,096)	(13,128)
DISH DBS Corp.	5.00%	Quarterly	Goldman Sachs International	12/20/23	USD	2,168	51,279	105,603	(54,324)
DISH DBS Corp.	5.00%	Quarterly	Goldman Sachs International	12/20/23	USD	2,150	50,844	73,047	(22,203)
KB Home	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/23	USD	2,138	(258,703)	(169,756)	(88,947)
Realogy Group LLC	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/23	USD	1,069	(15,156)	(9,922)	(5,234)
RR Donnelley & Sons Co.	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/23	USD	1,070	75,431	51,327	24,104
Federative Republic of Brazil	1.00%	Quarterly	BNP Paribas S.A.	06/20/24	USD	16,100	570,183	541,933	28,250
Federative Republic of Brazil	1.00%	Quarterly	BNP Paribas S.A.	06/20/24	USD	4,420	156,535	148,779	7,756
Federative Republic of Brazil	1.00%	Quarterly	Citibank N.A.	06/20/24	USD	42,010	1,487,804	1,316,195	171,609
Federative Republic of Brazil	1.00%	Quarterly	Citibank N.A.	06/20/24	USD	20,173	714,429	688,175	26,254
Federative Republic of Brazil	1.00%	Quarterly	Citibank N.A.	06/20/24	USD	5,517	195,385	188,205	7,180
Republic of Colombia	1.00%	Quarterly	Citibank N.A.	06/20/24	USD	27,530	101,312	269,274	(167,962)
Republic of South Africa	1.00%	Quarterly	Goldman Sachs International	06/20/24	USD	30,373	1,402,860	1,347,884	54,976
Republic of the Philippines	1.00%	Quarterly	Citibank N.A.	06/20/24	USD	18,990	(375,987)	(301,802)	(74,185)
Republic of Turkey	1.00%	Quarterly	BNP Paribas S.A.	06/20/24	USD	5,400	760,235	539,573	220,662
Republic of Turkey	1.00%	Quarterly	Deutsche Bank AG	06/20/24	USD	6,480	912,282	641,729	270,553
Republic of Turkey	1.00%	Quarterly	Goldman Sachs International	06/20/24	USD	3,405	479,370	343,021	136,349
Republic of Turkey	1.00%	Quarterly	Goldman Sachs International	06/20/24	USD	935	131,657	94,471	37,186
Republic of Turkey	1.00%	Quarterly	Morgan Stanley & Co. International PLC	06/20/24	USD	6,175	869,286	621,611	247,675
United Mexican States	1.00%	Quarterly	Citibank N.A.	06/20/24	USD	15,739	148,549	276,601	(128,052)
United Mexican States	1.00%	Quarterly	Citibank N.A.	06/20/24	USD	4,219	39,822	74,149	(34,327)
United Mexican States	1.00%	Quarterly	HSBC Bank PLC	06/20/24	USD	25,287	238,656	457,075	(218,419)
United Mexican States	1.00%	Quarterly	HSBC Bank PLC	06/20/24	USD	6,779	63,977	122,529	(58,552)

M A S T E R P O R T F O L I O C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	81

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	Master Total Return Portfolio

Reference Obligation	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CMBX.NA.9.AAA	0.50%	Annual	Credit Suisse International	09/17/58	USD	4,540	$(39,879)	$53,403	$(93,282)
CMBX.NA.9.AAA	0.50%	Annual	Deutsche Bank AG	09/17/58	USD	3,620	(31,797)	43,198	(74,995)
CMBX.NA.9.AAA	0.50%	Annual	Morgan Stanley & Co. International PLC	09/17/58	USD	5,570	(48,926)	71,890	(120,816)
CMBX.NA.9.AAA	0.50%	Annual	Morgan Stanley & Co. International PLC	09/17/58	USD	3,050	(26,790)	35,877	(62,667)
CMBX.NA.9.AAA	0.50%	Annual	Morgan Stanley & Co. International PLC	09/17/58	USD	2,530	(22,223)	29,760	(51,983)
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International PLC	09/17/58	USD	204	12,165	11,805	360
CMBX.NA.6.AAA	0.50%	Monthly	Deutsche Bank AG	05/11/63	USD	6,315	(47,338)	1,995	(49,333)
CMBX.NA.6.AAA	0.50%	Annual	Deutsche Bank AG	05/11/63	USD	5,619	(42,118)	(1,796)	(40,322)
CMBX.NA.6.AAA	0.50%	Annual	Deutsche Bank AG	05/11/63	USD	3,946	(29,577)	752	(30,329)
CMBX.NA.6.BBB-	3.00%	Annual	J.P. Morgan Securities LLC	05/11/63	USD	850	107,431	82,181	25,250

							$7,028,946	$7,540,381	$(511,435)

OTC Credit Default Swaps — Sell Protection

Reference Obligation	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

United Mexican States	1.00%	Quarterly	Bank of America N.A.	06/20/20	BBB+	USD	7,452	$53,103	$(18,578)	$71,681
People’s Republic of China	1.00%	Quarterly	Barclays Bank PLC	09/20/20	A+	USD	1,000	13,257	(2,390)	15,647
People’s Republic of China	1.00%	Quarterly	Goldman Sachs International	09/20/20	A+	USD	1,000	13,257	(2,527)	15,784
United Mexican States	1.00%	Quarterly	JPMorgan Chase Bank N.A.	09/20/20	BBB+	USD	7,452	57,357	(24,063)	81,420
ITRAXX.ASIA.XJ.IG.24.V1	1.00%	Quarterly	Goldman Sachs International	12/20/20	A-	USD	1,825	28,200	(17,572)	45,772
Beazer Homes USA, Inc.	5.00%	Quarterly	Barclays Bank PLC	06/20/23	B-	USD	2,050	123,136	140,285	(17,149)
Beazer Homes USA, Inc.	5.00%	Quarterly	Goldman Sachs International	06/20/23	B-	USD	1,036	62,227	39,610	22,617
Beazer Homes USA, Inc.	5.00%	Quarterly	Goldman Sachs International	06/20/23	B-	USD	622	37,336	24,435	12,901
CMBX.NA.7.AAA	0.50%	Monthly	Morgan Stanley & Co. International PLC	01/17/47	AAA	USD	5,000	45,897	(150,635)	196,532
CMBX.NA.3.AM	0.50%	Monthly	Credit Suisse International	12/13/49	A	USD	16	(60)	(1,333)	1,273
CMBX.NA.3.AM	0.50%	Monthly	Goldman Sachs International	12/13/49	A	USD	40	(151)	(3,403)	3,252
CMBX.NA.3.AM	0.50%	Monthly	JPMorgan Chase Bank N.A.	12/13/49	A	USD	87	(326)	(6,960)	6,634
CMBX.NA.4.AM	0.50%	Annual	Deutsche Bank AG	02/17/51	A-	USD	2	(8)	(212)	204
CMBX.NA.8.A	2.00%	Annual	Goldman Sachs International	10/17/57	Not Rated	USD	1,146	1,639	(62,450)	64,089
CMBX.NA.8.A	2.00%	Monthly	Goldman Sachs International	10/17/57	Not Rated	USD	440	629	(42,921)	43,550
CMBX.NA.9.BBB-	3.00%	Monthly	Deutsche Bank AG	09/17/58	Not Rated	USD	906	(54,026)	(108,406)	54,380
CMBX.NA.9.BBB-	3.00%	Monthly	J.P. Morgan Securities LLC	09/17/58	Not Rated	USD	955	(56,947)	(84,293)	27,346
CMBX.NA.9.BBB-	3.00%	Quarterly	Morgan Stanley & Co. International PLC	09/17/58	Not Rated	USD	1,000	(59,630)	(60,752)	1,122
CMBX.NA.10.A	2.00%	Monthly	Deutsche Bank AG	11/17/59	A-	USD	3,340	(9,000)	(144,912)	135,912
CMBX.NA.10.A	2.00%	Monthly	Deutsche Bank AG	11/17/59	A-	USD	1,670	(4,499)	(73,673)	69,174
CMBX.NA.10.BBB-	3.00%	Annual	J.P. Morgan Securities LLC	11/17/59	BBB-	USD	60	(3,166)	(5,151)	1,985
CMBX.NA.6.BBB-	3.00%	Annual	Credit Suisse International	05/11/63	BB+	USD	850	(107,431)	(66,550)	(40,881)

								$140,794	$(672,451)	$813,245

(a)	Using ‘S&P’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

82	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	Master Total Return Portfolio

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund			Termination	Notional Amount			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Counterparty	Date	(000)		Value	(Received)	(Depreciation)

3.27%	Quarterly	3-month LIBOR, 2.60%	Semi-Annual	Deutsche Bank AG	05/16/21	USD	9,510	$(260,400)	$—	$(260,400)
1-day BZDIOVER, 0.02%	At Termination	8.53%	At Termination	Citibank N.A.	01/02/23	BRL	105,470	575,004	—	575,004
1-day BZDIOVER, 0.02%	At Termination	8.35%	At Termination	Goldman Sachs International	01/02/23	BRL	59,545	133,978	—	133,978
1-day BZDIOVER, 0.02%	At Termination	8.27%	At Termination	JPMorgan Chase Bank N.A.	01/02/23	BRL	62,487	96,998	—	96,998
1-day BZDIOVER, 0.02%	At Termination	8.56%	At Termination	BNP Paribas S.A.	01/02/25	BRL	46,219	25,845	—	25,845
1-day BZDIOVER, 0.02%	At Termination	8.49%	At Termination	Citibank N.A.	01/02/25	BRL	92,725	(866)	—	(866)
5.73%	Monthly	28-day MXIBTIIE, 8.52%	Monthly	Bank of America N.A.	01/03/25	MXN	23,376	122,755	262	122,493
28-day MXIBTIIE, 8.52%	Monthly	6.33%	Monthly	Citibank N.A.	06/09/25	MXN	14,869	(59,283)	(67)	(59,216)
28-day MXIBTIIE, 8.52%	Monthly	6.33%	Monthly	Citibank N.A.	07/17/25	MXN	36,610	(150,657)	(129)	(150,528)
28-day MXIBTIIE, 8.52%	Monthly	6.32%	Monthly	Goldman Sachs International	08/06/25	MXN	109,616	(449,230)	(380)	(448,850)
6.31%	Monthly	28-day MXIBTIIE, 8.52%	Monthly	Bank of America N.A.	08/11/25	MXN	36,783	154,835	154	154,681
6.31%	Monthly	28-day MXIBTIIE, 8.52%	Monthly	Bank of America N.A.	08/11/25	MXN	36,783	154,835	154	154,681
6.31%	Monthly	28-day MXIBTIIE, 8.52%	Monthly	Deutsche Bank AG	08/11/25	MXN	136,536	575,768	571	575,197
28-day MXIBTIIE, 8.52%	Monthly	6.27%	Monthly	Bank of America N.A.	12/05/25	MXN	4,348	(19,640)	(41)	(19,599)

								$899,942	$524	$899,418

OTC Total Return Swaps

Paid by the Fund		Received by the Fund			Termination	Notional Amount			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Counterparty	Date	(000)		Value	(Received)	(Depreciation)

Energy Select Sector SPDR Fund	Monthly	1-month LIBOR plus 0.05%, 2.49%	Monthly	Merrill Lynch International	04/10/19	USD	4,010	$(100,673)	$—	$(100,673)
SPDR S&P Oil & Gas Exploration & Production ETF	Monthly	1-month LIBOR minus 0.70%, 2.49%	Monthly	BNP Paribas S.A.	08/06/19	USD	638	(27,032)	—	(27,032)
Charter Communications, Inc.	Monthly	1-month LIBOR plus 0.10%, 2.49%	Monthly	Citibank N.A.	08/06/19	USD	504	(8,478)	—	(8,478)
Charter Communications, Inc.	Monthly	1-month LIBOR, 2.49%	Monthly	BNP Paribas S.A.	08/27/19	USD	1,003	24,871	—	24,871

M A S T E R P O R T F O L I O C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	83

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	Master Total Return Portfolio

Paid by the Fund		Received by the Fund			Termination	Notional Amount			Upfront Premium Paid	Unrealized Appreciation
Rate	Frequency	Rate	Frequency	Counterparty	Date	(000)		Value	(Received)	(Depreciation)

Weatherford International PLC	Monthly	1-month LIBOR plus 0.08%, 2.49%	Monthly	BNP Paribas S.A.	08/30/19	USD	101	$(7,385)	$—	$(7,385)
Superior Energy Services, Inc.	Quarterly	3-month LIBOR minus 0.75%, 2.60%	Quarterly	BNP Paribas S.A.	11/19/19	USD	25	4,475	—	4,475
Bristow Group, Inc.	Quarterly	3-month LIBOR minus 1.50%, 2.60%	Quarterly	BNP Paribas S.A.	11/19/19	USD	17	9,445	—	9,445
Bristow Group, Inc.	Quarterly	3-month LIBOR minus 1.50%, 2.60%	Quarterly	BNP Paribas S.A.	11/19/19	USD	5	3,078	—	3,078
Superior Energy Services, Inc.	Quarterly	3-month LIBOR minus 0.75%, 2.60%	Quarterly	BNP Paribas S.A.	11/19/19	USD	263	46,196	—	46,196
Canadian Natural Resources Ltd.	Quarterly	3-month LIBOR minus 0.45%, 2.60%	Quarterly	BNP Paribas S.A.	11/27/19	USD	545	16,939	—	16,939
SPDR S&P Oil & Gas Exploration & Production ETF	Monthly	1-month LIBOR minus 0.35%, 2.49%	Monthly	Merrill Lynch International	12/31/19	USD	1,709	(21,503)	—	(21,503)
Superior Energy Services, Inc.	Quarterly	3-month LIBOR minus 0.45%, 2.60%	Quarterly	BNP Paribas S.A.	01/31/20	USD	311	(29,799)	—	(29,799)
Halcon Resources Corp.	Monthly	1-month LIBOR minus 2.75%, 2.49%	Monthly	Citibank N.A.	03/17/20	USD	238	(22,609)	—	(22,609)
SPDR S&P Oil & Gas Exploration & Production ETF	Monthly	1-month LIBOR minus 0.47%, 2.49%	Monthly	Merrill Lynch International	03/17/20	USD	1,493	(46,297)	—	(46,297)
Halcon Resources Corp. Monthly	2.49%	1-month LIBOR minus 2.75%,	Monthly	Citibank N.A.	03/19/20	USD	238	(29,680)	—	(29,680)

								$(188,452)	$—	$(188,452)

84	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	Master Total Return Portfolio

OTC Total Return — Correlation Swaps

Reference	Stirke Correlation Rate	Counterparty	Termination Date		Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

GBP/EUR - GBP/USD	76.5%(a)	Citibank N.A.	07/17/19	GBP		13	$(133,802)	$—	$(133,802)
GBP/EUR - GBP/USD	75.0%(a)	Citibank N.A.	07/17/19	GBP		10	(117,205)	—	(117,205)

							$(251,007)	$—	$(251,007)

(a)	At expiration, the Master Portfolio pays or receives an amount based on the difference between the strike correlation rate and the realized price correlation.

Balances Reported in the Consolidated Statement of Assets and Liabilities for Centrally Cleared Swaps and OTC Derivatives

	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value

Centrally Cleared Swaps(a)	$750,862	$(3,383,994)	$9,868,305	$(15,411,668)	$—
OTC Swaps	8,575,922	(1,707,468)	4,073,320	(3,311,551)	—
Options Written	N/A	N/A	4,099,999	(2,243,003)	(8,461,052)

(a)

Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:

Assets – Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Futures contracts	Net unrealized appreciation(a)	$—	$—	$—	$—	$48,436,702	$—	$48,436,702
Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	19,476,871	—	—	19,476,871
Options purchased	Investments at value — unaffiliated(b)	—	—	1,546,834	4,123,543	6,277,153	—	11,947,530
Swaps — centrally cleared	Net unrealized appreciation(a) Unrealized appreciation on OTC swaps;	—	114,411	—	—	7,469,713	2,284,181	9,868,305
Swaps — OTC	Swap premiums paid	—	10,704,220	105,004	—	1,840,018	—	12,649,242

		$—	$10,818,631	$1,651,838	$23,600,414	$64,023,586	$2,284,181	$102,378,650

Liabilities — Derivative Financial Instruments

Futures contracts	Net unrealized depreciation(a)	$—	$—	$612,254	$—	$546,890	$—	$1,159,144
Forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	11,982,569	—	—	11,982,569
Options written	Options written at value	—	—	1,455,926	3,667,147	3,337,979	—	8,461,052
Swaps — centrally cleared	Net unrealized depreciation(a) Unrealized depreciation on OTC swaps;	—	2,079,742	—	—	9,293,372	4,038,554	15,411,668
Swaps — OTC	Swap premiums received	—	3,534,480	293,456	—	1,191,083	—	5,019,019

		$—	$5,614,222	$2,361,636	$15,649,716	$14,369,324	$4,038,554	$42,033,452

(a)

Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

(b)	Includes options purchased at value as reported in the Consolidated Schedule of Investments.

For the six months ended March 31, 2019, the effect of derivative financial instruments in the Consolidated Statement of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Futures contracts	$(13,435)	$—	$(9,028,741)	$—	$(10,651,221)	$—	$(19,693,397)
Forward foreign currency exchange contracts	—	—	—	7,987,081	—	—	7,987,081
Options purchased(a)	—	(213,857)	15,737,048	(18,424,417)	(4,026,514)	—	(6,927,740)
Options written	—	—	(3,327,483)	12,333,163	5,345,095	—	14,350,775
Swaps	—	(7,991,556)	985,942	—	8,269,050	852,978	2,116,414

	$(13,435)	$(8,205,413)	$4,366,766	$1,895,827	$(1,063,590)	$852,978	$(2,166,867)

(a)	Options purchased are included in net realized gain (loss) from investments.

M A S T E R P O R T F O L I O C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	85

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	Master Total Return Portfolio

Net Change in Unrealized Appreciation (Depreciation) on:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Futures contracts	$71,559	$—	$(1,433,700)	$—	$100,618,808	$—	$99,256,667
Forward foreign currency exchange contracts	—	—	—	(10,389,546)	—	—	(10,389,546)
Options purchased(a)	—	—	3,120,044	1,776,691	1,843,143	—	6,739,878
Options written	—	—	(1,230,367)	(650,212)	(371,114)	—	(2,251,693)
Swaps	—	2,376,137	51,936	—	(1,838,520)	(1,827,658)	(1,238,105)

	$71,559	$2,376,137	$507,913	$(9,263,067)	$100,252,317	$(1,827,658)	$92,117,201

(a)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments.

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$5,215,015,215
Average notional value of contracts — short	1,999,950,787
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	999,440,347
Average amounts sold — in USD	595,383,711
Options:
Average value of option contracts purchased	10,323,803
Average value of option contracts written	8,356,149
Average notional value of swaption contracts purchased	928,066,000
Average notional value of swaption contracts written	684,385,000
Credit default swaps:
Average notional value — buy protection	509,378,236
Average notional value — sell protection	116,707,820
Interest rate swaps:
Average notional value — pays fixed rate	2,813,263,645
Average notional value — receives fixed rate	2,841,014,383
Currency swaps:
Average notional value — pays fixed rate	960,888
Average notional value — receives fixed rate	4,500
Inflation swaps:
Average notional value — pays fixed rate	217,232,333
Average notional value — receives fixed rate	272,019,542
Total return swaps:
Average notional value	22,846,933

For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

Derivative Financial Instruments — Offsetting as of Period End

The Master Portfolio’s derivative assets and liabilities (by type) were as follows:

	Assets		Liabilities

Derivative Financial Instruments:

Futures contracts	$2,468,812		$8,417,920
Forward foreign currency exchange contracts	19,476,871		11,982,569
Options	11,947,530	(a)	8,461,052
Swaps — Centrally cleared	—		143,641
Swaps — OTC(b)	12,649,242		5,019,019

Total derivative assets and liabilities in the Consolidated Statement of Assets and Liabilities	$46,542,455		$34,024,201
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(9,282,998)		(13,355,466)

Total derivative assets and liabilities subject to an MNA	$37,259,457		$20,668,735

(a)

Includes interest rate caps purchased at value and options purchased at value which are included in Investments at value — unaffiliated in the Consolidated Statement of Assets and Liabilities and reported in the Consolidated Schedule of Investments.

(b)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/received in the Consolidated Statement of Assets and Liabilities.

86	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	Master Total Return Portfolio

The following tables present the Master Portfolio’s derivative assets and liabilities by counterparty net of amounts for offset under an MNA and net of the related collateral received and pledged by the Master Portfolio:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets(b)(c)

Australia & New Zealand
Banking Group Ltd.	$3,580	$—	$—	$—	$3,580
Bank of America N.A.	938,793	(536,996)	(383,056)	—	18,741
Barclays Bank PLC	2,002,476	(215,582)	—	(1,260,000)	526,894
BNP Paribas S.A.	3,234,680	(1,591,883)	—	(960,000)	682,797
Citibank N.A.	4,624,272	(3,742,412)	—	(881,860)	—
Credit Suisse International	467,287	(202,046)	—	—	265,241
Deutsche Bank AG	14,352,060	(1,220,872)	(495,307)	(2,033,000)	10,602,881
Goldman Sachs International	3,240,885	(1,013,397)	—	(2,227,488)	—
HSBC Bank PLC	4,672,720	(592,050)	(372,331)	—	3,708,339
J.P. Morgan Securities LLC	136,762	(89,444)	—	—	47,318
JPMorgan Chase Bank N.A.	803,085	(803,085)	—	—	—
Morgan Stanley & Co.
International PLC	1,553,761	(1,553,761)	—	—	—
NatWest Markets PLC	220,858	(220,858)	—	—	—
Northern Trust Corp.	135,613	—	—	—	135,613
Royal Bank of Canada	672	(672)	—	—	—
Standard Chartered Bank	80,957	(80,957)	—	—	—
State Street Bank and Trust Co.	23,534	(23,534)	—	—	—
UBS AG	767,462	(767,462)	—	—	—

	$37,259,457	$(12,655,011)	$(1,250,694)	$(7,362,348)	$15,991,404

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-cash Collateral Pledged	Cash Collateral Pledged(d)	Net Amount of Derivative Liabilities(c)(e)

Bank of America N.A.	$536,996	$(536,996)	$—	$—	$—
Barclays Bank PLC	215,582	(215,582)	—	—	—
BNP Paribas S.A.	1,591,883	(1,591,883)	—	—	—
Citibank N.A.	3,742,412	(3,742,412)	—	—	—
Credit Suisse International	202,046	(202,046)	—	—	—
Deutsche Bank AG	1,220,872	(1,220,872)	—	—	—
Goldman Sachs International	1,013,397	(1,013,397)	—	—	—
HSBC Bank PLC	592,050	(592,050)	—	—	—
J.P. Morgan Securities LLC	89,444	(89,444)	—	—	—
JPMorgan Chase Bank N.A.	7,618,278	(803,085)	—	—	6,815,193
Merrill Lynch International	168,473	—	—	(168,473)	—
Morgan Stanley & Co.
International PLC	1,643,983	(1,553,761)	—	(90,222)	—
NatWest Markets PLC	325,698	(220,858)	—	—	104,840
Royal Bank of Canada	1,144	(672)	—	—	472
Standard Chartered Bank	483,245	(80,957)	—	—	402,288
State Street Bank and Trust Co.	35,251	(23,534)	—	—	11,717
TD Securities, Inc.	75,347	—	—	—	75,347
UBS AG	1,112,634	(767,462)	—	(345,172)	—

	$20,668,735	$(12,655,011)	$—	$(603,867)	$7,409,857

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.

(b)	Net amount represents the net amount receivable from the counterparty in the event of default.

(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

(d)	Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.

(e)

Net amount represents the net amount payable due to the counterparty in the event of default. Net amount may be offset further by the options written receivable/payable on the Consolidated Statement of Assets and Liabilities.

M A S T E R P O R T F O L I O C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	87

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	Master Total Return Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$1,215,220,772	$96,557,001	$1,311,777,773
Common Stocks(a)	29,901,857	—	2,046,642	31,948,499
Corporate Bonds(a)	—	5,458,316,258	1,508,374	5,459,824,632
Floating Rate Loan Interests(a)	—	114,493,218	151,927,636	266,420,854
Foreign Agency Obligations	—	96,684,634	—	96,684,634
Foreign Government Obligations	—	451,977,225	—	451,977,225
Investment Companies	12,247,957	—	—	12,247,957
Non-Agency Mortgage-Backed Securities	—	590,488,935	59,162,027	649,650,962
Preferred Securities(a)	—	100,558,618	—	100,558,618
Taxable Municipal Bonds	—	602,769,683	—	602,769,683
U.S. Government Sponsored Agency Securities	—	7,646,850,357	—	7,646,850,357
U.S. Treasury Obligations	—	644,289,874	—	644,289,874
Warrants	111,720	—	—	111,720
Short-Term Securities:
Foreign Government Obligations	—	15,032,561	—	15,032,561
Money Market Funds	958,809,171	—	—	958,809,171
U.S. Treasury Obligations	—	5,103,590	—	5,103,590
Options Purchased:
Equity contracts	1,546,834	—	—	1,546,834
Foreign currency exchange contracts	—	4,123,543	—	4,123,543
Interest rate contracts	5,267,352	1,009,793	8	6,277,153
Liabilities:
TBA Sale Commitments	—	(4,349,627,425)	—	(4,349,627,425)

Subtotal	$1,007,884,891	$12,597,291,636	$311,201,688	$13,916,378,215

Investments Valued at Net Asset Value (“NAV”)(b)				233,177

Total Investments				$13,916,611,392

(a)	See above Consolidated Schedule of Investments for values in each industry.

(b)	Certain investments of the Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

88	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	Master Total Return Portfolio

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(a)
Assets:
Credit contracts	$—	$2,243,850	$—	$2,243,850
Equity contracts	—	105,004	—	105,004
Foreign currency exchange contracts	—	19,476,871	—	19,476,871
Interest rate contracts	48,436,702	9,308,590	—	57,745,292
Other contracts	—	2,284,181	—	2,284,181
Liabilities:
Credit contracts	—	(3,907,371)	—	(3,907,371)
Equity contracts	(2,068,180)	(293,456)	—	(2,361,636)
Foreign currency exchange contracts	—	(15,900,723)	—	(15,900,723)
Interest rate contracts	(3,884,869)	(10,232,831)	—	(14,117,700)
Other contracts	—	(4,038,554)	—	(4,038,554)

	$42,483,653	$(954,439)	$—	$41,529,214

(a)

Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

During the six months ended March 31, 2019, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Master Portfolio had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage- Backed Securities

Assets:
Opening Balance, as of September 30, 2018	$61,899,804	$218,040	$111,000,003	$127,990,875	$60,105,857
Transfers into Level 3	25,955,285	—	34,521	52,047,625	3,373,558
Transfers out of Level 3	(19,008,110)	—	—	(17,030,050)	(6,872,711)
Accrued discounts/premiums	120,781	—	—	14,961	415,721
Net realized gain (loss)	(203,585)	(342,007)	—	31,190	(4,226,040)
Net change in unrealized appreciation (depreciation)(a)(b)	(10,145,144)	216,713	850	(3,315,993)	(14,052)
Purchases	60,664,782	2,154,360	1,473,000	16,014,164	19,295,469
Sales	(22,726,812)	(200,464)	(111,000,000)	(23,825,136)	(12,915,775)

Closing Balance, as of March 31, 2019	$96,557,001	$2,046,642	$1,508,374	$151,927,636	$59,162,027

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2019(b)	$(9,520,987)	$(107,718)	$850	$(3,341,653)	$(4,900,854)

	Preferred Securities	U.S. Government Sponsored Agency Securities	Options Purchased	Total

Assets:
Opening Balance, as of September 30, 2018	$240,721	$840,797	$39	$362,296,136
Transfers into Level 3	—	—	—	81,410,989
Transfers out of Level 3	—	(840,797)	—	(43,751,668)
Accrued discounts/premiums	—	—	—	551,463
Net realized gain (loss)	(867,195)	—	—	(5,607,637)
Net change in unrealized appreciation (depreciation)(a)(b)	847,791	—	(263,127)	(12,672,962)
Purchases	—	—	263,096	99,864,871
Sales	(221,317)	—	—	(170,889,504)

Closing Balance, as of March 31, 2019	$—	$—	$8	$311,201,688

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2019(b)	$—	$—	$(263,087)	$(18,133,449)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2019, is generally due to investments no longer held or categorized as Level 3 at period end.

(b)	Included in the related net change in unrealized appreciation (depreciation) in the Consolidated Statement of Operations.

M A S T E R P O R T F O L I O C O N S O L I D A T E D S C H E D U L E O F I N V E S T M E N T S	89

Consolidated Schedule of Investments (unaudited) (continued) March 31, 2019	Master Total Return Portfolio

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

Foreign Currency
Exchange Contracts

	Assets	Liabilities

Opening Balance, as of September 30, 2018	$—	$(39)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Accrued discounts/premiums	—	—
Net realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)(a)(b)	—	39
Purchases	—	—
Issues	—	—
Sales	—	—
Settlements	—	—

Closing Balance, as of March 31, 2019	$—	$—

Net change in unrealized appreciation (depreciation) on derivative financial instruments still held at March 31, 2019(b)	$—	$—

(a)	Included in the related net change in unrealized appreciation (depreciation) in the Consolidated Statement of Operations.

(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2019 is generally due to investments no longer held or categorized as Level 3 at period end.

The Master Portfolio’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

See notes to consolidated financial statements.

90	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Statement of Assets and Liabilities (unaudited)

March 31, 2019

Master Total Return Portfolio

ASSETS
Investments at value — unaffiliated (including securities loaned at value of $196,704) (cost — $17,216,123,290)	$17,294,945,514
Investments at value — affiliated (cost — $971,215,809)	971,293,303
Cash	4,674,542
Cash pledged:
Collateral — OTC derivatives	2,680,000
Collateral — TBA commitments	580,000
Futures contracts	31,709,010
Centrally cleared swaps	18,941,630
Foreign currency at value (cost — $27,174,797)	26,996,233
Receivables:
Investments sold	575,806,484
Options written	230,471
Securities lending income — affiliated	31
Swaps	3,487,306
TBA sale commitments	4,332,142,474
Contributions from investors	4,084,217
Dividends — affiliated	2,057,804
Dividends — unaffiliated	14,756
Interest — unaffiliated	103,317,354
Principal paydowns	1,004,520
Variation margin on futures contracts	2,468,812
Variation margin on centrally cleared swaps	143,641
Swap premiums paid	8,575,922
Unrealized appreciation on:
Forward foreign currency exchange contracts	19,476,871
OTC swaps	4,073,320
Prepaid expenses	182,205

Total assets	23,408,886,420

LIABILITIES
Cash received:
Collateral — OTC derivatives	31,467,000
Collateral — TBA commitments	9,097,896
Cash collateral on securities loaned at value	207,573
Options written at value (premiums received — $10,318,048)	8,461,052
TBA sale commitments at value (proceeds — $4,332,142,474)	4,349,627,425
Payables:
Investments purchased	5,406,473,120
Directors’ fees	37,418
Investment advisory fees	540,854
Options written	38,384
Other accrued expenses	1,247,187
Variation margin on futures contracts	8,417,920
Swap premiums received	1,707,468
Unrealized depreciation on:
Forward foreign currency exchange contracts	11,982,569
OTC swaps	3,311,551

Total liabilities	9,832,617,417

NET ASSETS	$13,576,269,003

NET ASSETS CONSIST OF
Investors’ capital	$13,463,388,030
Net unrealized appreciation (depreciation)	112,880,973

NET ASSETS	$13,576,269,003

See notes to consolidated financial statements.

M A S T E R P O R T F O L I O C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	91

Consolidated Statement of Operations (unaudited)

Six Months Ended March 31, 2019

Master Total Return Portfolio

INVESTMENT INCOME
Interest — unaffiliated	$241,317,790
Dividends — affiliated	10,311,193
Dividends — unaffiliated	33,889
Securities lending income — affiliated — net	70,764
Foreign taxes withheld	(22,637)

Total investment income	251,710,999

EXPENSES
Investment advisory	3,459,195
Custodian	433,907
Accounting services	326,596
Professional	87,901
Directors	70,299
Printing	5,858
Miscellaneous	278,557

Total expenses	4,662,313
Less fees waived and/or reimbursed by the Manager	(250,753)

Total expenses after fees waived and/or reimbursed	4,411,560

Net investment income	247,299,439

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated (net of $14,238 foreign capital gain tax)	(51,515,405)
Investments — affiliated	(4,469,331)
Foreign currency transactions	450,207
Forward foreign currency exchange contracts	7,987,081
Futures contracts	(19,693,397)
Options written	14,350,775
Swaps	2,116,414

(50,773,656)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	292,017,712
Investments — affiliated	(525,998)
Foreign currency translations	316,052
Forward foreign currency exchange contracts	(10,389,546)
Futures contracts	99,256,667
Options written	(2,251,693)
Swaps	(1,238,105)

377,185,089

Net realized and unrealized gain	326,411,433

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$573,710,872

See notes to consolidated financial statements.

92	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Statements of Changes in Net Assets

	Master Total Return Portfolio
	Six Months Ended 03/31/19 (unaudited)	Year Ended 09/30/18
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$247,299,439	$464,469,339
Net realized loss	(50,773,656)	(212,466,813)
Net change in unrealized appreciation (depreciation)	377,185,089	(394,697,234)

Net increase (decrease) in net assets resulting from operations	573,710,872	(142,694,708)

CAPITAL TRANSACTIONS
Proceeds from contributions	2,812,441,925	5,934,095,058
Value of withdrawals	(2,873,730,855)	(4,328,662,619)

Net increase (decrease) in net assets derived from capital transactions	(61,288,930)	1,605,432,439

NET ASSETS
Total increase in net assets	512,421,942	1,462,737,731
Beginning of period	13,063,847,061	11,601,109,330

End of period	$13,576,269,003	$13,063,847,061

See notes to consolidated financial statements.

M A S T E R P O R T F O L I O C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	93

Consolidated Financial Highlights

	Master Total Return Portfolio
	Six Months
	Ended
	03/31/19		Year Ended September 30,
	(unaudited)		2018		2017	2016	2015	2014

Total Return
Total return	4.56	%(a)	(1.19	)%(b)	1.90%	5.75%	3.13%	7.15%

Ratios to Average Net Assets(c)
Total expenses	0.07	%(d)	0.34%		0.32%	0.21%	0.14%	0.25%

Total expenses after fees waived	0.07	%(d)	0.34%		0.32%	0.21%	0.14%	0.25%

Total expenses after fees waived and excluding interest expense	0.07	%(d)	0.07%		0.08%	0.08%	0.09%	0.14%

Net investment income	3.67	%(d)	3.67%		3.30%	3.03%	3.07%	4.03%

Supplemental Data
Net assets, end of period (000)	$13,576,269		$13,063,847		$11,601,109	$9,309,960	$7,418,036	$3,431,769

Portfolio turnover rate(e)	372%		734%		806%	841%	1,015%	750%

(a) Aggregate total return.

(b) Includes payment received from an affiliate, which had no impact on the Master Portfolio’s total return.

(c) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months
	Ended
	03/31/19		Year Ended September 30,
	(unaudited)		2018		2017	2016	2015	2014
Investments in underlying funds	0.01%		0.01%		0.01%	0.01%	—	—

(d) Annualized. (e) Includes mortgage dollar roll transactions. Additional information regarding portfolio turnover rate is as follows:

	Six Months
	Ended
	03/31/19		Year Ended September 30,
	(unaudited)		2018		2017	2016	2015	2014
Portfolio turnover rate (excluding mortgage dollar roll transactions)	148%		350%		540%	598%	725%	529%

See notes to consolidated financial statements.

94	2 0 1 9 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Consolidated Financial Statements (unaudited)	Master Total Return Portfolio

1.	ORGANIZATION

Master Total Return Portfolio (the “Master Portfolio”), a series of Master Bond LLC, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Master Portfolio is classified as diversified. The Master Bond LLC is organized as a Delaware limited liability company. The Limited Liability Company Agreement of the Master Bond LLC permits the Board of Directors of the Master Bond LLC (the “Board”) to issue nontransferable interests in the Master Bond LLC, subject to certain limitations.

The Master Portfolio, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of non-index fixed-income mutual funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.

Basis of Consolidation: The accompanying consolidated financial statements include the accounts of BlackRock Cayman Master Total Return Portfolio I, Ltd. (the “Subsidiary”), which is a wholly-owned subsidiary of the Master Portfolio and primarily invests in commodity-related instruments. Effective November 30, 2018, the Master Portfolio no longer invests in the Subsidiary. The Subsidiary enabled the Master Portfolio to hold these commodity-related instruments while allowing its investors to satisfy regulated investment company tax requirements. Prior to November 30, 2018, the Master Portfolio invested up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions, if any, have been eliminated. The Subsidiary is subject to the same investment policies and restrictions that apply to the Master Portfolio, except that the Subsidiary may invest without limitation in commodity-related instruments.

2.	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income and non-cash dividend income are recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: The Master Portfolio’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Master Portfolio does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Consolidated Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Master Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Segregation and Collateralization: In cases where the Master Portfolio enters into certain investments (e.g., dollar rolls, to-be-announced (“TBA”) sale commitments, futures contracts, forward foreign currency exchange contracts, options written, swaps, short sales and structured options) that would be treated as “senior securities” for 1940 Act purposes, the Master Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment or borrowing to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Master Portfolio’s Board effective January 1, 2019, the directors who are not “interested persons” of the Master Bond LLC, as defined in the 1940 Act (“Independent Directors”) may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Master Portfolio, as applicable. Deferred compensation liabilities are included in the Directors’ fees payable in the Consolidated Statement of Assets and Liabilities and will remain as a liability of the Master Portfolio until such amounts are distributed in accordance with the Plan.

Recent Accounting Standards: In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management continues to evaluate the impact of this guidance to the Master Portfolio.

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization of Purchased Callable Debt Securities” which

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amends the amortization period for certain purchased callable debt securities. Under the new guidance, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management continues to evaluate the impact of this guidance to the Master Portfolio.

Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Master Portfolio has an arrangement with its custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Master Portfolio may incur charges on certain uninvested cash balances and overdrafts, subject to certain conditions.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the NYSE (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the period end). U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:

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Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

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Fixed-income securities for which market quotations are readily available are generally valued using the last available bid prices or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but the Master Portfolio may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

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Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Master Portfolio’s net assets. Each business day, the Master Portfolio uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

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Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

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The Master Portfolio values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.

•	Futures contracts traded on exchanges are valued at their last sale price.

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Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

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Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. OTC options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

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Swap agreements are valued utilizing quotes received daily by the Master Portfolio’s pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

•	To-be-announced (“TBA”) commitments are valued on the basis of last available bid prices or current market quotations provided by pricing services.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Master Portfolio’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis. As a result of the inherent uncertainty in valuation of these investments, the fair values may differ from the values that would have been used had an active market existed.

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by third party pricing services utilize one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By Third Party Pricing Services
Market approach	(i)	recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
	(ii)	recapitalizations and other transactions across the capital structure; and
	(iii)	market multiples of comparable issuers.
Income approach	(i)	future cash flows discounted to present and adjusted as appropriate for liquidity, credit and/or market risks;
	(ii)	quoted prices for similar investments or assets in active markets; and
.	(iii)	other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach	(i)	audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
	(ii)	changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
	(iii)	relevant news and other public sources; and
	(iv)	known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”) or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by the Master Portfolio. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date the Master Portfolio is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Master Portfolio could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

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Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

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Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private

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Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

As of March 31, 2019, certain investments of the Master Portfolio were valued using NAV (or its equivalent) as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, the Master Portfolio may subsequently have to reinvest the proceeds at lower interest rates. If the Master Portfolio has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included as interest income in the Consolidated Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.

Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of

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principal, the Master Portfolio’s initial investment in the IOs may not fully recoup.

Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of Mortgage Assets. Stripped mortgage-backed securities may be privately issued.

Zero-Coupon Bonds: Zero-coupon bonds, are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for the Master Portfolio to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of the Master Portfolio to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate (“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of the Master Portfolio’s investment policies.

When the Master Portfolio purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, the Master Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by the Master Portfolio upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. The Master Portfolio may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. The Master Portfolio may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in the Master Portfolio having a contractual relationship only with the lender, not with the borrower. The Master Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, the Master Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. The Master Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, the Master Portfolio assumes the credit risk of both the borrower and the lender that is selling the Participation. The Master Portfolio’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, the Master Portfolio may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in the Master Portfolio having a direct contractual relationship with the borrower, and the Master Portfolio may enforce compliance by the borrower with the terms of the loan agreement.

In connection with floating rate loan interests, the Master Portfolio may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the Master Portfolio earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Consolidated Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations. As of period end, the Master Portfolio had no unfunded floating rate loan interests.

Forward Commitments and When-Issued Delayed Delivery Securities: The Master Portfolio may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Master Portfolio may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Master Portfolio may be required to pay more at settlement than the security is worth. In addition, the Master Portfolio is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Master Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the

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counterparty, the Master Portfolio’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, the Master Portfolio may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.

In order to better define contractual rights and to secure rights that will help the Master Portfolio mitigate its counterparty risk, TBA commitments may be entered into by the Master Portfolio under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by the Master Portfolio and the counterparty. Cash collateral that has been pledged to cover the obligations of the Master Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Consolidated Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by the Master Portfolio, if any, is noted in the Consolidated Schedule of Investments. Typically, the Master Portfolio is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to the Master Portfolio are not fully collateralized, contractually or otherwise, the Master Portfolio bears the risk of loss from counterparty non-performance.

Mortgage Dollar Roll Transactions: The Master Portfolio may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, the Master Portfolio is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that the Master Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities.

Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as investment companies in the Master Portfolio’s Consolidated Schedule of Investments, and the value of any related collateral are shown separately in the Consolidated Statement of Assets and Liabilities as a component of investments at value — unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Consolidated Schedule of Investments.

Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Master Portfolio’s securities lending agreements by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Net Amount
Credit Suisse Securities (USA) LLC	$151,145	$(151,145)	$—
Deutsche Bank Securities, Inc.	34,200	(34,200)	—
J.P. Morgan Securities LLC	1,900	(1,900)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	9,459	(9,459)	—

	$196,704	$(196,704)	$—

(a)

Cash collateral with a value of $207,573 has been received in connection with securities lending agreements. Collateral received in excess of the value of securities loaned from the individual counterparty, if any, is not shown for financial reporting purposes in the table above.

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The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Consolidated Schedule of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Consolidated Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Master Portfolio are denominated and in some cases, may be used to obtain exposure to a particular market.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Consolidated Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Consolidated Statement of Assets and Liabilities.

Options: The Master Portfolio purchases and writes call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.

A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value — unaffiliated and options written at value, respectively, in the Consolidated Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Consolidated Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Consolidated Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Master Portfolio writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Master Portfolio writes a put option, such option is covered by cash in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Consolidated Statement of Assets and Liabilities.

•

Swaptions — The Master Portfolio purchases and writes swaptions primarily to preserve a return or spread on a particular investment or portion of the Master Portfolio’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.

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•

Interest rate caps and floors — Interest rate caps and floors are entered into to gain or reduce exposure to interest rates (interest rate risk and/or other risk). Caps are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes exceed a specified rate, or “cap.” Floors are agreements whereby one party agrees to make payments to the other, in return for a premium, to the extent that interest rate indexes fall below a specified rate, or “floor.” The maximum potential amount of future payments that the Master Portfolio would be required to make under an interest rate cap would be the notional amount times the percentage increase in interest rates determined by the difference between the interest rate index current value and the value at the time the cap was entered into.

•

Foreign currency options — The Master Portfolio purchases and writes foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.

•	Barrier options — The Master Portfolio may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.

The Master Portfolio may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.

•	Structured options — The Master Portfolio invests in structured options to increase or decrease its exposure to an underlying index or group of securities (equity risk).

These options may consist of single or multiple OTC options which are priced as a single instrument. They may only be exercised at the expiration date, but may be transferred/sold prior to the expiration date. The value of a structured option may either increase or decrease with the underlying index or group of securities, depending on the combination of options used. Structured options are issued in units whereby each unit represents a structure based on the specific index with an initial reference strike price. One type of structure involves the combination of selling a put while buying a call on a specific index. This option would rise in value as the underlying index increases and fall in value as the underlying index decreases. Alternatively, another structure involves the sale of a call and the purchase of a put. This option structure would rise in value as the underlying index decreases and fall in value as the underlying index increases. Upon the exercise of the structured option, the Master Portfolio will receive a payment from, or be required to remit a payment to, the counterparty depending on the value of the underlying index at exercise.

In purchasing and writing options, the Master Portfolio bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Master Portfolio purchasing or selling a security when it otherwise would not, or at a price different from the current market value.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Master Portfolio and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).

For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Consolidated Statement of Assets and Liabilities. Payments received or paid are recorded in the Consolidated Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Master Portfolio’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Master Portfolio’s counterparty on the swap agreement becomes the CCP. The Master Portfolio is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Consolidated Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Consolidated Statement of Operations.

•

Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).

The Master Portfolio may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure

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to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Master Portfolio will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Master Portfolio will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

•

Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one market (e.g., fixed-income) with another market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket or underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Master Portfolio receives payment from or makes a payment to the counterparty.

Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Master Portfolio has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the Master Portfolio.

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Master Portfolio and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Consolidated Statement of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Master Portfolio and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

•	Correlation swaps — Correlation swaps are entered into to gain or mitigate exposure to the underlying reference securities.

Correlation swaps involve two parties agreeing to exchange cash flows based on the measured correlation of two specified underlying securities. At inception, the strike correlation rate is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged where the payoff amount is based on the difference between the realized price correlation of the underlying securities and the strike correlation rate. As a receiver (or payor) of the realized price correlation rate, a fund would receive (or owe) the payoff amount when the realized price correlation rate of the underlying securities is greater than the strike correlation rate and would owe (or receive) the payoff amount when the realized price correlation rate of the underlying securities is less than the strike correlation rate. This type of agreement is essentially a forward contract on the future realized price correlation of the underlying securities.

•	Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).

Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.

•	Currency swaps — Currency swaps are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

Currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Currency swaps may also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.

•

Forward swaps — The Master Portfolio enters into forward interest rate swaps and forward total return swaps. In a forward swap, the Master Portfolio and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.

•

Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Master Portfolio may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the Master Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Master Portfolio may, under certain

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circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Master Portfolio and the counterparty.

Cash collateral that has been pledged to cover obligations of the Master Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Consolidated Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Master Portfolio, if any, is noted in the Consolidated Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Master Portfolio. Any additional required collateral is delivered to/pledged by the Master Portfolio on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Master Portfolio generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Master Portfolio from its counterparties are not fully collateralized, it bears the risk of loss from counterparty non-performance. Likewise, to the extent the Master Portfolio has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, it bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, the Master Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Consolidated Statement of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Master Bond LLC, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.

For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Master Portfolio’s net assets:

Average Daily Net Assets	Investment Advisory Fee

First $250 Million	0.16%
$250 Million — $500 Million	0.12%
$500 Million — $750 Million	0.08%
Greater than $750 Million	0.05%

The Manager provides investment management and other services to the Subsidiary. The Manager does not receive separate compensation from the Subsidiary for providing investment management or administrative services. However, the Master Portfolio pays the Manager based on the Master Portfolio’s net assets, which includes the assets of the Subsidiary. Effective November 30, 2018, the Master Portfolio no longer invests in the Subsidiary.

With respect to the Master Portfolio, the Manager entered into separate sub-advisory agreements with BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited (“BRS”), each an affiliate of the Manager. The Manager pays BIL and BRS for services they provide, for that portion of the Master Portfolio for which BIL and BRS, as applicable, act as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Master Portfolio to the Manager.

Expense Waivers and Reimbursements: With respect to the Master Portfolio, the Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For the six months ended March 31, 2019, the amount waived was $232,713.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through January 31, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Directors, or by a vote of a majority of the outstanding voting securities of the Master Portfolio. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For the six months ended March 31, 2019, the Manager waived $18,040 in investment advisory fees pursuant to this arrangement.

For the six months ended March 31, 2019, the Master Bond LLC reimbursed the Manager $72,561 for certain accounting services, which is included in accounting services in the Consolidated Statement of Operations.

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Master Portfolio is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment adviser to the private investment company will not charge any advisory fees with respect to shares purchased by the Master Portfolio. The private investment company in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the

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Notes to Consolidated Financial Statements (unaudited) (continued)	Master Total Return Portfolio

private investment company’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Master Portfolio retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Master Portfolio retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the Fixed-Income Complex in a calendar year exceeds a specified threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

Prior to January 1, 2019, the Master Portfolio was subject to a different securities lending fee arrangement.

The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Consolidated Statement of Operations. For the six months ended March 31, 2019, the Master Portfolio paid BIM $13,451 for securities lending agent services.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Master Portfolio may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Master Portfolio’s investment policies and restrictions. The Master Portfolio is currently permitted to borrow under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended March 31, 2019, the Master Portfolio did not participate in the Interfund Lending Program.

Directors and Officers: Certain directors and/or officers of the Master Bond LLC are directors and/or officers of BlackRock or its affiliates.

Other Transactions: The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common directors. For the six months ended March 31, 2019, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

Purchases	Sales	Net Realized Loss

$19,683,520	$20,630,813	$(257,070)

7.	PURCHASES AND SALES

For the six months ended March 31, 2019, purchases and sales of investments, including paydowns and mortgage dollar rolls and excluding short-term securities, were as follows:

	Purchases	Sales

Non-U.S. Government Securities	$46,360,044,547	$47,031,818,529
U.S. Government Securities	1,595,389,509	1,142,814,533

For the six months ended March 31, 2019, purchases and sales related to mortgage dollar rolls were as follows:

Purchases	$28,910,931,080
Sales	28,920,797,682

8.	INCOME TAX INFORMATION

The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for each of the four years ended September 30, 2018. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Master Portfolio as of March 31, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s consolidated financial statements.

M A S T E R P O R T F O L I O N O T E S T O C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	105

Notes to Consolidated Financial Statements (unaudited) (continued)	Master Total Return Portfolio

As of March 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$18,194,350,375

Gross unrealized appreciation	$296,937,215
Gross unrealized depreciation	(190,686,462)

Net unrealized appreciation	$106,250,753

9.	BANK BORROWINGS

The Master Bond LLC, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2019 unless extended or renewed. Participating Funds paid an upfront commitment fee of 0.02% on the total commitment amounts, in addition to administration, legal and arrangement fees, which are included in miscellaneous expenses in the Consolidated Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended March 31, 2019, the Master Portfolio did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

Inventories of municipal bonds held by brokers and dealers may decrease, which would lessen their ability to make a market in these securities. Such a reduction in market making capacity could potentially decrease the Master Portfolio’s ability to buy or sell bonds. As a result, the Master Portfolio may sell a security at a lower price, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative impact on performance. If the Master Portfolio needed to sell large blocks of bonds, those sales could further reduce the bonds’ prices and impact performance.

In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.

The Master Portfolio may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Master Portfolio to reinvest in lower yielding securities. The Master Portfolio may also be exposed to reinvestment risk, which is the risk that income from the Master Portfolio’s portfolio will decline if the Master Portfolio invests the proceeds from matured, traded or called fixed income securities at market interest rates that are below the Master Portfolio portfolio’s current earnings rate.

The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments. An illiquid investment is any investment that the Master Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Master Portfolio may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests.

The price the Master Portfolio could receive upon the sale of any particular portfolio investment may differ from the Master Portfolio’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Portfolio’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Master Portfolio, and the Master Portfolio could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Master Portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.

Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent

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Notes to Consolidated Financial Statements (unaudited) (continued)	Master Total Return Portfolio

of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Consolidated Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

The Master Portfolio’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain less the value of any collateral held by the Master Portfolio.

For OTC options purchased, the Master Portfolio bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Master Portfolio should the counterparty fail to perform under the contracts. Options written by the Master Portfolio do not typically give rise to counterparty credit risk, as options written generally obligate the Master Portfolio, and not the counterparty, to perform. The Master Portfolio may be exposed to counterparty credit risk with respect to options written to the extent the Master Portfolio deposits collateral with its counterparty to a written option.

With exchange-traded options purchased and futures and centrally cleared swaps, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.

Concentration Risk: The Master Portfolio invests a significant portion of its assets in fixed income securities and/or uses derivatives tied to the fixed income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. The Master Portfolio may be subject to a greater risk of rising interest rates due to the current period of historically low rates. The Federal Reserve has begun to raise the Federal Funds rate, and each increase results in more pronounced interest rate risk in the current market environment.

The Master Portfolio invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Investment percentages in these securities are presented in the Consolidated Schedule of Investments. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

11.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Master Portfolio’s financial statements was completed through the date the financial statements were issued and the following items were noted:

Effective April 18, 2019, the credit agreement was extended until April 2020 under the same terms.

M A S T E R P O R T F O L I O N O T E S T O C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	107

Director and Officer Information

Richard E. Cavanagh, Co-Chair of the Board and Director

Karen P. Robards, Co-Chair of the Board and Director

Michael J. Castellano, Director

Cynthia L. Egan, Director

Frank J. Fabozzi, Director

Henry Gabbay, Director

R. Glenn Hubbard, Director

W. Carl Kester, Director

Catherine A. Lynch, Director

Robert Fairbairn, Director

John M. Perlowski, Director, President and Chief Executive Officer

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

John MacKessy, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

At a special meeting of shareholders held on November 21, 2018, the Fund’s shareholders and the Master Bond LLC’s interestholders elected Directors who took office on January 1, 2019. The newly elected Directors include three former Directors and eight individuals who served as directors/trustees of the funds in the BlackRock Closed- End Complex. Information regarding the individuals who began serving as Directors effective January 1, 2019 can be found in the proxy statement for the special meeting of shareholders, which is available on the SEC’s EDGAR Database at http://www.sec.gov.

Investment Adviser

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Advisers

BlackRock International Limited

Edinburgh, EH3 8BL

United Kingdom

BlackRock (Singapore) Limited

079912 Singapore

Accounting Agent and Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Custodian

The Bank of New York Mellon

New York, NY 10286

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 19103

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

Address of the Corporation/Master Bond LLC

100 Bellevue Parkway

Wilmington, DE 19809

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Additional Information

Proxy Results

BlackRock Total Return Fund

A Special Meeting of Shareholders was held on November 21, 2018 for shareholders of record on September 24, 2018, to elect a Board of Directors of the Fund. The newly elected Directors took office effective January 1, 2019.

Shareholders approved the Directors* of BlackRock Bond Fund, Inc. with voting results as follows:

	Votes For	Votes Against	Votes Abstained

Michael J. Castellano	784,355,967	6,244,996	7,621,776
Richard E. Cavanagh	784,006,047	6,818,953	7,397,739
Cynthia L. Egan	785,964,811	5,076,137	7,181,791
Frank J. Fabozzi	783,462,570	6,884,862	7,875,307
Robert Fairbairn	785,601,300	5,103,428	7,518,011
Henry Gabbay	784,330,886	5,957,634	7,934,219
R. Glenn Hubbard	783,767,915	7,266,363	7,188,461
W. Carl Kester	783,713,369	7,053,246	7,456,124
Catherine A. Lynch	785,891,649	5,148,337	7,182,753
John M. Perlowski	785,389,890	5,407,417	7,425,432
Karen P. Robards	785,451,601	5,618,387	7,152,751

* Denotes the Fund-wide proposal and voting results.

The above Directors, referred to as the BlackRock Fixed-Income Board, have also been elected to serve as directors/trustees for other BlackRock-advised non-index fixed-income mutual funds and all of the BlackRock-advised closed-end funds.

Master Total Return Portfolio

A Special Meeting of Interestholders was held on November 21, 2018 for interestholders of record on September 24, 2018, to elect a Board of Directors of the Master Bond LLC. The newly elected Directors took office effective January 1, 2019.

Interestholders approved the Directors* of Master Bond LLC with voting results as follows:

	Votes For	Votes Withheld
Michael J. Castellano	12,877,214,185	186,859,007
Richard E. Cavanagh	12,869,911,177	194,162,015
Cynthia L. Egan	12,884,944,771	179,128,421
Frank J. Fabozzi	12,867,772,048	196,301,144
Robert Fairbairn	12,887,313,316	176,759,876
Henry Gabbay	12,879,869,172	184,204,020
R. Glenn Hubbard	12,866,818,377	197,254,815
W. Carl Kester	12,871,356,704	192,716,488
Catherine A. Lynch	12,886,134,400	177,938,792
John M. Perlowski	12,890,021,689	174,051,503
Karen P. Robards	12,878,157,480	185,915,712

* Denotes the Master Bond LLC-wide proposal and voting results.

The above Directors, referred to as the BlackRock Fixed-Income Board, have also been elected to serve as directors/trustees for other BlackRock-advised non-index fixed-income mutual funds and all of the BlackRock-advised closed-end funds funds.

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

A D D I T I O N A L I N F O R M A T I O N	109

Additional Information  (continued)

Availability of Quarterly Schedule of Investments

The Fund/Master Bond LLC file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/ Master Bond LLC’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Fund’s/Master Bond LLC’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master Bond LLC use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master Bond LLC voted proxies relating to securities held in the Fund/Master Bond LLC’s portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http:// www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

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Glossary of Terms Used in this Report

Currency

ARS	Argentine Peso

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

CNH	Chinese Yuan Offshore

COP	Colombian Peso

DKK	Danish Krone

EGP	Egyptian Pound

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

IDR	Indonesian Rupiah

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

NGN	Nigerian Naira

NOK	Norwegian Krone

NZD	New Zealand Dollar

RUB	Russian Ruble

SEK	Swedish Krona

TRY	Turkish Lira

TWD	Taiwan New Dollar

USD	US Dollar

ZAR	South African Rand

Portfolio Abbreviations

ABS	Asset-Backed Security

AGM	Assurance Guaranty Municipal Corp.

AKA	Also Known As

AMBAC	AMBAC Assurance Corp.

BZDIOVER	Overnight Brazil CETIP - Interbank Rate

CIBOR	Copenhagen Interbank Offered Rate

CLO	Collateralized Loan Obligation

DAC	Designated Activity Company

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

FKA	Formerly Known As

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

LIBOR	London Interbank Offered Rate

MXIBTIIE	Mexico Interbank TIIE 28-Day

NIBOR	Norwegian Interbank Offered Rate

OTC	Over-the-counter

PIK	Payment-in-kind

PSF	Permanent School Fund

RB	Revenue Bonds

REMIC	Real Estate Mortgage Investment Conduit

SCSDE	South Carolina State Department of Education

SPDR	Standard & Poor’s Depositary Receipts

STIBOR	Stockholm Interbank Offered Rate

TA	Tax Allocation

TBA	To-be-announced

UK RPI	United Kingdom Retail Price Index

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	111

This report is intended for existing shareholders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

TR-3/19-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrants’ Schedules of Investments are included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

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(a)(4) – Not Applicable

(b) – Certifications – Attached hereto

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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

Date: June 5, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

Date: June 5, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

Date: June 5, 2019

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